As filed with the Securities and Exchange Commission on February 26, 2010

No. 333-138490
No. 811-21977

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 132	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒

Amendment No. 133	☒

(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg 301 West Roosevelt Road Wheaton, IL 60187 (Name and Address of Agent for Service)	With a copy to: Stuart M. Strauss Dechert LLP 1095 Avenue of the Americas New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐   immediately upon filing pursuant to paragraph (b) of Rule 485.

☒   on February 26, 2010 pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐   on [date] pursuant to paragraph (a) of Rule 485.

☐   75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐   on [date] pursuant to paragraph (a) of Rule 485.

PowerShares Exchange-Traded Fund Trust II

PowerShares DWA Developed Markets Technical Leaders Portfolio
(NYSE Arca, Inc. – PIZ)

PowerShares DWA Emerging Markets Technical Leaders Portfolio
(NYSE Arca, Inc. – PIE)

PowerShares Dynamic Developed International Opportunities Portfolio (NYSE Arca, Inc. – PFA)

PowerShares Emerging Markets Infrastructure Portfolio
(NYSE Arca, Inc. – PXR)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
(NYSE Arca, Inc. – PAF)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
(NYSE Arca, Inc. – PXF)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (NYSE Arca, Inc. – PDN)

PowerShares FTSE RAFI Emerging Markets Portfolio
(NYSE Arca, Inc. – PXH)

PowerShares FTSE RAFI Europe Portfolio (NYSE Arca, Inc. – PEF)

PowerShares FTSE RAFI Japan Portfolio (NYSE Arca, Inc. – PJO)

PowerShares Global Agriculture Portfolio (NASDAQ Stock Market – PAGG)

PowerShares Global Biotech Portfolio (NASDAQ Stock Market – PBTQ)

PowerShares Global Clean Energy Portfolio (NYSE Arca, Inc. – PBD)

PowerShares Global Coal Portfolio (NASDAQ Stock Market – PKOL)

PowerShares Global Gold and Precious Metals Portfolio
(NASDAQ Stock Market – PSAU)

PowerShares Global Nuclear Energy Portfolio (NYSE Arca, Inc. – PKN)

PowerShares Global Progressive Transportation Portfolio
(NASDAQ Stock Market – PTRP)

PowerShares Global Steel Portfolio (NASDAQ Stock Market – PSTL)

PowerShares Global Water Portfolio (NYSE Arca, Inc. – PIO)

PowerShares Global Wind Energy Portfolio
(NASDAQ Stock Market – PWND)

PowerShares MENA Frontier Countries Portfolio
(NASDAQ Stock Market – PMNA)

February 26, 2010

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares of the Fund ("Shares") are not guaranteed or insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. Shares of the Fund involve investment risks, including the loss of principal.

3	Summary Information

3	PowerShares DWA Developed Markets Technical Leaders Portfolio

8	PowerShares DWA Emerging Markets Technical Leaders Portfolio

13	PowerShares Dynamic Developed International Opportunities Portfolio

18	PowerShares Emerging Markets Infrastructure Portfolio

23	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

28	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

33	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

38	PowerShares FTSE RAFI Emerging Markets Portfolio

43	PowerShares FTSE RAFI Europe Portfolio

47	PowerShares FTSE RAFI Japan Portfolio

52	PowerShares Global Agriculture Portfolio

57	PowerShares Global Biotech Portfolio

62	PowerShares Global Clean Energy Portfolio

67	PowerShares Global Coal Portfolio

72	PowerShares Global Gold and Precious Metals Portfolio

77	PowerShares Global Nuclear Energy Portfolio

82	PowerShares Global Progressive Transportation Portfolio

87	PowerShares Global Steel Portfolio

92	PowerShares Global Water Portfolio

97	PowerShares Global Wind Energy Portfolio

101	PowerShares MENA Frontier Countries Portfolio

107	Summary Information About Purchases, Sales and Taxes

108	Additional Information About the Funds' Strategies and Risks

132	Tax-Advantaged Structure of ETFs

133	Portfolio Holdings

133	Management of the Funds

135	How to Buy and Sell Shares

136	Frequent Purchases and Redemptions of Fund Shares

137	Dividends, Distributions and Taxes

139	Distributor

139	Net Asset Value

140	Fund Service Providers

141	Financial Highlights

163	Index Providers

164	Disclaimers

174	Premium/Discount Information

174	Other Information

PowerShares
DWA Developed Markets Technical Leaders Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Dorsey Wright® Developed Markets Technical Leaders Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$255	$444	$990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total

Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of developed economies within Dorsey Wright & Associates' ("Dorsey Wright" or the "Index Provider") classification definition, excluding U.S. companies listed on a U.S. stock exchange. The Underlying Index is comprised of equity securities from countries deemed to have developed economies, selected pursuant to a proprietary selection methodology of Dorsey Wright, designed to identify companies that demonstrate powerful relative strength characteristics. Relative strength characteristics are based upon each security's market performance. The companies are selected from a universe of the 1,000 largest securities (measured by market capitalization) in developed economies, excluding companies listed on a U.S. stock exchange. As of December 31, 2009, the Underlying Index consisted of 100 securities of companies with a market capitalization range of between $1.3 billion and $114.3 billion domiciled in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
23.32% (3rd Quarter 2009)	(32.70)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (12/28/07)
PowerShares DWA Developed Markets Technical Leaders Portfolio (return before taxes)	40.49%	(12.55)%
PowerShares DWA Developed Markets Technical Leaders Portfolio (return after taxes on distributions)	39.44%	(13.06)%
PowerShares DWA Developed Markets Technical Leaders Portfolio (return after taxes on distributions and sale of Fund Shares)	26.29%	(10.83)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.78%	(13.62)%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	29.36%	(13.90)%
Dorsey Wright® Developed Markets Technical Leaders Index (reflects no deduction for fees, expenses or taxes)	43.41%	(11.34)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the "Adviser").

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	December 2007
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	December 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
DWA Emerging Markets Technical Leaders Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Dorsey Wright® Emerging Markets Technical Leaders Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.90%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$92	$287	$498	$1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the

Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 205% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of emerging economies within Dorsey Wright & Associates' ("Dorsey Wright" or the "Index Provider") classification definition, excluding companies listed on a U.S. stock exchange. The Underlying Index is comprised of equity securities from countries deemed to have emerging economies, selected pursuant to a proprietary selection methodology of Dorsey Wright, designed to identify companies that demonstrate powerful relative strength characteristics. Relative strength characteristics are based upon each security's market performance. The companies are selected from a universe of the 1,000 largest securities (measured by market capitalization) in emerging economies, excluding companies that are listed on a U.S. stock exchange. As of December 31, 2009, the Underlying Index consisted of 100 securities of companies with a market capitalization range of between $80.3 million and $184.5 billion domiciled in Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund invests in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
27.40% (2nd Quarter 2009)	(36.53)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (12/28/07)
PowerShares DWA Emerging Markets Technical Leaders Portfolio (return before taxes)	59.64%	(22.90)%
PowerShares DWA Emerging Markets Technical Leaders Portfolio (return after taxes on distributions)	59.23%	(23.04)%
PowerShares DWA Emerging Markets Technical Leaders Portfolio (return after taxes on distributions and sale of Fund Shares)	38.76%	(19.12)%
MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	78.50%	(8.73)%
MSCI Emerging Markets Growth Index (reflects no deduction for fees, expenses or taxes)	77.93%	(11.83)%
Dorsey Wright® Emerging Markets Technical Leaders Index (reflects no deduction for fees, expenses or taxes)	69.63%	(16.05)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	December 2007
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	December 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares Dynamic Developed International Opportunities Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Developed International Opportunities Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund

Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 194% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of non-U.S. companies. The Underlying Index is comprised of securities selected principally on the basis of their capital appreciation potential as identified by Quantitative Services Group, LLC ("QSG") pursuant to a proprietary quantitative methodology (the "Methodology"). The Methodology evaluates companies monthly, using a proprietary multi-factor model based on the following measures of expected outperformance: balance sheet strength, capital structure, leverage, earnings growth, earnings quality and price momentum and then ranks and sorts them based on their cumulative scores. As of December 31, 2009, the Underlying Index consisted of 250 securities of companies with a market capitalization of between approximately $525.5 million and $335.4 billion that were domiciled in Australia, Austria, Belgium, Bermuda, Canada, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
34.38% (2nd Quarter 2009)	(30.12)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (06/13/07)
PowerShares Dynamic Developed International Opportunities Portfolio (return before taxes)	47.66%	(14.10)%
PowerShares Dynamic Developed International Opportunities Portfolio (return after taxes on distributions)	46.46%	(14.68)%
PowerShares Dynamic Developed International Opportunities Portfolio (return after taxes on distributions and sale of Fund Shares)	30.93%	(12.06)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	(10.54)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(9.49)%
QSG Developed International Opportunities Index (reflects no deduction for fees, expenses or taxes)	50.09%	(12.37)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	June 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Emerging Markets Infrastructure Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S-Network Emerging Infrastructure Builders IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the following sectors related to infrastructure construction and development in emerging market countries: 1) construction and engineering; 2) construction machinery; 3) construction materials; 4) diversified metals and mining; 5) heavy electrical equipment; 6) industrial machinery; and 7) steel. The Underlying Index is calculated and maintained by Standard & Poor's Custom Indices on behalf of S-Network Global Indexes LLC (the "Index Provider"). As of December 31, 2009, the Underlying Index consisted of approximately 63 securities of companies with market capitalizations between $523.2 million and $131.2 billion traded in Australia, Bermuda, Brazil, Canada, Chile, China, France, Hong Kong, India, Indonesia, Israel, Malaysia, Mexico, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan and the United States. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Infrastructure Risk. Companies engaged in the building of infrastructure are affected by the risk that economic conditions will not warrant spending on new infrastructure projects. In addition, infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Finally, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting infrastructure companies because of its investments in such entities.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
47.04% (2nd Quarter 2009)	(3.50)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (10/15/08)
PowerShares Emerging Markets Infrastructure Portfolio (return before taxes)	91.53%	76.57%
PowerShares Emerging Markets Infrastructure Portfolio (return after taxes on distributions)	91.02%	75.97%
PowerShares Emerging Markets Infrastructure Portfolio (return after taxes on distributions and sale of Fund Shares)	59.48%	65.22%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	26.99%
MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	78.51%	63.88%
S-Network Emerging Infrastructure Builders IndexSM (reflects no deduction for fees, expenses or taxes)	94.28%	82.94%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	October 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	October 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	October 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
FTSE RAFI Asia Pacific
ex-Japan Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed Asia Pacific ex Japan Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$255	$444	$990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as Asia Pacific within FTSE International Limited's ("FTSE" or the "Index Provider") country classification definition, excluding Japanese companies. The Underlying Index is designed to track the performance of the Asia Pacific companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex-Japan Developed Large/Mid-Cap Indexes as determined by FTSE. The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2009, the Underlying Index consisted of 133 medium and large capitalization securities of companies with a market capitalization of between approximately $332.5 million and $192.7 billion that were domiciled in Australia, Hong Kong, New Zealand, China, Singapore and Thailand or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in Asia Pacific Companies. The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk. Returns of large capitalization companies could trail the returns of securities in smaller companies.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
30.53% (3rd Quarter 2009)	(26.48)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (06/25/07)
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (return before taxes)	77.12%	1.79%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (return after taxes on distributions)	74.04%	0.30%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (return after taxes on distributions and sale of Fund Shares)	49.86%	0.61%
MSCI Pacific exJapan Index (reflects no deduction for fees, expenses or taxes)	72.81%	(1.98)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	(10.92)%
FTSE RAFI Developed Asia Pacific exJapan Index (reflects no deduction for fees, expenses or taxes)	77.14%	2.62%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	June 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
FTSE RAFI Developed Markets ex-U.S. Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed ex U.S. Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, may affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Underlying Index is designed to track the performance of the companies domiciled in developed markets with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US Large/Mid-Cap Indexes as determined by FTSE (the "Index Provider"). The Fund will normally invest at least 80% of its total assets in securities of companies originating in countries that are classified as "developed" within the Index Provider's country classification definition, excluding the United States. The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2009, the Underlying Index consisted of 998 securities of companies with market capitalizations of between approximately $60.9 million and $192.6 billion that were domiciled in Australia, Austria, Belgium, Canada, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Thailand and the United Kingdom or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk. Returns of large capitalization companies could trail the returns of securities in smaller companies.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
35.23% (2nd Quarter 2009)	(22.75)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (06/25/07)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (return before taxes)	42.52%	(8.38)%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (return after taxes on distributions)	41.46%	(9.01)%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (return after taxes on distributions and sale of Fund Shares)	27.60%	(7.42)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	(10.92)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(9.18)%
FTSE RAFI Developed ex U.S. Index (reflects no deduction for fees, expenses or taxes)	44.05%	(7.27)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	June 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Developed ex US Mid Small 1500 Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in small and medium capitalization companies that are classified as "developed" within FTSE's country classification definition, excluding the United States. The Underlying Index is designed to track the performance of the small and medium capitalization companies domiciled in developed markets with the highest ranking cumulative score ("Fundamental Value"), selected from the constituents of the FTSE Developed ex US All Cap Index, as determined by FTSE (the "Index Provider"). The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2009, the Underlying Index consisted of approximately 1,439 securities of companies with market capitalizations of between approximately $76.7 million and $34.4 billion that were domiciled in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value ("NAV") than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
39.94% (2nd Quarter 2009)	(19.44)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (09/27/07)
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (return before taxes)	54.24%	(5.87)%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (return after taxes on distributions)	52.51%	(6.61)%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (return after taxes on distributions and sale of Fund Shares)	35.19%	(5.39)%
MSCI EAFE Small Index (reflects no deduction for fees, expenses or taxes)	46.78%	(12.52)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	(12.89)%
FTSE RAFI Developed ex US Mid Small 1500 Index (reflects no deduction for fees, expenses or taxes)	57.03%	(4.72)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	September 2007
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	September 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
FTSE RAFI Emerging Markets Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the index called the FTSE RAFI Emerging Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Adviser anticipates that a significant portion of the Fund's investments will be in ADRs based on the securities included in the Underlying Index. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as emerging markets within FTSE's country classification definition. The Underlying Index is designed to track the performance of the emerging market securities with the highest ranking cumulative score ("Fundamental Value"), selected from the constituents of the FTSE Emerging Large/Mid Cap Index, as determined by FTSE (the "Index Provider"). The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2009, the Underlying Index consisted of approximately 356 securities of companies with market capitalizations of between approximately $168.4 million and $335.4 billion that were domiciled in Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Basic Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk. Returns of large capitalization companies could trail the returns of securities in smaller companies.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
31.87% (2nd Quarter 2009)	(24.21)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (09/27/07)
PowerShares FTSE RAFI Emerging Markets Portfolio (return before taxes)	71.18%	(3.13)%
PowerShares FTSE RAFI Emerging Markets Portfolio (return after taxes on distributions)	70.64%	(3.69)%
PowerShares FTSE RAFI Emerging Markets Portfolio (return after taxes on distributions and sale of Fund Shares)	46.24%	(3.01)%
MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	78.51%	(6.32)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	(12.89)%
FTSE RAFI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	81.88%	(1.46)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	September 2007
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	September 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
FTSE RAFI Europe Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Europe Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as European within FTSE's country classification definition. The Underlying Index is designed to track the performance of the European companies represented amongst the constituents of the FTSE RAFI Europe Developed Large/Mid-Cap Indexes with the largest fundamental value, selected from the constituents of the FTSE Europe Developed Large/Mid-Cap Indexes as determined by FTSE (the "Index Provider"). The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2009, the Underlying Index consisted of approximately 514 securities of companies with market capitalizations of between approximately $306.4 million and $188.4 billion that were domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk. Returns of large capitalization companies could trail the returns of securities in smaller companies.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
37.38% (2nd Quarter 2009)	(25.64)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (06/25/07)
PowerShares FTSE RAFI Europe Portfolio (return before taxes)	45.13%	(10.00)%
PowerShares FTSE RAFI Europe Portfolio (return after taxes on distributions)	44.06%	(10.73)%
PowerShares FTSE RAFI Europe Portfolio (return after taxes on distributions and sale of Fund Shares)	29.22%	(8.79)%
MSCI Europe IndexSM (reflects no deduction for fees, expenses or taxes)	35.83%	(11.51)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	(10.92)%
FTSE RAFI Europe Index (reflects no deduction for fees, expenses or taxes)	47.11%	(9.27)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	June 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
FTSE RAFI Japan Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the FTSE RAFI Japan Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies that are classified as Japanese within FTSE's country classification definition. The Underlying Index is designed to track the performance of the Japanese securities represented amongst the constituents of the FTSE RAFI Developed ex US Index as determined by FTSE (the "Index Provider"). The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of December 31, 2009, the Underlying Index consisted of 278 securities of companies with market capitalizations of between approximately $60.9 million and $136.9 billion that were domiciled in Japan or primarily listed on a Japanese exchange. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Risks of Investing in Japanese Securities. The Japanese economy is highly dependent on trade, and may be adversely impacted by the implementation of tariffs and protectionist measures by various governments, the increased costs of raw materials, an aging workforce, large government deficits or fundamental changes in the Japanese labor market. Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and are subject to a changing corporate governance structure. Japanese financial reporting, accounting and auditing standards are different than those used in the United States and Japanese companies are not required under existing securities laws to timely provide all of the disclosure required under U.S. securities laws. Therefore, information available regarding Japanese corporations may be less reliable than the information available with regard to U.S. corporations and all material information may not be available to the Fund. In addition, it may be difficult for the Fund to obtain a judgment in a Japanese court to enforce its legal rights.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
28.53% (2nd Quarter 2009)	(17.61)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (06/25/07)
PowerShares FTSE RAFI Japan Portfolio (return before taxes)	7.46%	(10.63)%
PowerShares FTSE RAFI Japan Portfolio (return after taxes on distributions)	6.90%	(11.10)%
PowerShares FTSE RAFI Japan Portfolio (return after taxes on distributions and sale of Fund Shares)	4.85%	(9.16)%
MSCI Japan Index (reflects no deduction for fees, expenses or taxes)	6.25%	(13.28)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	(10.92)%
FTSE RAFI Japan Index (reflects no deduction for fees, expenses or taxes)	9.1%	(9.98)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	June 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Global Agriculture Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Agriculture IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the agriculture industry and farming related activities. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the agriculture industry and farming-related activities and is calculated and maintained by The NASDAQ OMX Group, Inc. ("NASDAQ OMX" or the "Index Provider"). As of December 31, 2009, the Underlying Index consisted of approximately 40 securities of companies with market capitalizations between $627.3 million and $42.1 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Agriculture Industry. Companies involved in the agriculture industry and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture industry and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
17.51% (2nd Quarter 2009)	7.09% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (09/16/08)
PowerShares Global Agriculture Portfolio (return before taxes)	61.16%	6.86%
PowerShares Global Agriculture Portfolio (return after taxes on distributions)	60.94%	6.73%
PowerShares Global Agriculture Portfolio (return after taxes on distributions and sale of Fund Shares)	39.75%	5.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(1.03)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	4.36%
NASDAQ OMX Global Agriculture Index (reflects no deduction for fees, expenses or taxes)	63.87%	8.77%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	September 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	September 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	September 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Global Biotech Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Biotechnology IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the biotechnology industry. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the biotechnology industry and is calculated and maintained by NASDAQ OMX (the "Index Provider"). As of December 31, 2009, the Underlying Index consisted of approximately 44 securities of companies with market capitalizations between $505.7 million and $58.3 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Biotechnology Industry. Companies involved in the biotechnology industry may face intense competition, both domestically and internationally, due to progressive scientific developments and technological advances, as well as frequent new product introduction. The biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalization. Companies in this sector generally need to retain earnings to finance their expansion, and as a result, no dividends may be paid. Unpredictable changes in growth rates, rapid obsolescence of products, competition for qualified personnel and governmental regulations affecting demand for particular products and services create additional challenges for companies in the biotechnology industry. Further, biotechnology companies are heavily dependent on patent and intellectual property rights; the loss or impairment of which, may adversely affect the companies' profitability.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions. Small and medium capitalization companies in the biotechnology industry may be especially subject to abrupt or erratic price movements.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
9.80% (3rd Quarter 2009)	(5.98)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (09/16/08)
PowerShares Global Biotech Portfolio (return before taxes)	7.45%	(4.58)%
PowerShares Global Biotech Portfolio (return after taxes on distributions)	7.45%	(4.58)%
PowerShares Global Biotech Portfolio (return after taxes on distributions and sale of Fund Shares)	4.85%	(3.89)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(1.03)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	4.36%
NASDAQ OMX Global Biotechnology IndexSM (reflects no deduction for fees, expenses or taxes)	6.49%	(4.65)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	September 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	September 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	September 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Global Clean Energy Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the WilderHill New Energy Global Innovation Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies engaged in the business of the advancement of cleaner energy and conservation and ADRs based on the securities in the Underlying Index. The Underlying Index is an index comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC (the "Index Provider"). The Underlying Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of December 31, 2009, the Underlying Index consisted of 86 securities of companies with market capitalizations of between approximately $106.5 million and $22.7 billion that were domiciled in Australia, Austria, Belgium, Brazil, Canada, China, Denmark, France, Finland, Germany, Hong Kong, India, Ireland, Italy, Japan, New Zealand, Norway, Philippines, Spain, Switzerland, Taiwan, the United Kingdom and the United States or primarily listed on an exchange in such countries. Securities are selected principally on the basis of their capital appreciation potential as identified by the Index Provider pursuant to a proprietary Index methodology, with a bias placed on renewable energy companies. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Clean Energy Industry Concentration Risk. The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
36.12% (2nd Quarter 2009)	(37.19)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (06/13/07)
PowerShares Global Clean Energy Portfolio (return before taxes)	37.81%	(14.81)%
PowerShares Global Clean Energy Portfolio (return after taxes on distributions)	37.76%	(14.84)%
PowerShares Global Clean Energy Portfolio (return after taxes on distributions and sale of Fund Shares)	24.57%	(12.35)%
MSCI World IndexSM (reflects no deduction for fees, expenses or taxes)	29.99%	(9.9)%
S&P Global Clean Energy Index (reflects no deduction for fees, expenses or taxes)	6.51%	(23.54)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(9.49)%
WilderHill New Energy Global Innovation Index (reflects no deduction for fees, expenses or taxes)	40.91%	(13.05)%

The S&P Global Clean Energy Index will be used for comparative purposes going forward as this Index represents the most appropriate market index for the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2007
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	June 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Global Coal Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Coal IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the coal industry. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the coal industry and is calculated and maintained by NASDAQ OMX (the "Index Provider"). As of December 31, 2009, the Underlying Index included consisted of approximately 29 securities of companies with market capitalizations between $421.3 million and $86.4 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Coal Industry. Companies involved in activities relating to the exploration for, mining of, and other related activities for coal face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy, the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for coal. The productivity of mining operations may be reduced by geological conditions, regulatory permits for mining activities and the availability of coal that meets standards set forth in the Clean Air Act, as amended in 1990. Companies involved in activities relating to the exploration for, mining of, and other related activities for coal are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and tax and other government regulations. A primary risk of the coal industry is the competitive risk associated with the prices of alternative fuels, such as natural gas and oil. For example, consumers of coal often have the ability to switch between the use of coal, oil or natural gas. As a result, during periods when competing fuels are less expensive, the revenues of companies in the coal industry may decline with a corresponding impact on earnings.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
54.04% (2nd Quarter 2009)	2.82% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (09/16/08)
PowerShares Global Coal Portfolio (return before taxes)	136.96%	20.38%
PowerShares Global Coal Portfolio (return after taxes on distributions)	136.08%	19.38%
PowerShares Global Coal Portfolio (return after taxes on distributions and sale of Fund Shares)	89.00%	16.70%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(1.03)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	4.36%
NASDAQ OMX Global Coal IndexSM (reflects no deduction for fees, expenses or taxes)	140.47%	24.18%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	September 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	September 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	September 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Global Gold and Precious Metals Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Gold and Precious Metals IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the gold and other precious metals mining industries. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in gold and other precious metals mining related activities and is calculated and maintained by NASDAQ OMX (the "Index Provider"). As of December 31, 2009, the Underlying Index consisted of approximately 46 securities of companies with market capitalizations between $496.7 million and $34.9 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Gold and Precious Metals Industry. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
16.57% (3rd Quarter 2009)	7.61% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (09/16/08)
PowerShares Global Gold and Precious Metals Portfolio (return before taxes)	50.12%	30.42%
PowerShares Global Gold and Precious Metals Portfolio (return after taxes on distributions)	49.99%	30.33%
PowerShares Global Gold and Precious Metals Portfolio (return after taxes on distributions and sale of Fund Shares)	32.57%	25.94%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(1.03)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	4.36%
NASDAQ OMX Global Gold and Precious Metals IndexSM (reflects no deduction for fees, expenses or taxes)	51.46%	30.39%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	September 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	September 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	September 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Global Nuclear Energy Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the WNA Nuclear Energy IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Adviser will seek to match the performance of the Underlying Index. The Fund will normally invest at least 80% of its total assets in the nuclear energy industry. The Underlying Index is designed to measure the overall performance of globally traded securities of companies which are materially engaged in the nuclear energy industry and is calculated and maintained by Standard & Poor's Custom Indices on behalf of WNA Global Indexes, LLC (the "Index Provider"). As of December 31, 2009, the Underlying Index consisted of 64 securities of companies with a market capitalization range of between approximately $154.7 million and $171.5 billion traded on recognized stock exchanges in a) the Americas, b) Europe, Middle East and Africa and c) Asia/Pacific. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Nuclear Energy Industry. The energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The nuclear energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
28.68% (2nd Quarter 2009)	(9.66)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (04/01/08)
PowerShares Global Nuclear Energy Portfolio (return before taxes)	28.20%	(15.25)%
PowerShares Global Nuclear Energy Portfolio (return after taxes on distributions)	27.07%	(15.77)%
PowerShares Global Nuclear Energy Portfolio (return after taxes on distributions and sale of Fund Shares)	18.31%	(13.14)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(7.05)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	(10.78)%
WNA Nuclear Energy IndexSM (reflects no deduction for fees, expenses or taxes)	29.03%	(16.07)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	April 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	April 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Global Progressive Transportation Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs and GDRs based on securities in the Underlying Index. The Fund will normally invest at least 80% of its total assets in the securities and ADRs and GDRs based on the securities of global companies involved in the advancement of efficient transportation as discussed below. The Underlying Index is comprised of companies engaged in a business or businesses which Wilder Transport Index, LLC (the "Index Provider") believes stand to benefit substantially from a societal transition toward the use of cleaner, less costly and more efficient means of transportation. Companies selected for the Underlying Index include those that focus on technologies for the utilization of greener, more efficient sources of energy for transportation. These technologies are designed to provide greater efficiency and to reduce costs and time in transit and include renewable energy harvesting or production, energy conversion, energy storage, improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. As of December 31, 2009, the Underlying Index consisted of approximately 39 securities of companies with market capitalizations between $106.6 million and $62.5 billion. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Transportation Industry. Companies involved in transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, fluctuating component prices, inflation, insurance costs, security and environmental measures and government regulation. Also, the Fund's policy of investing in companies involved in the advancement of efficient transportation could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not invest in companies involved in the advancement of efficient transportation.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
33.71% (2nd Quarter 2009)	(11.56)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (09/16/08)
PowerShares Global Progressive Transportation Portfolio (return before taxes)	50.27%	9.13%
PowerShares Global Progressive Transportation Portfolio (return after taxes on distributions)	49.89%	8.79%
PowerShares Global Progressive Transportation Portfolio (return after taxes on distributions and sale of Fund Shares)	32.67%	7.57%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(1.03)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	4.36%
Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM (reflects no deduction for fees, expenses or taxes)	53.55%	10.42%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	September 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	September 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	September 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Global Steel Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Steel IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Fund will normally invest at least 80% of its total assets in securities of companies involved in the steel industry. The Underlying Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the manufacturing and storage of iron and steel products and is calculated and maintained by NASDAQ OMX (the "Index Provider"). As of December 31, 2009, the Underlying Index consisted of approximately 60 securities of companies with market capitalizations between $479.6 million and $61.2 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Steel Industry. Companies involved in activities related to the manufacturing and storage of iron and steel products face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy and the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for steel. Companies involved in the manufacturing and storage of iron and steel products are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and changes in tax and other government regulations.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
48.68% (2nd Quarter 2009)	(11.20)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (09/16/08)
PowerShares Global Steel Portfolio (return before taxes)	73.55%	(4.33)%
PowerShares Global Steel Portfolio (return after taxes on distributions)	73.30%	(4.44)%
PowerShares Global Steel Portfolio (return after taxes on distributions and sale of Fund Shares)	47.80%	(3.74)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(1.03)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	4.36%
NASDAQ OMX Global Steel IndexSM (reflects no deduction for fees, expenses or taxes)	76.73%	5.56%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	September 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	September 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	September 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Global Water Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the Palisades Global Water Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index and ADRs based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs. The Fund will normally invest at least 80% of its total assets in securities of companies that generate at least 50% of their revenue from water or water-related activities. The Underlying Index is a modified equal-dollar weighted index comprised of publicly traded global water companies listed on major international stock exchanges whose business stands to benefit substantially from the quantity and/or quality issues associated with the global management of water resources. The components of the Underlying Index are selected based on the objective of providing a representative indicator of the global water business. The Underlying Index was created by, and is a trademark of, Water Index Associates, LLC (the "Index Provider"). The components of the Underlying Index are categorized by sector based on a determination by the Index Provider as to the proper classification of a company's water or water-related activity. The Index Provider selects global water companies that it believes are core holdings of a diversified global water portfolio. As of December 31, 2009, the Underlying Index consisted of 31 securities of companies with market capitalizations of between approximately $339.1 million and $23.3 billion that were domiciled in Austria, Brazil, Canada, Chile, China, Finland, France, Germany, Hong Kong, India, Italy, Japan, Malaysia, the Netherlands, Singapore, South Korea, Spain, Switzerland, the United Kingdom and the United States or primarily listed on an exchange in such countries. The Fund's 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Risks of Investing in the Water Industry. The Fund's investments in the water industry may under-perform relative to the general market, returns on investments in other sectors or fixed-income securities. Furthermore, because the Fund will focus its investments in tracking just the water industry, economic downturns and global and domestic events affecting the water industry will have a greater impact on the Fund than would be the case if the Fund's investments were more well diversified. These events may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances and changes in consumer sentiment and spending.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
35.49% (2nd Quarter 2009)	(23.96)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (06/13/07)
PowerShares Global Water Portfolio (return before taxes)	41.91%	(10.31)%
PowerShares Global Water Portfolio (return after taxes on distributions)	41.26%	(10.63)%
PowerShares Global Water Portfolio (return after taxes on distributions and sale of Fund Shares)	27.23%	(8.84)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(9.49)%
S&P Global Water Index (reflects no deduction for fees, expenses or taxes)	28.17%	(9.63)%
Palisades Global Water Index (reflects no deduction for fees, expenses or taxes)	41.56%	(8.88)%

The S&P Global Water Index will be used for comparative purposes going forward as this Index represents the most appropriate market index for the Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	September 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	September 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	September 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
Global Wind Energy Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Clean Edge® Global Wind Energy Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and depository receipts based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in securities that comprise the Underlying Index rather than in depository receipts. The Fund will normally invest at least 80% of its total assets in securities of companies engaged in the wind energy industry. Companies engaged in the wind energy industry are companies that are primarily manufacturers, developers, distributors, installers, and users of energy derived from wind sources. The Underlying Index is calculated and maintained by NASDAQ OMX (the "Index Provider"). As of December 31, 2009, the Underlying Index consisted of approximately 37 securities of companies with market capitalizations between approximately $106.6 million and $171.5 billion traded in Belgium, Canada, Denmark, France, Germany, Greece, Hong Kong, Japan, Spain, Switzerland, the United Kingdom and the United States. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Risks of Investing in the Wind Energy Industry. Companies in the wind energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy industry companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
45.68% (2nd Quarter 2009)	(10.13)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (06/27/08)
PowerShares Global Wind Energy Portfolio (return before taxes)	35.11%	(25.25)%
PowerShares Global Wind Energy Portfolio (return after taxes on distributions)	35.11%	(25.33)%
PowerShares Global Wind Energy Portfolio (return after taxes on distributions and sale of Fund Shares)	22.82%	(21.26)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(6.47)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	(11.12)%
NASDAQ OMX Clean Edge® Global Wind Energy Index (reflects no deduction for fees, expenses or taxes)	39.13%	(23.24)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	June 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	June 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

PowerShares
MENA Frontier Countries Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Middle East North Africa IndexSM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers(1)	0.25%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.70%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$72	$274	$498	$1,140

(1)  The Adviser has agreed to waive 0.25% of its Advisory Fee for its investment advisory services to the Fund until April 20, 2011. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index and ADRs and GDRs based on the securities in the Underlying Index. The Fund will normally invest at least 80% of its total assets in securities of companies that are domiciled in or principally traded in a Middle East or North African frontier country (the "80% investment policy"). Frontier countries are countries that have smaller economies or less developed capital markets than traditional emerging markets. Middle East and North African frontier countries currently include Bahrain, Egypt, Jordan, Kuwait, Lebanon, Morocco, Oman, Qatar, Saudi Arabia, Tunisia and the United Arab Emirates. However, markets that have restrictive foreign investment restrictions or capital repatriation restrictions are excluded from the Underlying Index's eligible universe of MENA frontier countries. Currently, Saudi Arabia and Tunisia are excluded from the Underlying Index's eligible universe. The countries that comprise Middle East and North African frontier countries may change from time to time, but the countries will continue to be domiciled in or principally traded in the Middle East or North African ("MENA") region. The Underlying Index is calculated and maintained by NASDAQ OMX (the "Index Provider"). The Underlying Index is designed to measure the performance of the largest and most liquid securities of companies domiciled in a frontier country in the MENA region. As of December 31, 2009, the Underlying Index consisted of approximately 42 securities of companies with market capitalizations between $576 million and $16.2 billion. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Risks of Investing In Frontier Securities. Investment in securities in emerging market countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Investments in the securities of non-U.S. issuers are subject to the laws of the individual countries in which the securities are issued.

Geographic Risk. Funds that are less diversified across geographic regions, countries, industries or individual companies are generally riskier than more diversified funds. The economies and financial markets of certain regions, including the Middle East and Africa, can be interdependent and may all decline at the same time.

Political Risk. Governments of many frontier countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and, consequently, the value of certain securities held in the Fund's portfolio. In addition, there is the possibility in certain countries of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Telecommunications Industry Risk. The telecommunications industry can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products.

Risks of Investing in the Real Estate Industry. Investments in real estate related instruments may be affected by economic, legal, cultural, environment or technological factors that affect the property values, rents or occupancies of real estate related to the Fund's holdings.

Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Cash Redemption Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind redemptions because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Currency Risk. The Fund invests in equity securities of Middle East and Northern African issuers and much of the income received by the Fund will be in foreign currencies. However, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

Index Rebalancing Risk. Pursuant to the methodology of the Index Provider used to calculate and maintain the Underlying Index, when a security in the Underlying Index reaches its limitation on foreign ownership, it will be removed from the Underlying Index that day. As a result, the Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund's annual return and the return of its Underlying Index may increase significantly.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Micro-Capitalization Company Risk. Investments in securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
26.34% (2nd Quarter 2009)	(18.20)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (07/07/08)
PowerShares MENA Frontier Countries Portfolio (return before taxes)	2.26%	(35.83)%
PowerShares MENA Frontier Countries Portfolio (return after taxes on distributions)	1.77%	(36.04)%
PowerShares MENA Frontier Countries Portfolio (return after taxes on distributions and sale of Fund Shares)	1.47%	(30.03)%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	31.78%	(11.12)%
MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	78.51%	(3.76)%
NASDAQ OMX Middle East North Africa IndexSM (reflects no deduction for fees, expenses or taxes)	9.16%	(32.07)%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	July 2008
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Brian McGreal	Vice President and Portfolio Manager of the Adviser	August 2008
Travis Trampe	Vice President and Portfolio Manager of the Adviser	July 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 107 of the Prospectus.

Summary Information about Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (100,000 Shares for each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio; and 75,000 Shares for each of PowerShares Global Clean Energy Portfolio and PowerShares MENA Frontier Countries Portfolio)(each block of Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). Except when aggregated in Creation Units, the Shares are not redeemable securities of a Fund.

Individual Shares of a Fund may only be purchased and sold in secondary market transactions through brokers. The Shares of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Nuclear Energy Portfolio and PowerShares Global Water Portfolio are listed on NYSE Arca, Inc. ("NYSE Arca"). The Shares of PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are listed on The NASDAQ Stock Market ("NASDAQ" and together with NYSE Arca, the "Exchanges"). Because Shares will trade at market prices rather than NAV, Shares of a Fund may trade at a price greater than or less than NAV.

Tax Information

The Funds' distributions are taxable and will generally be taxed as ordinary income or capital gains. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Additional Information About the Funds' Investment Strategies and Risks

Principal investment Strategies

Additional Information about each Fund's Underlying Index construction is set forth below.

Dorsey Wright® Developed Markets Technical Leaders Index

The Underlying Index for the PowerShares DWA Developed Markets Technical Leaders Portfolio includes companies selected pursuant to a proprietary methodology of Dorsey Wright, designed to identify companies that demonstrate powerful relative strength characteristics and are listed on non-U.S. exchanges in countries with developed economies. The 1,000 largest securities (by market capitalization) listed on non-U.S. exchanges from developed economies are ranked using a proprietary relative strength methodology. Companies domiciled in the United States that are traded on an exchange in a country with a developed economy may be included in the Underlying Index. The methodology takes into account, among other things, the performance of each of the 1,000 companies in the eligible universe as compared to a benchmark index and the relative performance of industry sectors and sub-sectors. Approximately 100 of these securities are selected for inclusion in the Underlying Index. Securities that are selected receive a modified equal weighting. The Underlying Index is reconstituted and rebalanced quarterly. Any corporate action activity that occurs between rebalancing periods is reflected in the Underlying Index until the next rebalance date. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Dorsey Wright® Emerging Markets Technical Leaders Index

The Underlying Index for the PowerShares DWA Emerging Markets Technical Leaders Portfolio includes companies selected pursuant to a proprietary methodology of Dorsey Wright, designed to identify companies that demonstrate powerful relative strength characteristics and are listed on non-U.S. exchanges in the emerging economies. The 1,000 largest securities (measured by market capitalization) in emerging economies are ranked using a proprietary relative strength methodology. The methodology takes into account, among other things, the performance of each of the 1,000 companies in the eligible universe as compared to a benchmark index and the relative performance of industry sectors and sub-sectors. Securities that are selected receive a modified equal weighting. The Underlying Index is reconstituted and rebalanced quarterly. Any corporate action activity that occurs between rebalancing periods is reflected in the Underlying Index until the next rebalance date. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

QSG Developed International Opportunities Index

Component securities for the Underlying Index for the PowerShares Dynamic Developed International Opportunities Portfolio are selected from among the companies with the highest-ranking cumulative score ("Model Score") within the non-U.S. universe. Reviews of the composition of the Underlying Index are conducted quarterly based on the following criteria.

(1) The 1,200 largest securities (by liquidity-adjusted market capitalization) traded across international developed markets are ranked for investment potential using the Methodology.

(2) The Index Provider selects the 250 securities with the best Model Score from the non-U.S. universe. The 250 components are equally weighted.

S-Network Emerging Markets Infrastructure Builders IndexSM

Companies included in the Underlying Index for the PowerShares Emerging Markets Infrastructure Portfolio are selected from a global universe of approximately 500 companies engaged in "primary" infrastructure development based on the following criteria: 1) the country of domicile and/or listing imposes no restrictions on investment or currency conversion; 2) the stock is listed on a regulated exchange that provides a "last closing price"; 3) the stock has a minimum market capitalization of $500 million on the effective date of a rebalancing; 4) the stock has a minimum free float of $300 million on the effective date of a rebalancing; and 5) the stock has average daily turnover for the previous 90 days of more than $1 million. Companies are deleted from the Underlying Index if their market capitalization falls below $300 million and/or their free float falls below $200 million and/or their average daily turnover for the previous 90 days falls below $750 million on the effective date of a rebalancing. The Underlying Index excludes within applicable sectors engaged in construction and development unrelated to infrastructure.

FTSE RAFI Developed Asia Pacific ex Japan Index

Component securities for the Underlying Index for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio are selected from among the companies with the highest-ranking cumulative score ("Fundamental Value") within the FTSE RAFI Asia Pacific ex Japan Developed Large/Mid-Cap Indexes. Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of Asia Pacific companies with the largest Fundamental Value, selected from the constituents of the FTSE Asia Pacific ex Japan Developed Large/Mid-Cap Indexes.

(2) Using the securities universe of companies of the Asia Pacific ex Japan Developed Large/Mid-Cap Indexes, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest Asia Pacific companies, excluding Japanese companies, are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

FTSE RAFI Developed ex U.S. Index

Component securities for the Underlying Index for the PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio are selected from among the companies with the highest-ranking Fundamental Value within the FTSE RAFI Developed ex US Large/Mid-Cap Indexes. Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of companies with the largest Fundamental Value, selected from the constituents of the FTSE Developed ex US Large/Mid-Cap Indexes.

(2) Using the securities universe of companies of the FTSE Developed ex US Large/Mid-Cap Indexes, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest securities are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

FTSE RAFI Developed ex US Mid Small 1500 Index

Reviews of the composition of the Underlying Index for the PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of small and medium capitalization companies with the largest Fundamental Value, selected from the constituents of FTSE Developed ex US All Cap Index.

(2) Using the securities universe of companies of the FTSE Developed ex US All Cap Index, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest small and medium capitalization securities are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

Valuation data regarding the Underlying Index and the FTSE Developed ex US All Cap Index is available via major vendors such as Bloomberg, L.P., Reuters and Thomson Financial. All FTSE RAFI Index values are accessible on the FTSE website at www.ftse.com.

FTSE RAFI Emerging Index

Reviews of the composition of the Underlying Index for the PowerShares FTSE RAFI Emerging Markets Portfolio are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of the emerging market companies with the largest Fundamental Value, selected from the constituents of the FTSE Emerging Large/Mid Cap Index.

(2) Using the securities universe of companies of the FTSE Emerging Large/Mid Cap Index, their Fundamental Values are calculated based on the following factors:

(a) The percentage representation of each security using only sales figures.

(b) The percentage representation of each security using cash flow figures.

(c) The percentage representation of each security using book value.

(d) The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest emerging market securities are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

Valuation data regarding the Underlying Index and the FTSE Emerging Large/Mid Cap Index is available via major vendors such as Bloomberg, L.P., Reuters and Thomson Financial. All FTSE RAFI Index values are accessible on the FTSE website at www.ftse.com.

FTSE RAFI Europe Index

Component securities for the Underlying Index for the PowerShares FTSE RAFI Europe Portfolio are selected from among the companies with the highest-ranking Fundamental Value within the FTSE Europe Developed Large/Mid-Cap Indexes. Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of the European companies with the largest Fundamental Value, selected from the constituents of the FTSE Europe Developed Large/Mid-Cap Indexes.

(2) Using the securities universe of companies of the FTSE Europe Developed Large/Mid-Cap Indexes, their Fundamental Values are calculated based on the following factors:

(a)  The percentage representation of each security using only sales figures.

(b)  The percentage representation of each security using cash flow figures.

(c)  The percentage representation of each security using book value.

(d)  The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest European securities are then selected. These will be the Underlying Index constituents. Their weights in the Underlying Index will be set proportional to their Fundamental Value.

FTSE RAFI Japan Index

Component securities for the Underlying Index for the PowerShares FTSE RAFI Japan Portfolio are selected from among the Japanese companies with the highest-ranking Fundamental Value within the FTSE RAFI Developed ex US Index. Reviews of the composition of the Underlying Index are conducted annually based on the following criteria:

(1) The Underlying Index is comprised of the Japanese companies with the largest Fundamental Value, selected from the constituents of the FTSE RAFI Developed ex US 1000 Index.

(2) Using the securities universe of companies of the FTSE RAFI Developed ex US 1000 Index, their Fundamental Values are calculated based on the following factors:

(a)  The percentage representation of each security using only sales figures.

(b)  The percentage representation of each security using cash flow figures.

(c)  The percentage representation of each security using book value.

(d)  The percentage representation of each security using dividends. (A security that has not paid a dividend in the past five years will have a percentage representation of zero.)

(3) The securities are then ranked in descending order of their Fundamental Value and the Fundamental Value of each company is divided by its free-float adjusted market capitalization. The largest Japanese securities are then selected. These will be the FTSE RAFI Developed ex US Index constituents. The Japanese companies from this index comprise the Underlying Index. Their weights in the Underlying Index will be set proportionally to their Fundamental Value.

NASDAQ OMX Global Agriculture IndexSM

Companies included in the Underlying Index for the PowerShares Global Agriculture Portfolio must be listed on a recognized global stock exchange and classified as agriculture by the Index Provider. Only one security per company is permitted. If a company has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion in the Underlying Index. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion. The Underlying Index securities are evaluated annually each September based on market data and sector classification by the Index Provider. Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in September. Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or no longer meets the Underlying Index construction criteria, or is otherwise determined by the Index Provider to be ineligible for continued inclusion in the Underlying Index, the security will be removed. In addition, any security that reaches its foreign investment limit in between quarterly rebalance will be removed immediately from the Underlying Index. Additions to the Underlying Index are only made at the annual reconstitution.

NASDAQ OMX Global Biotechnology IndexSM

Companies included in the Underlying Index for the PowerShares Global Biotech Portfolio must be listed on a recognized global stock exchange and classified as engaged in the biotechnology industry by the Index Provider. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion. The Underlying Index securities are evaluated annually each September based on market data and sector classification by the Index Provider. Only one security per company is permitted. If a company has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion in the Underlying Index. Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in September. Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or no longer meets the Underlying Index construction criteria, or is otherwise determined by the Index Provider to be ineligible for continued inclusion in the Underlying Index, the security will be removed. In addition, any security that reaches its foreign investment limit in between quarterly rebalance will be removed immediately from the Underlying Index. Additions to the Underlying Index are only made at the annual reconstitution.

WilderHill Global Innovation Index

Reviews of the composition of the Underlying Index for the PowerShares Global Clean Energy Portfolio are conducted quarterly based on the following criteria:

(1) The Underlying Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses. The Underlying Index also includes companies in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells.

(a)  At least half of the companies comprising the Underlying Index are listed on stock exchanges outside the United States.

(b)  There is an Underlying Index bias in favor of the purer-play companies in renewable energy, and those in cleaner energy generally. Accordingly, the small and medium capitalization companies contained in the Underlying Index may have a leading role in Underlying Index composition. Larger companies with diversified businesses may be included in the Underlying Index, but only when they have significant exposure to clean or renewable energy, as determined by a proprietary methodology.

(c)  Securities placed in the Underlying Index must have (a) a three-month average market capitalization of at least $50 million; (b) a three-month average closing price above $1.00 if not currently in the Underlying Index; and (c) a six-month average daily trading volume of at least $750,000.

(2) No single security may exceed 5% of the total Underlying Index weight at the quarterly rebalancing. As new energy technologies are developed, companies involved in such technologies may be added to the Underlying Index when significant to this sector. The Underlying Index uses modified equal dollar weighting.

NASDAQ OMX Global Coal IndexSM

Companies included in the Underlying Index for the PowerShares Global Coal Portfolio must be listed on a recognized global stock exchange and classified as involved in the exploration for, mining of, and other related activities for coal by the Index

Provider. Only one security per company is permitted. If a company has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion in the Underlying Index. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion. The Underlying Index securities are evaluated annually each September based on market data and sector classification by the Index Provider. Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in September. Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or no longer meets the Underlying Index construction criteria, or is otherwise determined by the Index Provider to be ineligible for continued inclusion in the Underlying Index, the security will be removed. In addition, any security that reaches its foreign investment limit in between quarterly rebalance will be removed immediately from the Underlying Index. Additions to the Underlying Index are only made at the annual reconstitution.

NASDAQ OMX Global Gold and Precious Metals IndexSM

Companies included in the Underlying Index for the PowerShares Global Gold and Precious Metals Portfolio must be listed on a recognized global stock exchange and classified as involved in gold and other precious metals mining industries by the Index Provider. Only one security per company is permitted. If a company has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion in the Underlying Index. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion. The Underlying Index securities are evaluated annually each September based on market data and sector classification by the Index Provider. Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in September. Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or no longer meets the Underlying Index construction criteria, or is otherwise determined by the Index Provider to be ineligible for continued inclusion in the Underlying Index, the security will be removed. In addition, any security that reaches its foreign investment limit in between quarterly rebalance will be removed immediately from the Underlying Index. Additions to the Underlying Index are only made at the annual reconstitution.

WNA Nuclear Energy IndexSM

The Underlying Index for the PowerShares Global Nuclear Energy Portfolio is divided into five segments: i) the reactors segment which represents 15% of the total weight of the Underlying Index, ii) the primary construction sector which represents 15% of the total weight of the Underlying Index, iii) the utilities sector, which represents 25% of the total weight of the Underlying Index, iv) the technology, equipment and services sector which represents 25% of the total weight of the Underlying Index and v) the fuels sector which represents 20% of the total weight of the Underlying Index. The selection criteria for securities in the Underlying Index include requirements for industry participation, primary exchange listing, minimum capitalization (adjusted for free float), minimum price and minimum average daily trading volume. Each security's relative weighting in the Underlying Index is determined based upon the sector of the Underlying Index to which the company is assigned. Each sector employs a separate weighting process:

i)  Reactors. Companies are equally weighted. In the case of joint ventures, the joint ventures' weight is divided between the partners in the joint venture.

ii)  Primary Construction. Companies are equally weighted.

iii)  Technology, Equipment and Services. Companies are capitalization weighted, adjusted for float. Individual company weights are capped at 3% of their weight in the Underlying Index.

iv)  Utilities. Companies are capitalization weighted, adjusted for float. Company weights are further adjusted to reflect the percentage of total power output derived from nuclear sources. Individual company weights are capped at 3% of their weight in the Underlying Index.

v)  Fuels. Companies are capitalization weighted, adjusted for float. Individual company weights are capped at 3% of their weight in the Underlying Index.

Rebalancing data, including constituent weights and related information, is posted on the Underlying Index's web site (www.wnanuclearindex.com) prior to the start of trading on the first business day following the third Friday of the calendar quarter. Share weights of the constituents remain constant between quarters except in the event of certain types of corporate actions, including stock splits and reverse stock splits. Share weights of the Underlying Index are not adjusted between rebalancing dates for shares issued or shares repurchased. Valuation Data regarding the Underlying Index is available via Bloomberg, L.P.

Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM

(1) The Underlying Index for the PowerShares Global Progressive Transportation Portfolio uses modified equal dollar weighting. No single security may exceed 5% of the total Underlying Index weight at the start of the quarterly rebalancing. If a security exceeds 5%, its excess weight will be redistributed within the sectors described below.

(2) For a security to be included in the selection universe, a company must be identified as one which has a significant exposure to advance efficiency or innovation in transportation or infrastructure, to develop technologies that contribute to innovation in transportation or infrastructure and to contribute to lowering costs of transportation and reducing time in transit.

The Underlying Index is currently comprised of companies focused on the following sectors:

Alternative Vehicles: This wide-ranging sector for alternative vehicles and their related technologies may include electric cars, plug-in hybrid vehicles, and improvements in energy efficiency for larger trucks and buses, as well as the work advancing smaller personal bicycles, bicycle components, and scooters. It may also include alternative fuel and related distribution systems for liquid, gaseous, or solid modern fuels; advanced batteries that store energy in innovative ways; basic precursor materials used in battery chemistries; nanotechnology for better storage; and related processes and systems.

Rail and Subway Systems: This sector includes highly modern rail technologies as well as common railroads where goods are transported more efficiently than by any other means; the varied technologies for moving people with the greatest energy efficiency from common railroads to modern bullet trains; mass transit and related systems; subways; basic infrastructure; and the logistic and other support specific to rail and subway systems.

Sea, Land, Air and Intermodal: This sector includes manufacturers and facilitators for various transport methodologies by land, sea, or air, as well as the intermodal systems that can tie these various transport methodologies together for more efficient movement of goods and people. This sector may contain, for instance, shipping and the carriage of goods or people by sea; energy efficient means for transport by land; aerospace and airport logistics; and companies advancing synergies of intermodal transport.

Innovative Transportation: This sector includes a broad scope of new and innovative activity advancing modern transportation for efficiency, reducing costs such as fuel, or time in transit, and generally leading to improvements in transportation. This sector may include improved key materials such as better aluminum, carbon fiber and advanced steel; or innovative systems for distribution of emerging fuels; modernized controllers, electronic systems; or the latest advances in materials, technologies and transportation management.

(3) Market capitalization for the majority of Underlying Index securities is $200 million and above. To account for notable but smaller companies sometimes significant to the efficient transportation field, a minority of Underlying Index securities may have market capitalizations between $50 million and $200 million.

(4) To be eligible for the Underlying Index, a security generally will:

(i)  have a market capitalization of at least $50 million;

(ii)  have a three-month average closing price above $1.00 if not currently in the Underlying Index;

(iii)  have a minimum three-month average daily dollar trading volume of at least $1 million; and

(iv)  be listed on a major and liquid exchange among countries around the world.

NASDAQ OMX Global Steel IndexSM

Companies included in the Underlying Index for the PowerShares Global Steel Portfolio must be listed on a recognized global stock exchange and classified as involved in the manufacturing and storage of iron and steel products by the Index Provider. Only one security per company is permitted. If a company has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion in the Underlying Index. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $500 million and a minimum three-month average daily dollar trading volume of $1 million prior to inclusion in the Underlying Index. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion. The Underlying Index securities are evaluated annually each September based on market data and sector classification by the Index Provider. Security additions and deletions are made effective after the close of trading on the third (3rd) Friday in September. Moreover, if at any time during the year a security included in the Underlying Index is no longer traded on a recognized global exchange, or no longer meets the Underlying Index construction criteria, or is otherwise determined by the Index Provider to be ineligible for continued inclusion in the Underlying Index, the security will be removed. In addition, any security that reaches its foreign investment limit in between quarterly rebalance will be removed immediately from the Underlying Index. Additions to the Underlying Index are only made at the annual reconstitution.

Palisades Global Water Index

The components of the Underlying Index for the PowerShares Global Water Portfolio are categorized by sector based on a determination by the Index Provider as to the proper classification of a company's water or water-related activity. The Index Provider selects global water companies traded on stock exchanges around the world that it believes are core holdings of a diversified global water portfolio. The Underlying Index is modified equal-dollar weighted. The sectors within the Underlying Index are defined as follows:

Water Utilities. Water utilities are the "regulated" purveyors of water, directly responsible for getting water supplies to residential, commercial agricultural and industrial users. U.S. water utilities are under the jurisdiction of federal and state regulatory bodies and must comply with a myriad of regulatory requirements to ensure the safety of drinking water and the environmental impact of wastewater discharges. Foreign water utilities may operate under different regulatory frameworks than U.S. water utilities. The investor-owned water utilities included in the Underlying Index generally oversee the water, wastewater and/or stormwater facilities for a specific geographical region or are structured as holding companies comprised of geographically diverse operating divisions.

Treatment. The treatment sector comprises those companies that in some way contribute to the physical, chemical or biological integrity of water and/or wastewater supplies. Water treatment specifically refers to the process of converting raw water to potable water of sufficient quality to comply with applicable regulations, thereby ensuring the protection of human health. Wastewater treatment, though extricably linked to the provision of potable water, can be differentiated within the treatment sector through the additional objective of protecting the environment.

Analytical. The analytical sector includes companies that provide services, manufacture instrumentation or develop techniques for the analysis, testing or monitoring of water and/or wastewater. These analytics are applied, directly or indirectly, to achieve either a mandated compliance requirement or a management objective in optimizing the use of water relative to a specific function, whether industrial or residential. From a water policy perspective, the trend is clearly toward regulations where implementation of compliance requirements is tied to monitoring provisions. The analytical group is driven by the convergence of biotechnology, information technologies, optical sensing technology and advanced electronics.

Resource Management. The management of water as an economic resource reflects the transition of the water industry to the ideal of sustainability. This industry sector encompasses companies that provide engineering, construction, operations, consulting and related technical services to public and private customers in virtually all aspects of managing water resources. These firms in the Underlying Index have a significant presence in the development of water and wastewater projects on a global basis.

Infrastructure. This sector includes the companies that should benefit from the construction, replacement, repair and rehabilitation of water distribution systems throughout the world. It encompasses the vast interconnected network of pipelines, mains, storage tanks, lift stations, pumps, and smaller appurtenances of the water distribution system such as valves, flow meters and service connections. The sector also includes the rehabilitation market comprised of technologies utilized to upgrade, maintain and restore pipe networks as a cost-effective alternative to new construction.

Conglomerates/Diversified. The conglomerates sector comprises those companies that contribute significantly to the water industry yet are extensively diversified into other industries or markets such that the contribution of water or water-related activities can be relatively small. Conglomerates are reviewed on a case-by-case basis. These companies may not be conglomerates in the traditional sense but may have instead sought to apply a particular platform technology, product-line or service capability across several global markets, including water. The conglomerates sector contains leading global companies that have business brands or activities that are widely recognized and accepted within the water industry.

NASDAQ OMX Clean Edge® Global Wind Energy Index

Companies included in the Underlying Index for the PowerShares Global Wind Energy Portfolio must be listed on a recognized global stock exchange. In addition, each security, according to a recognized market data vendor, must have a minimum float-adjusted worldwide market capitalization of $100 million and a minimum three-month average daily trading volume of $400,000 prior to inclusion in the Underlying Index. Only one security per issuer is allowed. If a company has multiple share classes, the share class with the lower liquidity is not eligible for inclusion. In general, securities listed on the Bombay Stock Exchange in India, the Russian Trading System Stock Exchange, the Over-The-Counter Bulletin Board in the United States and A-shares listed on the Shenzhen Stock Exchange and the Shanghai Stock Exchange in China will not be considered eligible for inclusion in the Underlying Index. However, if a security listed on any of the exchanges referenced above has a security listed on an eligible exchange that meets the size and liquidity requirements of the Underlying Index, the security will be considered for inclusion within the Underlying Index. The Underlying Index securities will be evaluated semi-annually in March and September based on market data as monitored by the Index Provider. Security additions and deletions shall be made effective after the close of trading on each third (3rd) Friday in March and September.

NASDAQ OMX Middle East North Africa IndexSM

Companies included in the Underlying Index for the PowerShares MENA Frontier Countries Portfolio must be listed on a recognized exchange and have at least $200 million in float-adjusted market capitalization and a minimum three-month average daily value traded of $1 million prior to inclusion in the Underlying Index. Each company must be domiciled in a MENA frontier country. The countries that comprise MENA frontier countries may change from time to time. The Index Provider then sorts all securities in the universe in descending order of their float-adjusted market capitalization within each country and selects the ten largest securities by float-adjusted market capitalization in each country. The Underlying Index includes the most liquid securities available. Therefore, if ADRs or GDRs are more liquid than the local shares in any MENA frontier country, they will be included in the Underlying Index in lieu of local shares. If fewer than ten securities are available from any country in the Underlying Index's eligible universe, less than ten securities may be included from that country in the Underlying Index. If a security is subject to foreign investment restrictions, it is considered for inclusion in the Underlying Index only if its foreign investment limit has not been met. The Underlying Index will primarily weight securities within the Underlying Index based on float-adjusted stock market capitalizations. Market capitalization may be modified to take into account strategic and government holdings, as well as foreign ownership levels. The weight of any individual security will not exceed 10% of the weight of the Underlying Index. The weight of securities of any single MENA frontier country will not exceed 20% of the weight of the Underlying Index. If the aggregate weight of securities of a single country exceeds 20%, the aggregate weight will be capped at 20% and the component securities within that country will be weighted proportionately across the remaining securities in the remaining countries in the eligible universe. Further modifications of market capitalization are made so that, with respect to the bottom 55% of the weight of the Underlying Index, no single security represents more than 4.5% of the weight of that portion of the Underlying Index.

General Underlying Index Information

For all Funds except the PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and PowerShares FTSE RAFI Emerging Markets Portfolio: For the PowerShares Dynamic Developed International Opportunities Portfolio and PowerShares Global Nuclear Energy Portfolio, the Underlying Index is adjusted monthly. For the PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, and PowerShares Global Clean Energy Portfolio, the Underlying Index is adjusted quarterly. For the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, and PowerShares FTSE RAFI Japan Portfolio, the Underlying Index is adjusted annually. For the PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Water Portfolio and PowerShares MENA Frontier Countries Portfolio, the Underlying Index is reconstituted and rebalanced quarterly. For the PowerShares Global Agricultural Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, and PowerShares Global Steel Portfolio, the Underlying Index is reconstituted annually and rebalanced quarterly. For the PowerShares Global Wind Energy Portfolio, the Underlying Index is reconstituted semi-annually and rebalanced quarterly.

Investment Strategies of the Funds

Each Fund (except for the PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and PowerShares FTSE RAFI Emerging Markets Portfolio) using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the applicable Underlying Index. The Adviser seeks correlation over time of 0.95 or better between each Fund's performance and the performance of the applicable Underlying Index; a figure of 1.00 would represent perfect correlation. Each Fund generally invests in the securities comprising the applicable Underlying Index in proportion to their weightings in that Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, each Fund may purchase a sample of securities in the applicable Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the applicable Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking to track the Underlying Index. Each Fund may sell securities that are represented in the applicable Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

For the PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and PowerShares FTSE RAFI Emerging Markets Portfolio: The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Each Fund does not purchase all of the securities in its Underlying Index. Instead, the Adviser utilities a "sampling" methodology in seeking to achieve the Fund's objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Principal Risks of Investing in the Fund

The following provides additional information about certain of the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Summary Information" section.

Foreign and Emerging Markets Securities Risk

Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign and emerging market securities, and foreign and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign and emerging market securities are also subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign and emerging market securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

Each Fund (except PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FSTE RAFI Japan Portfolio, and PowerShares Global Wind Energy Portfolio) may invest in emerging market securities. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Securities law in many emerging markets countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, certain Funds may not be able to invest in all of the securities included in their Underlying Indexes while an approval is pending.

Rules adopted under the Investment Company Act of 1940, as amended, (the "1940 Act"), permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Risks of Investing in Asia Pacific Companies

Certain Funds invest in Asia Pacific companies. The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, certain countries in the Asia Pacific region in which the Fund may invest are large debtors to commercial banks and foreign governments. The current economic crisis has reduced the willingness of certain lenders to extend credit to these Asia Pacific countries and have made it more difficult for such borrowers to obtain financing on attractive terms or at all. These developments may also have a negative effect on the broader economy of such Asia Pacific countries, including issuers in which the Fund may invest. Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Risks of Investing In Frontier Emerging Market Securities

PowerShares MENA Frontier Countries Portfolio invests in frontier emerging market securities. Investment in securities in frontier emerging market countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Frontier emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Investments in the securities of non-U.S. issuers are subject to the laws of the individual countries in which the securities are issued. Each country has different laws specific to that country which impact investment which may increase the risks to which investors, such as the Fund, are subject. Investors must comply with such laws at the risk of losses. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging markets countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Finally, country specific rules or legislation addressing investment-related foreign exchange transactions may inhibit or prevent certain transactions from transpiring in a particular country.

Frontier emerging market countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, Fund Share prices. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the Fund's Share price to decline.

Moreover, the economies of frontier countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Certain foreign governments in countries in which the Fund may invest levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Investment in equity securities of issuers operating in certain frontier countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier countries and increase the costs and expenses of the Fund. Certain frontier countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if a deterioration occurs in a frontier country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Political Risk

PowerShares MENA Frontier Countries Portfolio invests in frontier countries. Governments of many frontier countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and, consequently, the value of certain securities held in the Fund's portfolio. In addition, there is the possibility in certain countries of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain of the MENA frontier countries may be subject to a greater degree of political and social instability than is the case in more developed countries. Such instability may result from, among other things, authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, popular unrest associated with demands for improved political, economic and social conditions, internal insurgencies, hostile relations with neighboring countries and ethnic, religious and racial disaffection. Some frontier countries may be affected by a greater degree of public corruption and crime, including organized crime.

Market Trading Risk

Risk is inherent in all investing. An investment in each Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Fund's Underlying Index.

Non-Correlation Risk

Each Fund's returns may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions (such as tax diversification requirements that apply to the Fund but not to its Underlying Index).

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in its Underlying Index trade, the Fund may not be able to invest in all securities included in its Underlying Index. The Fund may exclude certain securities included in its Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since its Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Index. The Fund may not invest in certain securities included in its Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in its Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from its Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, futures or other derivative positions, or ADRs, its return may not correlate as well with the return of its Underlying Index as would be the case if it purchased all of the securities in its Underlying Index with the same weightings as its Underlying Index.

Industry Risk

Each Fund's investments may be concentrated within one industry or group of related industries. To the extent that the Fund's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Financial Services Sector Risk

PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio and PowerShares MENA Frontier Countries Portfolio may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities a Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Small Capitalization Company Risk

Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Medium Capitalization Company Risk

Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares FTSE RAFI Europe Portfolio may invest in large capitalization companies. Returns of large capitalization companies could trail the returns of securities in smaller companies.

Telecommunications Industry Risk

PowerShares FTSE RAFI Emerging Markets Portfolio invests in the telecommunications industry. The telecommunications industry can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products.

The telecommunications industry is subject to extensive regulation at the federal, state and local levels. The costs of complying with this regulation, delays or failures to receive required regulatory approvals or the enactment of new, adverse regulatory requirements may adversely affect the business of telecommunications companies.

The telecommunications industry is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, the availability of new radio frequency spectrum allocations for wireless services, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies, and changes in customer requirements and preferences. The success of the industry participants depends in substantial part on the timely and successful introduction of new products.

Technology Sector Risk

PowerShares FTSE RAFI Emerging Markets Portfolio invests in the technology sector. The technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. Companies in the technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive technology sector may cause the prices for these products and services to decline in the future.

The technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of the sector participants depends in substantial part on the timely and successful introduction of new products.

Risks of Investing in the Agriculture Industry

PowerShares Global Agriculture Portfolio invests in the agricultural industry. Companies involved in the agriculture industry and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture industry and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities. Furthermore, agriculture and farming-related activities are particularly affected by changing weather conditions and other natural disasters. In addition, companies involved in the agriculture industry and farming-related activities are subject to risks associated with cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, consolidation, and excess capacity. Generally, companies involved in the agriculture industry and farming-related activities are affected by the economic health of consumers. As a result, a weak economy and its effect on consumer spending could adversely affect such companies.

Risks of Investing in the Biotechnology Industry

PowerShares Global Biotech Portfolio invests in the biotechnology industry. Companies involved in the biotechnology industry may face intense competition, both domestically and internationally, due to progressive scientific developments and technological advances, as well as frequent new product introduction. The biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalization. Companies in this sector generally need to retain earnings to finance their expansion, and as a result, no dividends may be paid. Unpredictable changes in growth rates, rapid obsolescence of products, competition for qualified personnel and governmental regulations affecting demand for particular products and services create additional challenges for companies in the biotechnology industry. Further, biotechnology companies are heavily dependent on patent and intellectual property rights; the loss or impairment of which, may adversely affect the companies' profitability.

Companies involved in this industry may also be subject to extensive government regulations by the Food and Drug Administration, the Environmental Protection Agency and the United States Department of Agriculture. This regulation may significantly affect and limit biotechnology research, product development and approval of products.

Clean Energy Industry Concentration Risk

PowerShares Global Clean Energy Portfolio invests in the clean energy industry. The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Securities of the companies involved in this industry have been significantly more volatile than securities of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

This industry sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk. Changes in U.S., European and other governments' policies towards alternative power and power technology also may have an adverse effect on the Fund's performance.

The Fund may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

The Fund, being composed of securities issued by companies operating in a limited number of industries, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different industries.

The price of crude oil, natural gas, electricity produced from traditional hydro power and that generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of renewable energies.

Risks of Investing in the Nuclear Energy Industry

PowerShares Global Nuclear Energy Portfolio invests in the nuclear energy industry. The energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The nuclear energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Securities of the companies involved in this industry have been significantly more volatile than securities of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the nuclear power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

The nuclear energy companies in which the Fund invests are subject to risks of lengthy delays, greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. In addition, governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

The price of crude oil, natural gas, electricity produced from traditional hydro power and possibly other undiscovered energy sources could potentially have a negative impact on the competitiveness of nuclear energies.

Risks of Investing in the Transportation Industry

PowerShares Global Progressive Transportation Portfolio invests in the transportation industry. Companies involved in the transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, fluctuating component prices, inflation, insurance costs, security and environmental measures and government regulation. Also, the Fund's policy of investing in companies involved in the advancement of efficient transportation could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not invest in companies involved in the advancement of efficient transportation.

In addition, companies in this industry may be significantly affected by the occurrence of certain events related to war, terrorist attacks and political instability (or the threat thereof). Consumer perceptions of travel safety and costs, preferences and spending patterns may also affect companies in the transportation industry. Furthermore, the transportation industry is particularly affected by changing weather conditions and other natural disasters.

Risks of Investing in the Water Industry

PowerShares Global Water Portfolio invests in the water industry. The Fund's investments in the water industry may under-perform relative to the general market, returns on investments in other sectors or fixed-income securities. Furthermore, because the Fund will focus its investments in tracking just the water industry, economic downturns and global and domestic events affecting the water industry will have a greater impact on the Fund than would be the case if the Fund's investments were more well diversified. These events may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances and changes in consumer sentiment and spending. Companies engaged in the water industry can be subject to liability for environmental damage, depletion of resources, conflicts with local communities over water rights and mandated expenditures for safety and pollution control.

Competition between water companies and government regulation of water companies, including regulation of the rates that the companies may charge, both domestically and internationally, may adversely affect the earnings of the companies in which the Fund will invest.

Risks of Investing in the Wind Energy Industry

PowerShares Global Wind Energy Portfolio invests in the wind energy industry. Companies in the wind energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy industry companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Shares in the companies involved in the wind energy industry have been significantly more volatile than shares of companies operating in other more established businesses. Certain valuation methods currently used to value companies involved in the wind energy industry, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to further increase the volatility of certain wind energy industry company share prices. This sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk. Because many wind energy industry companies have been newly created and are unseasoned, the shares of these companies may be considered to be speculative and subject to extreme volatility and a greatly increased risk of loss.

Changes in U.S., European and other governments' policies towards wind energy technology, such as licensing requirements, also may have an adverse effect on the Fund's performance. Companies in the wind energy business may have limited operating histories, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

The Fund, being composed of securities issued by companies operating in a limited number of businesses, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different businesses. The price of crude oil, natural gas, electricity generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of wind energy.

Currency Risk

Much of the income received by Funds that invest in foreign securities will be in foreign currencies. However, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

Additional Investment Strategies

Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securites index), and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Funds in seeking performance that corresponds to its Underlying Index and in managing cash flows. The Funds will not invest in forward currency contracts and money market instruments as part of a temporary defensive strategy to protect against potential securities market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day that New York Stock Exchange, Inc. ("NYSE") is open) for additions and deletions to each Fund's Underlying Index to be reflected in the portfolio composition of the Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees (the "Board") of the PowerShares Exchange-Traded Fund Trust II (the "Trust") without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Restrictions and Policies."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Additional Risks of Investing in the Fund

The following provides additional risk information regarding investing in the Funds.

Trading Issues

Trading in Shares on the Exchanges may be halted due to market conditions or for reasons that, in the view of the Exchanges, make trading in Shares inadvisable. In addition, trading in Shares on the Exchanges is subject to trading halts caused by extraordinary market volatility pursuant to the Exchanges' "circuit breaker" rules. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Shares May Trade At Prices Different Than NAV

The NAV of a Fund's Shares generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the relevant Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund's Underlying Index trading individually or in the aggregate at any point in time.

In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk

Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Many derivative transactions are entered into "over-the-counter" (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund's counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund's contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a Fund's derivative positions at any time.

Participation Note Risk

The PowerShares MENA Frontier Countries Portfolio may invest in participation notes ("P-notes") that seek to track the performance of Kuwaiti securities included in its Underlying Index. P-notes generally are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a P-note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-note typically does not receive voting rights as it would if it directly owned the underlying security. P-notes constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subjects the Fund to counterparty risk, as discussed below.

Investments in P-notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and has no rights under a P-note against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, the Fund would lose its investment. The risk that the Fund may lose its investments due to the insolvency of a counterparty may be amplified because the Fund intends to purchase P-notes issued by as few as one issuer. In seeking to limit its counterparty risk, the Fund will limit its investment in P-notes of any one issuer to $5 million at the time of purchase and to counterparties who meet the creditworthiness standard required of issuers whose securities are eligible for investment by money market funds. P-notes also include transaction costs in addition to those applicable to a direct investment in Kuwaiti securities. In addition, the Fund's use of P-notes may cause the Fund's performance to deviate from the performance of the portion of the Underlying Index to which the Fund is gaining exposure through the use of P-notes.

Due to liquidity and transfer restrictions, the secondary markets on which the P-notes are traded may be less liquid than the markets for other securities, or may be completely illiquid, which may lead to the absence of readily available market quotations for securities in the Fund's portfolio and which may also lead to delays in the redemption of Fund Shares. In addition, the ability of the Fund to value its securities becomes more difficult and the judgment in the application of fair value procedures (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

Portfolio Turnover

The Financial Highlights Table for each Fund at the end of this Prospectus shows the Fund's portfolio turnover rates during recent periods. Based on the reconstitutions of the Underlying Index, there may be a large degree of portfolio turnover as the Fund replicates the Underlying Index. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's Shareholders.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which are typically only bought and sold at closing NAVs, the Funds' Shares are traded throughout the day on a national securities exchange. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis and to be created and redeemed, principally in-kind, except PowerShares MENA Frontier Countries Portfolio whose Shares are issued and redeemed only partially in-kind, in Creation Units at each day's next calculated NAV. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Certain Funds may recognize gains as a result of rebalancing their securities holdings to reflect changes in the securities included in such Fund's underlying index. Certain Funds may be required to distribute any such gains to their shareholders to avoid adverse federal income tax consequences. For further discussion of the distribution requirements that apply to such Funds, see "Taxes" in the Funds' SAI. For information concerning the tax consequences of distributions, see "Dividends, Distributions and Taxes" in this Prospectus.

The Funds may invest in derivatives, the use of which will generally result in the realization of short-term capital gains that will be classified as ordinary income for tax purposes when distributed to investors.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust, the PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of more than $14.8 billion as of January 31, 2010. The Trust is currently comprised of 34 exchange-traded funds.

Invesco PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Mr. Hubbard receives management assistance from Joshua Betts, Brian McGreal and Travis Trampe. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President and Director of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Hubbard has served as portfolio manager for other PowerShares Funds since 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser in 2005, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Mr. Betts has served as portfolio manager for other PowerShares Funds since 2008. Prior to joining the Adviser in 2008, Mr. Betts was a Regional Vice President at Claymore Securities, Inc. from May 2007 to August 2008. Prior to this, he was a Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Brian McGreal is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2008. Mr. McGreal has served as portfolio manager for other PowerShares Funds since 2008. Prior to joining the Adviser in 2008, Mr. McGreal was an analyst for Ritchie Capital Management from May 2005 to September 2007 and a trader with SAM Investments from February 1999 to April 2005.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Trampe has served as portfolio manager for other PowerShares Funds since 2007. Mr. Trampe has been an employee of the Adviser since April 2007. Prior to joining the Adviser in 2007, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to April 2007.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Trust.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser's unitary management fee is designed to pay the Funds' expenses and to compensate the Adviser for providing services for the Funds.

A discussion regarding the Board's basis for approving the Investment Advisory Agreement with respect to the Funds is available in the semi-annual report to shareholders for the period ended April 30, 2009.

How to Buy and Sell Shares

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on an Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade under the following symbols on the following Exchanges:

Fund	Symbol	Exchange
PowerShares DWA Developed Markets Technical Leaders Portfolio	PIZ	NYSE Arca

PowerShares DWA Emerging Markets Technical Leaders Portfolio	PIE	NYSE Arca

PowerShares Dynamic Developed International Opportunities Portfolio	PFA	NYSE Arca

PowerShares Emerging Markets Infrastructure Portfolio	PXR	NYSE Arca

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PAF	NYSE Arca

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PXF	NYSE Arca

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PDN	NYSE Arca

PowerShares FTSE RAFI Emerging Markets Portfolio	PXH	NYSE Arca

PowerShares FTSE RAFI Europe Portfolio	PEF	NYSE Arca

PowerShares FTSE RAFI Japan Portfolio	PJO	NYSE Arca

PowerShares Global Agriculture Portfolio	PAGG	NASDAQ Stock Market

PowerShares Global Biotech Portfolio	PBTQ	NASDAQ Stock Market

PowerShares Global Clean Energy Portfolio	PBD	NYSE Arca

PowerShares Global Coal Portfolio	PKOL	NASDAQ Stock Market

PowerShares Global Gold and Precious Metals Portfolio	PSAU	NASDAQ Stock Market

PowerShares Global Nuclear Energy Portfolio	PKN	NYSE Arca

PowerShares Global Progressive Transportation Portfolio	PTRP	NASDAQ Stock Market

PowerShares Global Steel Portfolio	PSTL	NASDAQ Stock Market

Fund	Symbol	Exchange
PowerShares Global Water Portfolio	PIO	NYSE Arca

PowerShares Global Wind Energy Portfolio	PWND	NASDAQ Stock Market

PowerShares MENA Frontier Countries Portfolio	PMNA	NASDAQ Stock Market

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Unit Aggregations.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the relevant Exchange may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The approximate value of Shares of each Fund will be disseminated every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of market timing activities by the Funds' shareholders. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by authorized participants ("APs") and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), such trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, as is generally the case for PowerShares MENA Frontier Countries Portfolio, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Funds' Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes both fixed and variable transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that with respect to each Fund except PowerShares MENA Frontier Countries Portfolio, it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds' Shares. With respect to PowerShares MENA Frontier Countries Portfolio, the Adviser monitors trades by APs for patterns of or abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of or otherwise not in the Fund's best interests.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for each Fund except with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio, which are declared and paid annually. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the relevant Exchanges, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for each Fund except with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio, which are declared and paid annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. An AP who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service,

however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Foreign Income Taxes

Certain foreign governments levy withholding or other taxes on dividend and interest income. A Fund may also be subject to foreign income taxes with respect to other income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

Each Fund may elect to pass its credits for foreign income taxes through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If the Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund's foreign income taxes, but the shareholder must include an equal amount in gross income.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, see "Taxes" in the SAI.

Distributor

Invesco Aim Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

The Bank of New York Mellon ("BNYM") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for each Fund will be calculated and disseminated daily. The approximate value of Shares of the applicable Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second intervals. The value of each Underlying Index will not be calculated and disseminated intra day. The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund's portfolio securities is based on the securities' closing price on local markets when available. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust's valuation policies and procedures approved by the Board. Money market securities maturing in 60 days or less will be valued at amortized cost. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect a Fund's ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights tables below are intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report for the fiscal year ended October 31, 2009, which is available upon request.

PowerShares DWA Developed Markets Technical Leaders
Portfolio

	Year Ended October 31, 2009	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$13.29	$24.94
Net investment income (loss)**	0.25	0.42
Net realized and unrealized gain (loss) on investments	4.02	(11.79)
TOTAL FROM INVESTMENT OPERATIONS	4.27	(11.37)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.02)	(0.10)
Return of capital	—	(0.18)
TOTAL DISTRIBUTIONS	(0.02)	(0.28)
NET ASSET VALUE AT END OF PERIOD	$17.54	$13.29
SHARE PRICE AT END OF PERIOD***	$17.18	$12.84
NET ASSET VALUE TOTAL RETURN****	32.14%	(46.12	)%(a)
SHARE PRICE TOTAL RETURN****	33.97%	(47.93	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,805	$23,922
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.80%	0.80	%†
Net investment income (loss)	1.75%	2.14	%†
Portfolio turnover rate††	135%	205%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.11

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (46.42)%. The share price total return from Fund Inception to October 31, 2008 was (48.52)%.

PowerShares DWA Emerging Markets Technical Leaders
Portfolio

	Year Ended October 31, 2009	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$9.24	$25.07
Net investment income (loss)**	0.08	0.39
Net realized and unrealized gain (loss) on investments	3.98	(16.16)
TOTAL FROM INVESTMENT OPERATIONS	4.06	(15.77)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Return of capital	—	(0.06)
TOTAL DISTRIBUTIONS	—	(0.06)
NET ASSET VALUE AT END OF PERIOD	$13.30	$9.24
SHARE PRICE AT END OF PERIOD***	$13.17	$9.45
NET ASSET VALUE TOTAL RETURN****	43.94%	(63.04	)%(a)
SHARE PRICE TOTAL RETURN****	39.36%	(62.20	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,603	$12,938
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.90%	0.90	%†
Net investment income (loss)	0.79%	2.30	%†
Portfolio turnover rate††	205%	223%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (62.96)%. The share price total return from Fund Inception to October 31, 2008 was (62.39)%.

PowerShares Dynamic
Developed International Opportunities Portfolio

	Year Ended October 31,			For the Period June 13, 2007* through October 31,
	2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$11.32		$26.89	$24.84
Net investment income (loss)**	0.30		0.55	0.08
Net realized and unrealized gain (loss) on investments	4.17		(15.61)	2.01
TOTAL FROM INVESTMENT OPERATIONS	4.47		(15.06)	2.09
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.13)		(0.42)	(0.04)
Return of capital	—		(0.09)	—
TOTAL DISTRIBUTIONS	(0.13)		(0.51)	(0.04)
NET ASSET VALUE AT END OF PERIOD	$15.66		$11.32	$26.89
SHARE PRICE AT END OF PERIOD***	$15.44		$11.27
NET ASSET VALUE TOTAL RETURN****	39.69%		(56.89)%	8.42%
SHARE PRICE TOTAL RETURN****	38.34%		(57.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$59,514		$46,416	$56,476
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%		0.75%	0.75%†
Net investment income (loss)	2.49%		2.67%	0.96%†
Portfolio turnover rate††	194%		194%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.10	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $(0.005).

PowerShares Emerging
Markets Infrastructure
Portfolio

	Year Ended October 31, 2009	For the Period October 15, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$20.20	$22.64
Net investment income (loss)**	0.56	0.06
Net realized and unrealized gain (loss) on investments	19.26	(2.50)
TOTAL FROM INVESTMENT OPERATIONS	19.82	(2.44)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.10)	—
NET ASSET VALUE AT END OF PERIOD	$39.92	$20.20
SHARE PRICE AT END OF PERIOD***	$40.10	$20.20
NET ASSET VALUE TOTAL RETURN****	98.46%	(10.78	)%(a)
SHARE PRICE TOTAL RETURN****	99.35%	(10.78	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$103,786	$2,020
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	1.65%	6.64	%†
Portfolio turnover rate††	38%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.42	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception October 16, 2008 (first day of trading on the Exchange) to October 31, 2008 was (7.55)%. The share price total return from Fund Inception to October 31, 2008 was (17.48)%.

PowerShares FTSE RAFI
Asia Pacific ex-Japan
Portfolio

	Year Ended October 31,		For the Period June 25, 2007* through October 31,
	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$28.82	$63.10	$50.11
Net investment income (loss)**	1.19	1.85	0.51
Net realized and unrealized gain (loss) on investments	16.57	(34.33)	12.74
TOTAL FROM INVESTMENT OPERATIONS	17.76	(32.48)	13.25
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1.06)	(1.65)	(0.26)
Return of capital	—	(0.15)	—
TOTAL DISTRIBUTIONS	(1.06)	(1.80)	(0.26)
NET ASSET VALUE AT END OF PERIOD	$45.52	$28.82	$63.10
SHARE PRICE AT END OF PERIOD***	$45.28	$28.76
NET ASSET VALUE TOTAL RETURN****	63.18%	(52.57)%	26.53%
SHARE PRICE TOTAL RETURN****	62.64%	(53.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,690	$14,412	$12,633
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.80%	0.80%	0.80%†
Net investment income (loss)	3.54%	3.78%	2.74%†
Portfolio turnover rate††	42%	45%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.22	$0.17	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

PowerShares FTSE RAFI Developed Markets
ex-U.S. Portfolio

	Year Ended October 31,		For the Period June 25, 2007* through October 31,
	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$27.86	$53.05	$49.37
Net investment income (loss)**	0.67	1.32	0.13
Net realized and unrealized gain (loss) on investments	9.55	(25.98)	3.56
TOTAL FROM INVESTMENT OPERATIONS	10.22	(24.66)	3.69
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.59)	(0.53)	(0.01)
NET ASSET VALUE AT END OF PERIOD	$37.49	$27.86	$53.05
SHARE PRICE AT END OF PERIOD***	$37.13	$28.41
NET ASSET VALUE TOTAL RETURN****	37.40%	(46.86)%	7.48%
SHARE PRICE TOTAL RETURN****	33.43%	(46.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$138,705	$58,509	$31,840
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%	0.75%†
Net investment income (loss)	2.21%	3.09%	0.85%†
Portfolio turnover rate††	28%	31%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.39	$0.27	$0.12

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

PowerShares FTSE RAFI Developed Markets ex-U.S.
Small-Mid Portfolio

	Year Ended October 31,		For the Period September 27, 2007* through October 31,
	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$13.54	$26.47	$25.18
Net investment income (loss)**	0.28	0.45	0.01
Net realized and unrealized gain (loss) on investments	7.34	(13.07)	1.28
TOTAL FROM INVESTMENT OPERATIONs	7.62	(12.62)	1.29
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.17)	(0.31)	—
NET ASSET VALUE AT END OF PERIOD	$20.99	$13.54	$26.47
SHARE PRICE AT END OF PERIOD***	$20.79	$13.99
NET ASSET VALUE TOTAL RETURN****	56.70%	(48.13)%	5.12%
SHARE PRICE TOTAL RETURN****	50.21%	(46.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,490	$13,536	$5,294
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%	0.75	%†
Net investment income (loss)	1.74%	2.13%	0.36	%†
Portfolio turnover rate††	41%	50%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.05	$0.11	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 0.5%.

PowerShares FTSE RAFI
Emerging Markets
Portfolio

	Year Ended October 31,		For the Period September 27, 2007* through October 31,
	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$13.45	$27.94	$25.55
Net investment income (loss)**	0.26	0.51	0.01
Net realized and unrealized gain (loss) on investments	7.21	(14.74)	2.38
TOTAL FROM INVESTMENT OPERATIONS	7.47	(14.23)	2.39
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.32)	(0.26)	—
NET ASSET VALUE AT END OF PERIOD	$20.60	$13.45	$27.94
SHARE PRICE AT END OF PERIOD***	$20.57	$13.52
NET ASSET VALUE TOTAL RETURN****	56.48%	(51.32)%	9.35%
SHARE PRICE TOTAL RETURN****	55.41%	(51.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$175,113	$56,509	$27,942
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.85%	0.85%	0.85	%†
Net investment income (loss)	1.52%	2.29%	0.56	%†
Portfolio turnover rate††	52%	49%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.06)	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

PowerShares FTSE RAFI
Europe Portfolio

	Year Ended October 31,		For the Period June 25, 2007* through October 31,
	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$26.00	$54.24	$49.50
Net investment income (loss)**	0.60	1.41	0.14
Net realized and unrealized gain (loss) on investments	9.34	(28.23)	4.64
TOTAL FROM INVESTMENT OPERATIONS	9.94	(26.82)	4.78
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.56)	(1.40)	(0.04)
Return of capital	—	(0.02)	—
TOTAL DISTRIBUTIONS	(0.56)	(1.42)	(0.04)
NET ASSET VALUE AT END OF PERIOD	$35.38	$26.00	$54.24
SHARE PRICE AT END OF PERIOD***	$35.01	$26.15
NET ASSET VALUE TOTAL RETURN****	38.83%	(50.46)%	9.67%
SHARE PRICE TOTAL RETURN****	36.58%	(50.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,382	$5,200	$5,446
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%	0.75%†
Net investment income (loss)	2.12%	3.22%	0.78%†
Portfolio turnover rate††	22%	35%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.11	$0.12	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

PowerShares FTSE RAFI
Japan Portfolio

	Year Ended October 31,		For the Period June 25, 2007* through October 31,
	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$32.78	$49.65	$49.65
Net investment income (loss)**	0.27	0.61	0.21
Net realized and unrealized gain (loss) on investments	3.07	(16.82)	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	3.34	(16.21)	0.00
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.44)	(0.66)	—
NET ASSET VALUE AT END OF PERIOD	$35.68	$32.78	$49.65
SHARE PRICE AT END OF PERIOD***	$35.71	$32.67
NET ASSET VALUE TOTAL RETURN****	10.26%	(33.00)%	0.00%
SHARE PRICE TOTAL RETURN****	10.73%	(34.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$7,135	$6,556	$4,975
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%	0.75%†
Net investment income (loss)	0.81%	1.42%	1.20%†
Portfolio turnover rate††	58%	35%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.19)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

PowerShares Global Agriculture Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.60	$25.35
Net investment income (loss)**	0.17	—	(a)
Net realized and unrealized gain (loss) on investments	6.72	(8.75)
TOTAL FROM INVESTMENT OPERATIONS	6.89	(8.75)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.01)	—
NET ASSET VALUE AT END OF PERIOD	$23.48	$16.60
SHARE PRICE AT END OF PERIOD***	$23.27	$16.69
NET ASSET VALUE TOTAL RETURN****	41.53%	(34.52	)%(b)
SHARE PRICE TOTAL RETURN****	39.50%	(34.16	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,652	$1,660
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	0.79%	0.13	%†
Portfolio turnover rate††	33%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.21	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (32.63)%. The share price total return from Fund Inception to October 31, 2008 was (33.46)%.

PowerShares Global
Biotech Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$21.73	$25.51
Net investment income (loss)**	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.16)	(3.76)
TOTAL FROM INVESTMENT OPERATIONS	(0.26)	(3.78)
NET ASSET VALUE AT END OF PERIOD	$21.47	$21.73
SHARE PRICE AT END OF PERIOD***	$21.62	$21.87
NET ASSET VALUE TOTAL RETURN****	(1.20)%	(14.82	)%(a)
SHARE PRICE TOTAL RETURN****	(1.14)%	(14.27	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,220	$2,173
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	(0.49)%	(0.75	)%†
Portfolio turnover rate††	41%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (12.38)%. The share price total return from Fund Inception to October 31, 2008 was (12.90)%.

PowerShares Global Clean
Energy Portfolio

	Year Ended October 31,		For the Period June 13, 2007* through October 31,
	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$12.25	$30.95	$25.10
Net investment income (loss)**	0.03	0.02	0.03
Net realized and unrealized gain (loss) on investments	3.28	(18.72)	5.82
TOTAL FROM INVESTMENT OPERATIONS	3.31	(18.70)	5.85
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.03)	—	—
NET ASSET VALUE AT END OF PERIOD	$15.53	$12.25	$30.95
SHARE PRICE AT END OF PERIOD***	$15.39	$12.43
NET ASSET VALUE TOTAL RETURN****	27.10%	(60.42)%	23.31%
SHARE PRICE TOTAL RETURN****	24.13%	(60.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$185,973	$106,553	$95,963
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%	0.75	%†
Net investment income (loss)	0.23%	0.09%	(0.19	)%†
Portfolio turnover rate††	62%	62%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.02	$0.05

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

PowerShares Global
Coal Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$14.07	$24.40
Net investment income (loss)**	0.46	0.06
Net realized and unrealized gain (loss) on investments	10.43	(10.39)
TOTAL FROM INVESTMENT OPERATIONS	10.89	(10.33)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.25)	—
NET ASSET VALUE AT END OF PERIOD	$24.71	$14.07
SHARE PRICE AT END OF PERIOD***	$24.48	$14.31
NET ASSET VALUE TOTAL RETURN****	79.17%	(42.34	)%(a)
SHARE PRICE TOTAL RETURN****	74.45%	(41.35	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,121	$1,407
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	2.30%	2.82	%†
Portfolio turnover rate††	52%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.16)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (40.43)%. The share price total return from Fund Inception to October 31, 2008 was (38.85)%.

PowerShares Global Gold and Precious Metals Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.55	$25.17
Net investment income (loss)**	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	17.59	(8.61)
TOTAL FROM INVESTMENT OPERATIONS	17.61	(8.62)
NET ASSET VALUE AT END OF PERIOD	$34.16	$16.55
SHARE PRICE AT END OF PERIOD***	$34.31	$16.74
NET ASSET VALUE TOTAL RETURN****	106.41%	(34.25	)%(a)
SHARE PRICE TOTAL RETURN****	104.96%	(33.49	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,325	$1,655
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	0.08%	(0.22	)%†
Portfolio turnover rate††	29%	18%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.66	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (39.49)%. The share price total return from Fund Inception to October 31, 2008 was (38.93)%.

PowerShares Global Nuclear Energy Portfolio

	Year Ended October 31, 2009	For the Period April 1, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$14.11	$24.87
Net investment income (loss)**	0.17	0.07
Net realized and unrealized gain (loss) on investments	4.28	(10.82)
TOTAL FROM INVESTMENT OPERATIONS	4.45	(10.75)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.08)	(0.01)
NET ASSET VALUE AT END OF PERIOD	$18.48	$14.11
SHARE PRICE AT END OF PERIOD***	$18.29	$14.25
NET ASSET VALUE TOTAL RETURN****	31.67%	(43.25	)%(a)
SHARE PRICE TOTAL RETURN****	29.03%	(42.68	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,114	$26,802
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	1.03%	0.57	%†
Portfolio turnover rate††	62%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception April 3, 2008 (first day of trading on the Exchange) to October 31, 2008 was (44.95)%. The share price total return from Fund Inception to October 31, 2008 was (45.05)%.

PowerShares Global
Progressive Transportation Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$18.44	$24.98
Net investment income (loss)**	0.25	0.03
Net realized and unrealized gain (loss) on investments	6.29	(6.57)
TOTAL FROM INVESTMENT OPERATIONS	6.54	(6.54)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.07)	—
NET ASSET VALUE AT END OF PERIOD	$24.91	$18.44
SHARE PRICE AT END OF PERIOD***	$24.88	$18.56
NET ASSET VALUE TOTAL RETURN****	35.62%	(26.18	)%(a)
SHARE PRICE TOTAL RETURN****	34.58%	(25.70	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,736	$1,844
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	1.23%	1.12	%†
Portfolio turnover rate††	74%	28%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.08	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (24.36)%. The share price total return from Fund Inception to October 31, 2008 was (23.78)%.

PowerShares Global
Steel Portfolio

	Year Ended October 31, 2009	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$12.82	$24.58
Net investment income (loss)**	0.23	0.08
Net realized and unrealized gain (loss) on investments	5.94	(11.84)
TOTAL FROM INVESTMENT OPERATIONS	6.17	(11.76)
NET ASSET VALUE AT END OF PERIOD	$18.99	$12.82
SHARE PRICE AT END OF PERIOD***	$19.04	$12.91
NET ASSET VALUE TOTAL RETURN****	48.13%	(47.84	)%(a)
SHARE PRICE TOTAL RETURN****	47.48%	(47.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,848	$1,282
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	1.45%	4.03	%†
Portfolio turnover rate ††	20%	280%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.08	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (45.35)%. The share price total return from Fund Inception to October 31, 2008 was (44.30)%.

PowerShares Global
Water Portfolio

	Year Ended October 31,		For the Period June 13, 2007* through October 31,
	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$12.34	$26.79	$24.63
Net investment income (loss)**	0.25	0.32	(0.03)
Net realized and unrealized gain (loss) on investments	4.78	(14.77)	2.19
TOTAL FROM INVESTMENT OPERATIONS	5.03	(14.45)	2.16
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.22)	—	—
NET ASSET VALUE AT END OF PERIOD	$17.15	$12.34	$26.79
SHARE PRICE AT END OF PERIOD***	$17.03	$12.14
NET ASSET VALUE TOTAL RETURN****	41.25%	(53.94)%	8.77%
SHARE PRICE TOTAL RETURN****	42.58%	(55.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$280,424	$197,517	$241,094
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75%	0.75%†
Net investment income (loss)	1.82%	1.49%	(0.29)%†
Portfolio turnover rate††	36%	54%	24%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

PowerShares Global Wind
Energy Portfolio

	Year Ended October 31, 2009	For the Period June 27, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$10.08	$24.44
Net investment income (loss)**	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	5.51	(14.35)
TOTAL FROM INVESTMENT OPERATIONS	5.53	(14.36)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.05)	—
NET ASSET VALUE AT END OF PERIOD	$15.56	$10.08
SHARE PRICE AT END OF PERIOD***	$15.41	$10.39
NET ASSET VALUE TOTAL RETURN****	55.02%	(58.76	)%(a)
SHARE PRICE TOTAL RETURN****	48.93%	(57.49	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$43,558	$14,107
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.75%	0.75	%†
Net investment income (loss)	0.17%	(0.19	)%†
Portfolio turnover rate ††	86%	44%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception July 1, 2008 (first day of trading on the Exchange) to October 31, 2008 was (58.09)%. The share price total return from Fund Inception to October 31, 2008 was (57.28)%.

PowerShares MENA Frontier Countries Portfolio

	Year Ended October 31, 2009	For the Period July 7, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$14.98	$25.00
Net investment income (loss)**	0.29	(0.02)
Net realized and unrealized gain (loss) on investments	(0.93)	(10.00)
TOTAL FROM INVESTMENT OPERATIONS	(0.64)	(10.02)
TRANSACTION FEES**	0.04	—
NET ASSET VALUE AT END OF PERIOD	$14.38	$14.98
SHARE PRICE AT END OF PERIOD***	$14.10	$15.13
NET ASSET VALUE TOTAL RETURN****	(4.00)%	(40.08	)%(a)
SHARE PRICE TOTAL RETURN****	(6.81)%	(39.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,253	$19,474
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after Waivers	0.70%	0.70	%†
Expenses, prior to Waivers	0.95%	0.95	%†
Net investment income (loss), after Waivers	2.33%	(0.32	)%†
Portfolio turnover rate††	126%	70%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.10	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception July 9, 2008 (first day of trading on the Exchange) to October 31, 2008 was (39.35)%. The share price total return from Fund Inception to October 31, 2008 was (38.25)%.

Index Providers

Dorsey Wright is the Index Provider for PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio. Dorsey Wright is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Dorsey Wright to use the Dorsey Wright® Developed Markets Technical Leaders Index and the Dorsey Wright® Emerging Markets Technical Leaders Index. The PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio are entitled to use the Dorsey Wright® Developed Markets Technical Leaders Index and the Dorsey Wright® Emerging Markets Technical Leaders Index pursuant to a sub-licensing agreement with the Adviser.

Quantitative Services Group, LLC ("QSG") is the Index Provider for PowerShares Dynamic Developed International Opportunities Portfolio. QSG is not affiliated with the Trust, the Adviser or the Distributor.

The Adviser has entered into a license agreement with QSG to use the QSG Developed International Opportunities Index.

The S-Network Emerging Infrastructure Builders IndexSM is calculated and maintained by Standard & Poor's Custom Indices on behalf of S-Network Global Indexes, LLCSM ("S-NET"). Neither Standard & Poor's Custom Indices nor S-NET are affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with S-NET to use the S-Network Emerging Infrastructure Builders IndexSM. The PowerShares Emerging Markets Infrastructure Portfolio is entitled to use the S-Network Emerging Infrastructure Builders IndexSM pursuant to a sub-licensing agreement with the Adviser.

FTSE International Limited is the Index Provider for PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio and PowerShares FTSE RAFI Japan Portfolio and such Fund's Underlying Indexes are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser.

The NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM and NASDAQ OMX Global Steel IndexSM are calculated and maintained by Standard & Poor's Custom Indices on behalf of NASDAQ OMX. Neither Standard & Poor's Custom Indices nor NASDAQ OMX are affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NASDAQ OMX to use NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM and NASDAQ OMX Global Steel IndexSM. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing agreement with the Adviser.

WilderHill New Energy Finance, LLC ("WilderHill") is the Index Provider for PowerShares Global Clean Energy Portfolio. WilderHill is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with WilderHill to use the WilderHill New Energy Global Innovation Index.

The WNA Nuclear Energy IndexSM is calculated and maintained by Standard & Poor's Custom Indices on behalf of WNA Global Indexes, LLC ("WNA"). Neither Standard & Poor's Custom Indices nor WNA is affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with WNA to use the WNA Nuclear Energy IndexSM. The PowerShares Global Nuclear Energy Portfolio is entitled to use the WNA Nuclear Energy IndexSM pursuant to a sub-licensing agreement with the Adviser.

Water Index Associates, LLC ("Water Index Associates") is the Index Provider for PowerShares Global Water Portfolio. Water Index Associates is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Water Index Associates to use the Palisades Global Water Index.

The NASDAQ OMX Clean Edge® Global Wind Energy Index is calculated and maintained by NASDAQ OMX. NASDAQ OMX is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NASDAQ OMX to use the NASDAQ OMX Clean Edge® Global Wind Energy Index. The PowerShares Global Wind Energy Portfolio is entitled to use the NASDAQ OMX Clean Edge® Global Wind Energy Index pursuant to a sub-licensing agreement with the Adviser.

The NASDAQ OMX Middle East North Africa IndexSM is calculated and maintained by NASDAQ OMX. NASDAQ OMX is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NASDAQ OMX to use the NASDAQ OMX Middle East North Africa IndexSM. The PowerShares MENA Frontier Countries Portfolio is entitled to use the NASDAQ OMX Middle East North Africa IndexSM pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

Set forth below is a list of each Fund and its Underlying Index:

Fund	Underlying Index
PowerShares DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index

PowerShares DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index

PowerShares Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

PowerShares Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex US Index

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex US Mid Small 1500 Index

PowerShares FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

PowerShares FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

PowerShares FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

Fund	Underlying Index
PowerShares Global Agriculture Portfolio	NASDAQ OMX Global Agricultural IndexSM

PowerShares Global Biotech Portfolio	NASDAQ OMX Global Biotechnology IndexSM

PowerShares Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

PowerShares Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

PowerShares Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals Portfolio IndexSM

PowerShares Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

PowerShares Global Progressive Transportation Portfolio	Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM

PowerShares Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

PowerShares Global Water Portfolio	Palisades Global Water Index

PowerShares Global Wind Energy Portfolio	NASDAQ OMX Clean Edge® Global Wind Energy Index

PowerShares MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

The PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio are not sponsored, endorsed, sold or promoted by Dorsey Wright and Dorsey Wright does not make any representation regarding the advisability of investing in Shares of such Funds.

There is no relationship between Dorsey Wright and the Adviser other than a license by Dorsey Wright to the Adviser of certain Dorsey Wright trademarks and trade names, and the Dorsey Wright® Developed Markets Technical Leaders Index and Dorsey Wright® Emerging Markets Technical Leaders Index, for use by the Adviser. Such trademarks, trade names and Underlying Indexes have been created and developed by Dorsey Wright without regard to and independently of the Adviser, its businesses, its development of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio and/or any prospective investor. The Adviser has arranged with Dorsey, Wright & Associates, Inc. to license ETF Investment Models, such as the Underlying Indexes based on Point & Figure Analysis for possible inclusion in products which the Adviser independently develops and promotes. The licensing of any Model such as the Underlying Indexes to the Adviser is not an offer to purchase or sell, or a solicitation. A determination that any portion of an investor's portfolio should be devoted to any ETF product developed by the Adviser with reference to a Dorsey Wright Investment Model is a determination made solely by the Adviser serving the investor or the investor himself, not Dorsey, Wright & Associates, Inc.

Dorsey Wright is not responsible for and has not participated in the determination of the prices and amount of Shares, the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Dorsey Wright has no obligation or liability in connection with the administration of the Trust or marketing of the Shares. Dorsey Wright does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Dorsey Wright shall have no liability for any errors, omissions or interruptions therein. Dorsey Wright makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indexes, or any data included therein in connection with PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio, or for any other use. Dorsey Wright expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use, with respect to PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio or Underlying Indexes or to any data included therein, except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall Dorsey Wright have any liability for any incidental, special, exemplary, punitive, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or tort (including negligence or otherwise), resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio, owners of the Shares of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, exemplary, punitive, direct, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or tort (including negligence or otherwise), resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

None of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio is sponsored, endorsed, sold or promoted by WilderHill, QSG or Water Index Associates and WilderHill, QSG and Water Index Associates do not make any representation regarding the advisability of investing in Shares of these Funds.

WilderHill, QSG and Water Index Associates make no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. WilderHill's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain WilderHill trademarks and trade names of WilderHill and WilderHill New Energy Global Innovation Index, which are composed by WilderHill without regard to the Distributor, Adviser or the Trust. QSG's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain QSG trademarks and tradenames of QSG and QSG Developed International Opportunities Index, which is composed by QSG without regard to the Distributor, the Adviser or the Trust. Water Index Associate's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Water Index Associates trademarks and trade names of Palisades and Palisades Global Water Index, which is composed by Water Index Associates without regard to the Distributor, Adviser or the Trust.

There is no relationship between WilderShares LLC and the Adviser other than licenses by WilderShares to the Adviser of certain WilderShares trademarks and trade names, and two indices, for use by the Adviser. Such trademarks, trade names and indices have been created and developed by WilderShares without regard to the Adviser, its business, the Fund and/or any prospective investor.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. WilderHill, QSG and Water Index Associates have no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices. WilderHill, QSG and Water Index Associates are not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. WilderHill, QSG and Water Index Associates have no obligation or liability in connection with the administration of the Trust or marketing of the Shares. WilderHill, QSG and Water Index Associates do not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and WilderHill, QSG and Water Index Associates shall have no liability for any errors, omissions, or interruptions therein. WilderHill, QSG and Water Index Associates make no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices, trading based on the Underlying Indices, any data included therein in connection with PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio or for any other use. WilderHill, QSG and Water Index Associates expressly disclaim all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio, the Trust or the Shares except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall WilderHill, QSG and Water Index Associates have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio, the Trust or the Shares, even if notified of the possibility of such damages.

S-Network Global Indexes, LLCSM and S-Network Emerging Infrastructure Builders IndexSM are service marks of S-Network Global Indexes, LLC and have been licensed for use by the Adviser. PowerShares Emerging Markets Infrastructure Portfolio is not sponsored, endorsed, sold or promoted by SNetwork Global Indexes, LLC, and S-Network Global Indexes, LLC makes no representation regarding the advisability of investing in such product.

The PowerShares Emerging Markets Infrastructure Portfolio is not sponsored, endorsed, sold or promoted by S-NET. S-NET makes no representation or warranty, express or implied, to the owners of PowerShares Emerging Markets Infrastructure Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Emerging Markets Infrastructure Portfolio particularly or the ability of the S-Network Emerging Infrastructure Builders IndexSM to track the performance of the securities market. S-NET's only relationship to the Licensee is the licensing of certain service marks and trade names of S-NET and of the S-Network Emerging Infrastructure Builders IndexSM, which is determined, composed and calculated by S-NET without regard to the Licensee or PowerShares Emerging Markets Infrastructure Portfolio. S-NET has no obligation to take the needs of the Licensee or the owners of PowerShares Emerging Markets Infrastructure

Portfolio into consideration in determining, composing or calculating the S-Network Emerging Infrastructure Builders IndexSM. S-NET is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of PowerShares Emerging Markets Infrastructure Portfolio to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. S-NET has no obligation or liability in connection with the administration, marketing or trading of PowerShares Emerging Markets Infrastructure Portfolio.

S-NET DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S-NET INDEX OR ANY DATA INCLUDED THEREIN AND S-NET SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NET MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE S-NETWORK EMERGING INFRASTRUCTURE BUILDERS INDEXSM, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S-NET INDEX OR ANY DATA INCLUDED THEREIN. S-NET MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S-NET INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S-NET HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

None of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio and PowerShares FTSE RAFI Japan Portfolio is sponsored, endorsed, sold or promoted by FTSE, and FTSE does not make any representation regarding the advisability of investing in Shares of these Funds.

FTSE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, FTSE's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the FTSE, FTSE RAFI Asia Pacific ex Japan Index, FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index, FTSE RAFI Developed Markets ex US Index, FTSE RAFI Developed ex US Mid Small 1500 Index, FTSE RAFI Emerging Markets Index, FTSE RAFI Europe Index, FTSE RAFI Developed Europe Mid Small Index and FTSE RAFI Japan Index.

The Shares of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio and PowerShares FTSE RAFI Japan Portfolio are not in any way sponsored, endorsed, sold or promoted by FTSE, by the London Stock Exchange Plc (the "Exchange"), by The Financial Times Limited ("FT") or by Research Affiliates LLC ("RA"), and neither FTSE nor Exchange nor FT nor RA makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Sector Indexes or Underlying Index and/or the figure at which the said Underlying Sector Indexes or Underlying Index stand at any particular time on any particular day or otherwise. The Underlying Sector Indexes and Underlying Index are compiled and calculated by FTSE in conjunction with RA. However, neither FTSE nor the Exchange nor FT nor RA shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Sector Indexes or the Underlying Index, and neither FTSE nor the

Exchange nor FT nor RA shall be under any obligation to advise any person of any error therein.

"FTSE®" is a trademark of the Exchange and FT and is used by the Adviser under license. "Research Affiliates" and "Fundamental Index" are trademarks of RA.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. FTSE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices. FTSE is not responsible for and has not participated in the determination of the prices and amount of Shares, the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. FTSE has no obligation or liability in connection with the administration of the Trust or marketing of the Shares. FTSE does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and FTSE shall have no liability for any errors, omissions, or interruptions therein. FTSE makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices, trading based on the Underlying Indices, any data included therein in connection with PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio and PowerShares FTSE RAFI Japan Portfolio or for any other use. FTSE expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio and PowerShares FTSE RAFI Japan Portfolio, the Trust or the Shares except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall FTSE have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio and PowerShares FTSE RAFI Japan Portfolio, the Trust or the Shares, even if notified of the possibility of such damages.

The PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are not sponsored, endorsed, sold or promoted by NASDAQ OMX or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the applicable Fund. The Corporations make no representation or warranty, express or implied, to the owners of the applicable Fund or any member of the public regarding the advisability of investing in securities generally or in the applicable Fund particularly, or the ability of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and

NASDAQ OMX Middle East North Africa IndexSM to track general stock market performance. The Corporations' only relationship to PowerShares ("Licensee") is in the licensing of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM trade/service marks, and certain trade names of the Corporations and the use of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM, which are determined, composed and calculated by NASDAQ OMX without regard to Licensee or the applicable Fund. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the applicable Fund into consideration in determining, composing or calculating the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the applicable Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SUCH FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wilder Transport Index LLC make no warranty, expressed or implied, as to the results to be obtained by any person or entity from the use of the Wilder Transport Index LLC,

trading based on the Wilder Transport Index LLC, or any data included therein in connection with the products, or for any other use. Wilder Transport Index LLC make no warranties, express or implied and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein.

The PowerShares Global Progressive Transportation Portfolio has not been passed on by Wilder Transport Index LLC as to its legality or suitability. The PowerShares Global Energy Efficient Transportation Portfolio is not issued, endorsed or sold by Wilder Transport Index LLC. WILDER TRANSPORT INDEX LLC NEITHER MAKES ANY WARRANTIES NOR BEARS ANY LIABILITY WITH RESPECT TO POWERSHARES GLOBAL ENERGY EFFICIENT TRANSPORTATION PORTFOLIO.

The PowerShares Global Nuclear Energy Portfolio is not sponsored, endorsed, sold or promoted by WNA Global Indexes, LLC. WNA Global Indexes, LLC makes no representation or warranty, express or implied, to the owners of PowerShares Global Nuclear Energy Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Global Nuclear Energy Portfolio particularly or the ability of the WNA Nuclear Energy IndexSM to track the performance of the physical commodities market. WNA Global Indexes, LLC's only relationship to the Adviser is the licensing of certain service marks and trade names of WNA Global Indexes, LLC and of the WNA Nuclear Energy IndexSM, which is determined, composed and calculated by WNA Global Indexes, LLC without regard to the Adviser or PowerShares Global Nuclear Energy Portfolio. WNA Global Indexes, LLC has no obligation to take the needs of the Adviser or the owners of PowerShares Global Nuclear Energy Portfolio into consideration in determining, composing or calculating the WNA Nuclear Energy IndexSM. WNA Global Indexes, LLC is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of PowerShares Global Nuclear Energy Portfolio to be issued or in determination or calculation of the equation by which PowerShares Global Nuclear Energy Portfolio is to be converted into cash. WNA Global Indexes, LLC has no obligation or liability in connection with the administration, marketing or trading of PowerShares Global Nuclear Energy Portfolio.

WNA GLOBAL INDEXES, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN AND WNA GLOBAL INDEXES, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. WNA GLOBAL INDEXES, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WNA GLOBAL INDEXES, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WNA GLOBAL INDEXES, LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and

PowerShares MENA Frontier Countries Portfolio are not sponsored, endorsed, sold or promoted by S&P or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio particularly or the ability of the Dorsey Wright® Developed Markets Technical Leaders Index, Dorsey Wright® Emerging Markets Technical Leaders Index, NASDAQ OMX Global Agricultural IndexSM, S-Network Emerging Infrastructure Builders IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, WNA Nuclear Energy IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM to track general stock market performance. S&P's and its third party licensor's only relationship to the fund, the trust or the distributor is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Dorsey Wright® Developed Markets Technical Leaders Index, Dorsey Wright® Emerging Markets Technical Leaders Index, S-Network Emerging Infrastructure Builders IndexSM, NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, WNA Nuclear Energy IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM. Neither S&P nor its third party licensors is responsible for or has participated in the determination of the prices and amount of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio in the determination or calculation of the equation by which PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares

Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF DORSEY WRIGHT® DEVELOPED MARKETS TECHNICAL LEADERS INDEX, DORSEY WRIGHT® EMERGING MARKETS TECHNICAL LEADERS INDEX, NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, WNA NUCLEAR ENERGY INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, DORSEY WRIGHT® DEVELOPED MARKETS TECHNICAL LEADERS INDEX, DORSEY WRIGHT® EMERGING MARKETS TECHNICAL LEADERS INDEX, S-NETWORK EMERGING INFRASTRUCTURE BUILDERS INDEXSM, NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, WNA NUCLEAR ENERGY INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor's® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc. "Calculated by S&P Custom Indices" and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by each of Dorsey Wright, S-Network Global Indexes, LLCSM and WNA Global Indexes, LLC.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on NYSE Arca or NASDAQ, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchanges is satisfied by the fact that the prospectus is available at the Exchanges upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, the Funds and the Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI or Annual and/or Semi-Annual Report free of charge or to make shareholder inquires, please:

Call:  Invesco Aim Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust II
c/o Invesco Aim Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:   www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at SEC's Public Reference Room, in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21977.

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PowerShares Exchange-Traded Fund Trust II
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-8

PowerShares Exchange-Traded
Fund Trust II

PowerShares 1-30 Laddered Treasury Portfolio (NYSE Arca, Inc. – PLW)

PowerShares Build America Bond Portfolio (NYSE Arca, Inc. – BAB)

PowerShares Emerging Markets Sovereign Debt Portfolio
(NYSE Arca, Inc. – PCY)

PowerShares High Yield Corporate Bond Portfolio
(NYSE Arca, Inc. – PHB)

PowerShares Insured California Municipal Bond Portfolio
(NYSE Arca, Inc. – PWZ)

PowerShares Insured National Municipal Bond Portfolio
(NYSE Arca, Inc. – PZA)

PowerShares Insured New York Municipal Bond Portfolio
(NYSE Arca, Inc. – PZT)

PowerShares Preferred Portfolio (NYSE Arca, Inc. – PGX)

PowerShares VRDO Tax-Free Weekly Portfolio (NYSE Arca, Inc. – PVI)

February 26, 2010

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares of the Fund ("Shares") are not guaranteed or insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. Shares of the Fund involve investment risks, including the loss of principal.

3	Summary Information

3	PowerShares 1-30 Laddered Treasury Portfolio

8	PowerShares Build America Bond Portfolio

13	PowerShares Emerging Markets Sovereign Debt Portfolio

18	PowerShares High Yield Corporate Bond Portfolio

23	PowerShares Insured California Municipal Bond Portfolio

28	PowerShares Insured National Municipal Bond Portfolio

33	PowerShares Insured New York Municipal Bond Portfolio

38	PowerShares Preferred Portfolio

43	PowerShares VRDO Tax-Free Weekly Portfolio

48	Summary Information About Purchases, Sales and Taxes

49	Additional Information About the Funds' Strategies and Risks

65	Tax-Advantaged Structure of ETFs

66	Portfolio Holdings

66	Management of the Funds

67	How to Buy and Sell Shares

69	Frequent Purchases and Redemptions of Fund Shares

69	Dividends, Distributions and Taxes

73	Distributor

73	Net Asset Value

74	Fund Service Providers

74	Financial Highlights

83	Index Providers

84	Disclaimers

95	Premium/Discount Information

96	Other Information

2

PowerShares
1-30 Laddered Treasury Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Ryan/Mergent 1-30 Year Treasury Laddered Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$26	$80	$141	$318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's

3

performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in U.S. Treasury securities. The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is a benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 30 distinct annual maturities. The Underlying Index seeks to maintain a continuous maturity laddered portfolio of securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. However, if securities with a desired maturity date are not available, a six-month deviation is allowed. Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected. Treasury inflation-protected securities, bills or zero-coupon securities are not permitted investments. Securities included in the Underlying Index are selected by Mergent, Inc., ALM Research Solutions, LLC ("ALM") and Ryan Holdings, LLC ("Ryan") (collectively, Ryan/Mergent" or the "Index Provider"). As of December 31, 2009, the Underlying Index included 26 securities. The Fund's investment policy normally to invest at least 80% of its total assets in U.S. Treasury securities is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Market Trading Risk. Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

4

General Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

5

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
16.35% (4th Quarter 2008)	(6.16)% (2nd Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (10/11/07)
PowerShares 1-30 Laddered Treasury Portfolio (return before taxes)	(10.95)%	6.39%
PowerShares 1-30 Laddered Treasury Portfolio (return after taxes on distributions)	(12.05)%	5.01%
PowerShares 1-30 Laddered Treasury Portfolio (return after taxes on distributions and sale of Fund Shares)	(7.10)%	4.66%
Barclays Capital US Treasury Index (reflects no deduction for fees, expenses or taxes)	(3.57)%	6.01%
Ryan/Mergent 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes)	(10.73)%	6.74%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC (the "Adviser").

6

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	October 2007
Philip Fang	Vice President and Portfolio Manager of the Adviser	October 2007
Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	October 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 48 of the Prospectus.

7

PowerShares
Build America Bond Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called The BofA Merrill Lynch Build America Bond Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers(2)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.28%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$29	$104	$188	$435

(1)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(2)  The Adviser has agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund until April 20, 2011. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

8

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in taxable municipal securities eligible to participate in the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 (the "Act") or other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid ("Build America Bonds"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is designed to track the performance of U.S. dollar-denominated Build America Bonds publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. market. Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal and state income tax. Under the terms of the Act, issuers of "direct pay" Build America Bonds (i.e., taxable municipal bonds issued to provide funds for qualified capital expenditures) are entitled to receive payments from the U.S. Treasury over the life of the bond equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. For example, if a Build America Bond is issued with a taxable coupon of 10%, the issuer would receive a payment from the U.S. Treasury equaling 3.5% or 4.5% in the case of Recovery Zone Economic Development Bonds. The federal interest subsidy continues for the life of the bonds. The Underlying Index does not include bonds that, under the Build America Bond program, are eligible for tax credits. Build America Bonds offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through the issuance of tax-free municipal bonds. The Fund's policy to invest at least 80% of its total assets in Build America Bonds is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Issuance of Build America Bonds will cease on December 31, 2010 unless the relevant provisions of the Act are extended. In the event that the Build America Bond program is not extended, the Build America Bonds outstanding at such time will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy. If the Build America Bond program is not extended, the Board of Trustees (the "Board") of the PowerShares Exchange-Traded Fund Trust II (the "Trust") will evaluate the Fund's investment strategy and make appropriate changes that it believes are in the best interests of the Fund and its shareholders, including changing the Fund's investment strategy to invest in an index composed of taxable municipal securities.

The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

9

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Risk of Limited Issuance. There is no guarantee that municipalities will continue to take advantage of the Build America Bond program in the future and there can be no assurance that Build America Bonds will be actively traded. Furthermore, under the Act, the ability of municipalities to issue Build America Bonds expires on December 31, 2010. If the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government.

Restricted Securities Risk. Rule 144A securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Market Trading Risk. Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in

10

interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Risk of Cash Transactions. Unlike most exchange-traded funds ("ETFs"), the Fund expects to effect creations and redemptions for cash, rather than in-kind securities because of the nature of the Fund's underlying investments. As such, investments in Shares may be less tax-efficient than an investment in conventional ETF. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund currently intends to effect redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in net asset value ("NAV") than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The Fund began operations as of November 16, 2009, and therefore does not have a performance history for a full calendar year. Updated performance information is available online at www.InvescoPowerShares.com.

11

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	November 2009
Philip Fang	Vice President and Portfolio Manager of the Adviser	November 2009
Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	November 2009

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 48 of the Prospectus.

12

PowerShares
Emerging Markets Sovereign Debt Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the DB Emerging Market USD Liquid Balanced Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

13

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in emerging markets U.S. dollar-denominated government bonds. The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an index that measures potential returns of a theoretical portfolio of liquid emerging market U.S. dollar-denominated government bonds. Deutsche Bank Securities Inc. ("DB" or the "Index Provider") selects zero to three securities from each of the 24 emerging market countries set forth below that a) are denominated in U.S. dollars, b) are sovereign bonds, c) have more than three years to maturity and d) have an outstanding float of at least $500 million. As of December 31, 2009, the Underlying Index included approximately 52 bonds issued by the governments of Argentina, Bulgaria, Brazil, Chile, China, Columbia, El Salvador, Hungary, Indonesia, Korea, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Qatar, Russia, South Africa, Turkey, Ukraine, Uruguay, Vietnam and Venezuela. The Fund's investment policy normally to invest at least 80% of its total assets in emerging markets U.S. dollar-denominated government bonds is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government.

High Yield Securities Risk. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

14

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Sovereign Debt Risk. Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Global Bonds Risk. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

Market Trading Risk. Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that

15

seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
13.16% (2nd Quarter 2009)	(8.74)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

16

	Past One Year	Since Inception (10/11/07)
PowerShares Emerging Markets Sovereign Debt Portfolio (return before taxes)	33.30%	6.24%
PowerShares Emerging Markets Sovereign Debt Portfolio (return after taxes on distributions)	30.12%	3.86%
PowerShares Emerging Markets Sovereign Debt Portfolio (return after taxes on distributions and sale of Fund Shares)	21.41%	3.87%
JP Morgan Emerging Markets Bond Index Global Index (reflects no deduction for fees, expenses or taxes)	28.18%	7.31%
DB Emerging Market USD Liquid Balanced Index (reflects no deduction for fees, expenses or taxes)	35.92%	7.69%
Barclays Capital U.S. Aggregate Index	5.93%	6.34%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	October 2007
Philip Fang	Vice President and Portfolio Manager of the Adviser	October 2007
Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	October 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 48 of the Prospectus.

17

PowerShares
High Yield Corporate Bond Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Wells Fargo® High Yield Bond Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

18

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in high yield corporate bonds payable in U.S. dollars. The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index. In addition, the Fund may invest up to 20% of its assets in futures, options, swaps contracts and high yield corporate bonds not included in the Underlying Index. The Underlying Index is an index that measures potential returns of a theoretical portfolio of high yield corporate bonds rated below investment grade by Moody's, S&P or Fitch that are issued by U.S. issuers or foreign private issuers organized outside the United States and that issue high yield bonds payable in U.S. dollars. All securities included in the Underlying Index are registered with the SEC. Securities included in the Underlying Index are selected by Wells Fargo Securities, LLC ("Wells Fargo Securities" or the "Index Provider"). As of December 31, 2009, the Underlying Index included 50 corporate bonds of issuers with equity market capitalizations (for those issuers among those that had publicly traded equity) ranging from between $507.1 million and $36.2 billion and that were domiciled in the United States, Bermuda and the Netherlands. The Fund's investment policy of normally investing at least 80% of its total assets in high yield corporate bonds payable in U.S. dollars noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

High Yield Securities Risk. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Global Bonds Risk. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those

19

associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Market Trading Risk. Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing

20

changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
14.36% (2nd Quarter 2009)	(21.43)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (11/15/07)
PowerShares High Yield Corporate Bond Portfolio (return before taxes)	32.95%	(5.30)%
PowerShares High Yield Corporate Bond Portfolio (return after taxes on distributions)	28.51%	(8.43)%
PowerShares High Yield Corporate Bond Portfolio (return after taxes on distributions and sale of Fund Shares)	21.02%	(6.30)%
Barclays Capital US Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	58.21%	6.46%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(11.99)%
Wells Fargo® High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	43.94%	(0.80)%

21

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	November 2007
Philip Fang	Vice President and Portfolio Manager of the Adviser	November 2007
Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	November 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 48 of the Prospectus.

22

PowerShares
Insured California Municipal Bond Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.28%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$29	$104	$188	$435

(1)  The Adviser has agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund until April 20, 2011. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the

23

Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax and California state income tax (the "80% policy"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund, however, reserves the right to invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in municipal securities not included in its Underlying Index to the extent that the Adviser believes investment in such instruments will facilitate the Fund's ability to achieve its investment objective. The Fund's investment policy of normally investing at least 80% of its total assets in insured municipal securities is fundamental and may not be changed without shareholder approval.

The Underlying Index is designed to track the performance of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by California or Puerto Rico, or their political subdivisions, in the U.S. domestic market and includes approximately 414 bonds.

The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. If the Internal Revenue Service ("IRS") determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

California Municipal Securities Risk. Because the Fund invests a substantial portion of its assets in California municipal securities, the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations.

The deterioration of California's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of

24

California municipal securities, and the Fund's net asset value, will experience greater volatility. In addition, further downgrades of California's general obligation bond rating could result in a reduction in the market value of the California municipal securities held by the Fund, which could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Puerto Rican Municipal Securities Risk. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund's holdings in Puerto Rican municipal obligations. The Puerto Rican economy is reliant on manufacturing, services and tourism and its economy and financial operations parallel the economic cycles of the United States. Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Geographic Concentration Risk. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in California and Puerto Rico.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Passive Investments Risk. Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific security is removed from the

25

Underlying Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities (particularly municipal securities), such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The Fund invests in the bonds included in, or representative of, the Underlying Index regardless of their investment merits.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
11.03% (3rd Quarter 2009)	(6.88)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

26

	Past One Year	Since Inception (10/11/07)
PowerShares Insured California Municipal Bond Portfolio (return before taxes)	15.58%	2.01%
PowerShares Insured California Municipal Bond Portfolio (return after taxes on distributions)	15.58%	2.01%
PowerShares Insured California Municipal Bond Portfolio (return after taxes on distributions and sale of Fund Shares)	11.95%	2.37%
Barclays Capital Municipal Insured Bond Index (reflects no deduction for fees, expenses or taxes)	16.59%	4.55%
The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	17.81%	2.86%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	October 2007
Philip Fang	Vice President and Portfolio Manager of the Adviser	October 2007
Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	October 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 48 of the Prospectus.

27

PowerShares
Insured National Municipal
Bond Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.28%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$29	$104	$188	$435

(1)  The Adviser has agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund until April 20, 2011. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the

28

Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax (the "80% policy"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund, however, reserves the right to invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in municipal securities not included in the Underlying Index to the extent that the Adviser believes such investments will facilitate the Fund's ability to achieve its investment objective. The Fund's investment policy normally to invest at least 80% of its total assets in insured municipal securities is fundamental and may not be changed without shareholder approval.

The Underlying Index is designed to track the performance of U.S. dollar-denominated investment grade insured tax-exempt debt publicly issued by a U.S. state, or its political subdivision, in the U.S. domestic market and includes approximately 1960 bonds.

The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

29

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Passive Investments Risk. Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities (particularly municipal securities), such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The Fund invests in the bonds included in, or representative of, the Underlying Index regardless of their investment merits.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

30

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
10.32% (3rd Quarter 2009)	(7.76)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (10/11/07)
PowerShares Insured National Municipal Bond Portfolio (return before taxes)	18.13%	2.46%
PowerShares Insured National Municipal Bond Portfolio (return after taxes on distributions)	18.13%	2.46%
PowerShares Insured National Municipal Bond Portfolio (return after taxes on distributions and sale of Fund Shares)	13.68%	2.76%
Barclays Capital Municipal Long 20 Year Index (reflects no deduction for fees, expenses or taxes)	16.59%	4.55%
The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	19.09%	3.61%

31

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	October 2007
Philip Fang	Vice President and Portfolio Manager of the Adviser	October 2007
Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	October 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 48 of the Prospectus.

32

PowerShares
Insured New York Municipal Bond Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.28%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$29	$104	$188	$435

(1)  The Adviser has agreed to waive 0.07% of its Advisory Fee for its investment advisory services to the Fund until April 20, 2011. The fee waiver may be modified or terminated by the Adviser at its discretion after such date.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the

33

Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in insured municipal securities that are exempt from federal income tax, New York State income tax and New York City income tax (the "80% policy"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund, however, reserves the right to invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in municipal securities not included in the Underlying Index to the extent that the Adviser believes such investments will facilitate the Fund's ability to achieve its investment objective. The Fund's investment policy normally to invest at least 80% of its total assets in insured municipal securities is fundamental and may not be changed without shareholder approval.

The Underlying Index is designed to track the performance of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by New York or Puerto Rico, or their political subdivisions, in the U.S. domestic market and includes approximately 194 bonds.

The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

New York Municipal Securities Risk. Because the Fund invests a substantial portion of its assets in New York municipal securities, the Fund will have greater exposure to negative political, economic, regulatory or other factors within the State of New York, including the financial condition of its public authorities and political subdivisions, than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.

34

Puerto Rican Municipal Securities Risk. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund's holdings in Puerto Rican municipal obligations. The Puerto Rican economy is reliant on manufacturing, services and tourism and its economy and financial operations parallel the economic cycles of the United States. Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Geographic Concentration Risk. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in New York and Puerto Rico.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Passive Investments Risk. Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities (particularly municipal securities), such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security

35

prices. The Fund invests in the bonds included in, or representative of, the Underlying Index regardless of their investment merits.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
8.94% (3rd Quarter 2009)	(7.91)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

36

	Past One Year	Since Inception (10/11/07)
PowerShares Insured New York Municipal Bond Portfolio (return before taxes)	17.45%	1.47%
PowerShares Insured New York Municipal Bond Portfolio (return after taxes on distributions)	17.45%	1.47%
PowerShares Insured New York Municipal Bond Portfolio (return after taxes on distributions and sale of Fund Shares)	13.18%	1.91%
Barclays Capital Municipal Insured Long 20 Year Index (reflects no deduction for fees, expenses or taxes)	16.59%	4.55%
The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	20.06%	3.26%

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	October 2007
Philip Fang	Vice President and Portfolio Manager of the Adviser	October 2007
Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	October 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 48 of the Prospectus.

37

PowerShares
Preferred Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of a securities index called The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

38

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in fixed rate U.S. dollar-denominated preferred securities. The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. The Underlying Index includes traditional preferred securities and other preferred securities, including preferred securities issued by foreign companies in the form of American Depository Shares ("ADS"). Most of the preferred securities included in the Underlying Index are traded on national securities exchanges; however, a small percentage are traded in the over-the-counter ("OTC") market. The Underlying Index may include Rule 144A securities. However, at present, Rule 144A securities represent less than 1% of the Underlying Index. Securities will be selected by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or the "Index Provider"). As of December 31, 2009, the Underlying Index included 226 securities with a total amount outstanding between approximately $826.8 million and $165.8 billion. The Fund's investment policy normally to invest at least 80% of its total assets in fixed rate U.S. dollar-denominated preferred securities is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADS, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may

39

negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Market Trading Risk. Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund.

40

As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
30.66% (2nd Quarter 2009)	(20.82)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the below above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

41

	Past One Year	Since Inception (01/28/08)
PowerShares Preferred Portfolio (return before taxes)	19.28%	(11.33)%
PowerShares Preferred Portfolio (return after taxes on distributions)	15.47%	(14.12)%
PowerShares Preferred Portfolio (return after taxes on distributions and sale of Fund Shares)	12.12%	(11.18)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(8.26)%
S&P Preferred Index (reflects no deduction for fees, expenses or taxes)	45.01%	(1.66)%
The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)	21.54%	(10.16)%

The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index will be used for comparative purposes going forward as this represents a more appropriate market index for this Fund.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	January 2008
Philip Fang	Vice President and Portfolio Manager of the Adviser	January 2008
Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	January 2008

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 48 of the Prospectus.

42

PowerShares
VRDO Tax-Free Weekly
Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Thomson Municipal Market Data VRDO Index (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$26	$80	$141	$318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's

43

performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in variable rate demand obligation ("VRDO") bonds that are exempt from federal income tax with interest rates that are reset weekly (the "80% policy"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Fund, however, reserves the right to invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in VRDO securities not included in the Underlying Index to the extent that the Adviser believes such investments will facilitate the Fund's ability to achieve its investment objective. Securities included in the Thomson Municipal Market Data VRDO Index will be selected by Municipal Market Data, a unit of Thomson Financial Services (the "Index Provider"). The Fund's investment policy normally to invest at least 80% of its total assets in variable rate demand obligation bonds is fundamental and may not be changed without shareholder approval.

The Underlying Index is designed to track the performance of a pool of tax-exempt VRDO bonds and includes approximately 2,623 securities.

The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a "sampling" methodology in seeking to achieve the Fund's investment objective.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Variable Rate Debt Obligations Risk. There may not be an active secondary market with respect to particular variable rate instruments in which the Fund invests, which could make it difficult for the Fund to dispose of a variable rate instrument if the issuer and/or the Remarketing Agent defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income

44

security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Passive Investments Risk. Unlike many investment companies, the Fund is not actively "managed." Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities (particularly municipal securities and variable rate debt obligations), such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The Fund invests in the bonds included in, or representative of, the Underlying Index regardless of their investment merits.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

45

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
0.86% (1st Quarter 2008)	0.10% (4th Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (11/15/07)
PowerShares VRDO Tax-Free Weekly Portfolio (return before taxes)	1.20%	2.32%
PowerShares VRDO Tax-Free Weekly Portfolio (return after taxes on distributions)	1.20%	2.32%
PowerShares VRDO Tax-Free Weekly Portfolio (return after taxes on distributions and sale of Fund Shares)	1.21%	2.33%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(11.99)%
Thomson Municipal Market Data VRDO Index (reflects no deduction for fees, expenses or taxes)	0.75%	1.86%

46

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	November 2007
Philip Fang	Vice President and Portfolio Manager of the Adviser	November 2007
Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	November 2007

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 48 of the Prospectus.

47

Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares, except for PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares High Yield Corporate Bond Portfolio which issue and redeem Shares only in large blocks consisting of 100,000 Shares (each block of Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). Except when aggregated in Creation Units, the Shares are not redeemable securities of a Fund.

Individual Shares of a Fund may only be purchased and sold in secondary market transactions through brokers. Shares of each Fund are listed for trading on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange") and because Shares will trade at market prices rather than NAV, Shares of a Fund may trade at a price greater than or less than NAV.

Tax Information

Dividends paid by the Funds that are properly designated as exempt-interest dividends will not be subject to federal income tax. PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio intend to invest their assets in a manner such that a significant portion of their dividend distributions to shareholders will generally be exempt from federal income taxes (interest paid on municipal securities, however, may be subject to the AMT in the hands of corporate shareholders).

Distributions from the Funds' net investment income (other than net tax-exempt income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

48

Additional Information About the Funds' Strategies and Risks

Principal Investment Strategies

Additional information about each Fund's Underlying Index construction is set forth below.

Ryan/Mergent 1-30 Year Treasury Laddered Index

The Underlying Index for the PowerShares 1-30 Laddered Treasury Portfolio is an equally weighted index of approximately 30 distinct issues with annual maturities from one to 30 years. A February maturity is selected for each annual maturity. If more than one February issue is available, the most liquid issue will be selected based upon market conditions. If no February maturity exists, then the most liquid issue closest to that February maturity will be selected with a maximum deviation of six months. Currently, there are no bonds for the years 2032 through 2035. The Underlying Index will overweight the issues in 2031 and 2036 to create average 2032, 2033, 2034 and 2035 maturities. In time, as new U.S. Treasury auctions produce bonds for those four years, they will be entered into the Underlying Index and reduce the overweighting in years 2031 and 2036. With that exception, all other issues will be equally weighted. As a bond matures, its proceeds will be reinvested in a 30-year maturity bond so that there will be a continuous maturity "laddered" portfolio of approximately 30 securities. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

BofA Merrill Lynch Build America Bond Index

The Underlying Index for the PowerShares Build America Bond Portfolio is designed to track the performance of U.S. dollar-denominated investment grade taxable municipal debt publicly issued under the Build America Bond program by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Company, Inc. ("S&P"), and Fitch Ratings, Inc. ("Fitch")), at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 million. In addition, qualifying securities must be "direct pay" (i.e., a direct federal subsidy is paid to the issuer). The call date on which a pre-refunded bond will be redeemed is used for purposes of determining qualification with respect to final maturity requirements. Rule 144A securities and original issue zero coupon bonds qualify for inclusion in the Underlying Index. Securities in default are excluded from the Underlying Index. Securities that are included in the Underlying Index are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month SIFMA Municipal Swap Index yield, until the end of the month at which point all cash is removed from the Underlying Index. Accrued interest is calculated assuming next day settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until

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the month-end rebalancing at which point they are removed from the Underlying Index. Valuation data regarding the Underlying Index is available via Bloomberg L.P.

DB Emerging Market USD Liquid Balanced Index

The Underlying Index for the PowerShares Emerging Markets Sovereign Debt Portfolio is constructed in two phases.

The first phase establishes a broad "Underlying Index Membership," which represents all of the bonds eligible for inclusion in the Underlying Index. This list is constructed by first establishing a list of eligible countries, which is done on an annual basis by the Index Provider based on ratings, size, liquidity and other considerations. Once the list of countries is set, the "Underlying Index Membership" is generated by applying the criteria described below to all outstanding bonds.

The second phase of the construction process seeks to both optimize potential performance and liquidity, while limiting turnover within the Underlying Index constituents. This is done by setting a target of 25 bonds (subject to annual review) and selecting the bonds from the "Underlying Index Membership" according to the following criteria:

(1) Each emerging market country with at least one eligible security will be included in the Underlying Index;

(2) Each eligible emerging market country included will be given an equal weighting in the Underlying Index on March 1st of each year;

(3) Bonds within each emerging market country are selected on the basis of potential outperformance; and

(4) Within each eligible emerging market country, each bond is given an equal market value weight on March 1 of each year.

The resulting Underlying Index Membership consists of zero to three bonds from each eligible emerging market country. The Underlying Index Membership is generated and market values are distributed based on strictly pre-defined rules to balance exposure among all bonds and limit turnover within each eligible emerging market country on a quarterly basis, three business days before June 1, September 1 and December 1 of each year. Market values are only reset between the eligible emerging market countries in the Underlying Index annually.

Each issuer must satisfy all of the following criteria at the time of issuer selection:

(1) It must be from one of the following emerging market countries: Argentina, Bulgaria, Brazil, Chile, China, Colombia, El Salvador, Hungary, Indonesia, Korea, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Qatar, Russia, South Africa, Turkey, Ukraine, Uruguay, Vietnam and Venezuela. The list of eligible countries is subject to change on an annual basis three business days before March 1.

(2) It may not be rated "AA+" or better by two or more of S&P, Moody's and Fitch at the time of annual rebalancing.

(3) It must offer at least one eligible bond to enter the Underlying Index. An eligible bond must satisfy all the following criteria at the time of selection:

–  Issued in U.S. dollars

–  Must be sovereign bond

–  More than three years remain to maturity at the time of selection

–  Outstanding amount of $500 million or greater

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–  Fixed coupon bond

–  Must not be a Brady Bond, restructured bond, bond in default, floating bond, sinking bond, callable bond or putable bond.

If an indexed bond defaults during a year, the issuer of the bond is removed from the list of eligible issuers at the end of that rebalancing quarter and will not be eligible to rejoin the Underlying Index until the next annual issuer selection. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Wells Fargo® High Yield Bond Index

The Underlying Index for the PowerShares High Yield Corporate Bond Portfolio is composed exclusively of bonds with below investment grade ratings. The Underlying Index is composed of the largest issuers in terms of market capitalization (up to 50), that satisfy the criteria summarized below:

–  Securities must be disseminated on the Trade Reporting and Compliance Engine ("TRACE"), as set forth below.

–  Securities must have a minimum of five years to maturity.

–  Securities must maintain a minimum par value of $500 million outstanding.

–  Securities must be U.S. dollar-denominated.

–  Securities must be rated "below investment grade" by one of Moody's, S&P or Fitch ("below investment grade" means "Ba1" or below by Moody's or "BB+" or below by S&P and Fitch), securities may not be rated investment grade by any one of Moody's, S&P or Fitch and securities may not be rated "D" by any one of Moody's, S&P or Fitch.

–  Securities must not be preferred stock, including trust preferred securities characterized as debt, convertible bonds, municipal securities, sovereign securities, repackaged securities, such as asset-backed or mortgage-backed securities, or securities linked to a security, a basket of securities or an index.

–  Securities having a step-up feature, whether paying interest at a fixed or floating rate, are excluded.

–  Securities must be reflected on the Bloomberg Professional System® as eligible for settlement through the Depository Trust Company ("DTC").

TRACE is the Financial Industry Regulatory Agency ("FINRA") system that requires FINRA members to report secondary market transactions in certain eligible fixed-income securities to FINRA. TRACE disseminates trade data to the public via the Bond Trade Dissemination Service ("BTDS") data feed product. TRACE-eligible securities include all U.S. dollar-denominated debt securities and certain preferred securities considered by FINRA to be debt that are DTC-eligible, investment grade or non-investment grade, issued by domestic and/or foreign private corporations, that are registered with the SEC under the Securities Act of 1933, as amended (the "Securities Act"). Securities that are eligible for sale only to qualified institutional buyers under Rule 144A of the Securities Act or privately placed pursuant to Section 4(2) of the Securities Act are required to be reported to TRACE, but prices are not disseminated through TRACE. For purposes of the Underlying Index, securities whose prices are reported through TRACE but not disseminated are not included in the Underlying Index. Constituent securities must have a minimum TRACE reported average trading volume of 1,000 trading units per trading day over

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the previous calendar quarter. If a qualified security does not have a full calendar quarter of trading history, then the security will be required to have a minimum TRACE reported average trading volume of 1,000 trading units per trading day over the previous 30 trading days. Liquidity of all of the securities in the Underlying Index are tested, and rebalancing occurs on each quarterly rebalancing date.

BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index

The Underlying Index for the PowerShares Insured California Municipal Bond Portfolio is designed to track the performance of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by California or Puerto Rico, or their political subdivisions, in the U.S. domestic market. Qualifying securities must have an unconditional contractual guaranty by an insurance company for any unpaid interest and principal, at least fifteen years remaining term to final maturity, a fixed coupon, a rating of a variable threshold set each month at two notches below the average composite rating of The BofA Merrill Lynch US Insured Bond Municipal Securities Index (ticker "U0D0"); provided, however, that the minimum composite rating requirement will never fall below BBB3 (based on an average of Moody's, S&P and Fitch) and a minimum amount outstanding of $25 million per maturity. Original issue zero coupon bonds, privately issued securities which may be resold only in accordance with Rule 144A of the Securities Act ("144A securities"), taxable municipal securities, securities subject to alternative minimum tax ("AMT") in the hands of non-corporate shareholders, pre-refunded bonds, single and multi-family housing bonds and tobacco bonds are excluded from the Underlying Index. Securities that are Underlying Index constituents are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month one-month Libid rate, the rate bid by banks on Eurocurrency deposits (i.e., the rate at which a bank is willing to borrow from other banks), until the end of the month, at which point all cash is removed from the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing, at which point they are removed from the Underlying Index. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index

The Underlying Index for the PowerShares Insured National Municipal Bond Portfolio is designed to track the performance of U.S. dollar-denominated investment grade, insured, tax-exempt debt publicly issued by a U.S. state, or its political subdivisions, included in the U.S. domestic market. Qualifying securities must have an unconditional contractual guaranty by an insurance company for any unpaid interest and principal, at least 20 years remaining on their term to final maturity, a fixed coupon, a rating of variable threshold set each month at two notches below the average composite rating of The BofA Merrill Lynch US Insured Bond Municipal Securities Index (ticker "U0D0"); provided, however, that the minimum composite rating requirement will never fall below BBB3 (based on an average of Moody's, S&P and Fitch), and a minimum principal amount outstanding of $25 million per maturity ($50 million prior to January 2005). In addition, qualifying securities must be within three years of their original issue date and at least five years from their first call date. Original issue zero coupon bonds, 144A securities, taxable municipal securities, securities subject to AMT in the hands of non-corporate shareholders, pre-refunded

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bonds, single and multi-family housing and tobacco bonds are excluded from the Underlying Index. Securities that are Underlying Index constituents are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month one-month Libid rate, which is the rate bid by banks on Eurocurrency deposits (i.e., the rate at which a bank is willing to borrow from other banks), until the end of the month at which point all cash is removed from the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing, at which point they are removed from the Underlying Index. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index

The Underlying Index for the PowerShares Insured New York Municipal Bond Portfolio is designed to track the performance of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by New York or Puerto Rico, or their political subdivisions, included in the U.S. domestic market. Qualifying securities must have an unconditional contractual guaranty by an insurance company for any unpaid interest and principal, at least fifteen years remaining term to final maturity, a fixed coupon, a rating of a variable threshold set each month at two notches below the average composite rating of The BofA Merrill Lynch US Insured Bond Municipal Securities Index (ticker "U0D0"); provided, however, that the minimum composite rating requirement will never fall below BBB3 (based on an average of Moody's, S&P and Fitch) and a minimum principal amount outstanding of $25 million per maturity ($50 million prior to January 2005). In addition, qualifying securities must be within five years of their original issue date and at least five years from their first call date. Original issue zero coupon bonds, 144A securities, taxable municipal securities, securities subject to AMT in the hands of non-corporate shareholders, pre-refunded bonds, single and multi-family housing bonds and tobacco bonds are excluded from the Underlying Index. Securities that are Underlying Index constituents are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month one-month Libid rate, which is the rate bid by banks on Eurocurrency deposits (i.e., the rate at which a bank is willing to borrow from other banks), until the end of the month, at which point all cash is removed from the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing, at which point they are removed from the Underlying Index. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

BofA Merrill Lynch Core Fixed Rate Preferred Securities Index

The Underlying Index for the PowerShares Preferred Portfolio is comprised of preferred securities meeting the following criteria:

(1) Issued in the U.S. domestic market as a public security or through a Rule 144A filing with a current amount outstanding of at least $100 million;
(2) Issued in $25, $50 or $100 par or liquidation preference increments;

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(3) U.S. dollar-denominated;

(4) Fixed dividend or coupon schedule;

(5) Rated investment grade based on an average of Moody's, S&P and Fitch;

(6) Issuer domiciled in the United States or a foreign country, provided the issuer's country of risk has an investment grade foreign currency long-term sovereign debt rating based on an average of Moody's, S&P and Fitch;

(7) Includes preference shares (perpetual preferred securities), ADS, American Depository Receipts ("ADRs"), fixed-to-floating rate securities that are callable prior to the floating rate period, domestic and Yankee trust preferred securities having a minimum remaining term of at least one year, both dividend received deduction-eligible and non-dividend received deduction-eligible preferred stock, and senior debt; and

(8) Excludes auction market securities, convertibles, floaters, purchase units, purchase contracts, pay-in-kind securities, securities issued by closed-end funds and derivative instruments such as repackaged securities and credit default swaps.

The Underlying Index constituents are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month one-month Libid rate, which is the rate bid by banks on Eurocurrency deposits (i.e., the rate at which a bank is willing to borrow from other banks), until the end of the month at which point all cash is removed from the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing at which point they are removed from the Underlying Index. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

Thompson Municipal Market Data VRDO Index

The Underlying Index for the PowerShares VRDO Tax-Free Weekly Portfolio includes a pool of tax-exempt VRDOs issued by municipalities in the United States on which the yield is reset on a weekly basis. Qualifying securities must: (a) have a minimum amount outstanding of $10 million; (b) reset interest rates on a weekly basis; and (c) be either insured or supported by a letter of credit ("LOC") from a high quality bank, as determined by the Index Provider (credit rating of the bank issuing the LOC must be A or better), and must be rated by at least one credit agency. AMT issues related to non-corporate shareholders, taxable issues and derivatives are excluded from the Underlying Index. The constituents of the Underlying Index are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily. The Underlying Index is rebalanced on the last business day of each calendar quarter. Issues that meet the qualifying criteria are included in the Underlying Index for the following quarter. Issues that no longer meet the qualifying criteria during the course of a quarter remain in the Underlying Index until the next quarter-end rebalancing, at which point they are removed from the Underlying Index. The Underlying Index began operations on October 31, 2007. Valuation data regarding the Underlying Index is available via Thomson Financial Services.

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General Underlying Index Information

For all Funds except the PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, and PowerShares High Yield Corporate Bond Portfolio: For the PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, and PowerShares Preferred Portfolio, the Underlying Index is adjusted monthly. For the PowerShares VRDO Tax-Free Weekly Portfolio, the Underlying Index is adjusted quarterly.

Investment Strategies of the Funds

Each Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the applicable Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the applicable Underlying Index. The Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the applicable Underlying Index to obtain a representative sample of securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as duration, maturity, credit quality, yield and coupon. The Adviser generally expects each Fund to hold less than the total number of securities in the applicable Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve each Fund's investment objective (currently, the PowerShares Build America Bond Portfolio expects to hold approximately 100 to 200 securities out of the 3129 securities in the Underlying Index as of December 31, 2009, the PowerShares Insured California Municipal Bond Portfolio expects to hold approximately 30 to 50 bonds out of the 414 bonds in the Underlying Index, the PowerShares Insured National Municipal Bond Portfolio expects to hold approximately 150 to 250 bonds out of the 1960 bonds in the Underlying Index, the PowerShares Insured New York Municipal Bond Portfolio expects to hold approximately 40 to 60 bonds out of the 194 bonds in the Underlying Index, the PowerShares Preferred Portfolio expects to hold approximately 60 to 100 securities out of the 226 securities in the Underlying Index, and the PowerShares VRDO Tax-Free Weekly Portfolio expects to hold approximately 100 to 200 bonds out of the 2623 bonds in the Underlying Index). The PowerShares Build America Bond Portfolio and PowerShares Preferred Portfolio may sell securities that are represented in the applicable Underlying Index in anticipation of their removal from that Underlying Index, or purchase securities not represented in the applicable Underlying Index in anticipation of their addition to that Underlying Index.

For the PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, and PowerShares High Yield Corporate Bond Portfolio: For the PowerShares Emerging Markets Sovereign Debt Portfolio, the countries in the Underlying Index are re-selected on an annual basis, and the membership list is rebalanced on a quarterly basis. For the PowerShares High Yield Corporate Bond Portfolio, the Underlying Index is adjusted quarterly. Each Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the applicable Underlying Index. The Adviser seeks correlation over time of 0.95 or better between each Fund's performance and the performance of the applicable Underlying Index; a figure of 1.00 would represent perfect correlation. Each Fund generally invests in all of the securities comprising the applicable Underlying Index in proportion to their weightings in that Underlying Index. However, under various circumstances, it may not be possible or practicable to

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purchase all of those securities in those weightings. In those circumstances, each Fund may purchase a sample of securities in the applicable Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the applicable Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking to track the Underlying Index. Each Fund may sell securities that are represented in the applicable Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Prinicipal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Summary Information" section.

Non-Correlation Risk

The return of each Fund may not match the return of its Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Since its Underlying Index is not subject to the diversification requirements to which a Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Index. A Fund may not invest in certain securities included in its Underlying Index due to liquidity constraints. Liquidity constraints may delay a Fund's purchase or sale of securities included in its Underlying Index. For tax efficiency purposes, a Fund may sell certain securities to realize losses, causing it to deviate from its Underlying Index.

A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of its Underlying Index as would be the case if it purchased all of the securities in its Underlying Index with the same weightings as its Underlying Index.

Market Risk

The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the fixed-income securities owned by a Fund would adversely affect the trading price of that Fund's Shares. This "market risk" is usually greater among fixed-income securities with longer maturities or durations. These Funds will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities.

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Fixed-Income Securities Risk

PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Preferred Portfolio and PowerShares Build America Bond Portfolio invest in non-municipal fixed income securities. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Municipal Securities Risk

PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio and PowerShares Build America Bond Portfolio invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since these Funds invest a significant portion of their portfolios in municipal securities, the Funds' portfolios may have greater exposure to liquidity risk than funds that invest in non-municipal securities. The Index Providers for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO

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Tax-Free Weekly Portfolio rely on the bond issuer's prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment.

California Municipal Securities Risk

Because PowerShares Insured California Municipal Bond Portfolio invests a substantial portion of its assets in California municipal securities, the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations.

On November 18, 2009, the Office of the Legislative Analyst ("LAO") released a report entitled "The 2010-11 Budget: California's Fiscal Outlook" ("Report") which forecasted a potential budget deficit of $20.7 billion, consisting of a $6.3 billion projected deficit for 2009-10 and a $14.4 billion deficit for 2010-11. The budget deficit and disruptions in the worldwide credit markets have contributed to serious problems with California's state government cash flows. California has experienced a dramatic downturn in the housing industry and a significant increase in the unemployment rate. The Report stated that "[t]he scale of the deficits is so vast that we know of no way that the Legislature, the governor and voters can avoid making additional, very difficult choices about state priorities." If problems persist with the State's cash flow obligations, it may become difficult for the State to make debt service payments on time. There can be no assurance that there will not be a further decline in economic conditions or that particular California municipal securities in the portfolio of the Fund will not be adversely affected by any such decline.

While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

Puerto Rican Municipal Securities Risk

Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of PowerShares Insured California Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolio's holdings in Puerto Rican municipal obligations. The Puerto Rican economy is reliant on manufacturing, services and tourism and its economy and financial operations parallel the economic cycles of the United States. Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Moreover, natural disasters in Puerto Rico could adversely impact the overall economy of Puerto Rico. Historically, the Puerto Rican economy has benefited from tax incentives contained in the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), that allowed tax credits to U.S. corporations operating in Puerto Rico. However, these incentives were phased out in 2006. This may have adverse effects on the economy of Puerto Rico and, in turn, adversely affect the Puerto Rican municipal bonds held by the Fund. Economic difficulties in the United States and natural disasters in Puerto Rico could adversely impact the overall economy of Puerto Rico.

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New York Municipal Securities Risk

Because the PowerShares Insured New York Municipal Bond Portfolio invests a substantial portion of its assets in New York municipal securities, the Fund will have greater exposure to negative political, economic, regulatory or other factors within the State of New York, including the financial condition of its public authorities and political subdivisions, than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty, it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors, including the outcome of pending litigation including the state or its localities.

Municipal Insurance Risk

A substantial portion of the municipal securities held by PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance) or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

High Yield Securities Risk

PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares High Yield Corporate Bond Portfolio invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely

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payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. Issuers of high yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. Periods of economic downturn or rising interest rates may cause the issuers of high yield securities to experience financial distress, which could adversely impact their ability to make timely payments of principal and interest and increase the possibility of default. The market value and liquidity of high yield securities may be negatively impacted by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a market characterized by a low volume of trading.

Sovereign Debt Risk

PowerShares Emerging Markets Sovereign Debt Portfolio invests in sovereign debt. Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may impair the debtor's ability to service its debts on a timely basis. As a holder of government debt, the Fund may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

Emerging Markets Sovereign Debt Risk

PowerShares Emerging Markets Sovereign Debt Portfolio invests in emerging markets sovereign debt. Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements. As a holder of government debt securities, the Fund may be asked to participate in the restructuring of such obligations and to extend further loans to their issuers. There

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can be no assurance that the securities in which the Fund will invest will not be subject to restructuring arrangements or to requests for additional credit. In addition, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Fund.

Global Bonds Risk

PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares High Yield Corporate Bond Portfolio invest in global bonds. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Foreign Investment Risk

The PowerShares Preferred Portfolio's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Index Tracking Risk

The Adviser seeks correlation over time of 0.95 or better between each Fund's performance and the performance of its Underlying Index; a figure of 1.00 would represent perfect correlation. A Fund's use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index. A Fund's return may not match the return of the Underlying Index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to the Underlying Index and incurs costs in buying

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and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. A Fund's use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions. A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. The need to comply with the diversification and other requirements of the Internal Revenue Code may also impact a Fund's ability to replicate the performance of the Underlying Index.

Tax Risk

There is no guarantee that the Funds' income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Derivatives Risk

Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Many derivative transactions are entered into OTC (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund's counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, a Fund's contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a Fund's derivative positions at any time.

Preferred Securities Risk

There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the PowerShares Preferred Portfolio owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain

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circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Financial Institutions Risk

PowerShares Preferred Portfolio may invest in financial institutions. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution. In addition, certain financial institutions are undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to their regulatory framework. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, including mortgage, asset-backed, auction rate and other markets, thereby causing certain financial institutions to incur large losses. Certain financial institutions have experienced declines in the valuation of their assets and have even ceased operations.

Small and Medium Capitalization Company Risk

PowerShares Preferred Portfolio may invest in small and medium capitalization companies. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Variable Rate Debt Obligations Risk

There may not be an active secondary market with respect to particular variable rate instruments in which the PowerShares VRDO Tax-Free Weekly Portfolio invests, which could make it difficult for the Fund to dispose of a variable rate instrument if the issuer and/or the Remarketing Agent defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Geographic Concentration Risk

The PowerShares Insured California Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolios will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in New York, California and Puerto Rico, as applicable.

Risk of Cash Transactions

Unlike most ETFs, the PowerShares Build America Bond Portfolio expects to effect creations and redemptions for cash, rather than in-kind securities because of the nature of the Fund's underlying investments. As such, investments in Shares may be less tax efficient than an investment in conventional ETF. ETFs generally are able to

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make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund currently intends to effect redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process.

Restricted Securities Risk

Rule 144A securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Risk of Limited Issuance

PowerShares Build America Bond Portfolio invests in Build America Bonds. There is no guarantee that municipalities will continue to take advantage of the Build America Bond program in the future and there can be no assurance that Build America Bonds will be actively traded. Furthermore, under the Act, the ability of municipalities to issue Build America Bonds expires on December 31, 2010. If the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

Additional Investment Strategies

Each Fund may invest its remaining assets in municipal securities not included in its Underlying Index, in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index), and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Funds in seeking performance that corresponds to its Underlying Index and in managing cash flows. Each Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential securities market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day that NYSE is open) for additions and deletions to each Fund's Underlying Indexes to be reflected in the portfolio composition of the Fund.

Each of the policies described herein, excluding the 80% policy for each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, constitutes a non-fundamental policy that may be changed by the Board of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Restrictions and Policies."

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Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Additional Risks of Investing in the Fund

The following provides additional risk information regarding investing in the Funds.

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Shares May Trade at Prices Different than NAV

The NAV of a Fund's Shares generally fluctuates with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund's Underlying Index trading individually or in the aggregate at any point in time.

In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which are typically only bought and sold at closing NAVs, the Funds' Shares are traded throughout the day on a national securities exchange. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind, except PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio which are issued for cash and redeemed principally in-kind and PowerShares Build America Bond Portfolio which is issued and redeemed for cash, in Creation Units at each day's next calculated NAV. For certain Funds, creations and redemptions are generally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet

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fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust, the PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of more than $14.8 billion as of January 31, 2010. The Trust is currently comprised of 34 exchange-traded funds.

Invesco PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Mr. Hubbard receives management assistance from Phil Fang and Jeffrey W. Kernagis. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President and Director of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Hubbard has served as portfolio manager for other PowerShares Funds since 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has

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been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser in 2005, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Philip Fang is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Fang has served as portfolio manager for other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Fang was a portfolio manager and Executive Vice President at Lord Abbett & Co. from 1992 to 2007.

Jeffrey W. Kernagis is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Kernagis has served as portfolio manager for other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Kernagis was a Portfolio Manager at Claymore Securities, Inc. from October 2005 to September 2007. Prior to that, Mr. Kernagis was a Senior Trader at Mid-States Corporate Federal Credit Union from January 2004 to October 2005 and a Vice President of Institutional Futures Sales at ABN Amro, Inc. from March 1994 to February 2003.

The Portfolio Managers may serve as a Portfolio Manager for one or more of the PowerShares ETFs.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Trust.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser's unitary management fee is designed to pay the Funds' expenses and to compensate the Adviser for providing service for the Funds.

A discussion regarding the Board's basis for approving the Investment Advisory Agreement with respect to each Fund (except PowerShares Build America Bond Portfolio) is available in the semi-annual report to shareholders for the period ended April 30, 2009. A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement with respect to PowerShares Build America Bond Portfolio will be available in the semi-annual report to shareholders for the period ending April 30, 2010.

How to Buy and Sell Shares

Most investors will buy and sell Shares of the Funds in the secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay

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some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds' Shares trade on NYSE Arca under the following symbols:

Fund	Symbol
PowerShares 1-30 Laddered Treasury Portfolio	PLW

PowerShares Build America Bond Portfolio	BAB

PowerShares Emerging Markets Sovereign Debt Portfolio	PCY

PowerShares High Yield Corporate Bond Portfolio	PHB

PowerShares Insured California Municipal Bond Portfolio	PWZ

PowerShares Insured National Municipal Bond Portfolio	PZA

PowerShares Insured New York Municipal Bond Portfolio	PZT

PowerShares Preferred Portfolio	PGX

PowerShares VRDO Tax-Free Weekly Portfolio	PVI

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Unit Aggregations.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The approximate value of Shares of each Fund will be disseminated every 15 seconds. With respect to those Funds that invest in foreign securities, as the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. This approximate value should not be viewed as a "real-time" update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Funds do not make any warranty as to the accuracy.

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Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of market timing activities by the Funds' shareholders. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by authorized participants ("APs") and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), such trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Funds' Shares trade at or close to NAV. The Adviser will monitor trades by APs for patterns of or abusive trading and the Funds reserve the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of a Fund, or otherwise not in a Fund's best interests. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes both fixed and variable transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds' Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid monthly for each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

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Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the Exchange, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid monthly for each Fund. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends paid by the Funds that are properly designated as exempt-interest dividends will not be subject to federal income tax. PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio intend to invest their assets in a manner such that a significant portion of their dividend distributions to shareholders will generally be exempt from federal income taxes (interest paid on municipal securities, however, may be subject to the AMT in the hands of corporate shareholders). Depending on a shareholder's state of residence, exempt-interest dividends from interest earned on municipal securities of a state or its political subdivisions may be exempt in the hands of such shareholder from income tax in that state. However, income from municipal securities of states other than the shareholder's state of residence generally will not qualify for tax-free treatment for such shareholder.

Distributions from the Funds' net investment income (other than net tax-exempt income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. In general, non tax-exempt distributions are subject to federal income tax when they are paid, regardless of whether you take them in cash or reinvest them in the applicable Fund. Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

If you lend your Fund Shares pursuant to securities lending or similar arrangements, you may lose the ability to treat Fund dividends (paid while the Shares are held by the borrower) as tax-exempt income. Also, interest on indebtedness incurred by a shareholder to purchase or carry Shares of the Funds will not be deductible for federal income tax purposes. You should consult your financial intermediary or tax adviser before entering into such arrangements.

Exempt-interest dividends from the Funds are taken into account in determining the taxable portion of any Social Security or railroad retirement benefits that you receive.

Distributions in excess of the Funds' current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Any market discount recognized by a Fund on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on

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the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

By law, the Funds may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or Social Security number.

The Funds intend to notify shareholders, generally within 60 days after the close of its taxable year, as to what portion of the Fund's distributions qualify as tax-exempt income, ordinary income and capital gains.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited. Any loss on the sale of Shares held for six months or less may be disallowed to the extent of any exempt interest dividends with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. An AP who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

New York State and City Tax Considerations for PowerShares Insured New York Municipal Bond Portfolio

To the extent that dividends from the Fund are derived from interest on New York and Puerto Rico tax-exempt securities, such dividends will also be exempt from New York State and City income taxes.

Interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, may not be deductible by the investor for State or City income tax purposes.

Shareholders who are New York residents will normally be subject to New York State or City income tax on dividends paid from interest income derived from taxable securities and on distributions of net capital gains. For New York State or City income tax purposes, distributions of net long-term capital gains, if any, are taxable to

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shareholders as long-term capital gains, regardless of how long the shareholder has held the shares of the Fund and regardless of whether the distribution is received in additional shares or in cash. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to New York franchise taxes if received by a corporation doing business in New York, to state taxes in states other than New York and to local taxes.

California State Tax Considerations for PowerShares Insured California Municipal Bond Portfolio

To the extent that dividends from the Fund are derived from interest on California and Puerto Rico tax-exempt securities and certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issues or in certain other obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income taxes.

The portion of dividends constituting exempt-interest dividends is that portion (i) derived from interest on obligations which would be exempt from California tax if held by an individual, and (ii) designated by the Fund as exempt-interest dividends in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year. However, the total amount of dividends paid by the Fund to all of its shareholders with respect to any taxable year that can be treated as exempt-interest dividends for California tax purposes cannot exceed the difference between (i) the amount of interest received by the Fund during such year on obligations which pay interest excludable from California personal income under California law and (ii) the expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends designated by the Fund as exempt-interest dividends for a taxable year exceed the amount that may be treated as exempt-interest dividends for California tax purposes, only that percentage of each dividend distribution equal to the ratio of aggregate exempt-interest dividends to aggregate dividends so designated will be treated as an exempt-interest dividend for California tax purposes.

Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal alternative minimum tax purposes. Because California law does not impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.

Distributions other than exempt-interest dividends to shareholders are includable in income subject to the California alternative minimum tax. For California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Fund and regardless of whether the distribution is received in additional shares or in cash. In addition, unlike federal law, the shareholders of the Fund will not be subject to tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, generally will not be deductible by the investor for state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Internal Revenue Code, a loss realized by a shareholder upon the

72

sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

The foregoing discussion summarizes some of the possible consequences under current federal, state and local tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds' Shares under all applicable tax laws. For more information, please see the SAI section "Taxes."

Distributor

Invesco Aim Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (formerly known as The Bank of New York) ("BNYM") calculates the Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. The portfolio of municipal securities held by each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio is valued by an outside independent pricing service. The pricing service has informed the Trust that in valuing the Fund's portfolio securities it uses both a computerized

73

grid of tax-exempt securities and evaluations by its staff. The Trust's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.

Common stocks and other equity securities are valued at the last sales price that day. Securities regularly traded in an OTC market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. Money market securities maturing in 60 days or less will be valued at amortized cost.

When price quotes are not readily available for other Fund investments, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report for the fiscal year ended October 31, 2009, which is available upon request. PowerShares Build America Bond Portfolio had not commenced operations as of October 31, 2009 and therefore has no financial highlights to report as of such date.

74

PowerShares 1-30 Laddered Treasury Portfolio

	Year Ended October 31,			For the Period October 11, 2007* through October 31,
	2009	2008		2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$26.31	$25.64		$25.21
Net investment income**	0.92	0.99		0.07
Net realized and unrealized gain on investments	1.33	0.79		0.36
TOTAL FROM INVESTMENT OPERATIONS	2.25	1.78		0.43
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.91)	(1.10)		—
Return of capital	(0.07)	(0.01)		—
TOTAL DISTRIBUTIONS	(0.98)	(1.11)		—
NET ASSET VALUE AT END OF PERIOD	$27.58	$26.31		$25.64
SHARE PRICE AT END OF PERIOD***	$27.59	$26.36
NET ASSET VALUE TOTAL RETURN****	8.55%	7.00%		1.71%
SHARE PRICE TOTAL RETURN****	8.38%	6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$66,180	$63,147		$15,384
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.25%	0.25%		0.25	%†
Net investment income	3.22%	3.79%		4.55	%†
Portfolio turnover rate††	1%	0	%(a)	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.04)		$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 1%.

75

PowerShares Emerging Markets Sovereign Debt Portfolio

	Year Ended October 31,		For the Period October 11, 2007* through October 31,
	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$18.09	$25.92	$25.50
Net investment income**	1.58	1.47	0.07
Net realized and unrealized gain (loss) on investments	7.52	(7.81)	0.35
TOTAL FROM INVESTMENT OPERATIONS	9.10	(6.34)	0.42
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(1.57)	(1.48)	—
Return of capital	(0.02)	(0.01)	—
TOTAL DISTRIBUTIONS	(1.59)	(1.49)	—
NET ASSET VALUE AT END OF PERIOD	$25.60	$18.09	$25.92
SHARE PRICE AT END OF PERIOD***	$25.89	$16.69
NET ASSET VALUE TOTAL RETURN****	52.11%	(25.83)%	1.65%
SHARE PRICE TOTAL RETURN****	66.52%	(32.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$419,877	$68,725	$15,552
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.50%	0.50%	0.50	%†
Net investment income	6.89%	5.85%	4.91	%†
Portfolio turnover rate††	13%	48%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$(0.04)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

76

PowerShares High Yield Corporate Bond Portfolio

	Year Ended October 31, 2009	For the Period November 13, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$15.73	$24.84
Net investment income**	1.61	1.78
Net realized and unrealized gain (loss) on investments	1.81	(9.04)
TOTAL FROM INVESTMENT OPERATIONS	3.42	(7.26)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(1.61)	(1.85)
NET ASSET VALUE AT END OF PERIOD	$17.54	$15.73
SHARE PRICE AT END OF PERIOD***	$17.51	$16.10
NET ASSET VALUE TOTAL RETURN****	23.73%	(31.14	)%(a)
SHARE PRICE TOTAL RETURN****	20.39%	(29.63	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$171,936	$15,728
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.50%	0.50	%†
Net investment income	9.93%	9.35	%†
Portfolio turnover rate††	68%	92%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.07	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the Exchange) to October 31, 2008 was (30.64)%. The share price total return from Fund Inception to October 31, 2008 was (30.45)%.

77

PowerShares Insured California Municipal Bond Portfolio

	Year Ended October 31,		For the Period October 11, 2007* through October 31,
	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$21.26	$24.97	$24.90
Net investment income**	1.06	1.03	0.06
Net realized and unrealized gain (loss) on investments	2.26	(3.64)	0.01
TOTAL FROM INVESTMENT OPERATIONS	3.32	(2.61)	0.07
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.02)	—	—
Tax-exempt income	(1.06)	(1.10)	—
TOTAL DISTRIBUTIONS	(1.08)	(1.10)	—
NET ASSET VALUE AT END OF PERIOD	$23.50	$21.26	$24.97
SHARE PRICE AT END OF PERIOD***	$23.48	$21.18
NET ASSET VALUE TOTAL RETURN****	16.06%	(10.82)%	0.28%
SHARE PRICE TOTAL RETURN****	16.38%	(11.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,727	$17,011	$12,487
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after Waivers	0.28%	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%	0.35%	0.35	%†
Net investment income, after Waivers	4.71%	4.42%	3.90	%†
Portfolio turnover rate††	34%	20%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

78

PowerShares Insured National Municipal Bond Portfolio

	Year Ended October 31,			For the Period October 11, 2007* through October 31,
	2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$21.00		$25.05	$24.92
Net investment income**	1.12		1.05	0.06
Net realized and unrealized gain (loss) on investments	2.60		(3.98)	0.07
TOTAL FROM INVESTMENT OPERATIONS	3.72		(2.93)	0.13
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.00	)(a)	0.00 (a)	—
Tax-exempt income	(1.11)		(1.12)	—
TOTAL DISTRIBUTIONS	(1.11)		(1.12)	—
NET ASSET VALUE AT END OF PERIOD	$23.61		$21.00	$25.05
SHARE PRICE AT END OF PERIOD***	$23.56		$21.29
NET ASSET VALUE TOTAL RETURN****	18.22%		(12.13)%	0.52%
SHARE PRICE TOTAL RETURN****	16.35%		(10.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$446,288		$174,317	$12,525
RATIO TO AVERAGE NET ASSETS OF:
Expenses, after Waivers	0.28%		0.28%	0.28	%†
Expenses, prior to Waivers	0.35%		0.35%	0.35	%†
Net investment income, after Waivers	4.97%		4.55%	3.96	%†
Portfolio turnover rate††	25%		63%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)		$(0.04)	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

79

PowerShares Insured New York Municipal Bond Portfolio

	Year Ended October 31,			For the Period October 11, 2007* through October 31,
	2009	2008		2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$21.14	$24.95		$24.84
Net investment income**	1.06	1.02		0.05
Net realized and unrealized gain (loss) on investments	1.80	(3.72)		0.06
TOTAL FROM INVESTMENT OPERATIONS	2.86	(2.70)		0.11
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.02)	(0.00	)(a)	—
Tax-exempt income	(1.04)	(1.11)		—
TOTAL DISTRIBUTIONS	(1.06)	(1.11)		—
NET ASSET VALUE AT END OF PERIOD	$22.94	$21.14		$24.95
SHARE PRICE AT END OF PERIOD***	$22.92	$21.27
NET ASSET VALUE TOTAL RETURN****	13.92%	(11.22)%		0.44%
SHARE PRICE TOTAL RETURN****	13.13%	(10.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,260	$16,908		$14,971
RATIO TO AVERAG.E NET ASSETS OF:
Expenses, after Waivers	0.28%	0.28%		0.28	%†
Expenses, prior to Waivers	0.35%	0.35%		0.35	%†
Net investment income, after Waivers	4.75%	4.38%		3.83	%†
Portfolio turnover rate††	10%	34%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.02)		$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

80

PowerShares Preferred Portfolio

	Year ended October 31, 2009	For the Period January 28, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$12.25	$20.06
Net investment income**	0.98	0.85
Net realized and unrealized gain (loss) on investments	0.89	(7.66)
TOTAL FROM INVESTMENT OPERATIONS	1.87	(6.81)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(1.02)	(0.91)
Return of capital	(0.09)	(0.09)
TOTAL DISTRIBUTIONS	(1.11)	(1.00)
NET ASSET VALUE AT END OF PERIOD	$13.01	$12.25
SHARE PRICE AT END OF PERIOD***	$13.06	$12.62
NET ASSET VALUE TOTAL RETURN****	17.02%	(35.04	)%(a)
SHARE PRICE TOTAL RETURN****	13.88%	(33.14	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$769,925	$191,171
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.50%	0.50	%†
Net investment income	8.26%	7.74	%†
Portfolio turnover rate††	34%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (January 31, 2008, first day trading on the Exchange) to October 31, 2008 was (35.65)%. The share price total return from Fund Inception to October 31, 2008 was (34.67)%.

81

PowerShares VRDO Tax Free Weekly Portfolio

	Year ended October 31, 2009	For the Period November 14, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.03	$25.03
Net investment income**	0.30	0.84
Net realized and unrealized gain (loss) on investments	0.09	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.39	0.82
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.02)	0.00	(a)
Tax-exempt income	(0.40)	(0.82)
TOTAL DISTRIBUTIONS	(0.42)	(0.82)
NET ASSET VALUE AT END OF PERIOD	$25.00	$25.03
SHARE PRICE AT END OF PERIOD***	$25.00	$25.05
NET ASSET VALUE TOTAL RETURN****	1.58%	3.33	%(b)
SHARE PRICE TOTAL RETURN****	1.49%	3.40	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,069,879	$142,670
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.25%	0.25	%†
Net investment income	1.24%	3.71	%†
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount Represents less than $0.005.

(b)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the Exchange) to October 31, 2008 was 3.33%. The share price total return from Inception to October 31, 2008 was 3.40%.

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Index Providers

Mergent® is a registered trademark of Mergent, Inc.; Ryan is a trade name of Ryan Holdings, LLC; and each has been licensed for use by the Adviser. Mergent, Inc., ALM Research Solutions, LLC and Ryan Holdings, LLC, collectively are the Index Provider for PowerShares 1-30 Laddered Treasury Portfolio. The PowerShares 1-30 Laddered Treasury Portfolio is not sponsored, endorsed, sold or promoted by Mergent, ALM or Ryan. Mergent, ALM and Ryan make no representation or warranty, express or implied, to the shareholders of PowerShares 1-30 Laddered Treasury Portfolio or any member of the public regarding the advisability of investing in securities generally, in the Underlying Index particularly or the ability of any data supplied by Mergent, ALM or Ryan to track general stock market performance. Mergent, ALM and Ryan's only relationship to the Adviser is the licensing of certain trademarks and trade names of Mergent, ALM or Ryan, and of the data supplied by Mergent, ALM or Ryan, which is determined, composed and calculated by Mergent, ALM or Ryan without regard to PowerShares 1-30 Laddered Treasury Portfolio or its common shares. Mergent, ALM and Ryan have no obligation to take the needs of PowerShares or the shareholders of PowerShares 1-30 Laddered Treasury Portfolio into consideration when determining, composing or calculating the data supplied by Mergent, ALM or Ryan. Mergent, ALM and Ryan are not responsible for and have not participated in the determination of the prices of the Shares of PowerShares 1-30 Laddered Treasury Portfolio or the timing of the issuance or sale of such shares. Mergent, ALM or Ryan have no obligation or liability in connection with the administration, marketing or trading of PowerShares 1-30 Laddered Treasury Portfolio or its common shares. The PowerShares 1-30 Laddered Treasury Portfolio is entitled to use its Underlying Index pursuant to a sublicensing agreement with the Adviser.

No entity that creates, compiles, sponsors or maintains an Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of a Fund.

Deutsche Bank Securities Inc. ("DB") is the Index Provider for PowerShares Emerging Markets Sovereign Debt Portfolio. DB is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with DB to use the DB Emerging Market USD Liquid Balanced Index. The PowerShares Emerging Markets Sovereign Debt Portfolio is entitled to use the DB Emerging Market USD Liquid Balanced Index pursuant to a sublicensing arrangement with the Adviser.

Wells Fargo & Company and Wells Fargo Securities, LLC (collectively, "Wells Fargo") serve as Index Provider for PowerShares High Yield Corporate Bond Portfolio and own intellectual property rights in the Underlying Index. The Wells Fargo® High Yield Bond Index is a trademark of Wells Fargo & Company and has been licensed for use by the Adviser. The PowerShares High Yield Corporate Bond Portfolio is not sponsored, endorsed, sold or promoted by Wachovia or its affiliates, and Wachovia makes no representation regarding the advisability of investing in PowerShares High Yield Corporate Bond Portfolio. The PowerShares High Yield Corporate Bond Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser. Wachovia has no obligation or liability in connection with the administration, marketing or issuance of the Shares of PowerShares High Yield Corporate Bond Portfolio.

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Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") is the Index Provider for PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares National Insured Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio. Merrill Lynch is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Merrill Lynch to use each Fund's Underlying Index.

Municipal Market Data, a unit of Thomson Financial Services ("Thomson"), is the Index Provider for PowerShares VRDO Tax-Free Weekly Portfolio. Thomson and the Thomson Municipal Market Data VRDO Index are service marks of Thomson and have been licensed for use for certain purposes by the Adviser. The PowerShares VRDO Tax-Free Weekly Portfolio is not sponsored, endorsed, sold or promoted by Thomson or any of its affiliates or subsidiaries. Thomson and Municipal Market Data, as Index Provider, make no representation, express or implied, regarding the advisability of investing in this product. As the Index Provider, Thomson and Municipal Market Data are licensing certain trademarks, the Underlying Index and trade names, which are composed by Thomson and Municipal Market Data without regard to the Underlying Index, this product or any investor. The PowerShares VRDO Tax-Free Weekly Portfolio is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

The Ryan/Mergent 1-30 Year Treasury Laddered Index is a trademark of Ryan/Mergent and has been licensed for use for certain purposes by the Adviser. The New Frontier Global Dynamic Balanced Index, New Frontier Global Dynamic Growth Index and New Frontier Global Dynamic Balanced Growth Index are trademarks of New Frontier Advisors and have been licensed for use for certain purposes by New Frontier Management, LLC, which has sub-licensed the Underlying Indexes for use for certain purposes to the Adviser. The DB Emerging Markets USD Liquid Balanced Index is a trademark of DB and has been licensed for use for certain purposes by the Adviser. The Wells Fargo® High Yield Bond Index is a trademark of Wells Fargo & Company and has been licensed for use for certain purposes by the Adviser.

The BofA Merrill Lynch Build America Bond Index, The BofA Merrill Lynch California Insured Long-Term Core Municipal Securities Index, The BofA Merrill Lynch National Insured Long-Term Core Municipal Securities Index, The BofA Merrill Lynch New York Insured Long-Term Core Municipal Securities Index and The BofA Merrill Lynch Fixed Rate Preferred Securities Index (collectively, the "Underlying Merrill Lynch Indexes") are each a trademark of Merrill Lynch and have been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and its Underlying Index:

Fund	Underlying Index
PowerShares 1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

PowerShares Build America Bond Portfolio	The BofA Merrill Lynch Build America Bond Index

PowerShares Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index

PowerShares High Yield Corporate Bond Portfolio	Wells Fargo® High Yield Bond Index

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Fund	Underlying Index
PowerShares Insured California Municipal Bond Portfolio	The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index

PowerShares Insured National Municipal Bond Portfolio	The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index

PowerShares Insured New York Municipal Bond Portfolio	The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index

PowerShares Preferred Portfolio	The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index

PowerShares VRDO Tax-Free Weekly Portfolio	Thomson Municipal Market Data VRDO Index

The PowerShares 1-30 Laddered Treasury Portfolio is not sponsored, endorsed, sold or promoted by Ryan/Mergent, and Ryan/Mergent does not make any representation regarding the advisability of investing in Shares of PowerShares 1-30 Laddered Treasury Portfolio.

Ryan/Mergent makes no representation or warranty, express or implied, to the owners of Shares of PowerShares 1-30 Laddered Treasury Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares of PowerShares 1-30 Laddered Treasury Portfolio particularly. Ryan/Mergent's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Ryan/Mergent trademarks and trade names of Ryan/Mergent and Ryan/Mergent 1-30 Year Treasury Laddered Index, which is composed by Ryan/Mergent without regard to the Distributor, the Adviser or the Trust. NYSE Arca acts as the exchange on which the Shares are traded.

The Ryan/Mergent 1-30 Year Treasury Laddered Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares of PowerShares 1-30 Laddered Treasury Portfolio. Ryan/Mergent has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares of PowerShares 1-30 Laddered Treasury Portfolio into consideration when determining, composing or calculating the Ryan/Mergent 1-30 Year Treasury Laddered Index. Ryan/Mergent is not responsible for and has not participated in the determination of the prices and amount of Shares of PowerShares 1-30 Laddered Treasury Portfolio or the timing of the issuance or sale of Shares of PowerShares 1-30 Laddered Treasury Portfolio or in the determination of any financial calculations relating thereto. Ryan/Mergent has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares of PowerShares 1-30 Laddered Treasury Portfolio. Ryan/Mergent does not guarantee the accuracy and/or the completeness of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein, and Ryan/Mergent shall have no liability for any errors, omissions, or interruptions therein. Ryan/Mergent makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares of PowerShares 1-30 Laddered Treasury Portfolio, or any other person or entity, from the use of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein. Ryan/Mergent makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein, PowerShares 1-30 Laddered Treasury Portfolio and the Trust or the Shares of PowerShares 1-30 Laddered Treasury Portfolio. Without limiting any of the foregoing, in no event shall Ryan/Mergent have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of

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the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein, PowerShares 1-30 Laddered Treasury Portfolio, the Trust or the Shares of PowerShares 1-30 Laddered Treasury Portfolio, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares 1-30 Laddered Treasury Portfolio, owners of the Shares of PowerShares 1-30 Laddered Treasury Portfolio or any other person or entity from the use of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Ryan/Mergent 1-30 Year Treasury Laddered Index, even if notified of the possibility of such damages.

MERGENT, ALM AND RYAN DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY THEM OR ANY DATA INCLUDED THEREIN. MERGENT, ALM AND RYAN MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY MERGENT, ALM OR RYAN OR ANY DATA INCLUDED THEREIN. MERGENT, ALM AND RYAN MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY MERGENT, ALM OR RYAN OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERGENT, ALM OR RYAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Emerging Markets Sovereign Debt Portfolio is not sponsored, endorsed, sold or promoted by DB, and DB does not make any representation regarding the advisability of investing in Shares of PowerShares Emerging Markets Sovereign Debt Portfolio.

DB makes no representation or warranty, express or implied, to the owners of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares of PowerShares Emerging Markets Sovereign Debt Portfolio particularly. As the Index Provider for PowerShares Emerging Markets Sovereign Debt Portfolio, DB's only relationship to the Distributor, the Adviser or the Trust is through the licensing of certain trademarks and trade names of DB and the DB Emerging Market USD Liquid Balanced Index. NYSE Arca acts as the exchange on which the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio are traded.

The DB Emerging Market USD Liquid Balanced Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio. DB has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio into consideration when determining, composing or calculating the DB 1-30 Year Treasury Laddered Index. DB is not responsible for and has not participated in the determination of the prices and

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amount of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio or the timing of the issuance or sale of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio or in the determination of any financial calculations relating thereto. DB has no obligation or liability in connection with the administration of the Trust or marketing of the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio. DB does not guarantee the accuracy and/or the completeness of the DB Emerging Market USD Liquid Balanced Index or any data included therein, and DB shall have no liability for any errors, omissions, or interruptions therein. DB makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares of PowerShares Emerging Markets Sovereign Debt Portfolio, or any other person or entity, from the use of the DB Emerging Market USD Liquid Balanced Index or any data included therein. DB makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the DB Emerging Market USD Liquid Balanced Index or any data included therein, PowerShares Emerging Markets Sovereign Debt Portfolio, the Trust or the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio. Without limiting any of the foregoing, in no event shall DB have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Ryan/Mergent 1-30 Year Treasury Laddered Index or any data included therein, PowerShares Emerging Markets Sovereign Debt Portfolio, the Trust or the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the DB Emerging Market USD Liquid Balanced Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares Emerging Markets Sovereign Debt Portfolio, owners of the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio or any other person or entity from the use of the DB Emerging Market USD Liquid Balanced Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the DB Emerging Market USD Liquid Balanced Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the DB Emerging Market USD Liquid Balanced Index, even if notified of the possibility of such damages.

"Deutsche Bank" and "DB Emerging Market USD Liquid Balanced IndexSM" are reprinted with permission. ©Copyright 2007 Deutsche Bank AG. All rights reserved. "Deutsche Bank" and DB Emerging Market USD Liquid Balanced IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by the Adviser. The PowerShares Emerging Markets Sovereign Debt Portfolio is not sponsored, endorsed, sold or promoted by Deutsche Bank AG or any of its affiliates of subsidiaries. Deutsche Bank AG and Deutsche Bank Securities Inc., as Index Provider, make no representation, express or implied, regarding the advisability of investing in this product. As the Index Provider, Deutsche Bank AG and Deutsche Bank Securities Inc. are licensing certain trademarks, the underlying Index and trade names which are composed by Deutsche Bank AG and Deutsche Bank Securities Inc. without regard to this Index, this product or any investor.

The PowerShares Emerging Markets Sovereign Debt Portfolio is not sponsored, endorsed, sold or promoted by Deutsche Bank AG or any subsidiary or affiliate of Deutsche Bank AG, including Deutsche Bank Securities Inc. The Deutsche Bank DB

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Emerging Market USD Liquid Balanced Index is the exclusive property of Deutsche Bank AG. "Deutsche Bank" and "DB Emerging Market USD Liquid Balanced Index" are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by the Adviser. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Emerging Market USD Liquid Balanced Index makes any representation or warranty, express or implied, concerning the DB Emerging Market USD Liquid Balanced Index, PowerShares Emerging Markets Sovereign Debt Portfolio or the advisability of investing in securities generally. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Emerging Market USD Liquid Balanced Index has any obligation to take the needs of PowerShares Emerging Markets Sovereign Debt Portfolio, the Adviser, or its clients into consideration when determining, composing or calculating the DB Emerging Market USD Liquid Balanced Index. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Emerging Market USD Liquid Balanced Index is responsible for or has participated in the determination of the timing of, prices at, quantities or valuation of the Fund. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Emerging Market USD Liquid Balanced Index has any obligation or liability in connection with the administration, marketing or trading of PowerShares Emerging Markets Sovereign Debt Portfolio.

NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB EMERGING MARKET USD LIQUID BALANCED INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE DB EMERGING MARKET USD LIQUID BALANCED INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB EMERGING MARKET USD LIQUID BALANCED INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO FROM THE USE OF THE DB EMERGING MARKET USD LIQUID BALANCED INDEX OR ANY DATA INCLUDED THEREIN. NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB EMERGING MARKET USD LIQUID BALANCED INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DB EMERGING MARKET USD LIQUID BALANCED INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB EMERGING MARKET USD LIQUID BALANCED INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DEUTSCHE BANK AG AND THE ADVISER.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Deutsche Bank trade name, trademark or service mark to

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sponsor, endorse, market or promote this product without first contacting Deutsche Bank to determine whether Deutsche Bank's permission is required. Under no circumstances may any person or entity claim any affiliation with Deutsche Bank without the written permission of Deutsche Bank.

The PowerShares High Yield Corporate Bond Portfolio is not sponsored, endorsed, sold or promoted by Wells Fargo and Wells Fargo does not make any representation regarding the advisability of investing in Shares of PowerShares High Yield Corporate Bond Portfolio.

Wells Fargo makes no representation or warranty, express or implied, to the owners of Shares of PowerShares High Yield Corporate Bond Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares of PowerShares High Yield Corporate Bond Portfolio particularly. Wells Fargo's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Wells Fargo trademarks and trade names of Wells Fargo and Wells Fargo® High Yield Bond Index, which is composed by Wells Fargo without regard to the Distributor. NYSE Arca acts as the exchange on which the Shares of PowerShares High Yield Corporate Bond Portfolio are traded.

The Wells Fargo® High Yield Bond Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. Wells Fargo has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares of PowerShares High Yield Corporate Bond Portfolio into consideration in determining, composing or calculating the Wells Fargo® High Yield Bond Index. Wells Fargo is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Wells Fargo has no obligation or liability in connection with the administration of the Trust or marketing of the Shares of PowerShares High Yield Corporate Bond Portfolio. Wells Fargo does not guarantee the accuracy and/or the completeness of the Wells Fargo® High Yield Bond Index or any data included therein, and Wells Fargo shall have no liability for any errors, omissions, or interruptions therein. Wells Fargo makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares of PowerShares High Yield Corporate Bond Portfolio, or any other person or entity, from the use of the Wells Fargo® High Yield Bond Index or any data included therein. Wells Fargo makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wells Fargo® High Yield Bond Index or any data included therein, PowerShares High Yield Corporate Bond Portfolio, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Wells Fargo have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Wells Fargo® High Yield Bond Index or any data included therein, PowerShares High Yield Corporate Bond Portfolio, the Trust or the Shares of PowerShares High Yield Corporate Bond Portfolio, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Wells Fargo® High Yield Bond Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares High Yield Corporate Bond Portfolio, owners of the Shares of PowerShares High Yield Corporate Bond Portfolio or any other person or entity from the use of the Wells Fargo® High Yield Bond Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wells Fargo® High Yield Bond Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any

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special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Wells Fargo® High Yield Bond Index, even if notified of the possibility of such damages.

PowerShares High Yield Corporate Bond Portfolio is not sponsored, endorsed, sold or promoted by Wells Fargo. Wells Fargo makes no representation or warranty, express or implied, to Fund investors or any member of the public regarding the advisability of investing in securities generally or in PowerShares High Yield Corporate Bond Portfolio particularly or the ability of any data supplied by Wells Fargo to track high yield bond or other securities' performance. Wells Fargo's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo without regard to the Fund or the Shares of PowerShares High Yield Corporate Bond Portfolio. Wells Fargo has no obligation to take the needs of PowerShares High Yield Corporate Bond Portfolio into consideration when determining, composing or calculating the Wells Fargo® High Yield Bond Index. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of PowerShares High Yield Corporate Bond Portfolio. WELLS FARGO DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WELLS FARGO HIGH YIELD BOND INDEX (THE "WELLS FARGO INDEX") OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. WELLS FARGO MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY INVESTORS OR ANY OTHER PERSON FROM THE USE OF THE WELLS FARGO INDEX OR POWERSHARES HIGH YIELD CORPORATE BOND PORTFOLIO THAT REFERENCE THE WELLS FARGO HIGH YIELD BOND INDEX. WELLS FARGO DISCLAIMS ALL WARRANTIES, EXPRESS, IMPLIED OR STATUTORY, INCLUDING WITHOUT LIMITATION THE IMPLIED WARRANTIES OF TITLE, MERCHANTABILITY, FITNESS FOR A PARTICULAR PURPOSE AND NONINFRINGEMENT. IN NO EVENT SHALL WELLS FARGO HAVE ANY LIABILITY FOR ANY CONSEQUENTIAL, INCIDENTAL OR SPECIAL DAMAGES OR LOST PROFITS ARISING OUT OF OR IN CONNECTION WITH THE USE OF THE WELLS FARGO HIGH YIELD BOND INDEX OR ANY DATA CONTAINED THEREIN.

Wells Fargo may provide services to the issuers of the securities included in the Wells Fargo® High Yield Bond Index and may trade, as principal for its own account or on behalf of its customers, constituent securities comprising the Wells Fargo® High Yield Bond Index. Wells Fargo may serve as authorized participant to PowerShares High Yield Corporate Bond Portfolio. Wells Fargo may structure products based on the Wells Fargo® High Yield Bond Index, including mutual funds, which may impact the market value of the Wells Fargo® High Yield Bond Index as well as the value of the securities comprising the Wells Fargo® High Yield Bond Index. Wells Fargo earns fees tied to the assets indexed or benchmarked to the Wells Fargo® High Yield Bond Index. Accordingly, Wells Fargo has an incentive to recommend products and services linked to the Wells Fargo® High Yield Bond Index to its customers.

Any use, reproduction, distribution, publication, revision or display of the Wells Fargo Index requires a license from Wells Fargo.

WELLS FARGO DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY THEM OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF POWERSHARES HIGH YIELD CORPORATE BOND PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE WELLS FARGO HIGH YIELD BOND INDEX OR THE USE OF THE DATA SUPPLIED BY WELLS FARGO OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO

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EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMs ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY WELLS FARGO OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WELLS FARGO HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Bloomberg L.P. is not affiliated with the Adviser or Wells Fargo and does not approve, endorse, review or recommend Wells Fargo, the Adviser or PowerShares High Yield Corporate Bond Portfolio.

The PowerShares High Yield Corporate Bond Portfolio is based on the Wells Fargo® High Yield Bond Index, and the value of such Wells Fargo® High Yield Bond Index is derived from sources deemed reliable, but Bloomberg L.P., its affiliates and its suppliers do not guarantee the correctness or completeness of Wells Fargo® High Yield Bond Index, their values or other information furnished in connection with Wells Fargo® High Yield Bond Index. Bloomberg L.P. and its affiliates make no warranty, express or implied, as to results to be obtained by the Adviser, Wells Fargo, or any of their customers, PowerShares High Yield Corporate Bond Portfolio, or any other person or entity from the use of PowerShares High Yield Corporate Bond Portfolio, Wells Fargo® High Yield Bond Index or any data or values included therein or in connection therewith. Bloomberg L.P. and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to PowerShares High Yield Corporate Bond Portfolio, Wells Fargo® High Yield Bond Index or any data or values included therewith; and Bloomberg L.P. and its affiliates and their partners, its employees, subcontractors, agents, suppliers and vendors shall have no liability or responsibility, contingent or otherwise, for any injury or damages, whether caused by the negligence of Bloomberg L.P., its affiliates and its and their partners, employees, subcontractors, agents, suppliers or vendors or otherwise, arising in connection with PowerShares High Yield Corporate Bond Portfolio, Wells Fargo® High Yield Bond Index or any data or values included therein or in connection therewith and shall not be liable for any lost profits, losses, punitive, incidental or consequential damages. Bloomberg L.P., its affiliates and its and their partners, employees, subcontractors, agents, suppliers or vendors shall not be responsible for or have any liability for any injuries or damages caused by errors, inaccuracies, omissions or any other failure in, or delays or interruptions of PowerShares High Yield Corporate Bond Portfolio, Wells Fargo® High Yield Bond Index or any data or values included therein or in connection therewith, from whatever cause. Bloomberg L.P., its affiliates and its and their partners, employees, subcontractors, agents, suppliers or vendors are not responsible for the selection of or use of Wells Fargo® High Yield Bond Index or any data or values included therein or in connection therewith, the accuracy and adequacy of PowerShares High Yield Corporate Bond Portfolio, Wells Fargo® High Yield Bond Index or any data or values included therein or in connection therewith or information used by the Adviser or Wells Fargo and the resultant output thereof.

The BofA Merrill Lynch Build America Bond Index, The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch NewYork Insured Long-Term Core Plus Municipal Securities Index and The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (collectively, the "Underlying Merrill Lynch Indexes") are not sponsored, endorsed, sold or promoted by Merrill Lynch and Merrill Lynch does not make any representation regarding the advisability of investing in Shares of such Funds.

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There is no relationship between Merrill Lynch and the Distributor, the Adviser or the Trust other than a license by Merrill Lynch to the Adviser of certain marks, trademarks and tradenames and the Underlying Merrill Lynch Indexes, for use by the Adviser. Such trademarks, tradenames and Underlying Indexes have been created and developed by Merrill Lynch without regard to the Distributor, Adviser, the Trust, their businesses, the Underlying Indexes and/or any prospective investor.

"Merrill Lynch," "The BofA Merrill Lynch Build America Bond Index," "The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index" and "The BofA Merrill Lynch Fixed Rate Preferred Securities IndexSM" are reprinted with permission. ©Copyright 2007 Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved. "Merrill Lynch," "The BofA Merrill Lynch Build America Bond Index," "The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index" and "The BofA Merrill Lynch Core Fixed Rate Preferred Securities IndexSM" are service marks of Merrill Lynch and have been licensed for use for certain purposes by the Adviser. PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio are based on The BofA Merrill Lynch Build America Bond Index, The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index and The BofA Merrill Lynch Core Fixed Rate Preferred Securities IndexSM, respectively, and are not sponsored, endorsed, sold or promoted by Merrill Lynch. Merrill Lynch, as Index Provider for PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Long-Term Core Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio, makes no representation, express or implied, regarding the advisability of investing in PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or the Underlying Merrill Lynch Indexes and does not guarantee the quality, accuracy or completeness of the Underlying Merrill Lynch Indexes or any Index-related data included herein or derived therefrom and assumes no liability in connection with their use. As the Index Provider, Merrill Lynch is licensing certain trademarks, the Underlying Indexes and trade names, which are composed by Merrill Lynch without regard to PowerShares, the Trust, PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or any investor.

The PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio (and their Shares) are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes. The Underlying Merrill Lynch Indexes are the exclusive property of Merrill Lynch. "The BofA Merrill Lynch Build America Bond Index," "The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index," "The BofA

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Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index" and "The BofA Merrill Lynch Core Fixed Rate Preferred Securities IndexSM" are service marks of Merrill Lynch and have been licensed for use for certain purposes by the Adviser. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes makes any representation or warranty, express or implied, to the owners of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio or PowerShares Preferred Portfolio particularly or the ability of the Underlying Merrill Lynch Indexes to track the corresponding market performance. Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and of the Underlying Merrill Lynch Indexes, which are determined, composed and calculated by Merrill Lynch without regard to the Adviser, the sponsor of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio or PowerShares Preferred Portfolio or the owners of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolio or PowerShares Preferred Portfolio. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes is responsible for or has participated in the determination of the timing of, prices at or quantities of the Shares of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio or PowerShares Insured National Municipal Bond Portfolio or PowerShares Insured New York Municipal Bond Portfolio or PowerShares Preferred Portfolio to be issued or in the determination or calculation of the equation by which Shares in PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio or PowerShares Preferred Portfolio are to be redeemable for cash. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes has any obligation or liability in connection with the administration, marketing or trading of PowerShares Underlying Merrill Lynch Indexes.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY INVESCO POWERSHARES CAPITAL MANAGEMENT LLC, POWERSHARES EXCHANGE-TRADED FUND TRUST II, OWNERS OF POWERSHARES BUILD AMERICA BOND PORTFOLIO, POWERSHARES INSURED CALIFORNIA MUNICIPAL BOND PORTFOLIO, POWERSHARES

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INSURED NATIONAL MUNICIPAL BOND PORTFOLIO, POWERSHARES INSURED NEW YORK MUNICIPAL BOND PORTFOLIO OR POWERSHARES PREFERRED PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND INVESCO POWERSHARES CAPITAL MANAGEMENT LLC.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote these products without first contacting Merrill Lynch to determine whether Merrill Lynch's permission is required. Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

The PowerShares VRDO Tax-Free Weekly Portfolio is not sponsored, endorsed, sold or promoted by Thomson or any subsidiary or affiliate of Thomson, including Municipal Market Data. The Thomson Municipal Market Data VRDO Index is the exclusive property of Thomson. "Thomson" and "Municipal Market Data" are service marks of Thomson and have been licensed for use for certain purposes by the Adviser. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Thomson Municipal Market Data VRDO Index makes any representation or warranty, express or implied, concerning the Thomson Municipal Market Data VRDO Index, PowerShares VRDO Tax-Free Weekly Portfolio or the advisability of investing in securities generally. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Thomson Municipal Market Data VRDO Index has any obligation to take the needs of PowerShares VRDO Tax-Free Weekly Portfolio, the Adviser or its clients into consideration when determining, composing or calculating the Thomson Municipal Market Data VRDO Index. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Thomson Municipal Market Data VRDO Index is responsible for or has participated in the determination of the timing of, prices at, quantities or valuation of PowerShares VRDO Tax-Free Weekly Portfolio. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Thomson Municipal Market Data VRDO Index has any obligation or liability in connection with the administration, marketing or trading of PowerShares VRDO Tax-Free Weekly Portfolio.

NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX OR ANY DATA INCLUDED THEREIN AND SHALL

94

HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY POWERSHARES VRDO TAX-FREE WEEKLY PORTFOLIO FROM THE USE OF THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES, Of MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THOMSON, ANY AFFILIATE OF THOMSON OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE THOMSON MUNICIPAL MARKET DATA VRDO INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THOMSON AND THE ADVISER, POWERSHARES VRDO TAX-FREE WEEKLY PORTFOLIO OR THE DISTRIBUTOR.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Thomson trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Thomson to determine whether Thomson's permission is required. Under no circumstances may any person or entity claim any affiliation with Thomson without the written permission of Thomson.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.InvescoPowerShares.com.

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Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund.

Continuous Offering

The method by which Creation Unit Aggregations of Fund's Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For More Information

For more detailed information on the Trust, the Funds and the Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders, as applicable. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. If you have questions about the Funds, Shares or you wish to obtain the SAI or Annual and/or Semi-Annual Report, when available, free of charge, or to make Shareholder inquiries, please:

Call:  Invesco Aim Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust II
c/o Invesco Aim Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21977.

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PowerShares Exchange-Traded Fund Trust II
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-9

PowerShares Exchange-Traded
Fund Trust II

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
(NYSE Arca, Inc. – PAO)

PowerShares Autonomic Balanced NFA Global Asset Portfolio
(NYSE Arca, Inc. – PCA)

PowerShares Autonomic Growth NFA Global Asset Portfolio
(NYSE Arca, Inc. – PTO)

February 26, 2010

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares of the Funds ("Shares") are not guaranteed or insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. Shares of the Funds involve investment risks, including the loss of principal.

3	Summary Information

3	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

12	PowerShares Autonomic Balanced NFA Global Asset Portfolio

21	PowerShares Autonomic Growth NFA Global Asset Portfolio

30	Summary Information About Purchases, Sales and Taxes

31	Underlying ETFs

37	Risks of Underlying ETFs

47	Additional Information About the Funds' Strategies and Risks

51	Tax-Advantaged Structure of ETFs

51	Portfolio Holdings

51	Management of the Funds

52	How to Buy and Sell Shares

54	Frequent Purchases and Redemptions of Fund Shares

54	Dividends, Distributions and Taxes

56	Distributor

57	Net Asset Value

57	Fund Service Providers

58	Financial Highlights

62	Index Provider

62	Disclaimers

66	Premium/Discount Information

66	Other Information

2

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Balanced Growth IndexTM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses(1)	0.38%
Total Annual Fund Operating Expenses	0.64%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$65	$205	$357	$798

(1)  Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The actual Acquired Fund expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Acquired Funds for each Acquired Fund's most recent fiscal period.

3

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities of funds included in the Underlying Index. The Fund is a "fund of funds," as it invests its assets in the securities of funds included in the Underlying Index, which includes underlying funds rather than individual securities. The funds included in the Underlying Index are exchange-traded funds ("ETFs") advised by Invesco PowerShares Capital Management LLC (the "Adviser") or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities (collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by New Frontier Advisors, LLC ("New Frontier Advisors" or the "Index Provider"). The Index Provider uses a proprietary methodology to select Underlying ETFs covering a combination of asset classes designed to maximize long-term returns for a given level of risk. The Underlying Index utilizes the Index Provider's proprietary and patented Resampled EfficiencyTM optimization process to create an optimal combination of Underlying ETFs to maximize long-term returns based on a growth risk profile targeting approximately 75% equities and 25% fixed-income. The 75% equity target consists of Underlying ETFs whose underlying securities are U.S. equities, non-U.S. equities and real estate investment trusts ("REITs"). The 25% fixed-income target consists of Underlying ETFs whose underlying securities are fixed-income instruments. For purposes of determining the 75% equity and 25% fixed-income targets, the Index Provider may classify Underlying ETFs that invest in commodities, futures and currency as either fixed-income or equities depending on the risk and return characteristics of the Underlying ETF. As of December 31, 2009, the Underlying Index included 35 Underlying ETFs.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Fund of Funds Risk. The Fund pursues its investment objective by investing its assets in the Underlying ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund's investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees of the Underlying ETFs in which it invests. There is a risk that the Index Provider's evaluations and assumptions regarding the broad asset classes

4

represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain of the segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of favor and underperform other segments.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Market Risk. The value of the instruments in which an Underlying ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Market Trading Risk. The value of the Fund's Shares will decline generally in correlation with any decline in value of the Underlying ETFs.

Non-Correlation Risk. An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur costs in buying and selling securities, and incur operating expenses not applicable to its underlying index. In addition, legal restrictions (such as tax diversification requirements that apply to the Underlying ETF but not to its underlying index) may result in differences between the Underlying ETF's portfolio and its underlying index. Furthermore, an Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses.

Replication Management Risk. The Underlying ETFs are not "actively" managed and do not seek returns in excess of their underlying indexes. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its underlying index.

Sampling Risk. Certain Underlying ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the Underlying ETF may result in a greater decline in net asset value ("NAV") than would be the case if the Underlying ETF held all of the securities in the Underlying Index.

Non-Diversified Fund Risk. In addition, certain Underlying ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Equity Securities Risk. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Fixed-Income Securities Risk. The prices of most fixed-income securities tend to fall as interest rates rise. In addition, the issuer of a fixed-income security may be unable to make interest payments and/or repay the principal on its debt.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates.

Zero Coupon Securities Risk. Interest earned on zero coupon securities is automatically compounded and paid out at maturity. Zero coupon securities are subject to substantially greater market price fluctuations during periods of

5

changing prevailing interest rates than are comparable debt securities that make current distributions of interest.

Mortgage-Backed Securities Risk. Mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors.

Global Bond Risk. Global bonds are subject to credit risk, market risk, interest rate risk and liquidity risk. In addition, they may be subject to risks beyond those associated with investments in U.S. securities. Such risks include greater market volatility, less reliable financial information, higher transaction costs, taxation by foreign governments, decreased market liquidity and political instability.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Large Capitalization Company Risk. Returns of large capitalization companies could trail returns on investments of smaller companies.

Micro Capitalization Company Risk. Micro capitalization companies tend to have less predictable earnings and revenues, and their shares tend to trade less frequently than larger capitalization companies. As a result, Micro capitalization stocks involve substantially greater risks of loss and price fluctuations.

Value Investing Style Risk. Certain Underlying ETFs emphasize a "value" style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that returns on "value" equity securities are less than returns on other styles of investing or the overall stock market.

Growth Investing Style Risk. Certain Underlying ETFs emphasize a "growth" style of investing. The market values of such securities may be more volatile than other types of investments.

Foreign and Emerging Market Securities Risk. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign and emerging market securities. Foreign and emerging market securities may have relatively low market liquidity, less publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice compared to those applicable to domestic issuers. Foreign and emerging market securities are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign and emerging market securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date.

6

An Underlying ETF is likely to have to replace such called security with a lower yielding security which would decrease the Underlying ETF's net investment income.

Sovereign Debt Risk. Investments in sovereign debt securities involve the risk that the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest due to the extent of its foreign reserves, cash flow problems, political considerations, the relative size of the debt service burden to the economy as a whole or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payment of principal or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor.

Emerging Market Sovereign Debt Risk. Historically, certain government issuers in emerging markets have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. There can be no assurance that the securities in which an Underlying ETF invests will not be subject to restructuring arrangements or to requests for additional credit.

Licensing, Custody and Settlement Risk. Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. An Underlying ETF may be prevented from investing in all of the securities of its underlying index while such approval is pending. In addition, in certain countries there may be legal restrictions or limitations on the ability of an Underlying ETF to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Moreover, settlement systems in emerging markets may be less well organized than in developed markets, resulting in the risk that settlements may be delayed and that cash or securities of an Underlying ETF may be in jeopardy because of failures of or defects in the system.

Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying ETF does not price its shares, the value of the securities in the Underlying ETF's portfolio may change on days when shareholders, such as the Funds, will not be able to purchase or sell the Underlying ETF's shares.

Real Estate Securities Risk. Certain Underlying ETFs will concentrate their investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the investments of those Underlying ETFs. In addition, investing in real estate securities may subject the Underlying ETFs to risks associated with the direct ownership of real estate, such as overbuilding, decreases in real estate values, increases in operating expenses and property taxes, and other risks. Moreover, real estate securities are dependant upon specialized management skills, have limited diversification and are subject to heavy cash flow dependency and defaults by borrowers.

7

Commodities Risk. Certain Underlying ETFs have investment exposure to the commodities markets, which may subject them to greater volatility than investments in stocks and bonds. Prices of commodities may be affected by factors such as forces of nature, supply and demand disruptions in major producing or consuming regions, regulatory developments (including embargoes and tariffs), war, changes in interest or inflation rates and other factors.

Industry Risk. Certain Underlying ETFs may hold investments that are concentrated within any one industry or group of related industries. Factors adversely affecting the performance of such industry will disproportionately impact the Underlying ETF's NAV. These detrimental factors may include additional governmental regulation, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.

Technology Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the technology sector. The market value of such securities can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

Healthcare Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the healthcare sector. The market value of such securities can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

Financial Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the financial sector. The market value of such securities can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Consumer Discretionary Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. In addition, these companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, labor relations and changes in consumer spending.

Industrials Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, environmental damage claims, commodity price volatility, changes in interest rates, imposition of import controls, increased competition, depletion of resources, technology developments, labor relations, world events and economic conditions.

Risks of Investing in Asia Pacific Companies. The level of development of the economies of countries in the Asia Pacific region varies greatly and certain

8

economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. Furthermore, the economies of countries in the region are largely intertwined and an economic recession by any of these countries is likely to adversely impact the economic performance of other countries in the region.

Risks of Investing in Japanese Securities. The Japanese economy is highly dependant on trade and may be adversely impacted by the implementation of tariffs and protectionist measures by various governments, the increased costs of raw materials, an aging workforce, large government deficits or fundamental changes in the Japanese labor market. Furthermore, Japanese corporations may be subject to risks associated with high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and changing corporate governance structures. In addition, information available regarding Japanese companies may be less reliable than information available with regard to U.S. companies.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Trading Issues. Trading in shares of the Underlying ETFs on an Exchange may be halted by the Exchange. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of an Underlying ETF will continue to be met or will remain unchanged.

Fluctuation of NAV. The Adviser cannot predict whether shares of the Underlying ETFs will trade below or above their NAV. While the Adviser believes that large discounts or premiums to the NAV of the Underlying ETF's shares are not likely to be sustained over the long-term, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending. Certain Underlying ETFs may engage in lending their portfolio securities to certain borrowers. Such Underlying ETFs may be exposed to various risks including the loss of rights in the collateral should the borrower fail financially, proceeds from the sale of collateral that are insufficient to replace the loaned securities, and delays in recovery of the loaned securities. Furthermore, the Underlying ETFs will generally not have the right to vote securities while they are being loaned and will bear the risk of loss of any cash collateral that they invest.

Non-Diversified Fund Risk. In addition, the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar

9

chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
15.60% (2nd Quarter 2009)	(10.63)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (05/16/08)
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (return before taxes)	21.96%	(13.41)%
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (return after taxes on distributions)	20.84%	(14.33)%
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (return after taxes on distributions and sale of Fund Shares)	14.22%	(11.86)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(11.21)%
New Frontier Global Dynamic Balanced Growth IndexTM (reflects no deduction for fees, expenses or taxes)	22.22%	(12.66)%

10

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	May 2008
Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008
John Browning	Vice President and Portfolio Manager of the Adviser	June 2009

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 30 of the Prospectus.

11

PowerShares
Autonomic Balanced NFA Global Asset Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Balanced IndexTM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses(1)	0.43%
Total Annual Fund Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$70	$221	$384	$859

(1)  Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The actual Acquired Fund expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Acquired Funds for each Acquired Fund's most recent fiscal period.

12

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities of funds included in the Underlying Index. The Fund is a "fund of funds," as it invests its assets in the securities of funds included in the Underlying Index, which includes underlying funds rather than individual securities. The funds included in the Underlying Index are ETFs advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities (collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by New Frontier Advisors (the "Index Provider"). The Index Provider uses a proprietary methodology to select Underlying ETFs covering a combination of asset classes designed to maximize long-term returns for a given level of risk. The Underlying Index utilizes the Index Provider's proprietary and patented Resampled EfficiencyTM optimization process to create an optimal combination of Underlying ETFs to maximize long-term returns based on a growth risk profile targeting approximately 60% equities and 40% fixed-income. The 60% equity target consists of Underlying ETFs whose underlying securities are U.S. equities, non-U.S. equities and REITs. The 40% fixed-income target consists of Underlying ETFs whose underlying securities are fixed-income instruments. For purposes of determining the 60% equity and 40% fixed-income targets, the Index Provider may classify Underlying ETFs that invest in commodities, futures and currency as either fixed-income or equities depending on the risk and return characteristics of the Underlying ETF. As of December 31, 2009, the Underlying Index included 35 Underlying ETFs.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Fund of Funds Risk. The Fund pursues its investment objective by investing its assets in the Underlying ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund's investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees of the Underlying ETFs in which it invests. There is a risk that the Index Provider's evaluations and assumptions regarding the broad asset classes represented in the Underlying Index may be incorrect based on actual market

13

conditions. In addition, at times certain of the segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of favor and underperform other segments.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Market Risk. The value of the instruments in which an Underlying ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Market Trading Risk. The value of the Fund's Shares will decline generally in correlation with any decline in value of the Underlying ETFs.

Non-correlation Risk. An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur costs in buying and selling securities, and incur operating expenses not applicable to its underlying index. In addition, legal restrictions (such as tax diversification requirements that apply to the Underlying ETF but not to its underlying index) may result in differences between the Underlying ETF's portfolio and its underlying index. Furthermore, an Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses.

Replication Management Risk. The Underlying ETFs are not "actively" managed and do not seek returns in excess of their underlying indexes. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its underlying index.

Sampling Risk. Certain Underlying ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the Underlying ETF may result in a greater decline in NAV than would be the case if the Underlying ETF held all of the securities in the Underlying Index.

Non-diversified Fund Risk. In addition, certain Underlying ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Equity Securities Risk. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Fixed-Income Securities Risk. The prices of most fixed-income securities tend to fall as interest rates rise. In addition, the issuer of a fixed-income security may be unable to make interest payments and/or repay the principal on its debt.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates.

Zero Coupon Securities Risk. Interest earned on zero coupon securities is automatically compounded and paid out at maturity. Zero coupon securities are subject to substantially greater market price fluctuations during periods of

14

changing prevailing interest rates than are comparable debt securities that make current distributions of interest.

Mortgage-Backed Securities Risk. Mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors.

Global Bond Risk. Global bonds are subject to credit risk, market risk, interest rate risk and liquidity risk. In addition, they may be subject to risks beyond those associated with investments in U.S. securities. Such risks include greater market volatility, less reliable financial information, higher transaction costs, taxation by foreign governments, decreased market liquidity and political instability.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Large Capitalization Company Risk. Returns of large capitalization companies could trail returns on investments of smaller companies.

Micro Capitalization Company Risk. Micro capitalization companies tend to have less predictable earnings and revenues, and their shares tend to trade less frequently than larger capitalization companies. As a result, Micro capitalization stocks involve substantially greater risks of loss and price fluctuations.

Value Investing Style Risk. Certain Underlying ETFs emphasize a "value" style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that returns on "value" equity securities are less than returns on other styles of investing or the overall stock market.

Growth Investing Style Risk. Certain Underlying ETFs emphasize a "growth" style of investing. The market values of such securities may be more volatile than other types of investments.

Foreign and Emerging Market Securities Risk. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign and emerging market securities. Foreign and emerging market securities may have relatively low market liquidity, less publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice compared to those applicable to domestic issuers. Foreign and emerging market securities are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign and emerging market securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date.

15

An Underlying ETF is likely to have to replace such called security with a lower yielding security which would decrease the Underlying ETF's net investment income.

Sovereign Debt Risk. Investments in sovereign debt securities involve the risk that the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest due to the extent of its foreign reserves, cash flow problems, political considerations, the relative size of the debt service burden to the economy as a whole or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payment of principal or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor.

Emerging Market Sovereign Debt Risk. Historically, certain government issuers in emerging markets have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. There can be no assurance that the securities in which an Underlying ETF invests will not be subject to restructuring arrangements or to requests for additional credit.

Licensing, Custody and Settlement Risk. Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. An Underlying ETF may be prevented from investing in all of the securities of its underlying index while such approval is pending. In addition, in certain countries there may be legal restrictions or limitations on the ability of an Underlying ETF to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Moreover, settlement systems in emerging markets may be less well organized than in developed markets, resulting in the risk that settlements may be delayed and that cash or securities of an Underlying ETF may be in jeopardy because of failures of or defects in the system.

Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying ETF does not price its shares, the value of the securities in the Underlying ETF's portfolio may change on days when shareholders, such as the Funds, will not be able to purchase or sell the Underlying ETF's shares.

Real Estate Securities Risk. Certain Underlying ETFs will concentrate their investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the investments of those Underlying ETFs. In addition, investing in real estate securities may subject the Underlying ETFs to risks associated with the direct ownership of real estate, such as overbuilding, decreases in real estate values, increases in operating expenses and property taxes, and other risks. Moreover,

16

real estate securities are dependant upon specialized management skills, have limited diversification and are subject to heavy cash flow dependency and defaults by borrowers.

Commodities Risk. Certain Underlying ETFs have investment exposure to the commodities markets, which may subject them to greater volatility than investments in stocks and bonds. Prices of commodities may be affected by factors such as forces of nature, supply and demand disruptions in major producing or consuming regions, regulatory developments (including embargoes and tariffs), war, changes in interest or inflation rates and other factors.

Technology Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the technology sector. The market value of such securities can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

Healthcare Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the healthcare sector. The market value of such securities can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

Financial Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the financial sector. The market value of such securities can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Consumer Discretionary Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. In addition, these companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, labor relations and changes in consumer spending.

Industrials Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, environmental damage claims, commodity price volatility, changes in interest rates, imposition of import controls, increased competition, depletion of resources, technology developments, labor relations, world events and economic conditions.

Industry Risk. Certain Underlying ETFs may hold investments that are concentrated within any one industry or group of related industries. Factors adversely affecting the performance of such industry will disproportionately

17

impact the Underlying ETF's NAV. These detrimental factors may include additional governmental regulation, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.

Risks of Investing in Asia Pacific Companies. The level of development of the economies of countries in the Asia Pacific region varies greatly and certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. Furthermore, the economies of countries in the region are largely intertwined and an economic recession by any of these countries is likely to adversely impact the economic performance of other countries in the region.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Trading Issues. Trading in shares of the Underlying ETFs on an Exchange may be halted by the Exchange. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of an Underlying ETF will continue to be met or will remain unchanged.

Fluctuation of NAV. The Adviser cannot predict whether shares will trade below or above their NAV. While the Adviser believes that large discounts or premiums to the NAV of the Underlying ETF's shares are not likely to be sustained over the long-term, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending. Certain Underlying ETFs may engage in lending their portfolio securities to certain borrowers. Such Underlying ETFs may be exposed to various risks including the loss of rights in the collateral should the borrower fail financially, proceeds from the sale of collateral that are insufficient to replace the loaned securities, and delays in recovery of the loaned securities. Furthermore, the Underlying ETFs will generally not have the right to vote securities while they are being loaned and will bear the risk of loss of any cash collateral that they invest.

Non-Diversified Fund Risk. In addition, the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund

18

will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
12.55% (2nd Quarter 2009)	(9.05)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (05/16/08)
PowerShares Autonomic Balanced NFA Global Asset Portfolio (return before taxes)	17.66%	(10.88)%
PowerShares Autonomic Balanced NFA Global Asset Portfolio (return after taxes on distributions)	16.51%	(11.88)%
PowerShares Autonomic Balanced NFA Global Asset Portfolio (return after taxes on distributions and sale of Fund Shares)	11.43%	(9.78)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(11.21)%
New Frontier Global Dynamic Balanced IndexTM (reflects no deduction for fees, expenses or taxes)	17.92%	(10.11)%

19

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	May 2008
Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008
John Browning	Vice President and Portfolio Manager of the Adviser	June 2009

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 30 of the Prospectus.

20

PowerShares
Autonomic Growth NFA Global Asset Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Growth IndexTM (the "Underlying Index").

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses(1)	0.53%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$81	$252	$439	$978

(1)  Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The actual Acquired Fund expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Acquired Funds for each Acquired Fund's most recent fiscal period.

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in securities of funds included in the Underlying Index. The Fund is a "fund of funds," as it invests its assets in the securities of funds included in the Underlying Index, which includes underlying funds rather than individual securities. The funds included in the Underlying Index are ETFs advised by the Adviser or its affiliates ("PowerShares ETFs") or, if the asset exposure sought is not available through a PowerShares ETF, ETFs advised by unaffiliated entities (collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in which the Fund invests are part of the same group of investment companies.

The Underlying Index is compiled and calculated by New Frontier Advisors (the "Index Provider"). The Index Provider uses a proprietary methodology to select Underlying ETFs covering a combination of asset classes designed to maximize long-term returns for a given level of risk. The Underlying Index utilizes the Index Provider's proprietary and patented Resampled EfficiencyTM optimization process to create an optimal combination of Underlying ETFs to maximize long-term returns based on a growth risk profile targeting approximately 90% equities and 10% fixed-income. The 90% equity target consists of Underlying ETFs whose underlying securities are U.S. equities, non-U.S. equities and REITs. The 10% fixed-income target consists of Underlying ETFs whose underlying securities are fixed-income instruments. For purposes of determining the 90% equity and 10% fixed-income targets, the Index Provider may classify Underlying ETFs that invest in commodities, futures and currency as either fixed-income or equities depending on the risk and return characteristics of the Underlying ETF. As of December 31, 2009, the Underlying Index included 34 Underlying ETFs.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Fund of Funds Risk. The Fund pursues its investment objective by investing its assets in the Underlying ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund's investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees of the Underlying ETFs in which it invests. There is a risk that the Index Provider's evaluations and assumptions regarding the broad asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times certain of the segments of the market represented

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by constituent Underlying ETFs in the Underlying Index may be out of favor and underperform other segments.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Market Risk. The value of the instruments in which an Underlying ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Market Trading Risk. The value of the Fund's Shares will decline generally in correlation with any decline in value of the Underlying ETFs.

Non-correlation Risk. An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur costs in buying and selling securities, and incur operating expenses not applicable to its underlying index. In addition, legal restrictions (such as tax diversification requirements that apply to the Underlying ETF but not to its underlying index) may result in differences between the Underlying ETF's portfolio and its underlying index. Furthermore, an Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses.

Replication Management Risk. The Underlying ETFs are not "actively" managed and do not seek returns in excess of their underlying indexes. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its underlying index.

Sampling Risk. Certain Underlying ETFs use a representative sampling approach that will result in their holding a smaller number of securities than are in their underlying indices. As a result, adverse developments respecting an issuer of securities held by the Underlying ETF may result in a greater decline in NAV than would be the case if the Underlying ETF held all of the securities in the Underlying Index.

Non-diversified Fund Risk. In addition, certain Underlying ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Equity Securities Risk. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Fixed-Income Securities Risk. The prices of most fixed-income securities tend to fall as interest rates rise. In addition, the issuer of a fixed-income security may be unable to make interest payments and/or repay the principal on its debt.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates.

Zero Coupon Securities Risk. Interest earned on zero coupon securities is automatically compounded and paid out at maturity. Zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities that make current distributions of interest.

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Mortgage-Backed Securities Risk. Mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors.

Global Bond Risk. Global bonds are subject to credit risk, market risk, interest rate risk and liquidity risk. In addition, they may be subject to risks beyond those associated with investments in U.S. securities. Such risks include greater market volatility, less reliable financial information, higher transaction costs, taxation by foreign governments, decreased market liquidity and political instability.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.

Large Capitalization Company Risk. Returns of large capitalization companies could trail returns on investments of smaller companies.

Micro Capitalization Company Risk. Micro capitalization companies tend to have less predictable earnings and revenues, and their shares tend to trade less frequently than larger capitalization companies. As a result, Micro capitalization stocks involve substantially greater risks of loss and price fluctuations.

Value Investing Style Risk. Certain Underlying ETFs emphasize a "value" style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that returns on "value" equity securities are less than returns on other styles of investing or the overall stock market.

Growth Investing Style Risk. Certain Underlying ETFs emphasize a "growth" style of investing. The market values of such securities may be more volatile than other types of investments.

Foreign and Emerging Market Securities Risk. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign and emerging market securities. Foreign and emerging market securities may have relatively low market liquidity, less publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice compared to those applicable to domestic issuers. Foreign and emerging market securities are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign and emerging market securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. An Underlying ETF is likely to have to replace such called security with a lower yielding security which would decrease the Underlying ETF's net investment income.

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Sovereign Debt Risk. Investments in sovereign debt securities involve the risk that the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest due to the extent of its foreign reserves, cash flow problems, political considerations, the relative size of the debt service burden to the economy as a whole or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payment of principal or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor.

Emerging Market Sovereign Debt Risk. Historically, certain government issuers in emerging markets have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. There can be no assurance that the securities in which an Underlying ETF invests will not be subject to restructuring arrangements or to requests for additional credit.

Licensing, Custody and Settlement Risk. Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. An Underlying ETF may be prevented from investing in all of the securities of its underlying index while such approval is pending. In addition, in certain countries there may be legal restrictions or limitations on the ability of an Underlying ETF to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Moreover, settlement systems in emerging markets may be less well organized than in developed markets, resulting in the risk that settlements may be delayed and that cash or securities of an Underlying ETF may be in jeopardy because of failures of or defects in the system.

Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying ETF does not price its shares, the value of the securities in the Underlying ETF's portfolio may change on days when shareholders, such as the Funds, will not be able to purchase or sell the Underlying ETF's shares.

Real Estate Securities Risk. Certain Underlying ETFs will concentrate their investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the investments of those Underlying ETFs. In addition, investing in real estate securities may subject the Underlying ETFs to risks associated with the direct ownership of real estate, such as overbuilding, decreases in real estate values, increases in operating expenses and property taxes, and other risks. Moreover, real estate securities are dependant upon specialized management skills, have limited diversification and are subject to heavy cash flow dependency and defaults by borrowers.

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Commodities Risk. Certain Underlying ETFs have investment exposure to the commodities markets, which may subject them to greater volatility than investments in stocks and bonds. Prices of commodities may be affected by factors such as forces of nature, supply and demand disruptions in major producing or consuming regions, regulatory developments (including embargoes and tariffs), war, changes in interest or inflation rates and other factors.

Technology Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the technology sector. The market value of such securities can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

Healthcare Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the healthcare sector. The market value of such securities can be affected by factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

Financial Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the financial sector. The market value of such securities can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Consumer Discretionary Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. In addition, these companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, labor relations and changes in consumer spending.

Industrials Sector Risk. Certain Underlying ETFs may invest in securities of issuers in the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, environmental damage claims, commodity price volatility, changes in interest rates, imposition of import controls, increased competition, depletion of resources, technology developments, labor relations, world events and economic conditions.

Industry Risk. Certain Underlying ETFs may hold investments that are concentrated within any one industry or group of related industries. Factors adversely affecting the performance of such industry will disproportionately impact the Underlying ETF's NAV. These detrimental factors may include additional governmental regulation, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.

Risks of Investing in Asia Pacific Companies. The level of development of the economies of countries in the Asia Pacific region varies greatly and certain

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economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. Furthermore, the economies of countries in the region are largely intertwined and an economic recession by any of these countries is likely to adversely impact the economic performance of other countries in the region.

Risks of Investing in Japanese Securities. The Japanese economy is highly dependant on trade and may be adversely impacted by the implementation of tariffs and protectionist measures by various governments, the increased costs of raw materials, an aging workforce, large government deficits or fundamental changes in the Japanese labor market. Furthermore, Japanese corporations may be subject to risks associated with high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and changing corporate governance structures. In addition, information available regarding Japanese companies may be less reliable than information available with regard to U.S. companies.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Trading Issues. Trading in shares of the Underlying ETFs on an Exchange may be halted by the Exchange. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of an Underlying ETF will continue to be met or will remain unchanged.

Fluctuation of NAV. The Adviser cannot predict whether shares will trade below or above their NAV. While the Adviser believes that large discounts or premiums to the NAV of the Underlying ETF's shares are not likely to be sustained over the long-term, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending. Certain Underlying ETFs may engage in lending their portfolio securities to certain borrowers. Such Underlying ETFs may be exposed to various risks including the loss of rights in the collateral should the borrower fail financially, proceeds from the sale of collateral that are insufficient to replace the loaned securities, and delays in recovery of the loaned securities. Furthermore, the Underlying ETFs will generally not have the right to vote securities while they are being loaned and will bear the risk of loss of any cash collateral that they invest.

Non-Diversified Fund Risk. In addition, the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing

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changes in the Fund's performance and by showing how the Fund's average annual returns compared with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
18.81% (2nd Quarter 2009)	(12.26)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (05/16/08)
PowerShares Autonomic Growth NFA Global Asset Portfolio (return before taxes)	26.50%	(15.64)%
PowerShares Autonomic Growth NFA Global Asset Portfolio (return after taxes on distributions)	25.57%	(16.42)%
PowerShares Autonomic Growth NFA Global Asset Portfolio (return after taxes on distributions and sale of Fund Shares)	17.19%	(13.65)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(11.21)%
New Frontier Global Dynamic Growth IndexTM (reflects no deduction for fees, expenses or taxes)	26.83%	(14.82)%

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Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	May 2008
Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008
John Browning	Vice President and Portfolio Manager of the Adviser	June 2009

For important information about the purchase and sale of Fund Shares and tax information, please turn to "Summary Information About Purchases, Sales and Taxes" on page 30 of the Prospectus.

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Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof ("Creation Unit Aggregations"). Except when aggregated in Creation Units, the Shares are not redeemable securities of a Fund.

Individual Shares of a Fund may only be purchased and sold in secondary market transactions through brokers. Shares of each Fund are listed for trading on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange") and because Shares will trade at market prices rather than NAV, Shares of a Fund may trade at a price greater than or less than NAV.

Tax Information

The Funds' distributions are taxable and will generally be taxed as ordinary income or capital gains. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

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Underlying ETFs

The following chart illustrates the approximate asset allocation among the Underlying ETFs included in the Underlying Index of each Fund, as of December 31, 2009.

Underlying ETFs	New Frontier Global Dynamic Balanced Growth IndexTM	New Frontier Global Dynamic Balanced IndexTM	New Frontier Global Dynamic Growth IndexTM
Domestic Equity	9 Underlying ETFs	9 Underlying ETFs	9 Underlying ETFs
PowerShares FTSE RAFI US 1000 Portfolio	15.47%	12.04%	18.85%
PowerShares Dynamic Mid Cap Growth Portfolio	2.62%	2.03%	3.04%
PowerShares Dynamic Mid Cap Value Portfolio	3.04%	2.69%	3.51%
PowerShares Dynamic Large Cap Portfolio	4.40%	4.00%	4.51%
PowerShares Dynamic Large Cap Growth Portfolio	4.50%	4.49%	5.31%
PowerShares Dynamic Large Cap Value Portfolio	3.06%	2.43%	3.74%
PowerShares Dynamic Small Cap Growth Portfolio	0.79%	0.71%	0.85%
PowerShares Dynamic Small Cap Value Portfolio	1.27%	1.07%	1.51%
PowerShares Zacks Micro Cap Portfolio	0.58%	0.47%	0.67%
Other Domestic Equity	No Underlying ETFs	No Underlying ETFs	No Underlying ETFs
Foreign Equity	4 Underlying ETFs	3 Underlying ETFs	4 Underlying ETFs
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	3.50%	2.93%	4.00%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	1.14%	1.07%	1.05%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	4.51%	3.16%	8.41%
PowerShares FTSE RAFI Japan Portfolio	0.72%		0.20%
Other Foreign Equity	8 Underlying ETFs	7 Underlying ETFs	8 Underlying ETFs
	26.74%	22.76%	31.64%
Real Estate	1 Underlying ETF	1 Underlying ETF	1 Underlying ETF
	2.55%	2.18%	2.63%
Commodities Funds	2 Underlying ETFs	2 Underlying ETFs	2 Underlying ETFs
	0.36%	0.40%	0.19%

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Underlying ETFs	New Frontier Global Dynamic Balanced Growth IndexTM	New Frontier Global Dynamic Balanced IndexTM	New Frontier Global Dynamic Growth IndexTM
Fixed-Income/Bond Funds	2 Underlying ETFs	2 Underlying ETFs	2 Underlying ETFs
PowerShares 1-30 Laddered Treasury Portfolio	7.63%	8.21%	2.32%
PowerShares Emerging Markets Sovereign Debt Portfolio	0.89%	1.04%	0.52%
Other Fixed-Income	8 Underlying ETFs	10 Underlying ETFs	7 Underlying ETFs
	16.09%	30.26%	6.93%
Total	100.00%	100.00%	100.00%

A description of the PowerShares ETFs in which each Fund invests is set forth below. To gain exposure to certain asset classes, the Adviser will also invest in other unaffiliated ETFs. More information regarding the PowerShares ETFs is available in their respective prospectuses and statements of additional information, which are available at www.InvescoPowerShares.com. In addition, a list of the Underlying ETFs in which each Fund invests is available at www.InvescoPowerShares.com.

Domestic Equity Funds

PowerShares FTSE RAFI US 1000 Portfolio

The PowerShares FTSE RAFI US 1000 Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the FTSE RAFI US 1000 Index (the "underlying index").

The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index. The underlying index is designed to track the performance of the largest U.S. equity stocks selected based on the following four fundamental measures of firm size: book value, income, sales and dividends

PowerShares Dynamic Large Cap Portfolio

The PowerShares Dynamic Large Cap Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Large Cap IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of large capitalization companies. A company is considered to be a large capitalization company if it falls within the underlying index's proprietary model, which selects 100 U.S. large cap stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on New York Stock Exchange, Inc. ("NYSE"), NYSE Arca and The NASDAQ Stock Market ("NASDAQ") segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 100 U.S. large cap stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will

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normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Growth Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Large Cap Growth IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of large capitalization companies. A company is considered to be a large capitalization company if it falls within the underlying index's proprietary model, which selects 50 U.S. large cap growth stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 50 U.S. large cap growth stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Large Cap Value Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Large Cap Value IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of large capitalization companies. A company is considered to be a large capitalization company if it falls within the underlying index's proprietary model, which selects 50 U.S. large cap value stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 50 U.S. large cap value stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Mid Cap Growth IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of mid capitalization companies. A company is considered to be a mid capitalization company if it falls within the underlying index's proprietary model, which selects 75 U.S. mid capitalization growth stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are

33

considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 75 U.S. mid cap growth stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Mid Cap Value Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Mid Cap Value IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of mid capitalization companies. A company is considered to be a mid capitalization company if it falls within the underlying index's proprietary model, which selects 75 U.S. mid capitalization value stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 75 U.S. mid capitalization value stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Growth Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Small Cap Growth IntellidexSM Index (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of small capitalization companies. A company is considered to be a small capitalization company if it falls within the underlying index's proprietary model, which selects 100 U.S. small capitalization growth stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 100 U.S. small capitalization growth stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Small Cap Value Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Dynamic Small Cap Value IntellidexSM (the "underlying index").

The fund will normally invest at least 80% of its assets in common stocks of small capitalization companies. A company is considered to be a small capitalization

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company if it falls within the underlying index's proprietary model, which selects 100 U.S. small cap value stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, NYSE Arca and the NASDAQ segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap. The 100 U.S. small capitalization value stocks are identified by NYSE Arca pursuant to the underlying index's proprietary model based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. The fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index.

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Mico Cap Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before the fund's fees and expenses) of an equity index called the Zacks Micro Cap Index (the "underlying index").

The fund will normally invest at least 80% of its total assets in common stocks of micro capitalization companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the underlying index. The underlying index is comprised of approximately 400 U.S. stocks selected by Zacks Investment Research ("Zacks") from a universe of 7,000 domestic companies. For the purpose of constituent selection, the micro capitalization subset is defined relative to the entire investable universe of stocks with the upper threshold equal to 0.15% of the capitalization of the largest capitalization domestic company at the time of selection and a minimum capitalization of approximately 0.015% of the largest capitalization domestic company.

Foreign Funds

PowerShares FTSE RAFI Developed Markets ex-US Small-Mid Portfolio

The PowerShares FTSE RAFI Developed Markets ex-US Small-Mid Portfolio (the "fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Developed ex US Mid Small 1500 Index (the "underlying index").

The fund will normally invest at least 90% of its total assets in securities that comprise the underlying index and ADRs based on the securities in the underlying index. The fund anticipates that the majority of its investments will be in the securities that comprise the underlying index rather than in ADRs. The fund will normally invest at least 80% of its total assets in small and medium capitalization companies that are classified as "developed" within FTSE's country classification definition, excluding the United States. The underlying index is designed to track the performance of the small and medium capitalization companies domiciled in developed markets with the highest ranking cumulative score selected from the constituents of the FTSE Developed ex US All Cap Index, as determined by FTSE. The securities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

The PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (the "fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed Asia Pacific ex Japan Index (the "underlying index").

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The fund will normally invest at least 90% of its total assets in securities that comprise the underlying index and ADRs based on the securities in the Underlying Index. The fund anticipates that the majority of its investments will be in the securities that comprise the underlying index rather than in ADRs. The fund will normally invest at least 80% of its total assets in securities of companies that are classified as Asia Pacific within FTSE International Limited's ("FTSE") country classification definition, excluding Japanese companies. The underlying index is designed to track the performance of the Asia Pacific companies with the largest fundamental value, selected from the constituents of the FTSE Asia Pacific ex-Japan Developed Large/Mid-Cap Indexes as determined by FTSE. The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

The PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (the "fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed ex US Index (the "underlying index").

The fund will normally invest at least 90% of its total assets in securities that comprise the underlying index and ADRs based on the securities in the Underlying Index. The fund anticipates that the majority of its investments will be in the securities that comprise the underlying index rather than in ADRs. The fund will normally invest at least 80% of its total assets in securities of companies originating in countries that are classified as "developed" within FTSE's country classification definition, excluding the United States. The underlying index is designed to track the performance of the companies domiciled in developed markets with the largest fundamental value, selected from the constituents of the FTSE RAFI Developed ex US Large/Mid-Cap Indexes as determined by FTSE. The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.

PowerShares FTSE RAFI Japan Portfolio

The PowerShares FTSE RAFI Japan Portfolio (the "fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield of the FTSE RAFI Japan Index (the "underlying index").

The fund will normally invest at least 90% of its total assets in securities that comprise the underlying index and ADRs based on the securities in the underlying index. The fund anticipates that the majority of its investments will be in the securities that comprise the underlying index rather than in ADRs. The fund will normally invest at least 80% of its total assets in securities of companies that are classified as Japanese within FTSE's country classification definition. The underlying index is designed to track the performance of the Japanese securities represented amongst the constituents of the FTSE RAFI Developed ex US Index as determined by FTSE. The equities are selected and weighted based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.

Fixed-Income/Bond Funds

PowerShares 1-30 Laddered Treasury Portfolio

The PowerShares 1-30 Laddered Treasury Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before fees and expenses) of

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an index called the Ryan/Mergent 1-30 Year Treasury Laddered Index (the "underlying index").

The fund will normally invest at least 80% of its total assets in U.S. Treasury securities. The fund will normally invest at least 80% of its total assets in the securities that comprise the underlying index. The underlying index is a benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 30 distinct annual maturities. The underlying index seeks to maintain a continuous maturity laddered portfolio of securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. However, if securities with a desired maturity date are not available, a six-month deviation is allowed. Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected. No treasury inflation-protected securities, bills or zero-coupon securities are allowed. Securities included in the underlying index are selected by Ryan/Mergent.

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio (the "fund") seeks investment results that correspond generally to the price and yield (before fees and expenses) of an index called the DB Emerging Market USD Liquid Balanced Index (the "underlying index").

The fund will normally invest at least 80% of its total assets in emerging markets U.S. dollar-denominated government bonds. The fund will normally invest at least 80% of its total assets in the securities that comprise the underlying index. The underlying index is an index that measures potential returns of a theoretical portfolio of liquid emerging markets U.S. dollar-denominated government bonds. Deutsche Bank Securities Inc. selects zero to three securities from each of the 24 emerging market countries set forth below, on the basis of potential out performance, that a) are denominated in U.S. dollars, b) are sovereign bonds, c) have more than three years to maturity and d) have an outstanding float of at least $500 million. As of December 31, 2009, the underlying index included approximately 52 bonds issued by Argentina, Bulgaria, Brazil, Chile, China, Columbia, El Salvador, Hungary, Indonesia, Korea, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Quatar, Russia, South Africa, Turkey, Ukraine, Uruguay, Vietnam and Venezuela.

Risks of Underlying ETFs

Investments in each Fund are subject to the risks associated with investments in the Underlying ETFs. These include the following risks. See also the section entitled "Additional Information About the Funds' Strategies and Risks" for more information about the risks of the Funds.

Market Risk

The shares of the Underlying ETFs are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

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Market Trading Risk

An investment in an Underlying ETF involves risks similar to those of investing in any fund of equity securities, fixed-income securities and/or commodities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying ETFs.

Non-Correlation Risk

An Underlying ETF may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF may incur a number of operating expenses not applicable to its underlying index, and incur costs in buying and selling securities, especially when rebalancing its securities holdings to reflect changes in the composition of its underlying index. In addition, the performance of an Underlying ETF and its underlying index may vary due to asset valuation differences and differences between the Underlying ETF's portfolio and its underlying index resulting from legal restrictions (such as tax diversification requirements that apply to an Underlying ETF but not to its underlying index).

Since the underlying indexes are not subject to the diversification requirements to which the Underlying ETFs must adhere, the Underlying ETFs may be required to deviate their investments from the securities and relative weightings of the underlying indexes. The Underlying ETFs may not invest in certain securities included in the underlying indexes due to liquidity constraints. Liquidity constraints may delay the Underlying ETFs' purchase or sale of securities included in the underlying indexes. For tax efficiency purposes, the Underlying ETFs may sell certain securities to realize losses, causing it to deviate from the underlying indexes.

An Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses. If an Underlying ETF utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the stocks in its underlying index with the same weightings as the underlying index.

Replication Management Risk

Unlike many investment companies, the Underlying ETFs are not "actively" managed. That is, the Underlying ETF does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, they would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its underlying index.

Sampling Risk

Certain Underlying ETFs' use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Underling ETF could result in a greater decline in NAV than would be the case if the Underlying ETF held all of the securities in the Underlying Index. To the extent the assets in the Underlying ETF are smaller, these risks will be greater.

Non-Diversified Fund Risk

In addition, certain Underlying ETFs are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified

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fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Equity Securities Risk

The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Fixed-Income Securities Risk

Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the fixed-income securities owned by an Underlying ETF would adversely affect the trading price of the Underlying ETF's shares. This "market risk" is usually greater among fixed-income securities with longer maturities or durations.

High Yield Securities Risk

High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Zero Coupon Securities Risk

The interest earned on zero coupon securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though Underlying ETFs receive no interest payments in cash on the security during the year.

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Mortgage-Backed Securities Risk

Mortgage-backed securities represent a participation interest in a pool of residential mortgage loans originated by governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring an Underlying ETF to invest the proceeds at generally lower interest rates. Certain mortgage-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities.

Global Bonds Risk

Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Large Capitalization Company Risk

Returns of large capitalization companies could trail the returns on investments in stocks of smaller companies.

Micro Capitalization Company Risk

Micro cap stocks involve substantially greater risks of loss and price fluctuations. Micro cap companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro cap companies may be newly formed or in the early stages of development, with limited product lines, markets or

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financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro cap company.

Value Investing Style Risk

Certain Underlying ETFs emphasize a "value" style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions.

Growth Investing Style Risk

Certain Underlying ETFs emphasize a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign and Emerging Markets Securities Risk

Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign and emerging market securities, and foreign and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign and emerging market securities are also subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign and emerging market securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

Certain Underlying ETFs may invest in emerging market securities. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Securities law in many emerging markets countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, an Underlying ETF is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Underlying ETF's net investment income.

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Sovereign Debt Risk

Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and an Underlying ETF's ability to obtain recourse may be limited.

Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may impair the debtor's ability to service its debts on a timely basis. As a holder of government debt, an Underlying ETF may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

Emerging Markets Sovereign Debt Risk

Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which certain Underlying ETFs may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligation and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements. As a holder of government debt securities, an Underlying ETF may be asked to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the securities in which an Underling ETF will invest will not be subject to restructuring arrangements or to requests for additional credit. In addition, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as certain Underlying ETFs.

Licensing, Custody and Settlement Risk

Approval of governmental authorities may be required prior to investing in the securities of companies based in certain foreign countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, an Underlying ETF may not be able to invest in all of the securities included in their Underlying Index while an approval is pending.

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Rules adopted under the Investment Company Act of 1940, as amended (the "1940 Act") permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of an Underlying ETF to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Underlying ETF may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which certain Underlying ETF invests, the Underlying ETF may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Derivatives Risk

Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and an Underlying ETF could lose more than the amount it invests. Many derivative transactions are entered into "over-the-counter" ("OTC") (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of an Underlying ETF's counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Underlying ETF's contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying ETF's rights as a creditor (e.g., the Underlying ETF may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for an Underlying ETF's derivative positions at any time.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Valuation Risk

Because foreign exchanges may be open on days when an Underlying ETF does not price its shares, the value of the securities in the Underlying ETF's portfolio may change on days when shareholders, such as the Funds, will not be able to purchase or sell the Underlying ETF's shares.

Real Estate Securities Risk

Certain Underlying ETFs will concentrate their investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the investments of those Underlying ETFs. Investing in real estate securities (which include REITs) may subject Underlying ETFs to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general

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economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Underlying ETF's investments in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, and maintaining exemption from the registration requirements of the 1940 Act.

Commodities Risk

Certain Underlying ETF's have investment exposure to the commodities markets which may subject them to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.

Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Because the performance of certain Underlying ETFs is linked to the performance of highly volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of shares of the Underlying ETFs.

Technology Sector Risk

To the extent its Underlying Index includes securities of issuers in the technology sector, an Underlying ETF will invest in companies in such sector. The technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. Companies in the technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive technology sector may cause the prices for these products and services to decline in the future. The technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of the sector participants depends in substantial part on the timely and successful introduction of new products.

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Healthcare Sector Risk

To the extent its Underlying Index includes securities of issuers in the healthcare sector, an Underlying ETF will invest in companies in such sector. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the healthcare sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services. Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly. Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting. Additionally, the profitability of some healthcare companies may be dependent on a relatively limited number of products and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

Financial Sector Risk

To the extent its Underlying Index includes securities of issuers in the financial sector, an Underlying ETF will invest in companies in such sector. The Underlying ETF therefore may be susceptible to adverse economic or regulatory occurrences affecting the financial sector. Investing in the financial sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Underlying ETF may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced declines in the valuation of their assets and even ceased operations.

Consumer Discretionary Sector Risk

To the extent its Underlying Index includes securities of issuers in the consumer discretionary sector, an Underlying ETF will invest in companies in such sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes

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in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Industrials Sector Risk

To the extent its Underlying Index includes securities of issuers in the industrials sector, an Underlying ETF will invest in companies in such sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Industry Risk

To the extent that an Underlying ETF's investments are concentrated within any one industry or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Underlying ETF's NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

Risks of Investing in Asia Pacific Companies

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.

Risks of Investing in Japanese Securities

The Japanese economy is highly dependent on trade, and may be adversely impacted by the implementation of tariffs and protectionist measures by various governments, the increased costs of raw materials, an aging workforce, large government deficits or fundamental changes in the Japanese labor market. Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and are subject to a changing corporate governance structure. Japanese financial reporting, accounting and auditing standards are different than those used in the United States and Japanese companies are not required under existing securities laws to timely provide all of the disclosure required under U.S. securities laws. Therefore, information available regarding Japanese corporations may be less reliable than the information available with regard to U.S. corporations and all material information may not be available to the applicable Underlying Fund. In addition, it may be difficult for the Fund to obtain a judgment in a Japanese court to enforce its legal rights.

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FTSE RAFI US 1000 Universe Risk

At times, the segment of the equity markets represented by the Underlying Index universe may be out of favor and underperform other segments. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Trading Issues

Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to each Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of an Underlying ETF will continue to be met or will remain unchanged.

Shares May Trade At Prices Different Than NAV

The NAV of an Underlying ETF's Shares will generally fluctuate with changes in the market value of the Underlying ETF's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the relevant Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of an Underlying ETF's underlying index trading individually or in the aggregate at any point in time.

In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Additional Information About the Funds' Strategies and Risks

Principal Investment Strategies

Additional information about each Fund's Underlying Index construction is set forth below.

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New Frontier Global Dynamic Balanced Growth IndexTM

The Underlying Index for the PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio includes Underlying ETFs of various asset classes and their corresponding weightings by using New Frontier Advisors' proprietary and patented Resampled EfficiencyTM optimization process. The Resampled EfficiencyTM optimization process seeks to create an optimal combination of Underlying ETFs that meet the 75/25 equity to fixed-income risk target and to monitor the Underlying Index on a regular basis to maintain such risk target, while seeking to maximize long-term returns for the given level of risk. The Resampled EfficiencyTM optimization process selects Underlying ETFs based upon inputs of expected return, standard deviation and correlation. The Underlying Index rebalances quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the risk target is met. The Underlying Index is modified capitalization weighted once the weights are established after each rebalance. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

New Frontier Global Dynamic Balanced IndexTM

The Underlying Index for the PowerShares Autonomic Balanced NFA Global Asset Portfolio includes Underlying ETFs of various asset classes and their corresponding weightings by using New Frontier Advisors' proprietary and patented Resampled EfficiencyTM optimization process. The Resampled EfficiencyTM optimization process seeks to create an optimal combination of Underlying ETFs that meet the 60/40 equity to fixed-income risk target and to monitor the Underlying Index on a regular basis to maintain such risk target, while seeking to maximize long-term returns for the given level of risk. The Resampled EfficiencyTM optimization process selects Underlying ETFs based upon inputs of expected return, standard deviation and correlation. The Underlying Index rebalances quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the risk target is met. The Underlying Index is modified capitalization weighted once the weights are established after each rebalance. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

New Frontier Global Dynamic Growth IndexTM

The Underlying Index for the PowerShares Autonomic Growth NFA Global Asset Portfolio includes Underlying ETFs of various asset classes and their corresponding weightings by using New Frontier Advisors' proprietary and patented Resampled EfficiencyTM optimization process. The Resampled EfficiencyTM optimization process seeks to create an optimal combination of Underlying ETFs that meet the 90/10 equity to fixed-income risk target and to monitor the Underlying Index on a regular basis to maintain such risk target, while seeking to maximize long-term returns for the given level of risk. The Resampled EfficiencyTM optimization process selects Underlying ETFs based upon inputs of expected return, standard deviation and correlation. The Underlying Index rebalances quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the risk target is met. The Underlying Index is modified capitalization weighted once the weights are established after each rebalance. Valuation data regarding the Underlying Index is available via Bloomberg, L.P.

For the PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, the Underlying Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets to ensure that the 75/25 equity to fixed-income risk target is met. For the PowerShares Autonomic Balanced NFA Global Asset Portfolio, the Underlying Index is generally adjusted quarterly, though monthly rebalancing

48

may be necessary in volatile markets to ensure that the 60/40 equity to fixed-income risk target is met. For the PowerShares Autonomic Growth NFA Global Asset Portfolio, the Underlying Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets to ensure that the 90/10 equity to fixed-income risk target is met.

Each Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of its Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally invests in the Underlying ETFs comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those Underlying ETFs in those weightings. In those circumstances, the Fund may purchase a sample of Underlying ETFs in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Additional Investment Strategies

Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index), and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Funds in seeking performance that corresponds to its Underlying Index and in managing cash flows. Each Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential securities market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day that NYSE is open) for additions and deletions to each Fund's Underlying Indexes to be reflected in the portfolio composition of the Fund.

Each of the policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees (the "Board") of the PowerShares Exchange-Traded Fund Trust II (the "Trust") without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Restrictions and Policies."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

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Additional Risks of Investing in the Funds

The following section provides additional risk information regarding investing in the Funds.

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Shares May Trade At Prices Different Than NAV

The NAV of a Fund's Shares generally fluctuates with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund's Underlying Index trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk

Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Many derivative transactions are entered into OTC (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund's counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund's contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a Fund's derivative positions at any time.

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Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which are typically only bought and sold at closing NAVs, the Funds' Shares are traded throughout the day on a national securities exchange. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed in Creation Units at each day's next calculated NAV. Creations and redemptions are generally in-kind. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' SAI.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust, the PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of more than $14.8 as of January 31, 2010. The Trust is currently comprised of 34 exchange-traded funds.

Invesco PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's extensive resources.

Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Mr. Hubbard

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receives management assistance from Michael Jeanette and John Browning. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President and Director of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Hubbard has served as Portfolio Manager for other PowerShares Funds since 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser in 2005, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

John Browning is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since June 2009. Mr. Browning has served as Portfolio Manager for other PowerShares Funds since 2009. Prior to joining the Adviser in 2009, Mr. Browning was an Executive Director of the Unit Trust Investment Team with Morgan Stanley from 2005 to 2008. Prior to this, he was a Vice President with Morgan Stanley from 2000 to 2005.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since August 2008. Mr. Jeanette has served as Portfolio Manager for other PowerShares Funds since 2008. Prior to joining the Adviser in 2008, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007.

The Portfolio Managers may serve as a Portfolio Manager for one or more of the PowerShares ETFs.

The Funds' SAI provides additional information about the Portfolio Managers' compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Trust.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser's unitary management fee is designed to pay the Funds' expenses and to compensate the Adviser for providing service for the Funds.

A discussion regarding the Board's basis for approving the Investment Advisory Agreement with respect to each Fund is available in the semi-annual report to shareholders for the period ended April 30, 2009.

How to Buy and Sell Shares

Most investors will buy and sell Shares of the Funds in the secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the

52

trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots" at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds' Shares trade on NYSE Arca under the following symbols:

Fund	Symbol
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PAO

PowerShares Autonomic Balanced NFA Global Asset Portfolio	PCA

PowerShares Autonomic Growth NFA Global Asset Portfolio	PTO

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Unit Aggregations.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The approximate value of Shares of each Fund will be disseminated every 15 seconds. With respect to those Funds that invest in foreign securities, as the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second intervals. This approximate value should not be viewed as a "real-time" update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Funds do not make any warranty as to the accuracy.

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Frequent Purchases and Redemptions of Fund Shares

The Trust's Board has evaluated the risks of market timing activities by the Funds' shareholders. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by authorized participants ("APs") and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), such trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Funds' Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes both fixed and variable transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds' Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

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•  You sell your Shares listed on the Exchange, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for each Fund. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends paid by the Funds that are properly designated as exempt-interest dividends will not be subject to federal income tax.

Distributions from the Funds' net investment income (other than net tax-exempt income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. In general, non tax-exempt distributions are subject to federal income tax when they are paid, regardless of whether you take them in cash or reinvest them in the applicable Fund. Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by the Funds to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Funds and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2011, and all dividends will be taxed at ordinary income rates.

If you lend your Fund Shares pursuant to securities lending or similar arrangements, you may lose the ability to treat Fund dividends (paid while the Shares are held by the borrower) as tax-exempt income. Also, interest on indebtedness incurred by a shareholder to purchase or carry Shares of the Funds will not be deductible for federal income tax purposes. You should consult your financial intermediary or tax adviser before entering into such arrangements.

Exempt-interest dividends from the Funds are taken into account in determining the taxable portion of any Social Security or railroad retirement benefits that you receive.

Distributions in excess of the Funds' current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Funds' NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Any market discount recognized by a Fund on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

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By law, the Funds may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or Social Security number.

The Funds intend to notify shareholders, generally within 60 days after the close of its taxable year, as to what portion of the Fund's distributions qualify as tax-exempt income, ordinary income and capital gains.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. An AP who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local tax on the Funds' distributions and sales of Funds' Shares. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds' Shares under all applicable tax laws. For more information, please see the SAI section "Taxes."

Distributor

Invesco Aim Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

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Net Asset Value

The Bank of New York Mellon ("BNYM") calculates the Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost.

Common stocks and other equity securities are valued at the last sales price that day. Securities regularly traded in an OTC market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. Money market securities maturing in 60 days or less will be valued at amortized cost.

When price quotes are not readily available for other Fund investments, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report for the fiscal year ended October 31, 2009, which is available upon request.

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PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

	Year Ended October 31, 2009	For the Period May 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$9.58	$15.10
Net investment income**	0.25	0.19
Net realized and unrealized gain (loss) on investments	1.33	(5.60)
TOTAL FROM INVESTMENT OPERATIONS	1.58	(5.41)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.23)	(0.11)
NET ASSET VALUE AT END OF PERIOD	$10.93	$9.58
SHARE PRICE AT END OF PERIOD***	$11.01	$9.34
NET ASSET VALUE TOTAL RETURN****	16.88%	(36.04	)%(a)
SHARE PRICE TOTAL RETURN****	20.75%	(37.64	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,837	$7,666
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.26%	0.25	%†
Net investment income	2.63%	3.58	%†
Portfolio turnover rate††	57%	78%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day of trading on the Exchange) to October 31, 2008 was (35.74)%. The share price total return from Fund Inception to October 31, 2008 was (38.01)%.

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PowerShares Autonomic Balanced NFA Global Asset Portfolio

	Year Ended October 31, 2009	For the Period May 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$10.20	$15.08
Net investment income**	0.29	0.20
Net realized and unrealized gain (loss) on investments	1.34	(4.96)
TOTAL FROM INVESTMENT OPERATIONS	1.63	(4.76)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.28)	(0.12)
NET ASSET VALUE AT END OF PERIOD	$11.55	$10.20
SHARE PRICE AT END OF PERIOD***	11.54	$10.46
NET ASSET VALUE TOTAL RETURN****	16.33%	(31.74	)%(a)
SHARE PRICE TOTAL RETURN****	13.30%	(30.02	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,545	$7,142
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.26%	0.25	%†
Net investment income	2.80%	3.64	%†
Portfolio turnover rate††	67%	67%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.07

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the Exchange) to October 31, 2008 was (31.56)%. The share price total return from Fund Inception to October 31, 2008 was (30.94)%.

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PowerShares Autonomic Growth NFA Global Asset Portfolio

	Year Ended October 31, 2009	For the Period May 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$9.04	$15.12
Net investment income**	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.34	(6.14)
TOTAL FROM INVESTMENT OPERATIONS	1.53	(6.02)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.17)	(0.06)
NET ASSET VALUE AT END OF PERIOD	$10.40	$9.04
SHARE PRICE AT END OF PERIOD***	$10.51	$8.90
NET ASSET VALUE TOTAL RETURN****	17.36%	(39.92	)%(a)
SHARE PRICE TOTAL RETURN****	20.46%	(40.86	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,881	$9,043
RATIO TO AVERAGE NET ASSETS OF:
Expenses	0.26%	0.25	%†
Net investment income	2.14%	2.36	%†
Portfolio turnover rate††	48%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the Exchange) to October 31, 2008 was (39.44)%. The share price total return from Fund Inception to October 31, 2008 was (41.13)%.

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Index Provider

New Frontier Advisors, acting under contract with New Frontier Management Company, LLC ("New Frontier Management"), is the Index Provider for the Funds. Neither New Frontier Advisors nor New Frontier Management is affiliated with the Trust, the Adviser or the Distributor.

No entity that creates, compiles, sponsors or maintains an Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of a Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the Underlying ETFs in the Underlying Indexes.

Disclaimers

The New Frontier Global Dynamic Balanced Index, New Frontier Global Dynamic Growth Index and New Frontier Global Dynamic Balanced Growth Index are trademarks of New Frontier Advisors and have been licensed for use for certain purposes by New Frontier Management, LLC, which has sub-licensed the Underlying Indexes for use for certain purposes to the Adviser.

Fund	Underlying Index
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced Growth IndexTM

PowerShares Autonomic Balanced NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced IndexTM

PowerShares Autonomic Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Growth IndexTM

The Funds are not sponsored, endorsed, sold or promoted by New Frontier Management, LLC or New Frontier Advisors, and neither company makes any representation regarding the advisability of investing in Shares of the Funds.

There is no relationship between New Frontier Advisors and the Adviser other than a license by New Frontier Management to the Adviser of certain New Frontier Management or New Frontier Advisors trademarks and trade names, and the New Frontier Global Dynamic Balanced Index(TM), New Frontier Global Dynamic Growth Index(TM) and New Frontier Global Dynamic Balanced Growth Index(TM) for use by the Adviser. Such trademarks, trade names and Underlying Indexes have been created and developed by New Frontier Advisors or New Frontier Management without regard to and independently of the Adviser, its businesses, its development of the Funds and/or any prospective investor.

New Frontier Advisors and New Frontier Management make no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares of the Funds, or any other person or entity, from the use of the New Frontier Global Dynamic Balanced Index(TM), New Frontier Global Dynamic Growth Index(TM) and New Frontier Global Dynamic Balanced Growth Index(TM), or any data

62

included therein in connection with the Funds, or for any other use. New Frontier Advisors and New Frontier Management expressly disclaim all warranties and conditions of merchantability, title or fitness for a particular purpose or use, with respect to the Funds or the New Frontier Global Dynamic Balanced Index(TM), New Frontier Global Dynamic Growth Index(TM) and New Frontier Global Dynamic Balanced Growth Index(TM) or to any data included therein, except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall New Frontier Advisors or New Frontier Management have any liability for any incidental, special, exemplary, punitive, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or tort (including negligence or otherwise), resulting from the use of the New Frontier Global Dynamic Balanced Index(TM), New Frontier Global Dynamic Growth Index(TM) and New Frontier Global Dynamic Balanced Growth Index(TM) or any data included therein.

Certain underlying indexes are trademarks of NYSE Arca which are licensed for use by Invesco PowerShares Capital Management LLC in connection with PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Growth Portfolio and PowerShares Dynamic Small Cap Value Portfolio (the "Products"). The products are not sponsored, or endorsed by NYSE Arca, and NYSE Arca makes no warranty or representation as to the accuracy and/or completeness of the Indexes or the trading of the Products.

The Products are not sponsored or endorsed by NYSE Arca, and NYSE Arca makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in the Shares particularly or the ability of the product to track the performance of any sector of the stock market. NYSE Arca's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and Indexes, which are determined, composed and calculated by NYSE Arca without regard to the Products. NYSE Arca has no obligation to take the needs of the Products or their shareholders into consideration in determining, composing or calculating the Indexes. NYSE Arca is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares of the Products. In addition, NYSE Arca acts as the exchange on which the Shares are traded. The underlying indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. NYSE Arca has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration when determining, composing or calculating the underlying indexes. NYSE Arca is not responsible for and has not participated in the determination of the prices and amount of Shares, the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. NYSE Arca has no obligation or liability in connection with the administration of the Trust or marketing of the Shares.

NYSE ARCA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE PRODUCTS, OWNERS OF THE SHARES OF THE PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A

63

PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYSE ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

None of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Japan Portfolio is sponsored, endorsed, sold or promoted by FTSE, and FTSE does not make any representation regarding the advisability of investing in Shares of these Funds.

FTSE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, FTSE's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the FTSE, FTSE RAFI Asia Pacific ex Japan Index, FTSE RAFI Developed Markets ex US Index and FTSE RAFI Japan Index.

The Shares of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Japan Portfolio are not in any way sponsored, endorsed, sold or promoted by FTSE, by the London Stock Exchange Plc (the "Exchange"), by The Financial Times Limited ("FT") or by Research Affiliates LLC ("RA"), and neither FTSE nor Exchange nor FT nor RA makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Sector Indexes or Underlying Index and/or the figure at which the said Underlying Sector Indexes or Underlying Index stand at any particular time on any particular day or otherwise. The Underlying Sector Indexes and Underlying Index are compiled and calculated by FTSE in conjunction with RA. However, neither FTSE nor the Exchange nor FT nor RA shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Sector Indexes or the Underlying Index, and neither FTSE nor the Exchange nor FT nor RA shall be under any obligation to advise any person of any error therein.

"FTSE®" is a trademark of the Exchange and FT and is used by the Adviser under license. "Research Affiliates" and "Fundamental Index" are trademarks of RA.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. FTSE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices. FTSE is not responsible for and has not participated in the determination of the prices and amount of Shares, the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. FTSE has no obligation or liability in connection with the administration of the Trust or marketing of the Shares. FTSE does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and FTSE shall have no liability for any errors, omissions, or interruptions therein. FTSE makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices, trading based on the Underlying Indices, any data included therein in connection with PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Japan Portfolio or for any other use. FTSE expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, PowerShares FTSE

64

RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Japan Portfolio, the Trust or the Shares except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall FTSE have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Japan Portfolio, the Trust or the Shares, even if notified of the possibility of such damages.

Zacks Investment Research's ("Zacks") only relationship to the Adviser, the Trust or the Distributor is Zack's licensing to the Adviser certain Zacks trademarks, Indexes and trade names, which are composed by Zacks without regard to the Adviser, the Funds or any investor.

The only relationship that Zacks has with the Adviser or Distributor of PowerShares Zacks Micro Cap Portfolio in connection with PowerShares Zacks Micro Cap Portfolio is that Zacks has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Zacks Micro Cap Value Index. The Zacks Micro Cap Value Index is selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Zacks Micro Cap Portfolio. Zacks has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Zacks Micro Cap Portfolio into consideration in the determination and calculation of the Zacks Micro Cap Value Index. Zacks is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the shares of PowerShares Zacks Micro Cap Portfolio or in the determination or calculation of the asset value of PowerShares Zacks Micro Cap Portfolio. Zacks does not have any obligation or liability in connection with the administration, marketing or trading of PowerShares Zacks Micro Cap Portfolio.

ZACKS SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO POWERSHARES ZACKS MICRO CAP PORTFOLIO OR THE ZACKS MICRO CAP VALUE INDEX. ZACKS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF POWERSHARES ZACKS MICRO CAP PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. ZACKS DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES ZACKS MICRO CAP PORTFOLIO, TO THE ZACKS MICRO CAP VALUE INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ZACKS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH POWERSHARES ZACKS MICRO CAP PORTFOLIO OR THE ZACKS MICRO CAP VALUE INDEX, EVEN IF ZACKS IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without

65

limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.InvescoPowerShares.com.

Other Information

For purposes of the 1940 Act, the Funds are treated as registered investment companies and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

Continuous Offering

The method by which Creation Unit Aggregations of Fund's Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act") may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take

66

advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For More Information

For more detailed information on the Trust, the Funds and the Shares, you may request a copy of the Funds' SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders, as applicable. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. More information about the fees, expenses, investment objectives, strategies and risks of the PowerShares ETFs in which the Funds invest may be found in the prospectus for each PowerShares ETF at www.InvescoPowerShares.com. If you have questions about the Funds, the Shares, the Underlying PowerShares ETFs or you wish to obtain the SAI or Annual and/or Semi-Annual Report free of charge, or to make Shareholder inquiries, please:

Call:  Invesco Aim Distributors, Inc. at 1-800-983-0903
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust II
c/o Invesco Aim Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.InvescoPowerShares.com

Information about the Funds (including the SAI) and the Underlying ETFs can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21977.

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PowerShares Exchange-Traded Fund Trust II
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PS-PRO-11

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated February 26, 2010

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated February 26, 2010 for PowerShares Exchange-Traded Fund Trust II (the "Trust") relating to the series of the Trust listed below, as it may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares DWA Developed Markets Technical Leaders Portfolio	NYSE Arca, Inc.	PIZ

PowerShares DWA Emerging Markets Technical Leaders Portfolio	NYSE Arca, Inc.	PIE

PowerShares Dynamic Developed International Opportunities Portfolio	NYSE Arca, Inc.	PFA

PowerShares Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.	PXR

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.	PAF

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.	PXF

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.	PDN

PowerShares FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.	PXH

PowerShares FTSE RAFI Europe Portfolio	NYSE Arca, Inc.	PEF

PowerShares FTSE RAFI Japan Portfolio	NYSE Arca, Inc.	PJO

PowerShares Global Agriculture Portfolio	NASDAQ Stock Market	PAGG

PowerShares Global Biotech Portfolio	NASDAQ Stock Market	PBTQ

PowerShares Global Clean Energy Portfolio	NYSE Arca, Inc.	PBD

PowerShares Global Coal Portfolio	NASDAQ Stock Market	PKOL

PowerShares Global Gold and Precious Metals Portfolio	NASDAQ Stock Market	PSAU

PowerShares Global Nuclear Energy Portfolio	NYSE Arca, Inc.	PKN

PowerShares Global Progressive Transportation Portfolio	NASDAQ Stock Market	PTRP

PowerShares Global Steel Portfolio	NASDAQ Stock Market	PSTL

PowerShares Global Water Portfolio	NYSE Arca, Inc.	PIO

PowerShares Global Wind Energy Portfolio	NASDAQ Stock Market	PWND

PowerShares MENA Frontier Countries Portfolio	NASDAQ Stock Market	PMNA

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 34 portfolios. This SAI relates to PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio (each a "Fund" and, together, the "Funds"). All of the Funds, except for PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, are "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

The other 13 funds of the Trust, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Build America Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio and PowerShares CEF Income Composite Portfolio, are included in two separate prospectuses.

The Funds are managed by Invesco PowerShares Capital Management LLC (the "Adviser").

The Funds (except PowerShares MENA Frontier Countries Portfolio) issue and sell Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally for a basket of securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). Due to various legal and operational constraints in certain frontier countries in the Middle East and North Africa, the PowerShares MENA Frontier Countries Portfolio issues and sells Shares at NAV in Creation Unit Aggregations, generally in exchange for a significant Cash Component and an in-kind component consisting of Deposit Securities not subject to such constraints.

The Shares of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Nuclear Energy Portfolio and PowerShares Global Water Portfolio are listed on NYSE Arca, Inc. ("NYSE Arca"). The Shares of PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are listed on The NASDAQ Stock Market ("NASDAQ" and, together with NYSE Arca, the "Exchanges"). Fund Shares trade on the relevant Exchange at market prices that may be below, at or above NAV. The Shares are redeemable only in Creation Unit Aggregations and, except for PowerShares MENA Frontier Countries Portfolio, principally for portfolio securities

1

and a specified cash payment. PowerShares MENA Frontier Countries Portfolio currently intends to effect redemptions principally for cash and partially in-kind. Creation Units are aggregations of 50,000 Shares (100,000 Shares with respect to PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and 75,000 Shares with respect to PowerShares Global Clean Energy Portfolio and PowerShares MENA Frontier Countries Portfolio).

All Funds reserve the right to offer a "cash" option for creations and redemptions of Fund Shares, as is generally the case for PowerShares MENA Frontier Countries Portfolio. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of Shares of a Fund will continue to be met. The Exchanges may, but are not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of an Underlying Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the relevant Exchange, makes further dealings on the Exchange inadvisable. The Exchanges will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchanges, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of PowerShares DWA Developed Markets Technical Leaders Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Dorsey Wright® Developed Markets Technical Leaders Index (the "Underlying Index").

The investment objective of PowerShares DWA Emerging Markets Technical Leaders Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Dorsey Wright® Emerging Markets Technical Leaders Index (the "Underlying Index").

The investment objective of PowerShares Dynamic Developed International Opportunities Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the QSG Developed International Opportunities Index (the "Underlying Index").

The investment objective of PowerShares Emerging Markets Infrastructure Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the S-Network Emerging Infrastructure Builders IndexSM (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed Asia Pacific ex Japan Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Developed ex US Index (the "Underlying Index").

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The investment objective of PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the FTSE RAFI Developed ex US Mid Small 1500 Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Emerging Markets Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the index called the FTSE RAFI Emerging Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Europe Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE RAFI Europe Index (the "Underlying Index").

The investment objective of PowerShares FTSE RAFI Japan Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the FTSE RAFI Japan Index (the "Underlying Index").

The investment objective of PowerShares Global Agriculture Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Agriculture IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Biotech Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Biotechnology IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Clean Energy Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the WilderHill New Energy Global Innovation Index (the "Underlying Index").

The investment objective of PowerShares Global Coal Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Coal IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Gold and Precious Metals Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Gold and Precious Metals IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Nuclear Energy Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the WNA Nuclear Energy IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Progressive Transportation Portfolio is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Steel Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Global Steel IndexSM (the "Underlying Index").

The investment objective of PowerShares Global Water Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the Palisades Global Water Index (the "Underlying Index").

The investment objective of PowerShares Global Wind Energy Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Clean Edge® Global Wind Energy Index (the "Underlying Index").

The investment objective of PowerShares MENA Frontier Countries Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the NASDAQ OMX Middle East North Africa IndexSM (the "Underlying Index").

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Investment Restrictions

The Board of Trustees of the Trust (the "Board") has adopted as fundamental policies the Funds' respective investment restrictions numbered (1) through (9) below. Investment restrictions (1) and (2) only apply to PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio. Except as noted in the prior sentence, each Fund, as a fundamental policy, may not:

(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities of any class of securities of any one issuer.

(3)  Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4)  Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(5)  Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the "Securities Act") in connection with the purchase and sale of portfolio securities.

(6)  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(8)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(9)  Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction. With respect to restriction (4), in the event that a Fund's borrowings at any time exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less the Fund's liabilities (other than borrowings) due to subsequent changes in the value of the Fund's assets or otherwise, within three business days, the Fund will take corrective action to reduce the amount of its borrowings to an extent that such borrowings will not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less the Fund's liabilities (other than borrowings).

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's Shares present at a meeting, if the holders of more than 50% of the Fund's Shares are present or represented by proxy, or (ii) more than 50% of the Fund's Shares, whichever is less.

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In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board without shareholder approval. Each Fund may not:

(1)  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4)  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of each Fund's investment policies and the risks associated with an investment in the Funds is contained in the "Summary Information—Principal Investment Strategies" and "Summary Information—Principal Risks of Investing in the Fund" applicable to each Fund and the "Additional Information About the Funds' Strategies and Risks" sections of the Funds' Prospectus. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stock. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stock which typically has a liquidation preference and which may have stated optional or mandatory redemption provisions, common stock has neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

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Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of its Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund's fiscal year-end by comparing the Fund's average monthly total returns, before fees and expenses, to the Underlying Index's average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the "tracking error" between the two. Tracking error means the variation between each Fund's annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one-year period by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's returns.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the Securities and Exchange Commission ("SEC"), which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous

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if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. Each Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime 1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Real Estate Investment Trusts ("REITs"). Except for PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio, each Fund may invest in the securities of REITs, which pool investors' funds for investments primarily in commercial real estate properties, to the extent allowed by law. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Funds may invest in both publicly and privately traded REITs.

The Funds could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate, including

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difficulties in valuing and trading real estate, declines in the values of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operated expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are therefore subject to the risk of financing single or a limited number of projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Funds. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on an exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer, whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

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Each Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in an Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to an Underlying Index, if the index underlying the futures contract differs from the Underlying Index.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment company claims an exclusion from regulation as a commodity pool operator. Each Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the

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registration and regulatory requirements of the CEA. There are no limitations on the extent to which a Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectus and this SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty"), based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party, based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash, or highly liquid securities, having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Certain Funds may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. In a credit default swap, two parties enter into an agreement whereby one party pays the other a fixed periodic coupon for the specified life of the agreement. The selling party makes no payments unless a specified credit event occurs. Credit events are typically defined to include a material default, bankruptcy or debt restructuring for a specified reference asset. If such a credit event occurs, the party makes a payment to the first party, and the swap then terminates.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the purchaser in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the purchaser is required to pay the seller a periodic stream of payments over the term of the contract, provided that no event of default has occurred. If no default occurs, the seller would keep the stream of payments and would have no payment obligations. The seller is subject to investment exposure on the notional amount of the swap.

The purchase of a credit default swap incurs the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

Portfolio Turnover

For the fiscal years ended October 31, 2008 and October 31, 2009, the PowerShares Global Steel Portfolio's portfolio turnover rates were 280% and 20%, respectively. This variation resulted from reconstitutions in the PowerShares Global Steel Portfolio's Underlying Index.

10

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the "Investment Advisory Agreement") is the responsibility of the Board. The Trust currently has five Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two Trustees (the "Management Trustees") are affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust and three other exchange-traded fund trusts advised by the Adviser (collectively, the "Fund Family"), as well as portfolios advised by an affiliated person of the Adviser.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	102	None

Todd J. Barre (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	39	None

Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	102	None

11

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Philip M. Nussbaum (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	102	None

Donald H. Wilson (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	102	None

*  This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Management Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustees and the other directorships, if any, held by the Management Trustees, are shown below.

Name, Address and Age of Management Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Management Trustees	Other Directorships Held by Management Trustees
H. Bruce Bond (45) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	102	None

12

Name, Address and Age of Management Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Management Trustees	Other Directorships Held by Management Trustees
Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Aim Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	39	None

Name, Address and Age of Executive Officers	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Aim Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer since 2007; Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly, Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President—Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (28) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2007-Present); formerly, Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

13

Name, Address and Age of Executive Officers	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kevin R. Gustafson (44) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel, Invesco PowerShares Capital Management LLC (2004-Present); formerly, Chief Compliance Officer, Invesco PowerShares Capital Management LLC (2004-2008)

*  This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in PowerShares DWA Developed Markets Technical Leaders Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares DWA Emerging Markets Technical Leaders Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Dynamic Developed International Opportunities Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Emerging Markets Infrastructure Portfolio (As of December 31, 2009)
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	Over $100,000	Over $100,000	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares FTSE RAFI Emerging Markets Portfolio (As of December 31, 2009)
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	$50,001-$100,000
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	Over $100,000	None	None
H. Bruce Bond	None	Over $100,000	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in PowerShares FTSE RAFI Europe Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares FTSE RAFI Japan Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Global Agriculture Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Global Biotech Portfolio (As of December 31, 2009)
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	$10,001-$50,000	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None

14

Name of Trustee	Dollar Range of Equity Securities in PowerShares Global Clean Energy Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Global Coal Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Global Gold and Precious Metals Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Global Nuclear Energy Portfolio (As of December 31, 2009)
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in PowerShares Global Progressive Transportation Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Global Steel Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Global Water Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Global Wind Energy Portfolio (As of December 31, 2009)
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	Under $10,000	None
H. Bruce Bond	None	None	None	None
Kevin M. Carome	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in PowerShares MENA Frontier Countries Portfolio (As of December 31, 2009)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Family (As of December 31, 2009)
Ronn R. Bagge	None	Over $100,000
Todd J. Barre	None	None
Marc M. Kole	None	Over $100,000
Philip M. Nussbaum	None	Over $100,000
Donald H. Wilson	None	Over $100,000
H. Bruce Bond	None	Over $100,000
Kevin M. Carome	None	None

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

The trusts in the Fund Family pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the "Retainer"). Effective May 1, 2009, the Retainer is allocated half pro rata among all of the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Prior to May 1, 2009, the Trust and the PowerShares Exchange-Traded Fund Trust (the "Initial Trust") paid $155,000 of the Retainer, half of which was allocated pro rata between the funds of the Trust and the Initial Trust, and the other half of which was allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets. The other trusts in the Fund Family paid the remaining $40,000 of the Retainer. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

15

The Trust has a deferred compensation plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board throughout the year. Each Independent Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one to five of the funds of the Initial Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan.

During the fiscal year ended October 31, 2009, the Board held six meetings.

The Board has an Audit Committee. Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended October 31, 2009, the Audit Committee held five meetings.

The Board also has a Nominating and Governance Committee. Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption "Shareholder Communications." During the fiscal year ended October 31, 2009, the Nominating and Governance Committee held four meetings.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2009.

Name of Trustee	Aggregate Compensation From Trust		Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (1)
Ronn R. Bagge	$55,710		N/A	$205,000
Todd J. Barre	$0	(2)	N/A	$0	(2)
Marc M. Kole	$55,710		N/A	$205,000
Philip M. Nussbaum	$52,767		N/A	$195,000
Donald H. Wilson	$52,767		N/A	$195,000
H. Bruce Bond	N/A		N/A	N/A
Kevin M. Carome	N/A		N/A	N/A

(1)  The amounts shown in this column represent the aggregate compensation paid by all of the series of the trusts in the Fund Family as of October 31, 2009 before deferral by the Trustees under the DC Plan. As of October 31, 2009, the values of the deferral accounts for Messrs. Bagge and Nussbaum pursuant to the DC Plan were $39,144 and $395,746, respectively.

(2)  Mr. Barre did not receive any compensation from the Trust during its last fiscal year as he was not a member of the Board during such time.

Except as follows, as of December 31, 2009, the trustees and officers of the Trust, as a group, owned less than 1% of each Fund's outstanding shares. The following trustees and/or officers beneficially owned 1% or more of a Fund's outstanding shares as of December 31, 2009, as noted below.

Fund Name	Name of Beneficial Owner	Number of Shares	Percent of Fund
PowerShares Autonomic Growth NFA Global Asset Portfolio*	H. Bruce Bond	600,000	63.16%

*  As of December 31, 2009, the trustees and officers of PowerShares Exchange-Traded Fund Trust II (other than Mr. Bond), as a group, owned less than 1% of the Fund's outstanding shares.

16

Shareholder Communications. Shareholders may send communications to the Trust's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust's office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the funds. Mr. Hubbard receives management assistance from Joshua Betts, Brian McGreal and Travis Trampe.

As of October 31, 2009, in addition to 34 Funds of the Trust, Mr. Hubbard managed 62 portfolios of the Initial Trust with a total of approximately $8.5 billion in assets, one portfolio of the PowerShares India Exchange-Traded Fund Trust with a total of approximately $264.3 million in assets, no other pooled investment vehicles and 19 exchange-traded funds traded in Europe with approximately $814.4 million in assets.

As of October 31, 2009, in addition to 22 Funds of the Trust, Mr. Betts managed four portfolio of the Initial Trust with a total of approximately $942.2 million in assets, one portfolio of the PowerShares India Exchange-Traded Fund Trust with a total of approximately $264.3 million in assets, no other pooled investment vehicles and 18 exchange-traded funds traded in Europe with approximately $703.9 million in assets.

As of October 31, 2009, in addition to 21 Funds of the Trust, Mr. McGreal managed three portfolios of the Initial Trust with a total of approximately $267.2 million in assets, one portfolio of the PowerShares India Exchange-Traded Fund Trust with a total of approximately $264.3 million in assets, no other pooled investment vehicles and 18 exchange-traded funds traded in Europe with approximately $703.9 million in assets.

As of October 31, 2009, in addition to 21 Funds of the Trust, Mr. Trampe managed two portfolios of the Initial Trust with a total of approximately $290.8 million in assets, one portfolio of the PowerShares India Exchange-Traded Fund Trust with a total of approximately $264.3 million in assets, no other pooled investment vehicles and 18 exchange-traded funds traded in Europe with a total of approximately $703.9 million in assets.

Although the Funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of October 31, 2009, Messrs. Betts, McGreal and Trampe did not own any securities of the Funds.

17

As of October 31, 2009, the dollar range of securities beneficially owned by Mr. Hubbard in the Trust was $10,001-$50,000. The portfolio holdings of Mr. Hubbard, as of October 31, 2009, in the Funds in which he owns securities are shown below.

Peter Hubbard

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Autonomic Growth NFA Global Asset Portfolio		X

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. For its services to each Fund, each Fund has agreed to pay an annual unitary management fee, paid monthly, equal to a percentage of its average daily net assets set forth in the chart below (the "Advisory Fee").

Fund	Advisory Fee
PowerShares DWA Developed Markets Technical Leaders Portfolio	0.80%
PowerShares DWA Emerging Markets Technical Leaders Portfolio	0.90%
PowerShares Dynamic Developed International Opportunities Portfolio	0.75%
PowerShares Emerging Markets Infrastructure Portfolio	0.75%
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%
PowerShares FTSE RAFI Emerging Markets Portfolio	0.85%
PowerShares FTSE RAFI Europe Portfolio	0.75%
PowerShares FTSE RAFI Japan Portfolio	0.75%
PowerShares Global Agriculture Portfolio	0.75%
PowerShares Global Biotech Portfolio	0.75%
PowerShares Global Clean Energy Portfolio	0.75%
PowerShares Global Coal Portfolio	0.75%
PowerShares Global Gold and Precious Metals Portfolio	0.75%
PowerShares Global Nuclear Energy Portfolio	0.75%
PowerShares Global Progressive Transportation Portfolio	0.75%
PowerShares Global Steel Portfolio	0.75%
PowerShares Global Water Portfolio	0.75%
PowerShares Global Wind Energy Portfolio	0.75%
PowerShares MENA Frontier Countries Portfolio	0.95%*

*  With respect to PowerShares MENA Frontier Countries Portfolio, the Adviser has voluntarily agreed to waive 0.25% of its Advisory Fee for its investment advisory services to the Fund through April 20, 2011. After giving effect to such voluntary waiver, the Advisory Fee will be 0.70%.

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The Advisory Fees paid by each Fund to the Adviser during the Fund's fiscal years ended October 31, 2007, 2008 and 2009, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of investment operations of that Fund, are set forth in the chart below.

	Advisory Fees Paid for the Fiscal Year Ended			Net Advisory Fees Waived for Fiscal Year Ended
Fund	October 31, 2009	October 31, 2008	October 31, 2007	October 31, 2009	October 31, 2008	October 31, 2007	Date of Commencement of Investment Operations
PowerShares DWA Developed Markets Technical Leaders Portfolio	$169,271	$278,731	N/A	N/A	N/A	N/A	12/27/2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio	$156,881	$221,385	N/A	N/A	N/A	N/A	12/27/2007
PowerShares Dynamic Developed International Opportunities Portfolio	$350,131	$505,603	$70,458	N/A	N/A	N/A	06/13/2007
PowerShares Emerging Markets Infrastructure Portfolio	$248,286	$643	N/A	N/A	N/A	N/A	10/15/2008
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	$161,648	$177,381	$29,898	N/A	N/A	N/A	06/25/2007
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$729,122	$506,586	$40,734	N/A	N/A	N/A	06/25/2007
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$130,134	$114,506	$3,695	N/A	N/A	N/A	09/27/2007
PowerShares FTSE RAFI Emerging Markets Portfolio	$893,683	$582,583	$6,857	N/A	N/A	N/A	09/27/2007
PowerShares FTSE RAFI Europe Portfolio	$48,057	$63,194	$13,400	N/A	N/A	N/A	06/25/2007
PowerShares FTSE RAFI Japan Portfolio	$50,540	$56,509	$23,163	N/A	N/A	N/A	06/25/2007
PowerShares Global Agriculture Portfolio	$102,151	$1,699	N/A	N/A	N/A	N/A	09/16/2008
PowerShares Global Biotech Portfolio	$16,987	$2,019	N/A	N/A	N/A	N/A	09/16/2008
PowerShares Global Clean Energy Portfolio	$1,085,529	$1,251,237	$124,685	N/A	N/A	N/A	06/13/2007
PowerShares Global Coal Portfolio	$40,136	$1,615	N/A	N/A	N/A	N/A	09/16/2008
PowerShares Global Gold and Precious Metals Portfolio	$97,115	$2,006	N/A	N/A	N/A	N/A	09/16/2008
PowerShares Global Nuclear Energy Portfolio	$218,261	$146,719	N/A	N/A	N/A	N/A	04/01/2008
PowerShares Global Progressive Transportation Portfolio	$16,918	$1,846	N/A	N/A	N/A	N/A	09/16/2008
PowerShares Global Steel Portfolio	$13,949	$1,480	N/A	N/A	N/A	N/A	09/16/2008
PowerShares Global Water Portfolio	$1,543,687	$2,307,680	$369,492	N/A	N/A	N/A	06/13/2007
PowerShares Global Wind Energy Portfolio	$235,566	$41,330	N/A	N/A	N/A	N/A	06/27/2008
PowerShares MENA Frontier Countries Portfolio	$135,929	$79,301	N/A	$35,771	$20,869	N/A	07/07/2008

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds and manages the investment of the Funds' assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and

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is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Administrator. The Bank of New York Mellon ("BNYM" or the "Administrator") serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286. BNYM serves as administrator for the Trust pursuant to an administrative services agreement (the "Administrative Services Agreement"). Under the Administrative Services Agreement, BNYM is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BNYM will generally assist in all aspects of the Trust's and the Funds' operations, including supply and maintain office facilities (which may be in BNYM's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust (the "Declaration"), by-laws, investment objectives and policies and federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee. Effective June 1, 2009, a fee reduction of approximately $1.2 million per year over a five-year period will be applied to all domestic Invesco accounts, including the Trust and the other trusts in the Fund Family that are serviced by BNYM. The portion of such fee reduction in the amount of $912,000 will be allocated to the Trust and the other trusts in the Fund Family that are serviced by BNYM for the calendar year ended December 31, 2009. The fee reduction amounts for the remaining years may vary.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM (the "Custodian" or "Transfer Agent"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the "Custodian Agreement"). As custodian, BNYM holds the Funds' assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BNYM serves as Fund accounting agent pursuant to a fund accounting agreement (the "Fund Accounting Agreement"). As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.

Distributor. Invesco Aim Distributors, Inc. (the "Distributor") is the distributor of the Funds' Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectuses and below under the heading "Creation and Redemption of Creation Unit Aggregations."

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 , as amended, and a member of the Financial Industry Regulatory Authority ("FINRA").

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The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based.

Fund	Underlying Index
PowerShares DWA Developed Markets Technical Leaders Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index

PowerShares DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index

PowerShares Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

PowerShares Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex US Index

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex US Mid Small 1500 Index

PowerShares FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

PowerShares FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

PowerShares FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

PowerShares Global Agriculture Portfolio	NASDAQ OMX Global Agricultural IndexSM

PowerShares Global Biotech Portfolio	NASDAQ OMX Global Biotechnology IndexSM

PowerShares Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

PowerShares Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

PowerShares Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM

PowerShares Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

PowerShares Global Progressive Transportation Portfolio	Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM

PowerShares Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

PowerShares Global Water Portfolio	Palisades Global Water Index

PowerShares Global Wind Energy Portfolio	NASDAQ OMX Clean Edge® Global Wind Energy Index

PowerShares MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

The Dorsey Wright® Developed Markets Technical Leaders Index and Dorsey Wright® Emerging Markets Technical Leaders Index are compiled by Dorsey Wright. The QSG Developed International Opportunities Index is compiled by Quantitative Services Group, LLC ("QSG"). The S-Network Emerging Infrastructure Builders IndexSM is calculated and maintained by Standard & Poor's Custom Indices on behalf of S-Network Global Indexes LLC. The FTSE RAFI Developed Asia Pacific ex Japan Index, FTSE RAFI Developed Markets ex US Index, FTSE RAFI Developed ex US Mid Small 1500 Index, FTSE RAFI Emerging Index, FTSE RAFI Europe Index and FTSE RAFI Japan Index are compiled by FTSE and Research Affiliates ("RA"). The NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM and NASDAQ OMX Global Steel IndexSM are calculated and maintained by Standard & Poor's Custom Indices on behalf of NASDAQ OMX. The NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM are calculated and maintained by NASDAQ OMX. The WilderHill New Energy Global Innovation Index is compiled

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by WilderHill New Energy Finance, LLC ("WilderHill"). The WNA Nuclear Energy IndexSM is calculated and maintained by Standard & Poor's Custom Indices on behalf of WNA Global Indexes, LLC. The Palisades Global Water Index is compiled by Water Index Associates, LLC ("Water Index Associates").

Dorsey Wright is not affiliated with PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio or with the Adviser. The PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio are entitled to use their respective Underlying Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indices and marks to the Fund at no cost. The Adviser has a licensing agreement with Dorsey Wright.

The only relationships that Dorsey Wright has with the Adviser of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio in connection with such Funds are that Dorsey Wright has licensed certain of their intellectual property assets, including the determination of the component securities of the Underlying Indices and the name of the Underlying Indices. The Underlying Indices are selected and calculated without regard to the Adviser, Distributor or owners of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio. Dorsey Wright has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio into consideration in the determination and calculation of the Underlying Indices. Dorsey Wright is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio or in the determination or calculation of the asset value of PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DORSEY WRIGHT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE UNDERLYING INDICES. DORSEY WRIGHT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR, THE TRUST OR OWNERS OF SHARES OF POWERSHARES DWA DEVELOPED MARKETS TECHNICAL LEADERS PORTFOLIO AND POWERSHARES DWA EMERGING MARKETS TECHNICAL LEADERS PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES, TRADING BASED ON THE UNDERLYING INDICES, ANY DATA INCLUDED THEREIN IN CONNECTION WITH POWERSHARES DWA DEVELOPED MARKETS TECHNICAL LEADERS PORTFOLIO AND POWERSHARES DWA EMERGING MARKETS TECHNICAL LEADERS PORTFOLIO, OR FOR ANY OTHER USE. DORSEY WRIGHT EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES DWA DEVELOPED MARKETS TECHNICAL LEADERS PORTFOLIO AND POWERSHARES DWA EMERGING MARKETS TECHNICAL LEADERS PORTFOLIO OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE RESPECTIVE LICENSE AGREEMENTS WITH THE ADVISER. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DORSEY WRIGHT HAVE ANY LIABILITY FOR ANY SPECIAL, EXEMPLARY, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), HOWEVER CAUSED AND ON ANY THEORY OF LIABILITY, WHETHER IN CONTRACT, STRICT LIABILITY OR TORT (INCLUDING NEGLIGENCE OR OTHERWISE), RESULTING FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares DWA Developed Markets Technical Leaders Portfolio and PowerShares DWA Emerging Markets Technical Leaders Portfolio are not sponsored, endorsed, sold or promoted by S&P or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging

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Markets Technical Leaders Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio particularly or the ability of the Dorsey Wright® Developed Markets Technical Leaders Index or the Dorsey Wright® Emerging Markets Technical Leaders Index to track general stock market performance. S&P's and its third party licensor's only relationship to the Dorsey Wright or the Adviser is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Dorsey Wright® Developed Markets Technical Leaders Index and the Dorsey Wright® Emerging Markets Technical Leaders Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio or the timing of the issuance or sale of PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio or in the determination or calculation of the equation by which PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of PowerShares DWA Developed Markets Technical Leaders Portfolio or PowerShares DWA Emerging Markets Technical Leaders Portfolio.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor's® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc. "Calculated by S&P Custom Indices" and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Dorsey Wright.

FTSE, RA, WilderHill, Water Index Associates and QSG are not affiliated with PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio or with the Adviser. Each Fund is entitled to use its respective Underlying Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indices and marks to PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio at no cost. The Adviser has a licensing agreement with FTSE, RA, WilderHill, Water Index Associates and QSG.

The only relationships that FTSE, RA, WilderHill, Water Index Associates or QSG has with the Adviser or Distributor of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE

23

RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio in connection with such Funds are that FTSE, RA, WilderHill, Water Index Associates and QSG have licensed certain of their intellectual property, including the determination of the component securities of the Underlying Indices and the name of the Underlying Indices; and the Exchanges list the Shares of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio pursuant to listing agreements with the Trust. The Underlying Indices are selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio. FTSE, RA, WilderHill, Water Index Associates and QSG have no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio into consideration in the determination and calculation of the Underlying Indices. FTSE, RA, WilderHill, Water Index Associates and QSG are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio or in the determination or calculation of the asset value of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio. FTSE, RA, WilderHill, Water Index Associates and QSG have no obligation or liability in connection with the administration, marketing or trading of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio.

FTSE, RA, WILDERHILL, WATER INDEX ASSOCIATES AND QSG SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO, POWERSHARES FTSE RAFI EUROPE PORTFOLIO, POWERSHARES FTSE RAFI JAPAN PORTFOLIO, POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO AND POWERSHARES GLOBAL WATER PORTFOLIO OR THE UNDERLYING INDICES. FTSE, RA, WILDERHILL, WATER INDEX ASSOCIATES AND QSG MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES

24

PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO, POWERSHARES FTSE RAFI EUROPE PORTFOLIO, POWERSHARES FTSE RAFI JAPAN PORTFOLIO, POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO AND POWERSHARES GLOBAL WATER PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES, TRADING BASED ON THE UNDERLYING INDICES, ANY DATA INCLUDED THEREIN IN CONNECTION WITH POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO, POWERSHARES FTSE RAFI EUROPE PORTFOLIO, POWERSHARES FTSE RAFI JAPAN PORTFOLIO, POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO, POWERSHARES GLOBAL WATER PORTFOLIO AND POWERSHARES INTERNATIONAL LISTED PRIVATE EQUITY PORTFOLIO, OR FOR ANY OTHER USE. FTSE, RA, WILDERHILL, WATER INDEX ASSOCIATES AND QSG EXPRESSLY DISCLAIM ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO, POWERSHARES FTSE RAFI EUROPE PORTFOLIO, POWERSHARES FTSE RAFI JAPAN PORTFOLIO, POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO AND POWERSHARES GLOBAL WATER PORTFOLIO OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE RESPECTIVE LICENSE AGREEMENTS WITH THE ADVISER. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE, RA, WILDERHILL, WATER INDEX ASSOCIATES OR QSG HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO, POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO, POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO, POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO, POWERSHARES FTSE RAFI EUROPE PORTFOLIO, POWERSHARES FTSE RAFI JAPAN PORTFOLIO, POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO AND POWERSHARES GLOBAL WATER PORTFOLIO, THE UNDERLYING INDICES, EVEN IF FTSE, RA, WILDERHILL, WATER INDEX ASSOCIATES OR QSG ARE NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S-Network Global Indexes, LLCSM and S-Network Emerging Infrastructure Builders IndexSM, are service marks of S-Network Global Indexes, LLC and have been licensed for use by the Adviser. PowerShares Emerging Markets Infrastructure Portfolio is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC and S-Network Global Indexes, LLC makes no representation regarding the advisability of investing in such product.

The PowerShares Emerging Markets Infrastructure Portfolio is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC ("S-NET"). S-NET makes no representation or warranty, express or implied, to the owners of PowerShares Emerging Markets Infrastructure Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Emerging Markets Infrastructure Portfolio particularly or the ability of the S-Network Emerging Infrastructure Builders IndexSM to track the performance of the securities market. S-NET's only relationship to the Licensee is the licensing of certain service marks and trade names of S-NET and of the S-Network Emerging Infrastructure Builders IndexSM that is determined, composed and calculated by S-NET without regard to the Licensee or PowerShares Emerging Markets Infrastructure Portfolio. S-NET has no

25

obligation to take the needs of the Licensee or the owners of PowerShares Emerging Markets Infrastructure Portfolio into consideration in determining, composing or calculating the S-Network Emerging Infrastructure Builders IndexSM. S-NET is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of PowerShares Emerging Markets Infrastructure Portfolio to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. S-NET has no obligation or liability in connection with the administration, marketing or trading of PowerShares Emerging Markets Infrastructure Portfolio.

S-NET DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S-NET INDEX OR ANY DATA INCLUDED THEREIN, AND S-NET SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NET MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE S-NETWORK EMERGING INFRASTRUCTURE BUILDERS INDEXSM, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S-NET INDEX OR ANY DATA INCLUDED THEREIN. S-NET MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S-NET INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S-NET HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the applicable Fund. The Corporations make no representation or warranty, express or implied to the owners of the applicable Fund or any member of the public regarding the advisability of investing in securities generally or in the applicable Fund particularly, or the ability of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM to track general stock market performance. The Corporations' only relationship to PowerShares ("Licensee") is in the licensing of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM trade/service marks, and certain trade names of the Corporations and the use of the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the applicable Fund. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the applicable Fund into consideration in determining, composing or calculating the NASDAQ OMX Global Agricultural IndexSM, NASDAQ OMX Global Biotechnology IndexSM, NASDAQ OMX Global Coal IndexSM, Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM, NASDAQ OMX Global Gold and Precious Metals IndexSM, NASDAQ OMX Global Steel IndexSM, NASDAQ OMX Clean Edge® Global Wind Energy Index and NASDAQ OMX Middle East North Africa IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to

26

be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the applicable Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM, OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P OR ITS THIRD PARTY LICENSORS. NEITHER S&P NOR ITS THIRD PARTY LICENSORS MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN POWERSHARES

27

GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO PARTICULARLY OR THE ABILITY OF THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P'S AND ITS THIRD PARTY LICENSOR'S ONLY RELATIONSHIP TO THE FUND, THE TRUST OR THE DISTRIBUTOR IS THE LICENSING OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES OF S&P AND/OR ITS THIRD PARTY LICENSORS AND FOR THE PROVIDING OF CALCULATION AND MAINTENANCE SERVICES RELATED TO THE NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM. NEITHER S&P NOR ITS THIRD PARTY LICENSORS IS RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO IS TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF POWERSHARES GLOBAL AGRICULTURE PORTFOLIO, POWERSHARES GLOBAL BIOTECH PORTFOLIO, POWERSHARES GLOBAL COAL PORTFOLIO, POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO, POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO, POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO, POWERSHARES GLOBAL STEEL PORTFOLIO, POWERSHARES GLOBAL WIND ENERGY PORTFOLIO AND POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR

28

THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY OR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, NASDAQ OMX GLOBAL AGRICULTURAL INDEXSM, NASDAQ OMX GLOBAL BIOTECHNOLOGY INDEXSM, NASDAQ OMX GLOBAL COAL INDEXSM, WILDER NASDAQ OMX GLOBAL ENERGY EFFICIENT TRANSPORT INDEXSM, NASDAQ OMX GLOBAL GOLD AND PRECIOUS METALS INDEXSM, NASDAQ OMX GLOBAL STEEL INDEXSM, NASDAQ OMX CLEAN EDGE® GLOBAL WIND ENERGY INDEX AND NASDAQ OMX MIDDLE EAST NORTH AFRICA INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor's® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; "Calculated by S&P Custom Indices" and its related stylized mark are service marks of The McGraw-Hill Companies, Inc.

Wilder Transport Index LLC makes no warranty, expressed or implied, as to the results to be obtained by any person or entity from the use of the Index, trading based on the Index, or any data included therein in connection with the products, or for any other use. Wilder Transport Index LLC makes no warranties, express or implied and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein.

The PowerShares Global Progressive Transportation Portfolio has not been passed on by Wilder Transport Index LLC as to its legality or suitability. The PowerShares Global Energy Efficient Transportation Portfolio is not issued, endorsed, or sold by Wilder Transport Index LLC. WILDER TRANSPORT INDEX LLC NEITHER MAKES ANY WARRANTIES NOR BEARS ANY LIABILITY WITH RESPECT TO POWERSHARES GLOBAL ENERGY EFFICIENT TRANSPORTATION PORTFOLIO.

The PowerShares Global Nuclear Energy Portfolio is not sponsored, endorsed, sold or promoted by WNA Global Indexes, LLC. WNA Global Indexes, LLC makes no representation or warranty, express or implied, to the owners of PowerShares Global Nuclear Energy Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Global Nuclear Energy Portfolio particularly or the ability of the WNA Nuclear Energy IndexSM to track the performance of the physical commodities market. WNA Global Indexes, LLC's only relationship to the Adviser is the licensing of certain service marks and trade names of WNA Global Indexes, LLC and of the WNA Nuclear Energy IndexSM that is determined, composed and calculated by WNA Global Indexes, LLC without regard to the Adviser or PowerShares Global Nuclear Energy Portfolio. WNA Global Indexes, LLC has no obligation to take the needs of the Adviser or the owners of PowerShares Global Nuclear Energy Portfolio into consideration in determining, composing or calculating the WNA Nuclear Energy IndexSM. WNA Global Indexes, LLC is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of PowerShares Global Nuclear Energy Portfolio to be issued or in determination or calculation of the equation by which PowerShares Global Nuclear Energy Portfolio is to be converted into cash. WNA Global Indexes, LLC has no obligation or liability in connection with the administration, marketing or trading of PowerShares Global Nuclear Energy Portfolio.

WNA GLOBAL INDEXES, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN AND WNA GLOBAL INDEXES, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. WNA GLOBAL INDEXES, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WNA GLOBAL INDEXES, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH

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RESPECT TO THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WNA GLOBAL INDEXES, LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Global Nuclear Portfolio is not sponsored, endorsed, sold or promoted by S&P or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of PowerShares Global Nuclear Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Global Nuclear Portfolio particularly or the ability of the WNA Nuclear Energy IndexSM to track general stock market performance. S&P's and its third party licensor's only relationship to the Fund, the Trust or the Distributor is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the WNA Nuclear Energy IndexsSM. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of PowerShares Global Nuclear Portfolio or the timing of the issuance or sale of PowerShares Global Nuclear Portfolio or in the determination or calculation of the equation by which the PowerShares Global Nuclear Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of PowerShares Global Nuclear Portfolio.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE WNA NUCLEAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor's® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; "Calculated by S&P Custom Indices" and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by WNA Global Indexes, LLC.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indices or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indices even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are

30

considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The aggregate brokerage commissions paid by each Fund during the Fund's fiscal years ended October 31, 2007, 2008 and 2009, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of investment operations of that Fund, are set forth in the chart below.

	Brokerage Commissions Paid for the Fiscal Year Ended			Date of
Fund	October 31, 2009	October 31, 2008	October 31, 2007	Commencement of Investment Operations
PowerShares DWA Developed Markets Technical Leaders Portfolio	$32,198	$78,009	N/A	12/27/2007
PowerShares DWA Emerging Markets Technical Leaders Portfolio	$88,132	$193,708	N/A	12/27/2007
PowerShares Dynamic Developed International Opportunities Portfolio	$92,379	$132,233	$17,722	06/13/2007
PowerShares Emerging Markets Infrastructure Portfolio	$42,363	$418	N/A	10/15/2008
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	$8,417	$9,979	$186	06/25/2007
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$27,319	$21,131	$6,134	06/25/2007
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$7,413	$7,210	$10	09/27/2007
PowerShares FTSE RAFI Emerging Markets Portfolio	$90,875	$46,920	$1,272	09/27/2007
PowerShares FTSE RAFI Europe Portfolio	$1,456	$2,990	$1,324	06/25/2007
PowerShares FTSE RAFI Japan Portfolio	$3,938	$3,138	$1,359	06/25/2007
PowerShares Global Agriculture Portfolio	$10,951	$777	N/A	09/16/2008
PowerShares Global Biotech Portfolio	$848	$334	N/A	09/16/2008
PowerShares Global Clean Energy Portfolio	$166,275	$196,044	$2,004	06/13/2007
PowerShares Global Coal Portfolio	$4,690	$827	N/A	09/16/2008
PowerShares Global Gold and Precious Metals Portfolio	$8,055	$752	N/A	09/16/2008
PowerShares Global Nuclear Energy Portfolio	$19,115	$7,199	N/A	04/01/2008
PowerShares Global Progressive Transportation Portfolio	$3,677	$939	N/A	09/16/2008
PowerShares Global Steel Portfolio	$917	$11,226	N/A	09/16/2008
PowerShares Global Water Portfolio	$79,479	$213,630	$33,726	06/13/2007
PowerShares Global Wind Energy Portfolio	$29,682	$10,129	N/A	06/27/2008
PowerShares MENA Frontier Countries Portfolio	$146,331	$272,648	N/A	07/07/2008

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ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to the Declaration.

The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 34 funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, and terminate any series without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable. Each Share of a Fund is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any Fund into another trust or entity, reorganize the Trust, or any Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any Fund to another entity, or a series or class of another entity, or terminate the Trust or any Fund.

A Fund is not required to hold an annual meeting of shareholders, but the Fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust's Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

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The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Trust's Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected and a court determines that the demand was made without reasonable cause or for an improper purpose, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees.

The Declaration further provides that a Fund shall be responsible for payment of attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees that the fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against a Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons. The following tables set forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund's outstanding equity securities as of January 29, 2010:

POWERSHARES DWA DEVELOPED MARKETS TECHNICAL LEADERS PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	28.64%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	11.17%
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	6.62%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	6.19%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.06%

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POWERSHARES DWA EMERGING MARKETS TECHNICAL LEADERS PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	20.93%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	15.97%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.33%
Bear, Stearns Securities Corp. 1 MetroTech Center North Brooklyn, NY 11201	5.58%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	5.08%

POWERSHARES DYNAMIC DEVELOPED INTERNATIONAL OPPORTUNITIES PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	27.40%
Linsco/Private Ledger Corp. 2810 Coliseum Centre Drive Charlotte, NC 28217	11.29%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	8.35%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.93%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	6.81%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	5.89%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	5.38%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.34%

POWERSHARES EMERGING MARKETS INFRASTRUCTURE PORTFOLIO

Name & Address	% Owned
None

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POWERSHARES FTSE RAFI ASIA PACIFIC EX-JAPAN PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	29.80%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.17%
State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	9.30%
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	5.87%
Credit Suisse Securities (USA) LLC Eleven Madison Avenue New York, NY 10010	5.56%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.54%

POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	22.85%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	20.08%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.22%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	6.16%

POWERSHARES FTSE RAFI DEVELOPED MARKETS EX-U.S. SMALL-MID PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	17.26%
State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	12.96%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.88%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	8.71%
Ameritrade, Inc. 421Omaha, NE 1 South 102nd Street 68127	7.79%

35

Name & Address	% Owned
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	7.08%

POWERSHARES FTSE RAFI EMERGING MARKETS PORTFOLIO

Name & Address	% Owned
Ameritrade, Inc. 421Omaha, NE 1 South 102nd Street 68127	26.25%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.96%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.32%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	8.26%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.67%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	6.15%

POWERSHARES FTSE RAFI EUROPE PORTFOLIO

Name & Address	% Owned
State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	22.80%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	22.53%
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	14.96%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	7.57%
Bear, Stearns Securities Corp. 1 MetroTech Center North Brooklyn, NY 11201	6.11%

POWERSHARES FTSE RAFI JAPAN PORTFOLIO

Name & Address	% Owned
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	16.60%
Bear, Stearns Securities Corp. 1 MetroTech Center North Brooklyn, NY 11201	16.14%

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Name & Address	% Owned
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	13.07%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	8.50%
Goldman Sachs International 133 Fleet Street London, EC4A 2BB 0	8.08%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	5.94%
Bank of New York, The One Wall Street New York, NY 10286	5.72%

POWERSHARES GLOBAL AGRICULTURE PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	13.88%
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.63%
Bank of New York, The One Wall Street New York, NY 10286	8.73%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.14%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.70%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.75%
Ameritrade, Inc. 421Omaha, NE 1 South 102nd Street 68127	5.09%

POWERSHARES GLOBAL BIOTECH PORTFOLIO

Name & Address	% Owned
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	39.54%
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.57%
Bear, Stearns Securities Corp. 1 MetroTech Center North Brooklyn, NY 11201	12.63%

37

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.42%

POWERSHARES GLOBAL CLEAN ENERGY PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.51%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.33%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.51%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	6.86%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.33%
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	5.86%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.33%

POWERSHARES GLOBAL COAL PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	18.47%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	11.65%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	11.29%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.32%
Bear, Stearns Securities Corp. 1 MetroTech Center North Brooklyn, NY 11201	7.55%
Ameritrade, Inc. 421Omaha, NE 1 South 102nd Street 68127	7.19%

38

POWERSHARES GLOBAL GOLD AND PRECIOUS METALS PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	17.18%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.48%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	11.13%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	7.75%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.40%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.27%

POWERSHARES GLOBAL NUCLEAR ENERGY PORTFOLIO

Name & Address	% Owned
State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	21.87%
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	11.53%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.07%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	7.77%

POWERSHARES GLOBAL PROGRESSIVE TRANSPORTATION PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	26.01%
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.27%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	9.57%
Northern Trust Company, The 50 South La Salle Street Chicago, IL 60603	5.22%

39

POWERSHARES GLOBAL STEEL PORTFOLIO

Name & Address	% Owned
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	47.35%
Citigroup Global Markets Inc. /Salomon Brothers 399 Park Avenue New York, NY 10022	18.18%
Northern Trust Company, The 50 South La Salle Street Chicago, IL 60603	10.00%

POWERSHARES GLOBAL WATER PORTFOLIO

Name & Address	% Owned
Bank of America, National Association 100 North Tryon Street Charlotte, NC 28255	9.31%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.07%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.94%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	7.67%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.00%
Ameritrade, Inc. 421Omaha, NE 1 South 102nd Street 68127	6.38%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.80%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.45%

POWERSHARES GLOBAL WIND ENERGY PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.54%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.45%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	7.81%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	6.42%

40

Name & Address	% Owned
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.73%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.56%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.07%

POWERSHARES MENA FRONTIER COUNTRIES PORTFOLIO

Name & Address	% Owned
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	7.92%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	7.26%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	7.06%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.04%
Credit Suisse Securities (USA) LLC Eleven Madison Avenue New York, NY 10010	5.70%
Citibank, N.A. 333 W. 34th Street New York, NY 10001	5.38%
Brown Brothers Harriman & Co. 525 Washington Ave Jersey City, NJ 07302	5.05%

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Book Entry."

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by New York Stock Exchange, Inc. ("NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the

41

records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also is available at no charge, upon request, by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187 or on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds' Form N-Q and Form N-CSR are available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy.

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The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and BNYM will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which NYSE is open for business. As of the date of this SAI, NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund (except PowerShares MENA Frontier Countries Portfolio) generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities") per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index ("Fund Securities") and an amount of cash (the "Cash Component") computed as described below. Due to various legal and operational constraints in Middle East and North African frontier countries, the consideration for purchase of Creation Unit Aggregations of PowerShares MENA Frontier Countries Portfolio will be a significant Cash Component and an in-kind component consisting of Deposit Securities not subject to such constraints. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange on which such Fund is listed (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

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Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a "cash in lieu" amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares, but the Adviser, subject to the approval of the Board, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "AP." Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, a custom order may be placed by an AP where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP, as applicable, in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's

44

broker through an AP that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing procedures applicable to domestic funds ("Domestic Funds") (see "—Placement of Creation Orders Using Clearing Process") or outside the Clearing Process utilizing the procedures applicable to domestic funds. For foreign securities orders, most will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see "—Placement of Creation Orders Outside Clearing Process—Domestic Funds" and "—Placement of Creation Orders Outside Clearing Process—Foreign Funds").

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

45

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below.)

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for each Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor's behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient to the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

In accordance with each Fund's Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty,

46

however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BNYM regardless of the number of creations made each day. With respect to PowerShares MENA Frontier Countries Portfolio, a variable Creation Transaction Fee equal to 0.90% of the value of each Creation Unit is applicable to each transaction. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard creation transaction fee and maximum creation transaction fee for each Fund are set forth in the chart below.

Fund	Standard Creation Transaction Fee		Maximum Creation Transaction Fee
PowerShares DWA Developed Markets Technical Leaders Portfolio	$1,500		$6,000
PowerShares DWA Emerging Markets Technical Leaders Portfolio	$2,500		$10,000
PowerShares Dynamic Developed International Opportunities Portfolio	$3,000		$12,000
PowerShares Emerging Markets Infrastructure Portfolio	$2,300		$9,200
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	$7,500		$30,000
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$17,500		$70,000
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$23,000		$92,000
PowerShares FTSE RAFI Emerging Markets Portfolio	$9,000		$36,000
PowerShares FTSE RAFI Europe Portfolio	$10,000		$40,000
PowerShares FTSE RAFI Japan Portfolio	$4,500		$18,000
PowerShares Global Agriculture Portfolio	$1,700		$6,800
PowerShares Global Biotech Portfolio	$500		$2,000
PowerShares Global Clean Energy Portfolio	$1,500		$6,000
PowerShares Global Coal Portfolio	$1,000		$4,000
PowerShares Global Gold and Precious Metals Portfolio	$1,000		$4,000
PowerShares Global Nuclear Energy Portfolio	$750		$3,000
PowerShares Global Progressive Transportation Portfolio	$900		$3,600
PowerShares Global Steel Portfolio	$2,500		$10,000
PowerShares Global Water Portfolio	$1,000		$4,000
PowerShares Global Wind Energy Portfolio	$500		$2,000
PowerShares MENA Frontier Countries Portfolio	$6,500	*	$26,000	*

*  With respect to PowerShares MENA Frontier Countries Portfolio, a variable Creation Transaction Fee equal to 0.90% of the value of each Creation Unit is applicable to each transaction in addition to the transaction fee discussed above.

Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit

47

assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the relevant Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, as is the case for PowerShares MENA Frontier Countries Portfolio, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are permitted or required, as is the case for PowerShares MENA Frontier Countries Portfolio) for a Fund may be imposed. With respect to PowerShares MENA Frontier Countries Portfolio, an additional variable redemption transaction fee equal to 0.90% of the value of each Creation Unit is applicable to each transaction. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Fund	Standard Redemption Transaction Fee	Maximum Redemption Transaction Fee
PowerShares DWA Developed Markets Technical Leaders Portfolio	$1,500	$6,000
PowerShares DWA Emerging Markets Technical Leaders Portfolio	$2,500	$10,000
PowerShares Dynamic Developed International Opportunities Portfolio	$3,000	$12,000
PowerShares Emerging Markets Infrastructure Portfolio	$2,300	$9,200
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	$7,500	$30,000
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	$17,500	$70,000
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$23,000	$92,000
PowerShares FTSE RAFI Emerging Markets Portfolio	$9,000	$36,000
PowerShares FTSE RAFI Europe Portfolio	$10,000	$40,000
PowerShares FTSE RAFI Japan Portfolio	$4,500	$18,000
PowerShares Global Agriculture Portfolio	$1,700	$6,800
PowerShares Global Biotech Portfolio	$500	$2,000
PowerShares Global Clean Energy Portfolio	$1,500	$6,000
PowerShares Global Coal Portfolio	$1,000	$4,000
PowerShares Global Gold and Precious Metals Portfolio	$1,000	$4,000
PowerShares Global Nuclear Energy Portfolio	$750	$3,000

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Fund	Standard Redemption Transaction Fee		Maximum Redemption Transaction Fee
PowerShares Global Progressive Transportation Portfolio	$900		$3,600
PowerShares Global Steel Portfolio	$2,500		$10,000
PowerShares Global Water Portfolio	$1,000		$4,000
PowerShares Global Wind Energy Portfolio	$500		$2,000
PowerShares MENA Frontier Countries Portfolio	$6,500	*	$26,000	*

*  With respect to PowerShares MENA Frontier Countries Portfolio, a variable Redemption Transaction Fee equal to 0.90% of the value of each Creation Unit is applicable to each transaction in addition to the transaction fee discussed above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern time, for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

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The delivery of Fund Securities to redeeming investors generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See "Regular Holidays" for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or AP acting on behalf of such Beneficial Owner, when taking delivery of shares of Fund Securities upon redemption of shares of the Funds must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In accordance with the relevant AP's agreement, in the event that the AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing shares as soon as possible. Such undertaking shall be secured by the AP to deliver the missing shares as soon as possible. Such understanding shall be secured by the AP's delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 115% of the value of the missing shares, which the Adviser may change from time to time.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP. The AP's agreement will permit the Trust, on behalf of the relevant Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a

50

portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation, may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which NYSE is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

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The dates in calendar year 2010 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

ARGENTINA
Jan. 1	May 25	Oct. 11

March 24	June 21	Dec. 8

April 1	July 9	Dec. 24

April 2	Aug. 16	Dec. 31

AUSTRALIA
Jan. 1	April 5	Aug. 2	Dec. 27

Jan. 26	April 26	Aug. 11	Dec. 28

March 1	May 3	Sept. 27

March 8	June 7	Oct. 4

April 2	June 14	Nov. 2

AUSTRIA
Jan. 1	May 13	Nov. 1

Jan. 6	May 24	Dec. 8

April 2	June 3	Dec. 24

April 5	Oct. 26	Dec. 31

BAHRAIN
Jan. 1	Sept. 11	Nov. 18	Dec. 17

Feb. 25	Sept. 12	Dec. 7

May 1	Nov. 16	Dec. 15

Sept. 9	Nov. 17	Dec. 16

BELGIUM
Jan. 1	May 14	Nov. 1

April 2	May 24	Nov. 11

April 5	July 21

May 13	Aug. 16

BRAZIL
Jan. 1	April 2	Sept. 7	Dec. 24

Jan. 20	April 21	Oct. 12	Dec. 31

Jan. 25	April 23	Nov. 2

Feb. 15	June 3	Nov. 15

Feb. 16	July 9	Nov. 30

CANADA
Jan. 1	May 24	Sept. 6	Dec. 28

Jan. 4	June 24	Oct. 11

Feb. 15	July 1	Nov. 11

April 2	Aug. 2	Dec. 27

CHILE
Jan. 1	July 16	Dec. 31

April 2	Oct. 11

May 21	Nov. 1

June 28	Dec. 8

CHINA
Jan. 1	April 2	July 1	Sept. 29

Jan. 18	April 5	July 5	Sept. 30

Feb. 15	April 6	Sept. 6	Oct. 1

Feb. 16	May 3	Sept. 22	Oct. 11

Feb. 17	May 21	Sept. 23	Nov. 11

Feb. 18	May 31	Sept. 27	Nov. 25

Feb. 19	June 16	Sept. 28	Dec. 27

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DENMARK
Jan. 1	April 30	Dec. 24

April 1	May 13	Dec. 31

April 2	May 14

April 5	May 24

EGYPT
Jan. 7	July 1	Nov. 16

April 4	Sept. 12	Nov. 17

April 5	Oct. 6	Dec. 7

April 25	Nov. 15

FINLAND
Jan. 1	May 13	Dec. 31

Jan. 6	June 25

April 2	Dec. 6

April 5	Dec. 24

FRANCE
Jan. 1	July 14

April 2	Nov. 1

April 5	Nov. 11

May 13

GERMANY
Jan. 1	April 5	Nov. 1

Jan. 6	May 13	Dec. 24

Feb. 15	May 24	Dec. 31

April 2	June 3

GREECE
Jan. 1	April 2

Jan. 6	April 5

Feb. 15	May 24

March 25	Oct. 28

HONG KONG
Jan. 1	April 6	Oct. 1

Feb. 15	May 21	Dec. 24

Feb. 16	June 16	Dec. 27

April 2	July 1	Dec. 31

April 5	Sept. 23

HUNGARY
Jan. 1	Aug. 20

March 15	Nov. 1

April 5	Dec. 24

May 24

INDONESIA
Jan. 1	May 13	Sept. 7	Sept. 13

Feb. 26	May 28	Sept. 8	Nov. 17

March 16	Aug. 17	Sept. 9	Dec. 7

April 2	Sept. 6	Sept. 10	Dec. 31

IRELAND
Jan. 1	May 3	Dec. 27

March 17	June 7	Dec. 28

April 2	Aug. 2	Dec. 29

April 5	Oct. 25

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ISRAEL
February 28	April 19	September 8	September 23

March 29	April 20	September 9	September 29

March 30	May 18	September 10	September 30

April 4	May 19	September 17

April 5	July 20	September 22

ITALY
Jan. 1	June 2	Dec. 24

Jan. 6	June 29	Dec. 31

April 2	Nov. 1

April 5	Dec. 8

JAPAN
Jan. 1	April 29	July 19	Nov. 3

Jan. 11	May 3	Sept. 20	Nov. 23

Feb. 11	May 4	Sept. 23	Dec. 23

March 22	May 5	Oct. 11	Dec. 31

JORDAN
January 1	September 9	November 16	November 20

February 25	September 10	November 17	December 7

May 1	September 11	November 18	December 25

May 25	September 12	November 19

KUWAIT
Jan. 1	Sept. 10	Nov. 18

Feb. 25	Sept. 11	Nov. 19

Feb. 26	Sept. 12	Nov. 20

July 9	Nov. 17	Dec. 8

LEBANON
Jan. 1	Apr. 2	May 1	Aug. 15	Nov. 22

Jan. 6	Apr. 3	May 4	Sept. 10	Dec. 8

Feb. 9	Apr. 4	May 9	Sept. 11	Dec. 17

Feb. 26	Apr. 5	May 25	Nov. 17	Dec. 25

LUXEMBOURG
January 1	May 24

April 2	June 23

April 5	November 1

May 13

MALAYSIA
Jan. 1	Feb. 26	Aug. 31	Dec. 7

Feb. 1	May 28	Sept. 10

Feb. 15	May 31	Nov. 5

Feb. 16	June 1	Nov. 17

MEXICO
Jan. 1	April 2

Feb. 1	Sept. 16

March 15	Nov. 2

April 1	Nov. 15

MOROCCO
January 1	January 10

January 11	November 17

July 30	November 18

August 20	December 7

54

NETHERLANDS
Jan. 1	May 5

April 2	May 13

April 5	May 24

April 30

NEW ZEALAND
January 1	April 2	December 27

January 4	April 5	December 28

January 25	June 7

February 1	October 25

NORWAY
Jan. 1	May 13	Dec. 31

April 1	May 17

April 2	May 24

April 5	Dec. 24

OMAN
Jan. 1	Sept. 11	Nov. 16	Dec. 8

Feb. 26	Sept. 12	Nov. 17	Dec. 31

July 9	Sept. 13	Nov. 18

July 23	Sept. 20	Nov. 19

PERU
Jan. 1	July 28	Nov. 1

April 1	July 29	Dec. 8

April 2	Aug. 30

June 29	Oct. 8

PHILIPPINES
Jan. 1	April 12	Aug. 30	Dec. 24

Feb. 25	May 10	Sept. 10	Dec. 30

April 1	June 14	Nov. 1	Dec. 31

April 2	Aug. 23	Nov. 29

POLAND
Jan. 1	June 3

April 2	Nov. 1

April 5	Nov. 11

May 3	Dec. 24

PORTUGAL
Jan. 1	June 3	Dec. 1

Feb. 16	June 10	Dec. 8

April 2	Oct. 5	Dec. 24

April 5	Nov. 1

QATAR
Sept. 9	Nov. 18

Sept. 11	Nov. 19

Sept. 12	Nov. 20

Nov. 17	Dec. 18

SINGAPORE
January 1	May 28	November 17

February 15	August 9

February 16	September 10

April 2	November 5

55

SOUTH AFRICA
Jan. 1	April 27	Dec. 16

March 22	June 16	Dec. 27

April 2	Aug. 9

April 5	Sept. 24

SOUTH KOREA
Jan. 1	May 21	Sept. 23

Feb. 15	June 2	Dec. 31

March 1	Sept. 21

May 5	Sept. 22

SPAIN
Jan. 1	April 2	Nov. 1	Dec. 24

Jan. 6	April 5	Nov. 9	Dec. 31

March 19	Aug. 16	Dec. 6

April 1	Oct. 12	Dec. 8

SWEDEN
Jan. 1	May 13

Jan. 6	June 25

April 2	Dec. 24

April 5	Dec. 31

SWITZERLAND
Jan. 1	April 5	June 29	Dec. 24

Jan. 6	May 13	Sept. 9	Dec. 31

March 19	May 24	Nov. 1

April 2	June 3	Dec. 8

TAIWAN
January 1	February 16	April 5

February 11	February 17	June 16

February 12	February 18	September 22

February 15	February 19

THAILAND
Jan. 1	April 14	May 27	Oct. 25

March 1	April 15	July 1	Dec. 6

April 6	May 3	July 26	Dec. 10

April 13	May 5	Aug. 12	Dec. 31

TURKEY
Jan. 1	Sept. 8	Oct. 29	Nov. 18

April 23	Sept. 9	Nov. 15	Nov. 19

May 19	Sept. 10	Nov. 16

Aug. 30	Oct. 28	Nov. 17

UNITED ARAB EMIRATES
Jan. 1	Sept. 11	Dec. 2

Feb. 26	Sept. 12	Dec. 8

July 10	Nov. 17

Aug. 6	Nov. 18

UNITED KINGDOM
Jan. 1	May 31

April 2	Aug. 30

April 5	Dec. 27

May 3	Dec. 28

56

UNITED STATES
January 1	May 31	November 11

January 18	July 5	November 25

February 15	September 6	December 24

April 2	October 11	December 31

VENEZUELA
January 1	April 1	June 24	December 13

January 11	April 2	June 28

February 15	April 19	July 5

February 16	May 17	October 12

March 19	June 7	November 1

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2010*

	Beginning of Settlement Period	End of Settlement Period	Days in Settlement Period
China	02/10/10	02/22/10	12
	02/11/10	02/23/10	12
	02/12/10	02/24/10	12
	03/29/10	04/07/10	9
	03/30/10	04/08/10	9
	04/01/10	04/09/10	8
	09/20/10	10/04/10	14
	09/21/10	10/05/10	14
	09/24/10	10/06/10	12
Denmark	03/29/10	04/06/10	8
	03/30/10	04/07/10	8
	03/31/10	04/08/10	8
Egypt	11/10/10	11/18/10	8
	11/11/10	11/21/10	10
	11/14/10	11/22/10	8
Indonesia	09/01/10	09/14/10	13
	09/02/10	09/15/10	13
	09/03/10	09/16/10	13
Japan	04/28/10	05/06/10	8
	04/29/10	05/07/10	8
	04/30/10	05/10/10	10
Malaysia	05/25/10	06/02/10	8
	05/26/10	06/03/10	8
	05/27/10	06/04/10	8
Norway	03/29/10	04/06/10	8
	03/30/10	04/07/10	8
	03/31/10	04/08/10	8
Qatar	11/11/10	11/22/10	11
South Korea	09/16/10	09/24/10	8
	09/17/10	09/27/10	10
	09/20/10	09/28/10	8
Spain	03/29/10	04/06/10	8
	03/30/10	04/07/10	8
	03/31/10	04/08/10	8
Taiwan	02/10/10	02/22/10	12

57

	Beginning of Settlement Period	End of Settlement Period	Days in Settlement Period
Thailand	04/08/10	04/16/10	8
	04/09/10	04/16/10	10
	04/12/10	04/20/10	8
Turkey	11/11/10	11/22/10	11
	11/12/10	11/23/10	11
United Arab Emirates	09/03/10	09/14/10	11
	09/07/10	09/15/10	8
	09/08/10	09/16/10	8
	11/09/10	11/19/10	10
	11/10/10	10/22/10	12
	11/12/10	11/23/10	11
	11/30/10	12/09/10	9
	12/01/10	12/10/10	9

*  Holidays are subject to change without further notice.

TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year and any undistributed amounts from the prior year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, a Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Certain of the Funds may make investments that are subject to special U.S. federal income tax rules, such as investments in repurchase agreements, convertible securities, structured notes and swaps, options, futures contracts and non-U.S. corporations classified as "passive foreign investment companies" ("PFICs"). Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by a Fund.

Distributions from a Fund's net investment income, inlcluding any net short-term capital gains, if any, and distributions of income from securities lending, if any, are taxable as ordinary income. Distributions reinvested in

58

additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares.

Dividends declared by a Fund in October, November or December and paid to shareholders of record of such months during the following January will be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

If, for any calendar year, the total distributions made exceed a Fund's current and accumulated earnings and profits, the excess will, for U.S. federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax-free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to U.S. federal net income taxation at regular income tax rates. With respect to taxable years beginning before January 1, 2010 (or later date if extended by Congress), dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund a "short-term capital gain dividends" or "interest-related dividends" will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

59

Certain of the Funds' investments may be classified as PFICs for U.S. federal income tax purposes. The Funds generally intend to elect to "mark-to-market" these investments at the end of each taxable year. By making this election, the Funds will recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value. Gains realized with respect to a disposition of a PFIC that the Funds have elected to mark-to-market will be ordinary income. By making the mark-to-market election, the Funds may be required to recognize income in excess of the distributions that they receive from their investments. Accordingly, the Funds may need to borrow money or dispose of some of their investments in order to meet their distribution requirements. If the Funds do not make the "mark-to-market" election with respect to an investment in a PFIC, the Funds could become subject to U.S. federal income tax with respect to certain distributions from, and gain on the dispositions of, the PFIC which cannot be avoided by distributing such amounts to the Funds' shareholders.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. A Fund may also be subject to foreign income taxes with respect to other income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may be subject to certain taxes imposed by the foreign country or countries in which it invests with respect to dividends, capital gains and interest income. Under the Code, if more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. Each Fund expects to qualify for and may make this election. For any year that a Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing their taxable income or to use it as a foreign tax credit against U.S. income taxes, if any. Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from the Fund's election to "pass-through" amounts of foreign taxes paid by a Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether, pursuant to the election described above, any foreign taxes paid by a Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder's portion of the foreign taxes paid to such country and (ii) the portion of the Fund's dividends and distributions that represents income derived from sources within such country. The amount of foreign taxes that may be credited against a shareholder's U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder's U.S. federal income tax rate multiplied by its foreign source taxable income. For this purpose, a Fund's gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources. In addition, this limitation must be applied separately to certain categories of foreign source income. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund. A shareholder's ability to claim a credit for foreign taxes paid by a Fund may also be limited by applicable holding period requirements.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable

60

provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders, at least annually, any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

BNYM calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for a Fund will be calculated and disseminated daily.

The approximate value of Shares of a Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component, are disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Underlying Index will not be calculated and disseminated intra day. The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund's portfolio securities is based on the securities' closing price on local markets when available. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust's valuation policies and procedures approved by the Board. Each Fund may use

61

fair value pricing in a variety of circumstances, including, but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. In addition, each Fund currently expects that it will fair value foreign equity securities held by the Fund each day the Fund calculates its NAV. Accordingly, a Fund's NAV is expected to reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect a Fund's ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Dividends, Distributions and Taxes."

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for each Fund, except PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares MENA Frontier Countries Portfolio, which are declared and paid annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017 serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP audits the Funds' financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust's Annual Report to shareholders with respect to the Funds for the fiscal year ended October 31, 2009 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 800.983.0903 during normal business hours.

62

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY - OVERVIEW

For those ETFs which Invesco PowerShares Capital Management LLC ("Invesco PowerShares" or the "Adviser") has explicit or implicit authority to vote proxies, Invesco PowerShares:

1)  applies its proxy voting policies consistently;

2)  documents the reasons for voting; and

3)  maintains records of voting activities for clients and regulating authorities;

4)  monitors voting activity for potential conflicts of interest.

Proxy Voting

In order to facilitate this proxy voting process, Invesco PowerShares has retained Glass Lewis & Co., to assist the firm with in-depth proxy research and has retained Broadridge to vote execution and the recordkeeping necessary for tracking proxy voting for the appropriate client account. Invesco PowerShares votes according to Glass Lewis & Co. voting recommendations to the extent that there is not a material conflict of interest. Glass Lewis & Co., specializes in providing a variety of fiduciary-level services related to proxy voting. Glass Lewis & Co Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season is available upon request. To request a copy please call Invesco PowerShares at 800.983.0903.

Procedures for Addressing Material Conflicts of Interest

Example of potential conflicts of interest includes situations where the Adviser or an affiliate, or personnel of either entity:

1.  Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast.

2.  Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall periodically review the proxy voting record to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees on the other hand (a potential conflict). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interest of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed Glass Lewis's proxy voting policies, or (ii) the Adviser may engage an independent third-party to determine how the proxy should be voted. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may

A-1

exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior managers actually knew or reasonably should have know of the potential conflict.

Share blocking

The Adviser may choose not to vote proxies in certain situations or for certain accounts, either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, the Adviser must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, the Adviser will not vote those proxies in the absence of an unusual significant vote.

Special Policy

With respect to PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Lux Nanotech Portfolio, the Adviser will vote proxies in accordance with Sections 12(d)(1)(E) and 12(d)(1)(F), which requires that the Adviser vote the shares in the portfolio of the PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Lux Nanotech Portfolio in the same proportion as the vote of all other holders of such security.

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Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated February 26, 2010

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses dated February 26, 2010 for PowerShares Exchange-Traded Fund Trust II (the "Trust") relating to the series of the Trust listed below, as they may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares 1-30 Laddered Treasury Portfolio	NYSE Arca, Inc.	PLW

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	NYSE Arca, Inc.	PAO

PowerShares Autonomic Balanced NFA Global Asset Portfolio	NYSE Arca, Inc.	PCA

PowerShares Autonomic Growth NFA Global Asset Portfolio	NYSE Arca, Inc.	PTO

PowerShares Build America Bond Portfolio	NYSE Arca, Inc.	BAB

PowerShares Emerging Markets Sovereign Debt Portfolio	NYSE Arca, Inc.	PCY

PowerShares High Yield Corporate Bond Portfolio	NYSE Arca, Inc.	PHB

PowerShares Insured California Municipal Bond Portfolio	NYSE Arca, Inc.	PWZ

PowerShares Insured National Municipal Bond Portfolio	NYSE Arca, Inc.	PZA

PowerShares Insured New York Municipal Bond Portfolio	NYSE Arca, Inc.	PZT

PowerShares Preferred Portfolio	NYSE Arca, Inc.	PGX

PowerShares VRDO Tax-Free Weekly Portfolio	NYSE Arca, Inc.	PVI

Capitalized terms used herein that are not defined have the same meaning as in the Prospectuses, unless otherwise noted. Copies of the Prospectuses may be obtained without charge by writing to the Trust's Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 34 portfolios. This SAI relates to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Build America Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio (each a "Fund" and, together, the "Funds" ). All of the Funds are "non-diversified" and, as such, the Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

The other 22 funds of the Trust, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares MENA Frontier Countries Portfolio and PowerShares CEF Income Composite Portfolio, are included in two separate prospectuses.

The Funds are managed by Invesco PowerShares Capital Management LLC (the "Adviser").

The Funds (except PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio) issue and sell Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio issue and sell Shares at NAV in Creation Unit Aggregations principally for cash, calculated based on the NAV per Share, multiplied by the number of Shares representing a Creation Unit, plus a fixed transaction fee; however, such Funds also reserve the right to permit or require Creation Units to be issued in exchange for Deposit Securities together with the deposit of a Cash Component.

The Funds' Shares are listed on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"). Fund Shares trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment with respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio and principally for cash with respect to PowerShares Build America Bond Portfolio. Creation Units are aggregations of 50,000 Shares (100,000 Shares with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares High Yield Corporate Bond Portfolio).

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All Funds reserve the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of an Underlying Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objective

The investment objective of PowerShares 1-30 Laddered Treasury Portfolio is to seek investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Ryan/Mergent 1-30 Year Treasury Laddered Index (the "Underlying Index").

The investment objective of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Balanced Growth IndexTM (the "Underlying Index").

The investment objective of PowerShares Autonomic Balanced NFA Global Asset Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Balanced IndexTM (the "Underlying Index").

The investment objective of PowerShares Autonomic Growth NFA Global Asset Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the New Frontier Global Dynamic Growth IndexTM (the "Underlying Index").

The investment objective of the PowerShares Build America Bond Portfolio is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called The BofA Merrill Lynch Build America Bond Index (the "Underlying Index").

The investment objective of PowerShares Emerging Markets Sovereign Debt Bond Portfolio is to seek investment results that correspond generally to the price and yield (before fees and expenses) of an index called the DB Emerging Market USD Liquid Balanced Index (the "Underlying Index").

The investment objective of PowerShares High Yield Corporate Bond Portfolio is to seek investment results that correspond generally to the price and yield (before fees and expenses) of an index called the Wells Fargo® High Yield Bond Index (the "Underlying Index").

The investment objective of PowerShares Insured California Municipal Bond Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities

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index called The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index (the "Underlying Index").

The investment objective of PowerShares Insured National Municipal Bond Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index (the "Underlying Index").

The investment objective of PowerShares Insured New York Municipal Bond Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the securities index called The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index (the "Underlying Index").

The investment objective of PowerShares Preferred Portfolio is to seek investment results that correspond generally to the price and yield (before fees and expenses) of a securities index called The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (the "Underlying Index").

The investment objective of PowerShares VRDO Tax-Free Weekly Portfolio is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Thomson Municipal Market Data VRDO Index (the "Underlying Index").

Investment Restrictions

The Board of Trustees of the Trust (the "Board") has adopted as fundamental policies the Funds' respective investment restrictions numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

(1)  Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)  Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(3)  Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(5)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)  Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction. With respect to restriction (2), in the event that a Fund's borrowings at any time exceed 33 1/3% of the value of the Fund's total assets (including the

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amount borrowed) less the Fund's liabilities (other than borrowings) due to subsequent changes in the value of the Fund's assets or otherwise, within three business days, the Fund will take corrective action to reduce the amount of its borrowings to an extent that such borrowings will not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less the Fund's liabilities (other than borrowings).

The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's Shares present at a meeting, if the holders of more than 50% of the Fund's Shares are present or represented by proxy, or (ii) more than 50% of the Fund's Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board without shareholder approval. Each Fund may not:

(1)  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4)  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

The investment objective of each of the Funds is a non-fundamental policy that can be changed by the Board without approval by shareholders. The 80% policy for each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio is a fundamental policy that can be changed only with the approval of the Board and shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the "Summary Information—Principal Risks of Investing in the Fund" and "Additional Information About the Funds' Strategies and Risks—Risks of Investing in the Funds" sections of the Funds' Prospectuses. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectuses.

An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of municipal securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

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Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stock. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stock which typically has a liquidation preference and which may have stated optional or mandatory redemption provisions, common stock has neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

The Funds are not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the securities held by a Fund unless the securities of such issuer are removed from its respective Underlying Index.

An investment in each Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. In addition, the use of a representative sampling approach by each of PowerShares Preferred Portfolio, PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio may cause such Funds to not be as well correlated with the return of its respective Underlying Index as would be the case if the Fund purchased all of the securities in its respective Underlying Index in the proportions represented in such Underlying Index. It is also possible that, for short periods of time, a Fund may not fully replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of the securities. It is also possible that the composition of a Fund may not exactly replicate the composition of its respective Underlying Index if the Fund has to adjust its portfolio holdings in order to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund's fiscal year-end by comparing the Fund's average monthly total returns, before fees and expenses, to the Underlying Index's average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the "tracking error" between the two. Tracking error means the variation between each Fund's annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one-year period by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's returns.

Fund of Funds Risk. Each of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio pursues its investment objective by investing its assets in securities of funds included in its respective Underlying Index, which includes funds advised by the Adviser or its affiliates ("PowerShares ETFs"), or, if the asset exposure sought by the Index Provider is not available through a PowerShares ETF, ETFs advised by unaffiliated entities (collectively, the "Underlying ETFs"), rather than investing directly in stocks, bonds, cash or other investments. Each Fund's investment performance, because it is a fund of funds, depends on the

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investment performance of the Underlying ETFs in which it invests. An investment in such Funds is subject to the risks associated with the Underlying ETFs in which the Fund invests. Each Fund will indirectly pay a proportional share of the asset-based fees of the Underlying ETFs in which it invests. There is a risk that each such Fund's Index Provider's evaluations and assumptions regarding the broad asset classes represented in each Underlying Index may be incorrect based on actual market conditions. In addition, at times the segments of the market represented by the Underlying ETFs may be out of favor and underperform other segments.

Bonds. Certain Funds may invest in bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. The PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Emerging Markets Sovereign Debt Bond Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (backed by specified collateral).

High Yield Securities. The PowerShares High Yield Corporate Bond Portfolio invests a large percentage of its assets in high yield debt securities, which are rated below investment grade and are commonly known as "junk bonds." Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and credit risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. In addition, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; and (iii) greater price variability and credit risks of certain high yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater volatility of the value of the Fund than a fund that invests in higher-rated securities.

Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend

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to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield securities held by the Fund.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value per share of the Fund. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because there is less reliable, objective data available.

The use of credit ratings as a principal method of selecting high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Privately Issued Securities. The PowerShares Preferred Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund.

Ratings. An investment grade rating means the security or issuer is rated investment-grade by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings, Ltd. or another nationally recognized statistical rating organization, or is unrated but considered to be of equivalent quality by the Adviser. Bonds rated Baa by Moody's or BBB by S&P or above are considered "investment grade" securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics; and bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

U.S. Government Obligations. Certain Funds may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association, certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Bank notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Municipal Securities. Each of PowerShares Build America Bond, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio will invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal securities share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law that pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from

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such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). In addition, each Fund may invest in lease obligations. Lease obligations may take the form of a lease or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities.

Municipal Securities Risks. An investment in each of PowerShares Build America Bond, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio should also be made with an understanding of the risks inherent in an investment in municipal securities. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond, however, with respect to PowerShares VRDO Tax-Free Weekly Portfolio, the bonds in which the Fund invests pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Unlike fixed rate bonds, since the bonds in which PowerShares VRDO Tax-Free Weekly Portfolio invests bear income at an interest rate that is adjusted periodically, the value of the underlying "variable-rate" bonds will fluctuate much less in response to market interest rate movements than the value of fixed rate bonds. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. The Funds may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

The market for municipal bonds may be less liquid than for non-municipal bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for each Fund to value accurately than securities of public corporations. Since each Fund invests a significant portion of its portfolio in municipal securities, each Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities.

Some longer-term municipal securities give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request—usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Funds would hold the longer-term security, which could experience substantially more volatility.

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Prices and yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial

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condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, municipal securities may be more difficult to value than securities of public corporations.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Tax Risks Associated with Municipal Securities. There is no guarantee that PowerShares Insured California Municipal Bond Portfolio's, PowerShares Insured National Municipal Bond Portfolio's, PowerShares Insured New York Municipal Bond Portfolio's and PowerShares VRDO Tax-Free Weekly Portfolio's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Municipal Insurance. A municipal security may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the investment objective and policies of each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond

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Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. There is also the possibility that as a result of litigation or other conditions, power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Funds' municipal securities in the same manner. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Funds.

Loans of Portfolio Securities. Certain Funds may lend their investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the Securities and Exchange Commission ("SEC"), which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.

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Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Mortgage Pass-Through Securities Risk. Certain Underlying ETFs in which PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio invest may invest in mortgage pass-through securities. The term "U.S. agency mortgage pass-through security" refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association, the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of The BofA Merrill Lynch U.S. Corporate, Government & Mortgage Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, certain Underlying ETFs seek to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date. Certain Underlying ETFs intend to use TBA transactions in several ways. For example, certain Underlying ETFs expect to regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll," Underlying ETFs generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Underlying ETF may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose an Underlying ETF, and therefore the Fund, to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, Underlying ETFs will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. The use of "TBA rolls" may cause an

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Underlying ETF to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Underlying ETFs.

Certain Underlying ETFs intend to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with the Adviser. Such Underlying ETFs will assume their pro rata share of fees and expenses of any money market fund that it may invest in, in addition to its own fees and expenses.

Money Market Instruments. Each Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime 1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies (except PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio) is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Derivatives Risk. The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If a Fund or an Underlying ETF uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of a Fund's portfolio or the portfolio of an Underlying ETF. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with a Fund or an underlying fund.

Leverage Risk. The use of derivatives may give rise to a form of leverage. Leverage may cause a Fund's portfolio or the portfolio of an Underlying ETF, and therefore the portfolios of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio, to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by a Fund or an Underlying ETF.

Futures and Options. Each Fund may enter into futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on an exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the

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"writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, there is no guarantee that a liquid market will exist for a futures contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the future and the movement in an Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to an Underlying Index if the index underlying the futures contract differs from the Underlying Index.

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There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting a Fund to substantial losses. In the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment company claims an exclusion from regulation as a commodity pool operator. Each Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, each Fund is not subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectuses and this SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the

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swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect a Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

Special Risk Considerations Relating to California Municipal Securities

As described in the Prospectus, under normal circumstances, PowerShares Insured California Municipal Bond Portfolio will invest at least 80% of its total assets in the securities that comprise the The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index. The portfolio of the Fund may include securities issued by the State of California, by its various public bodies (the "Agencies") and/or by other municipal entities located within the State of California (securities of all such entities are referred to herein as "California municipal securities"). In addition, the specific California municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such an official statement, together with any updates or supplements thereto, generally may be obtained upon request to the Treasurer's office of the State of California. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State of California that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State of California. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no assurance on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within the State of California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.

General Economic Conditions

The State of California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. The State of California, like the rest of the nation, has experienced a severe economic downturn. Both the California economy and the national economy have remained weak in the first half of 2009 and it is difficult to determine when they will recover. The May Revision to the 2009 Budget Act (the "2009 May Revision") forecasts that the State and national economies should begin to grow in the second half of 2009, but the recovery will be slow at first, with payroll employment continuing to fall and unemployment remaining high. The 2009 May Revision outlook for both the national and California economies is for negative growth in 2009 and weak growth in 2010. The California Legislative Analyst's Office ("LAO") forecasts that both the state and national economies will experience a sluggish recovery in 2010 and 2011.

The economic downturn has been particularly severe in California due to its sizable housing market and construction and mortgage industries. The State's unemployment rate rose to 12.5 percent in October 2009. This

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was among the highest state unemployment rates in the country and was the highest unemployment rate in California since February 1983. The slowdown in the State's job growth, which was initially concentrated in the housing and financial markets, has reached all sectors and industries. From July 2007 through October 2009, nonfarm job losses in California totaled 1,003,400 (6.6 percent), for an average loss of 37,200 jobs a month. The national unemployment rate in October 2009 was 10.2 percent.

The housing slump has been deeper in California than most states, and declining prices and increasing subprime mortgage rates have led to record mortgage delinquencies and home foreclosures in California. Upward resets of subprime mortgage rates have made payments unaffordable for many borrowers in the State, and several large financial institutions have reported substantial losses on subprime mortgages and securities backed by these mortgages. In addition, uncertainty about the mortgage market and increased financial market volatility have prompted lenders to tighten credit standards.

Nonetheless, the State's housing sector may be showing signs of reduced slowing as residential permits appear to be stabilizing at low levels and monthly job construction losses have become smaller. Sales of existing homes have picked up considerably, although distressed properties account for a significant portion of those sales. By June 2009, existing home prices had risen for four consecutive months and the pace of existing home sales during the first six months of 2009 accelerated over 55% from the first half of 2008. These trends were also reflected in inventory readings: by June 2009 the inventory of unsold homes decreased to 4.1 months and the average number of days needed to sell a home had dropped to 44.3 days, nearly a 10% improvement from a year earlier.

State of California Government

The State of California's Constitution provides for three separate branches of government: the legislative, the judicial and the executive. The Constitution guarantees the electorate the right to make basic decisions, including amending the Constitution and local government charters. In addition, the State of California's voters may directly influence the State of California's government through the initiative, referendum and recall processes.

Local Governments

The primary units of local government in California are the 58 counties, which range in population from approximately 1,100 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 480 incorporated cities in California and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIII A to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

In the aftermath of Proposition 13, the state provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004 dramatically changed the state-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the "state-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee ("VLF") rate from 2 percent

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to 0.65 percent of the market value of the vehicle. In order to protect local governments, which had previously received all VLF revenues, the 1.35 percent reduction in VLF revenue to cities and counties from this rate change was backfilled by an increase in the amount of property tax revenues they receive. This worked to the benefit of local governments, because the backfill amount annually increases in proportion to the growth in secured roll property tax revenues, which has historically grown at a higher rate than VLF revenues. This arrangement continues without change in the 2009 Budget Act.
Pursuant to statutory changes made in conjunction with the 2009 Budget Act, the VLF rate increased from 0.65 percent to 1.15 percent effective May 19, 2009. Of this 0.50 percent increase, 0.35 percent will flow to the General Fund, and 0.15 percent will support various law enforcement programs previously funded by the state General Fund. This increased VLF rate will be effective through the 2012-13 fiscal year if various budget-reform proposals are approved by the electorate at the May, 19 2009 special election. If those reform proposals are not approved, the increased VLF rate will be effective only through the 2010-11 fiscal year.

As part of the state-local agreement, voters at the November, 2004 election approved Proposition 1A ("Proposition 1A of 2004"). Proposition 1A of 2004 amended the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the state's access to local governments' property, sales, and VLF revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the state may borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe state fiscal hardship and two-thirds of both houses of the Legislature approves the borrowing. The amount borrowed is required to be paid back within three years. The state also may not borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years, and only if previous borrowings have been repaid. In addition, the state cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. Proposition 1A of 2004 also prohibits the state from mandating activities on cities, counties, or special districts without providing the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the state does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties, or special districts to abide by the mandate is suspended. In addition, Proposition 1A of 2004 expanded the definition of what constitutes a mandate to encompass state action that transfers to cities, counties, and special districts financial responsibility for a required program for which the state previously had partial or complete responsibility. The state mandate provisions of Proposition 1A of 2004 do not apply to schools or community colleges or to mandates relating to employee rights.

State of California Finances

The moneys of the State of California are segregated into the General Fund and over 900 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State of California Treasury and is not required by law to be credited to any fund and earnings from the investment of State of California moneys not allocable to another Fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State of California.

The following is a summary of the State of California's major revenue sources:

•  Personal Income Tax. The California personal income tax is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1 percent to 9.3 percent. The personal income tax is adjusted annually by the change in the consumer price index. Personal, dependent, and other credits are allowed against the gross tax liability. Taxpayers may be subject to an alternative minimum tax ("AMT"), which is much like the federal AMT.

In addition, Proposition 63, approved by the voters in the November, 2004 election, imposes a 1 percent surtax on taxable income over $1 million in addition to the 9.3 percent rate. The surtax became effective January 1, 2005. The proceeds of the tax surcharge are required to be used to expand county mental health programs.

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Taxes on capital gains realizations, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains tax receipts accounted for as much as 14.8 percent and as little as 4.5 percent of General Fund revenues over the past 10 years. The 2009 Budget Act estimates that capital gains will account for 5.6 percent of General Fund revenues and transfers in 2008-09 and 4.7 percent in 2009-10.

•  Sales Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. As of January 1, 2009, the breakdown of the state and local sales tax rates is as follows: 5% imposed as a State of California General Fund tax; 0.5% dedicated to local government for health and welfare program realignment (Local Revenue Fund); 0.5% dedicated to local governments for public safety services (Local Public Safety Fund); up to 1% local tax imposed by city and county ordinance for general-purpose use; 0.25% dedicated to county transportation purposes and 0.75% for city and county general-purpose use; 0.25% deposited into the Economic Recovery Fund to repay the State of California's economic recovery bonds; and up to 2.0% for local transactions and use taxes. Senate Constitutional Amendment No. 4, approved by the voters as Proposition 1A in the November 2004 election, amended the State of California's Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by restricting the State of California from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions.

•  Corporation Tax. The State of California's corporate tax revenue is derived from franchise tax, corporate income tax, additional taxes on banks and other financial corporations, an AMT similar to the federal AMT and a tax on the profits of Sub-Chapter S corporations.

•  Insurance Tax. The majority of insurance written in the State of California, subject to certain exceptions, is subject to a 2.35% gross premium tax.

•  Estate Tax; Other Taxes. The State of California estate tax is based on the State of California death tax credit allowed against the federal estate tax and is designed to pick up the maximum credit allowed against the federal estate tax return. The State of California estate tax was eliminated beginning in 2005 in conjunction with the phase out of the federal estate tax. After December 31, 2010 the federal estate tax will be reinstated along with the State of California estate tax, unless future federal legislation is enacted to make the provisions eliminating the tax permanent. Other sources of General Fund revenue include inheritance and gift taxes, cigarette taxes, alcoholic beverage taxes, horse racing license fees and trailer coach license fees.

State of California Budget Process

The State of California's fiscal year begins on July 1st and ends on June 30th of the following year. Under the State of California Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). State of California law requires the annual proposed Governor's Budget to provide for projected revenues equal to or in excess of projected expenditures for the ensuing fiscal year. Following the submission of the Governor's Budget, the Legislature takes up the proposal. During late spring, usually in May, the Department of Finance submits revised revenue and expenditure estimates for both the current and budget years to the Legislature. This update process is referred to as the May Revision. The Budget Act, which follows the May Revision, must be approved by a two-thirds majority vote of each House of the Legislature.

Appropriations also may be included in legislation other than the Budget Act. With limited exceptions, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State of California's Constitution.

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The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

The Balanced Budget Amendment ("Proposition 58") requires the State of California to enact a balanced budget, establishes a special reserve in the General Fund, restricts future borrowings to cover budget deficits, and provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State of California would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Proposition 58 also prohibits certain future borrowings to cover budget deficits. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but do not apply to certain short-term and inter-fund borrowings.

In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise the State of California's taxes, have restricted the use of the State of California's General Fund or special fund revenues, or have otherwise limited the Legislature and Governor's discretion in enacting budgets. Examples of constraints on the budget process include Proposition 13 (requiring a two-thirds vote in each House of the Legislature to change State of California taxes enacted for the purpose of increasing revenues collected), Proposition 98 (requiring a minimum percentage of General Fund revenues be spent on local education), Proposition 49 (requiring expanded State of California funding for before and after school programs), Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues) and Proposition 63 (imposing a 1% tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the Legislature or Governor from redirecting funds now used for mental health services).

State of California Budget

Fiscal Year 2009-10 Budget

The 2009 Budget Act was signed by Governor Schwarzenegger on February 20, 2009, and contained measures designed to close an estimated $41.6 billion budget deficit, the largest in the State's history. The 2009 Budget Act forecasted $97.7 billion in General Fund revenues and transfers and $92.2 billion in expenditures. The $5.5 billion difference between the General Fund revenues and expenditures was anticipated to eliminate the 2008-09 budget deficit of $2.3 billion and end the 2009-10 fiscal year with a positive balance of $3.2 billion. However, the 2009 Budget Act assumed voter approval of $6 billion in budgetary measures, all of which were rejected by voters in the May 19, 2009 special election.

With the continued deterioration in the State's economy and a dramatic reduction in the State tax revenues, the May Revision to the 2009 Budget Act (the "2009 May Revision") reduced the revenue outlook for 2010-11 by $15 billion, which, when combined with the voters' rejection of the $6 billion in budgetary measures at the special election, was expected to result in a $21 billion deficit. The 2009 May Revision forecasted General Fund revenues and transfers of $89.1 billion and General Fund expenditures of $83.5 billion for the 2009-10 fiscal year. The 2009 May Revision proposed to close the $21.3 billion deficit through major spending reductions, new borrowings and tax increases. Major spending reductions were proposed for public schools, social service programs, Medi-Cal and the prison system. The 2009 May Revision also proposed to finance $5.5 billion of the deficit by issuing revenue anticipation warrants ("RAWs"). With the implementation of the proposed corrective solutions, the 2009 May Revision estimated a $4.5 billion reserve at the end of the 2009-10 fiscal year.

In order to address the further deterioration of the State's fiscal situation identified in the 2009 May Revision, on July 24, 2009, the Legislature passed amendments to the 2009 Budget Act ("2009 Budget Amendments"), along with a number of implementing measures. The 2009 Budget Amendments, which forecasted that the budget deficit would reach $26.3 billion, included $24 billion in proposed budget solutions, for a combined $60 billion in proposed budget solutions adopted for the 2009-10 fiscal year. The proposed solutions to the budget deficit were wide-ranging, touching all three of the state's major revenue sources and

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cutting spending in virtually every state program that receives General Fund support. The 2009 Budget Amendments forecasted General Fund revenues and transfer of $89.5 billion, and authorized total General Fund spending of $84.6 billion. The 2009 Budget Amendments proposed $4.8 billion in new budget solutions and adjusted the estimated available reserve at the end of 2009-10 fiscal year to $1.1 billion.

In November 2009, the Legislative Analyst's Office ("LAO") provided an updated outlook of the 2009-10 General Fund which reflected revenue and expenditure forecasts based on the current economic circumstances. Even with the proposed solutions in the 2009 Budget Amendments, the LAO forecasts a persistent $20.7 billion deficit consisting of a $6.3 billion projected deficit for 2009-10 and a $14.4 billion gap between projected revenues and spending in 2010-11. The LAO forecasts that General Fund spending obligations will be $4.9 billion higher than budgeted in the 2009 Budget Amendments. Furthermore, the LAO expects that General Fund revenues and transfers will be $83.6 billion in 2008-09 ($496 million less than budgeted) and $88.1 billion in 2009-10 ($1.5 billion less than budgeted). The LAO forecasts that the $20 billion budget problem will linger for several years to come, with an estimated $18.4 billion deficit in 2014-15.

Proposed 2010-11 State Budget

The Governor's proposed 2010-11 budget, released on January 8, 2010, projected that California will slowly emerge from the recession, although economic growth will be very modest and high unemployment will persist. Baseline revenues for the state fell by more than 20 percent from their peak and are not expected to recover rapidly. Forecasts project that, without corrective action, California faces a budget gap of $19.9 billion in fiscal year 2010-11, consisting of a current year shortfall of $6.6 billion, a budget year shortfall of $12.3 billion, and a modest reserve of $1 billion. The Governor proposed a combination of spending reductions, alternative funding, fund shifts and additional federal funds to close the budget gap. In order to implement many of the solutions proposed in the budget and to address the current year shortfall of $6.6 billion, in January 2010 the Governor declared a fiscal emergency and called the Legislature into special session to adopt the 2010 Budget immediately.

The Governor also proposed structural changes in the state and federal relationship to address federal constraints on California's ability to effectively manage program costs within available resources, and proposed that California be reimbursed for money owed. These initiatives are expected to provide $6.9 billion in solutions to address the 2010 Budget shortfall. These initiatives may not be successful and the State may be forced to develop alternative solutions to address this portion of the shortfall, including further program cuts or alternative revenue sources.

Recently, many municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates. Should the State or municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

The deterioration of the State's fiscal situation increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities, and the Fund's net asset value, will experience greater volatility. In addition, several ratings agencies have recently downgraded California's general obligation bond rating. Further downgrades could result in a reduction in the market value of the California municipal securities held by the Fund, which could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

The above discussion of the fiscal year 2009-10 budget and the Governor's Budget for 2010-11 is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State of California and the nation, and there can be no assurance that the estimates will be achieved.

State of California Indebtedness and Other Obligations

The State of California Treasurer is responsible for the sale of debt obligations of the State of California and its various authorities and agencies. Current State of California debt obligations include:

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•  General Obligation Bonds. The State of California's Constitution prohibits the creation of general obligation indebtedness of the State of California unless a bond measure is approved by a majority of the electorate voting at a general election or direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund.

Under the State of California's Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of February 1, 2009, the State had outstanding $56.2 billion aggregate principal amount of long-term general obligation bonds, of which $45.7 billion were payable primarily from the State's General Fund, and $10.5 billion were self-liquidating bonds payable first from other special revenue funds. As of February 1, 2009, there were unused voter authorizations for the future issuance of $68.7 billion of long-term general obligation bonds, some of which may first be issued as commercial paper notes. Of this unissued amount, $1.4 billion is for veterans general obligation bonds payable first from other revenue sources.

The figures mentioned above for unissued bonds include three measures approved at the November, 2008 general election ballot, consisting of a $9.95 billion bond measure to finance a portion of the cost of a high speed rail system connecting Northern and Southern California, a $900 million bond measure for additional veterans general obligation bonds, and a $980 million bond measure to provide funds for children's hospitals. These were in addition to $42.7 billion of new bond approvals from the November 2006 election. The Administration has proposed a number of other new general obligation bonds for infrastructure development to be submitted to the voters in 2010.

S&P and Moody's assign ratings to California's long-term general obligation bonds. The ratings of S&P and Moody's represent their opinions as to the quality of the municipal bonds they rate. The ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yields. In 2009 and early 2010, California's general obligation bond ratings were significantly downgraded by Moody's and S&P. Moody's downgraded the State's general obligation credit rating to "Baa1" in July 2009, and in January 2010, S&P downgraded the credit rating to "A-." These credit ratings have not been this low since 2003 and 2004 and the State has one of the lowest bond ratings of any state.

There can be no assurance that such ratings will be maintained in the future. The State's credit rating, and any future revisions or withdrawal of a credit rating, could have a negative effect on the market price of the State's general obligation bonds, as well as notes and bonds issued by California's public authorities and local governments. Lower credit ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Further, downgrades can negatively impact the marketability and price of securities in the Fund's portfolio.

•  Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may, in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or refunded by the issuance of long-term bonds. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $2.5 billion in aggregate principal amount at any time. This amount may be increased or decreased in the future. As of February 23, 2009, approximately $1.33 billion aggregate principal of general obligation commercial paper notes had been issued and were outstanding.

•  Lease-Purchase Obligations. The State of California builds and acquires facilities through the use of lease purchase borrowing, in addition to general obligation bonds. Under these arrangements, the State of California Public Works Board, another State of California or local agency or a joint powers authority issues bonds to pay for the construction of facilities, such as office buildings, university buildings or correctional institutions. These facilities are leased to a State of California agency or the University of California under a

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long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had $7.6 billion General Fund-supported lease-purchase obligations outstanding as of February 1, 2009. The State Public Works Board, which is authorized to sell lease revenue bonds, had $11.6 billion authorized and unissued as of February 1, 2009. In addition, as of that date, certain joint powers authorities were authorized to issue approximately $81 million of revenue bonds to be secured by state leases.

•  Non-Recourse Debt. Certain State of California agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State of California revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. State agencies and authorities had approximately $52 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of December 31, 2008.

•  Economic Recovery Bonds. The California Economic Recovery Bond Act ("Proposition 57") was approved by the voters on March 2, 2004. Proposition 57 authorizes the issuance of up to $15 billion in economic recovery bonds ("ERBs") to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State's full faith and credit. However, moneys in the General Fund will only be used in the event the dedicated sales and use tax revenue is insufficient to repay the bonds. In May and June, 2004, the State issued $10.9 billion principal amount of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.3 billion (of which, for budgetary purposes, approximately $9.2 billion was applied to the 2002-03 fiscal year and approximately $2.0 billion was applied to offset fiscal year 2004-05 General Fund expenditures). In order to relieve cash flow and budgetary shortfalls identified in the 2008-09 Governor's Budget, the State issued $3.2 billion of ERBs on February 14, 2008, generating net proceeds of $3.3 billion which were transferred to the General Fund. This represented the last ERBs which can be issued under Proposition 57, except for any refunding bonds which may be issued in the future. (The State of California Department of Finance had determined that the full $15 billion voter authorization could not be issued because of the previous repayment of certain June 30, 2004 obligations eligible for financing pursuant to Proposition 57.)

Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of surplus State property, and (iii) fifty percent of each annual deposit, up to $5 billion in the aggregate, of deposits in a Budget Stabilization Account ("BSA") created by the California Balanced Budget Act. Funds from these sources have been or will be used for early retirement of approximately $3.5 billion of bonds during fiscal years 2005-06, 2006-07 and 2007-08, including use of $1.5 billion which was transferred from the BSA in 2006-07 ($472 million) and 2007-08 ($1.3 billion). The Governor suspended the 2008-09 BSA transfer and the 2009 Budget Act suspends the 2009-10 transfer due to the condition of the General Fund.

Due to the sharp reduction in taxable sales as a result of the current economic recession, the special sales tax revenues dedicated to repayment of the ERB debt have decreased to a level which provides very little coverage above the required debt service amounts. This caused the State to have to temporarily tap a reserve fund for the ERBs in the amount of $13.3 million on December 24, 2008 to fill up a debt service account for January 1, 2009 (as required under the master indenture for the ERBs), though the reserve fund was replenished the next day with sales tax receipts that came in on that day. The reduced coverages and need to access the reserve fund have resulted in a lowering of the ratings of the ERBs by all three rating agencies. It is not yet known whether special sales tax revenues in the current period or future periods will be adequate to pay all debt service and related obligations of the ERBs without resort to the reserve fund.

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•  Tobacco Settlement Revenue Bonds. In 1998 the State of California signed a settlement agreement (the "Master Settlement Agreement" or "MSA") with four major cigarette manufacturers (the "participating manufacturers" or "PMs"). Under the MSA, the participating manufacturers agreed to make payments to the State of California in perpetuity, such payments amounting to approximately $25 billion over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the cigarette manufacturers will be paid to the State of California and half to local governments. The specific amount to be received by the State of California and local governments is subject to adjustment. The MSA allows reduction of the manufacturers' payments for decreases in cigarette shipment volumes by the settling manufacturers, payments owed to certain "Previously Settled States" and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

The Tobacco Securitization Law, enacted in 2002, authorized the establishment of a special purpose trust to purchase those assets. The bill also authorized that trust to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. An initial sale of 56.57% of the State of California's tobacco settlement revenues producing $2.5 billion in proceeds was completed in January 2003 ("Series 2003A").

A second sale of the remaining 43.43% of the State of California's tobacco settlement revenues, which produced $2.3 billion in proceeds, was completed in September 2003 ("Series 2003B"). The Tobacco Securitization Law was amended in 2003 to require the Governor to request an appropriation in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second (and only the second) sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient therefor. The Legislature is not obligated to make any such requested appropriation. In August 2005 the Series 2003B Bonds were refinanced ("Series 2005A"), retaining substantially all of the covenants of the original issue, including the covenant regarding the request for a General Fund appropriation in the event tobacco revenues fall short. In return for providing this covenant, the State of California was paid a credit enhancement fee of $525 million as part of the refinancing, which was deposited into the General Fund. On March 14, 2007, the State of California completed a refunding of all of the Series 2005A Bonds. This refunding generated additional proceeds of approximately $1.3 billion which are intended to be used (i) to offset the General Fund cost for the initial years of a litigation settlement related to the 2004-05 suspension of the Proposition 98 guarantee and (ii) for other purposes, such as funding capital projects.

Under the MSA, each year an independent auditor calculates whether in a given calendar year the PMs have lost more than 2 percent of the market share they held in 1997 to the non-participating manufacturers ("NPMs") and, if so, a nationally recognized firm of economic consultants determines whether the MSA was a significant factor that contributed to the loss in market share. If the nationally recognized economic consultants confirm the MSA was a significant factor, the PMs are then authorized to withhold up to three times the percentage of the market share loss above the 2 percent threshold for the specified calendar year payment.

The PMs made this assertion of market share loss in 2005, 2006, and 2007 for the calendar year 2003, 2004, and 2005 payments respectively. Each assertion was confirmed and the PMs were authorized to withhold the specified amount from that year's scheduled payment. In 2006, 2007 and 2008, two of the three original PMs deposited their respective shares of the 2003, 2004 and 2005 NPM adjustments into the disputed payments account, and such funds were not disbursed to the states with the PMs' annual payments for those years. As a result, the tobacco settlement revenues due to the State in April, 2006 were reduced by $50.9 million, in April, 2007 by $44 million, and in April, 2008 by $33.9 million (which represented receipts from 2005, 2006 and 2007, respectively). Nevertheless, the amount of tobacco settlement revenues received in 2006, 2007 and 2008 were in excess of the required debt service payments. In February, 2009, the 2005 NPM adjustment was released from the disputed payments account to the states as part of an agreement reached by the states and the PMs relating to a multi-state arbitration for the 2003 NPM adjustment.

The State Attorney General is working in tandem with the other states' Attorneys General, under the terms of the MSA, to compel the PMs to pay the full amount scheduled, given that the State asserts that it has been diligently enforcing the statute governing the NPMs, as required in the MSA.

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Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds; provided that, in connection with the issuance of the Series 2005A Bonds, the State covenanted to request the legislature for a General Fund appropriation in the event tobacco settlement revenues fall short. Tobacco settlement revenues have been sufficient to pay debt service with respect to the tobacco settlement revenue bonds, and therefore the State's covenant to request an appropriation has never been invoked.

•  Flood Litigation Settlement. In 2006, the State of California settled three related lawsuits arising from liability for past flood damages through stipulated judgments. The largest settlement, in the amount of $428 million, provided for the State of California to make annual payments of $42.8 million, plus interest, for ten years; the payments are subject to annual appropriation by the Legislature. The first year's payment was included in the 2005 Budget Act and each subsequent budget act has included the required installment. This matter is not treated as a "debt" of the State of California for any legal or constitutional purposes.

•  Cash Flow Borrowings. As part of its cash management program, the state has regularly issued short-term obligations to meet cash flow needs. The state has issued revenue anticipation notes ("RANs" or "Notes") in 20 of the last 21 fiscal years to partially fund timing differences between receipts and disbursements, as the majority of General Fund revenues are received in the last part of the fiscal year. RANs mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the state has issued revenue anticipation warrants ("RAWs"), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any "Unapplied Money" in the General Fund of the state on their maturity date, subject to the prior application of such money in the General Fund to pay Priority Payments. "Priority Payments" are payments as and when due to: (i) support the public school system and public institutions of higher education (as provided in Section 8 of Article XVI of the State Constitution); (ii) pay principal of and interest on general obligation bonds and general obligation commercial paper notes of the state; (iii) provide reimbursement from the General Fund to any special fund or account to the extent such reimbursement is legally required to be made to repay borrowings therefrom pursuant to California Government Code Sections 16310 or 16418; and (iv) pay state employees' wages and benefits, state payments to pension and other state employee benefit trust funds, state Medi-Cal claims, lease rentals to support lease revenue bonds, and any amounts determined by a court of competent jurisdiction to be required by federal law or the State Constitution to be paid with state warrants that can be cashed immediately. The State issued $5.5 billion of RANs in fiscal year 2008-09 as part of its cash management program. The State is seeking to sell up to $1.5 billion of additional RANs for the 2009-10 fiscal year.

Between November, 2006 and February, 2009, voters and the Legislature authorized more than $60 billion of new general obligation bonds and lease revenue bonds, which are paid solely from the General Fund. This new authorization substantially increased the current amount of such General Fund-supported debt authorized and unissued to about $78.9 billion as of February 1, 2009. In order to address the expenditure needs for these new authorizations, along with those which existed before 2006, the state has increased the volume of issuance of both of these categories of bonds substantially, compared to previous years, starting in fiscal year 2007-08. The amounts and timing of future issuance of general obligation and lease revenue bonds will depend on a variety of factors, including the actual timing of expenditure needs for the various programs for which such bonds are to be issued, the amount and timing of interim financing provided to the programs, the interest rate and other market conditions at the time of issuance, and the timing and amounts of additional general obligation bonds or lease revenue bonds that may be approved. The Governor has proposed substantial additional general obligation bond programs. Because of the uncertainties presently associated with the above factors, it is not possible to provide specific projections of issuance amounts for the current fiscal year and the next several years, but the State Treasurer's Office anticipates the level of issuance will increase over the averages of the past several years in order to address the backlog of authorized bonds.

Based on the current Department of Finance projections of program expenditure needs, without taking into account any future authorizations which may occur, the aggregate amount of outstanding general

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obligation and lease revenue bonds is estimated to be approximately $100 billion by the middle of the next decade, compared to the current total outstanding amount of about $63.7 billion. The annual debt service costs on this amount of debt is estimated to be approximately $8.7 billion, compared to about $5.1 billion budgeted in fiscal year 2008-09. (These estimates do not include ERBs, described above, nor do they take into account potential benefits from future refunding opportunities.)

Litigation

The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State of California is involved in certain other legal proceedings (described in the State of California's recent financial statements) that, if decided against the State of California might require the State of California to make significant future expenditures or substantially impair future revenue sources. Certain legal proceedings are reflected as liabilities in the State of California's Comprehensive Annual Financial Report for the fiscal year ended June 30, 2007. To the extent they existed, the following were accrued as a liability in the financial statements: legal proceedings that were decided against the State of California before June 30, 2007; legal proceedings that were in progress as of June 30, 2007, and were settled or decided against the State as of March 3, 2008; and legal proceedings having a high probability of resulting in a decision against the State as of March 3, 2008, and for which amounts could be estimated.

In addition, the State is involved in certain other legal proceedings that, if decided against the State of California, may impair its revenue sources or require it to make significant expenditures. Because of the prospective nature of these proceedings, no provision for the potential liability has been made in the State of California's financial statements. The following are several of the more significant lawsuits pending against the State of California that are not reflected in the State's Comprehensive Annual Financial Report for the fiscal year ended June 30, 2007:

•  Matter Seeking Reimbursement for Care of Medically Indigent Adults. A test claim was filed on behalf of all California counties with the Commission on State Mandates, based on a precedential County of San Diego case, regarding certain unreimbursed costs for the care of medically indigent adults ("MIAs"). Although certain estimates of the annual cost of services rendered by all counties to MIAs exceed $4.0 billion, the test claim was withdrawn by the claimant and subsequently dismissed by the Commission in May 2007.

•  Matter Seeking to Void Fee Imposed on Limited Liability Companies. The State of California is a defendant in three cases regarding the constitutionality of a fee imposed on limited liability companies. In the Northwest Energetic Services, LLC v. Franchise Tax Board, the Court of Appeal found the fee unconstitutional only as applied to the plaintiff, and in Ventas Finance I, LLC v. Franchise Tax Board, the trial court found the fee also to be unconstitutional as applied to the plaintiff in that case. The Ventas case is currently on appeal. The trial for the third case, Bakersfield Mall, LLC v. Franchise Tax Board, has been postponed, and a new trial date has not been set. If the courts were to rule against the State in all three cases, the potential refunds would be $1.3 billion. However, because a recently enacted Revenue and Taxation code section implements a statutory remedy in the event the fee is finally adjudged to be unconstitutional, the State Department of Finance believes the refunds would be limited to approximately $300 million.

•  Litigation Matter Against University of California and Other State Agencies. The University of California ("UC"), the State Compensation Insurance Fund ("SCIF"), the California Housing Finance Agency ("CalHFA") and non-major discretely presented component units are contingently liable in connection with claims and contracts, including those currently in litigation, arising in the normal course of their activities. Although there are inherent uncertainties in any litigation, the management and the general counsel of UC, SCIF, and CalHFA are of the opinion that the outcome of such matters either will not have a material effect on the financial statements or cannot be estimated at this time.

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Special Risk Considerations Relating to New York Municipal Securities

As described in the Prospectus, under normal circumstances, PowerShares Insured New York Municipal Bond Portfolio will invest at least 80% of its total assets in securities that comprise The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index. In addition, the specific New York municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the completeness or accuracy of such information. The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State of New York ("New York" or the "State") that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Such an official statement, together with any updates or supplements thereto, may generally be obtained upon request to the Division of Budget of the State of New York ("DOB"). More detailed information about the State is available on the DOB's website, www.budget.state.ny.us.

The New York State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.

Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The financial activities sector share of total wages is particularly large for the State relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector. Important industry sectors in the State include the following:

•  Services. The services industries includes professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every 10 nonagricultural jobs in New York, and, except for leisure and hospitality, each account for a higher proportion of total jobs than the rest of the nation.

•  Manufacturing. Manufacturing employment continues to decline in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment.

•  Trade, Transportation & Utilities. The trade, transportation, and utilities supersector accounts for the second largest component of State nonagricultural employment, but only the fifth largest when measured by wage share. This sector accounts for slightly less employment and wages for the State than for the nation.

•  Financial Activities. New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes more than one-fifth of total wages.

•  Agriculture. Farming is an important part of the economy in rural areas, although it constitutes only about 0.2% of total State output. Principal agricultural products of the State include milk and dairy

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products, greenhouse and nursery products, fruits and vegetables. New York ranks among the nation's leaders in the production of these commodities.

•  Government. Federal, State and local governments together comprise the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

The State's Fund Structure. The State accounts for all of its spending and revenues by the fund in which the activity takes place (such as the General Fund), and the broad category or purpose of that activity (such as State Operations). State Funds include the General Fund and funds specified for dedicated purposes, with the exception of Federal Funds, All Government Funds, which includes both State and Federal Funds, comprise five major fund types, and provides the most comprehensive views of the financial operations of the State. It includes:

•  The General Fund. The General Fund is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources.

•  Special Revenue Funds. Special Revenue Funds account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), that are legally restricted to specified purposes.

•  Federal Special Revenue Funds. Federal Special Revenue Funds account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), that are legally restricted to specified purposes.

•  Capital Projects Funds. Capital Projects Funds account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary Funds and Fiduciary Funds).

•  Debt Service Funds. Debt Service Funds account for the accumulation of resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

The State Constitution requires the Governor to submit an Executive Budget that is balanced on a cash basis in the General Fund, which receives the majority of State taxes.

State Finances. The following is a summary of the State's major revenue sources.

•  Personal Income Tax. Personal income taxes are imposed on the New York source income of individuals, estates and trusts. Personal income taxes are projected to account for roughly 61% of estimated All Funds tax receipts during the State's 2009-10 fiscal year. The State tax adheres closely to the definitions of adjusted gross income and itemized deductions used for Federal personal income tax purposes, with certain modifications. Receipts from this tax are sensitive to changes in economic conditions in the State.

•  Sales and Use Tax. User taxes and fees consist of several taxes on consumption, the largest of which is the State sales and compensating use tax. The sales and use tax is imposed, in general, on the receipts from the sale of all tangible personal property. Certain charges for meals, admissions, hotel and motel occupancy and dues are also subject to the tax. The current State sales tax rate is 4.0%, of which 3.0% is deposited in the General Fund and 1.0% is deposited in the Local Government Assistance Tax Fund to meet debt service obligations. Receipts in excess of debt service requirements are transferred to the General Fund. Although there are numerous exemptions, the most significant are: food; clothing and footwear costing less than $110; drugs; medicine and medical supplies; residential energy; capital improvements and installation charges; machinery and equipment used in manufacturing; trade-in allowances; and goods sold to Federal, state or local governments.

•  Business Taxes. Business taxes include a general business corporation franchise tax as well as specialized franchise taxes on banks, insurance companies, certain transportation and transmission

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companies, and a cents-per-gallon-based levy on businesses engaged in the sale or importation for sale of various petroleum products. The corporation franchise tax is the largest of the business taxes, and the State's third largest source of revenue. It is imposed on all domestic general business corporations and foreign general business corporations which do business or conduct certain other activities in the State. The tax is imposed, generally, at a rate of 7.1% of taxable income allocated to New York. Taxable income is defined as Federal taxable income with certain modifications.

•  Other Taxes. Other tax revenues include taxes on legalized gambling, the estate tax, taxes on real estate transfers, certain other minor taxes and residual receipts following the repeal of the real property gains tax and the gift tax.

State Budget Process. The State budget process begins with the Governor's submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. In acting on the bills submitted by the Governor, the Legislature has certain powers to alter the recommended appropriations and proposed changes to existing law. The Legislature may strike out or reduce an item of appropriation recommended by the Governor. The Legislature may add items of appropriation, provided such additions are stated separately. These additional items are then subject to line-item veto by the Governor. If the Governor vetoes an appropriation or a bill (or a portion thereof) related to the budget, these items can be considered in accordance with the rules of each house of the Legislature. If approved by two-thirds of the members of each house, such items will become law notwithstanding the Governor's veto. Once the appropriation bills and other bills become law, the "DOB" revises the State Financial Plan to reflect the Legislature's actions, and begins the process of implementing the budget.

2009-10 Enacted Budget. The 2009-10 Enacted Budget (defined below) closes the largest budget gap ever faced by the State. The combined "current services budget gap" (which includes projected and current deficits) for fiscal years 2008-09 and 2009-10 totaled $20.1 billion before the gap-closing actions approved by the Governor and Legislature and the receipt of extraordinary Federal aid. The combined current services gap for 2008-09 and 2009-10 grew steadily over the past year, increasing four-fold since May 2008. The $15 billion increase in the combined gap, to $20.1 billion, was due almost exclusively to the precipitous decline in projected receipts, reflecting the severity of the current economic downturn and dislocation in the financial markets. The current recession has been characterized by a loss of vast sums of wealth from depressed equity and real estate markets. This is expected to have a substantial impact on taxable income and, by extension, State tax receipts. State adjusted gross income is expected to fall by $52 billion in 2008-09 and $53 billion in 2009-10, which, if these expectations are met, would be more than twice the losses seen in the 2001-2002 recession.

The gap-closing plan for 2008-09 and 2009-10 was enacted in two parts. First, in early February 2009, the Governor and Legislature approved a deficit reduction plan ("DRP") for 2008-09. The DRP provided approximately $2.4 billion in savings over the two-year period, reducing the combined gap from $20.1 to $17.7 billion. Second, in March 2009, the Governor and Legislature reached final agreement on a budget for 2009-10, with the Legislature completing action on all appropriations and enabling legislation to implement the budget on April 3, 2009 ("2009-10 Enacted Budget"). All debt service appropriations for 2009-10 were enacted on March 5, 2009.

The 2009-10 Enacted Budget contains a total of $13.9 billion in gap-closing actions, including $6.5 billion in actions to restrain spending, $5.4 billion in actions to increase receipts, and $2 billion in non-recurring actions (more than half of which were used in 2008-09 to close a gap that opened in the last half of the fiscal year). The most significant actions include: freezing the foundation aid and Universal Pre-Kindergarten education aid programs at 2008-09 levels; eliminating certain property tax rebates; instituting Medicaid cost-containment; reducing the size of the State workforce; and increasing personal income tax rates on high-income earners.

In addition, the gap-closing plan includes $6.2 billion in direct fiscal relief that the Federal government is providing to the State under the American Recovery and Reinvestment Act of 2009 ("ARRA") to stabilize State finances and help prevent reductions in essential services. This extraordinary aid consists of $5 billion in reimbursements to the Medicaid State from the Federal government and $1.15 billion in Federal aid provided by

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the ARRA State Fiscal Stabilization Fund ("SFSF"), of which $624 million was used to eliminate the 2008-09 gap, and $675 million was applied to close a portion of the 2009-10 gap.

The State projects new issuance of $599 million in general obligation bonds, $577 million in Dedicated Highway and Bridge Trust Fund Bonds issued by the Thruway Authority to finance capital projects for transportation, $520 million in Mental Health Facilities Improvement Revenue Bonds issued by DASNY to finance capital projects at mental health facilities, $100 million in SUNY Dormitory Facilities Revenue Bonds to finance capital projects related to student dormitories, and $4.1 billion in State Personal Income Tax ("PIT") Revenue Bonds to finance various capital programs.

When the 2009-2010 Enacted Budget was implemented, DOB estimated that, after gap-closing actions and Federal aid, the General Fund for 2009-2010 was balanced, and projected budget gaps of $2.2 billion in fiscal year 2010-2011, $8.8 billion in fiscal year 2011-2012 and $13.7 billion in 2012-2013. After accounting for the DRP and the forecast revisions, as of February 15, 2010 the General Fund has an estimated shortfall of $1.4 billion remaining in the current fiscal year. Rather than proposing additional gap-closing measures in the current fiscal year, when the range of options for achieving recurring savings is increasingly limited, the State expects to carry the budget shortfall forward into 2010-11, and address it in the Executive Budget as part of a multi-year plan that emphasizes recurring savings (see "2010-11 Executive Budget," below). As required by law, the State ended the 2008-09 fiscal year in balance in the General Fund.

Overall, tax receipts growth in the two fiscal years following 2009-10 is expected to grow within a range of 2-8%. This reflects an economic forecast of a national recovery beginning in the third quarter of 2009 with many aspects of the State's recovery lagging into 2010. This growth is supported significantly by revenue actions in the Enacted Budget, including the three-year temporary increase in PIT rates. Tax receipts in 2012-2013 are expected to decline slightly, primarily due to the expiration of the temporary rate increase.

In January 2007, the State created a new statutory Rainy Day Reserve that has an authorized balance of 3% of General Fund spending. The Rainy Day Reserve may be used to respond to an economic downturn or catastrophic event. The State made its first deposit of $175 million in 2007-2008.

The Debt Reduction Reserve Fund ("DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of DRRF as a cash financing source, to reduce debt service costs, or to defease outstanding debt. The 2009-10 Enacted Budget authorizes up to $250 million for the DRRF to deal with uncertain market conditions. This appropriation will only be funded if resources become available, and would give the State the flexibility to react to market conditions and apply additional resources to mitigate risks in the State's debt portfolio. This appropriation could be used to fund swap termination costs, capital projects, cost of issuance, or to defease high cost debt.

State Indebtedness and Other Obligations. State-related debt includes State-supported debt, where the state, subject to an appropriation is directly responsible for paying debt service, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. "State-supported debt" is a subset of State-related debt. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. Since May 2002, the State has financed its capital program, previously financed through lease-purchase and contractual obligations of public authorities, with State PIT Revenue Bonds.

•  Limitations on State-Supported Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term (i.e., for more than one year) general obligation borrowing unless the borrowing is authorized in a definite amount for a specific purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. Under State law, the use of

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debt is limited to capital works and purposes only, with a maximum term of 30 years. New State-supported debt outstanding was limited to 0.75% of State personal income in 2000-2001 and will gradually increase until it is fully phased-in at 4% of State personal income in 2010-2011. Similarly, new State-supported debt service costs were limited to 0.75% of total governmental funds receipts in 2000-2001 and this limit gradually increase until it is fully phased in at 5% in the 2013-2014 fiscal year. State-related debt outstanding is expected to increase slightly in 2009-10 to 6.0% of personal income from 5.6% in 2008-2009.

Limitations on the issuance of State-supported debt and debt service costs must be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to such date. If the calculations for permitted new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

Current projections estimate that debt outstanding and debt service costs will continue to remain below limits imposed by State law throughout the next several years. However, the State has entered into a period of significantly declining debt capacity. Available cap room, in regards to debt outstanding, is expected to decline from 0.74% ($6.8 billion) in 2009-2010 to only 0.08% ($763 million) in 2011-2012, a decrease of 88% or $6 billion. In addition, debt outstanding is projected to exceed the cap by 0.03% ($314 million) in 2012-2013 and by 0.04% ($384 million) in 2013-2014. The State plans to take actions in future budget cycles before fiscal year 2012-13 in order to stay within the statutory debt limits.

The State has also enacted statutory limits on the amount of variable rate obligations and interest rate exchange agreements that authorized issuers of State-supported debt may enter into. The statute limits the use of debt instruments which result in a variable rate exposure (e.g., variable rate obligations and interest rate exchange agreements) to no more than 20% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 20% of total outstanding State-supported debt.

•  General Obligation Bonds. General obligation debt is currently authorized for transportation, environment and housing purposes. Transportation-related bonds are issued for State and local highway and bridge improvements, aviation, mass transportation, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally-sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. The amount of general obligation bonds issued in the 2008-2009 fiscal year (excluding refunding bonds) was $455 million, and as of March 31, 2009, the total amount of general obligation debt outstanding was $3.3 billion. Approximately $599 million in general obligation bonds are expected to be issued in the 2009-2010 fiscal year.

•  Short-Term Borrowings. Under the State Constitution, the State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes ("TRANs"), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes ("BANs"). TRANs must mature within one year from their date of issuance and cannot be refunded or refinanced beyond such period. However, since 1990, the State's ability to issue TRANs has been limited due to the enactment of the fiscal reform program which created the Local Government Assistance Corporation. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations, and must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance. In order to provide flexibility within these maximum

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term limits, the State had previously utilized the BANs authorization to conduct a commercial paper program to fund disbursements eligible for general obligation bond financing.

•  Personal Income Tax Revenue Bonds. Legislation enacted in 2001 provided for the issuance of State PIT Revenue Bonds by the Dormitory Authority of the State of New York ("DASNY"), the New York State Environmental Facilities Corporation, the Housing Finance Agency ("HFA"), the New York State Thruway Authority ("Thruway Authority") and the Urban Development Corporation ("UDC") (collectively, the "Authorized Issuers"). The legislation provides that 25% of State PIT receipts, excluding refunds owed to taxpayers, be deposited to the Revenue Bond Tax Fund ("RBTF") for purposes of making debt service payments on State PIT Revenue Bonds, with excess amounts returned to the General Fund. In the event that: (i) the Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds; or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the State PIT Revenue Bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of 25% of annual PIT receipts or $6 billion.

State PIT Revenue Bonds are expected to continue to be the primary financing vehicle for a broad range of existing or new State-supported debt programs authorized to be secured by service contract or lease-purchase payments. As of March 31, 2009, approximately $13.7 billion of State PIT Revenue Bonds were outstanding. The 2009-10 Enacted Budget projects that $4.1 billion of State PIT Revenue Bonds will be issued in 2009-10.

•  Interest Rate Exchange Agreements. As of March 31, 2009 five issuers, DASNY, UDC, HFA, Local Government Assistance Corporation ("LGAC") and the Thruway Authority have entered into a notional amount of $4.0 billion of interest rate exchange agreements that are subject to the interest rate exchange agreement cap, which is equal to 8.5% of total debt outstanding.

The State is currently repositioning its swaps portfolio to mitigate the negative effects of the ongoing credit crisis in the global markets. From March 2008 through March 2009, the State terminated a notional amount of swaps totaling approximately $2.0 billion. Of this amount, the bankruptcy of Lehman Brothers Holdings, Inc. resulted in the automatic termination of a notional amount of swaps totaling approximately $565 million. Given the current dislocations in the underlying variable rate markets and recent experience with the existing portfolio of swaps, the State has no plans to increase its swap exposure, and may take further actions to reduce swap exposures commensurate with variable rate restructuring efforts. As of March 31, 2009, the net mark-to-market value of all the outstanding swaps (the aggregate termination amount) was approximately $577 million, which represents the total amount the State would pay to the respective counterparties should all the swaps be terminated. The mark-to-market value of the outstanding interest rate exchange agreements fluctuates with interest rates and other market conditions. Generally, if interest rates rise from levels that existed in March 2009, it is expected the State's termination amounts would decline. The State plans to continue to monitor and manage counterparty risk on a monthly basis.

•  Net Variable Rate Obligations. As of March 31, 2009 the State had about $1.8 billion of outstanding variable rate debt instruments that are subject to the net variable rate exposure cap or 3.8% of total debt outstanding. That amount includes $1.7 billion of unhedged variable rate obligations and $128 million of synthetic variable rate obligations. The State also has $2.4 billion of fixed rate obligations that may convert to variable rate obligations in the future. This includes $1.8 billion in State-supported convertible rate bonds currently outstanding. These bonds bear a fixed rate until future mandatory tender dates in 2011, 2012 and 2013 at which time they can convert to either a fixed or variable rate. Legislation enacted in 2005 amended the State Finance Law to clarify that convertible bonds, synthetic variable obligations and similar obligations that were issued on or before July 1, 2005 and which result in the State paying a fixed rate in a fiscal year do not count under the variable rate cap until the fiscal year in which the State may pay a variable rate.

•  Contingent Contractual-Obligation Financing. The State may also enter into statutorily authorized contingent contractual-obligation financings under which the State may enter into service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in

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revenues from other non-State resources pledged or otherwise available, to pay the debt service on the bonds. The State has never been required to make any payments, and does not expect to make payments, under this financing arrangement in the 2009-10 fiscal year.

•  Moral Obligation Financings. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a payment default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2009-10 fiscal year.

•  State-Guaranteed Financings. Pursuant to specific constitutional authorization, the State may also directly guarantee certain public authority obligations. The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority. The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on State-guaranteed bonds and notes are legally enforceable obligations of the State.

•  State-Supported Lease-Purchase and Contractual-Obligation Financings. The State utilizes certain long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities where debt service is payable by the State, but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance certain payments to local governments, various capital programs, including those which finance the State's highway and bridge program, SUNY and CUNY educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, State buildings and housing programs, and equipment acquisitions, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (e.g., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Public Authorities. The fiscal stability of the State is related in part to the fiscal stability of its public authorities, namely public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using State-supported or State-related debt financings. As of December 31, 2008, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was approximately $140 billion, only a portion of which constitutes State-supported or State-related debt.

New York City. The fiscal demands on the State may be affected by the fiscal condition of the New York City (the "City"), which relies in part on State aid to balance its budget and meet its cash requirements. It is also

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possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal government may reduce (or in some cases eliminate) Federal funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that New York City, other localities, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

2010-11 Executive Budget. On January 19, 2010, the Governor presented his Executive Budget for 2010-11 to the Legislature. The Executive Budget Financial Plan (the "Initial Executive Budget Financial Plan" or "Initial Plan") reflected recommendations to eliminate a General Fund budget gap in 2010-11 that was then estimated at approximately $7.4 billion. The budget gap included an estimated budget shortfall of $500 million in 2009-10 (the current fiscal year) that was expected to be carried forward into 2010-11.

On February 9, 2010, the Governor submitted amendments to the Executive Budget (together with the Initial Plan, the "Updated Financial Plan"). The Updated Financial Plan reflects the (a) impact of the Governor's amendments and (b) substantive forecast revisions to the multi-year projections of receipts and disbursements that were set forth in the Initial Plan, based on updated information through January 2010.

The Updated Financial Plan projects that the budget gap that must be addressed in 2010-11 increased by $750 million to $8.2 billion. The increase from the Initial Plan was due to downward revisions to the PIT forecast based on January 2010 results, and higher expected spending for Medicaid. The revisions increased the current-year budget shortfall that is expected to be carried into 2010-11 to $1.4 billion, an increase of $880 million from the Initial Plan.

The Updated Financial Plan identifies additional gap-closing resources and actions to fully eliminate the additional General Fund gap (including the 2009-10 budget shortfall) and maintain a balanced Executive Budget proposal, as required by law.

The most significant new gap-closing resource is an anticipated six-month extension of a higher Federal Medical Assistance Percentage ("FMAP") for eligible State Medicaid expenditures. On February 1, 2010, President Obama released his Executive Budget for Fiscal Year 2011. The President's Budget recommends a six-month extension of the temporary increase in the FMAP that was authorized in the American Recovery and Reinvestment Act ("ARRA"). Under the ARRA, the higher FMAP for eligible Medicaid expenditures currently in effect would expire on December 31, 2010. DOB estimates that, if approved, the extension of higher FMAP through June 30, 2011 would provide approximately $1.1 billion in Financial Plan savings in both the 2010-11 and 2011-12 fiscal years. If the extension of FMAP were not approved, the State would be required to take an additional $575 million in gap-closing actions, as well as eliminate the resources reserved for fiscal uncertainties.

The Updated Financial Plan would fully eliminate the 2010-11 budget gap of $8.2 billion (which includes the $1.4 billion shortfall carried forward from 2009-10), and reduce the projected gap in 2011-12 from $14.5 billion to $5.4 billion. The Updated Financial Plan would, if enacted in its entirety:

•  Provide over $8.7 billion in gap-closing actions and resources, which, if approved, would permit the State to set aside nearly $500 million in resources above what is needed to balance the 2010-11 budget to deal with fiscal uncertainties;

•  Reduce spending from the current-services forecast by approximately $5.0 billion in 2010-11, in both the General Fund and in State Operating Funds;6

33

•  Hold spending on all measures at well below the rate of inflation, excluding the impact of payment deferrals that artificially lower spending in 2009-10 and increase it in 2010-11; and

•  Maintain the State's rainy day reserves at $1.2 billion.

The Updated Financial Plan does not advance any proposals to close the budget gaps with deficit borrowing, which would likely have an immediate adverse impact on the State's credit rating and add to the long-term budget imbalance. Under the Updated Financial Plan, the combined four-year gap (2010-11 through 2013-14) is reduced by more than half, declining from $62 billion to $28 billion.

Reductions to current-services spending total approximately $5 billion in the State Operating Funds ($5.9 billion in the General Fund) and constitute 68% of the Updated Financial Plan. The proposed reductions affect nearly every activity financed by State government, ranging from aid to public schools to agency operations to capital expenditures.

The Updated Financial Plan includes $1.2 billion in tax and fee increases. These include a new excise tax on syrup used in soft drinks and other beverages ($465 million), a franchise fee paid by grocery stores to allow the sale of wine ($254 million), a $1 per pack increase in the cigarette tax ($210 million), and an assessment on health care providers ($216 million), all of which are earmarked to help pay for existing health care expenses. In addition, audit and compliance activities are expected to increase the tax base by approximately $221 million annually.

Non-recurring resources, which comprise 7% of the actions proposed in the Updated Financial Plan, total $565 million. Importantly, this is less than the annual growth in savings achieved by recurring gap-closing actions which grow in value by approximately $1.4 billion from 2010-11 to 2011-12.8 As a result, the non-recurring actions will not increase the budget gap in 2011-12.

Anticipated Federal aid accounts for the balance of the Updated Financial Plan.

DOB believes that the Updated Financial Plan would, if enacted in its entirety, provide for balanced operations in the General Fund in 2010-11. The budget gap for 2011-12 would be reduced by more than half, declining from $14.5 billion to $5.4 billion. Future budget gaps would total $10.7 billion in 2012-13 (a reduction of $7.8 billion from projected current-services levels) and $12.4 billion in 2013-14 (a reduction of $8.5 billion from current-services levels).

These budget gaps, which remain relatively high by historical standards even after the substantial reductions recommended in the gap-closing plan, are significantly affected by the expected end of extraordinary Federal stimulus aid for Medicaid, education, and other governmental purposes. Governor Paterson has asked Lieutenant Governor Ravitch to develop a plan to eliminate the structural imbalance within four years. The Lieutenant Governor has assembled a working group of fiscal experts to develop and evaluate options to help bring the long-term growth in spending in line with receipts.

DOB estimates the State will end 2009-10 with a General Fund balance of $1.4 billion, including $1.2 billion in the rainy day reserves. This assumes that the shortfall for 2009-10 is carried forward into 2010-11 and that the DRP actions planned for the current year are achieved in their entirety.

After gap-closing actions, the year-end balance for 2010-11 would total $1.9 billion, an increase of $533 million from 2009-10. The State's principal reserve funds are expected to remain unchanged, but approximately $485 million in additional General Fund resources would be expected to be available if (a) the Executive Budget was enacted in its entirety and (b) the Congress were to approve a six month extension for FMAP at the levels expected in the Updated Financial Plan. In addition, the balance in the Community Projects Fund, which finances discretionary ("member item") grants allocated by the Legislature and Governor, is expected to increase by $48 million from 2009-10.

Other New York Risk Factors. When compared with the average ratings among other states of full faith and credit state debt obligations, the credit risk associated with obligations of the State and its agencies and authorities, including general obligation and revenue bonds, "moral obligation" bonds, lease debt, appropriation debt and notes is somewhat higher than average. Moreover, the credit quality of such obligations may be more volatile insofar as the State's credit rating has historically been upgraded and downgraded much more frequently than most other states.

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The combined state and local taxes of residents of the State, and particularly of residents of the City, are among the highest in the country, which may limit the ability of the State and its localities to raise additional revenue. In addition, combined State and local debt per capita in the State is significantly above the national average and debt service expenditures have represented an increasing claim on State and local budgets.

Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial conditions of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of New York municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no responsibility on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New York, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth above is intended only as a general summary and not a discussion of any specific factors that may affect any particular issuer of New York municipal securities.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the "Investment Advisory Agreement") is the responsibility of the Board. The Trust currently has five Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two Trustees (the "Management Trustees") are affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust and three other exchange-traded fund trusts advised by the Adviser (collectively, the "Fund Family"), as well as other portfolios advised by an affiliated person of the Adviser.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	102	None

Todd J. Barre (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	39	None

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Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	102	None

Philip M. Nussbaum (48) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	102	None

Donald H. Wilson (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	102	None

*  This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Management Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustees and the other directorships, if any, held by the Management Trustees, are shown below.

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Name, Address and Age of Management Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Management Trustees	Other Directorships Held by Management Trustees
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	102	None

Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Aim Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	39	None

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Aim Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer,Treasurer and Secretary	Chief Financial Officer and Treasurer since 2007; Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital
Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The
ServiceMaster Company (1994-2000); Vice President of Taxes, The
ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President—Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (28) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2007-Present); formerly, Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

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Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Kevin R. Gustafson (44) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel, Invesco PowerShares Capital Management LLC (2004-Present); formerly Chief Compliance Officer, Invesco PowerShares Capital Management LLC (2004-2008)

*  This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in PowerShares 1-30 Laddered Treasury Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Autonomic Balanced NFA Global Asset Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Autonomic Growth NFA Global Asset Portfolio (As of December 31, 2009)
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	None
H. Bruce Bond	None	None	None	Over $100,000
Kevin M. Carome	None	None	None	None
Name of Trustee	Dollar Range of Equity Securities in PowerShares Build America Bond Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Emerging Markets Sovereign Debt Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares High Yield Corporate Bond Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Insured California Municipal Bond Portfolio (As of December 31, 2009)
Ronn R. Bagge	None	None	None	None
Todd J. Barre	None	None	None	None
Marc M. Kole	None	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	$50,001-$100,000	None	None	None
H. Bruce Bond	None	Over $100,000	None	None
Kevin M. Carome	None	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in PowerShares Insured National Municipal Bond Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Insured New York Municipal Bond Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares Preferred Portfolio (As of December 31, 2009)	Dollar Range of Equity Securities in PowerShares VRDO Tax-Free Weekly Portfolio (As of December 31, 2009)
Ronn R. Bagge	Over $100,000	None	None	$50,001-$100,000
Todd J. Barre	None	None	None	None
Marc M. Kole	$10,001-$50,000	None	None	None
Philip M. Nussbaum	None	None	None	None
Donald H. Wilson	None	None	None	$10,001-$50,000
H. Bruce Bond	None	None	None	Over $100,000
Kevin M. Carome	None	None	None	None

Name of Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Family (As of December 31, 2009)
Ronn R. Bagge	Over $100,000
Todd J. Barre	None
Marc M. Kole	Over $100,000
Philip M. Nussbaum	Over $100,000
Donald H. Wilson	Over $100,000
H. Bruce Bond	Over $100,000
Kevin M. Carome	None

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

The trusts in the Fund Family pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the "Retainer"). Effective May 1, 2009, the Retainer is allocated half pro rata among all of the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Prior to May 1, 2009, the Trust and the PowerShares Exchange-Traded Fund Trust (the "Initial Trust") paid $155,000 of the Retainer, half of which was allocated pro rata between the funds of the Trust and the Initial Trust, and the other half of which was allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets. The other trusts in the Fund Family paid the remaining $40,000 of the Retainer. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust has a deferred compensation plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one to five of the funds of the Initial Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the

39

beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees are not eligible for any pension or profit sharing plan.

During the fiscal year ended October 31, 2009, the Board of the Trust held six meetings.

The Board has an Audit Committee. Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended October 31, 2009, the Audit Committee held five meetings.

The Board also has a Nominating and Governance Committee. Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee as described below under the caption "Shareholder Communications." During the fiscal year ended October 31, 2009, the Nominating and Governance Committee held four meetings.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2009.

Name of Trustee	Aggregate Compensation From Trust		Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex (1)
Ronn R. Bagge	$55,710		N/A	$205,000
Todd J. Barre	$0	(2)	N/A	$0	(2)
Marc M. Kole	$55,710		N/A	$205,000
Philip M. Nussbaum	$52,767		N/A	$195,000
Donald H. Wilson	$52,767		N/A	$195,000
H. Bruce Bond	N/A		N/A	N/A
Kevin M. Carome	N/A		N/A	N/A

(1)  The amounts shown in this column represent the aggregate compensation paid by all of the series of the trusts in the Fund Family as of October 31, 2009 before deferral by the Trustees under the DC Plan. As of October 31, 2009, the values of the deferral accounts for Messrs. Bagge and Nussbaum pursuant to the DC Plan were $39,144 and $395,746, respectively.

(2)  Mr. Barre did not receive any compensation from the Trust during its last fiscal year as he was not a member of the Board during such time.

Except as follows, as of December 31, 2009, the trustees and officers of the Trust, as a group, owned less than 1% of each Fund's outstanding shares. The following trustees and/or officers beneficially owned 1% or more of a Fund's outstanding shares as of December 31, 2009, as noted below.

Fund Name	Name of Beneficial Owner	Number of Shares	Percent of Fund
PowerShares Autonomic Growth NFA Global Asset Portfolio*	H. Bruce Bond	600,000	63.16%

*  As of December 31, 2009, the trustees and officers of PowerShares Exchange-Traded Fund Trust II (other than Mr. Bond), as a group, owned less than 1% of the Fund's outstanding shares.

Shareholder Communications. Shareholders may send communications to the Trust's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust's office or directly to such Board members at the address specified for each

40

Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the funds. Mr. Hubbard receives management assistance from John Browning, Philip Fang, Michael Jeanette and Jeffrey W. Kernagis.

As of October 31, 2009, in addition to 34 Funds of the Trust, Mr. Hubbard managed 62 portfolios of the Initial Trust with a total of approximately $8.5 billion in assets, no other pooled investment vehicles and 19 exchange-traded funds traded in Europe with approximately $814.4 million in assets.

As of October 31, 2009, in addition to three Funds of the Trust, Mr. Browning managed 58 portfolios of the Initial Trust with a total of approximately $6.8 billion in assets and no other pooled investment vehicles.

As of October 31, 2009, in addition to nine Funds of the Trust, Mr. Fang managed one portfolio of the Initial Trust with a total of approximately $1.4 billion in assets, no other pooled investment vehicles and one exchange-trade fund traded in Europe with approximately $110.6 million in assets.

As of October 31, 2009, in addition to three Funds of the Trust, Mr. Jeanette managed 58 portfolios of the Initial Trust with a total of approximately $6.8 billion in assets and no other pooled investment vehicles.

As of October 31, 2009, in addition to nine Funds of the Trust, Mr. Kernagis managed three portfolios of the Initial Trust with a total of approximately $1.6 billion in assets, no other pooled investment vehicles and one exchange-trade fund traded in Europe with approximately $110.6 million in assets.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Compensation Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of October 31, 2009, Messrs. Jeanette, Browning and Kernagis did not own any securities of the Funds.

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As of October 31, 2009, the dollar range of securities beneficially owned by Messrs. Hubbard and Fang in the Trust was $10,001-$50,000 and $500,001-$1,000,000, respectively. The portfolio holdings of Messrs. Hubbard and Fang, as of October 31, 2009, in the Funds in which they own securities are shown below.

Peter Hubbard

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Autonomic Growth NFA Global Asset Portfolio		X

Philip Fang

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Developed International Opportunities Portfolio	X
PowerShares Global Clean Energy Portfolio	X
PowerShares Global Water Portfolio	X
PowerShares VRDO Tax-Free Portfolio					X

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. For its services to each Fund, each Fund has agreed to pay an annual unitary management fee equal to a percentage of its average daily net assets set forth in the chart below (the "Advisory Fee").

Fund	Advisory Fee
PowerShares 1-30 Laddered Treasury Portfolio	0.25%
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	0.25%
PowerShares Autonomic Balanced NFA Global Asset Portfolio	0.25%
PowerShares Autonomic Growth NFA Global Asset Portfolio	0.25%
PowerShares Build America Bond Portfolio	0.35%*
PowerShares Emerging Markets Sovereign Debt Portfolio	0.50%
PowerShares High Yield Corporate Bond Portfolio	0.50%
PowerShares Insured California Municipal Bond Portfolio	0.35%*
PowerShares Insured National Municipal Bond Portfolio	0.35%*
PowerShares Insured New York Municipal Bond Portfolio	0.35%*
PowerShares Preferred Portfolio	0.50%
PowerShares VRDO Tax-Free Weekly Portfolio	0.25%

*  The Adviser has agreed to waive 0.07% of its Advisory Fee until April 20, 2011 for its investment advisory services to the Fund. After giving effect to such waiver, the Advisory Fee will be 0.28%.

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The Advisory Fees paid by each Fund to the Adviser during the Fund's fiscal years ended October 31, 2007, 2008 and 2009, as applicable, are set forth in the chart below. The PowerShares Build America Bond Portfolio had not commenced operations as of October 31, 2009 and therefore does not have Advisory Fee information to report.

	Advisory Fees Paid for the Fiscal Year Ended			Net Advisory Fees Waived for the Fiscal Year Ended
Fund	October 31, 2009	October 31, 2008	October 31, 2007	October 31, 2009	October 31, 2008	October 31, 2007	Date of Commencement of Investment Operations
PowerShares 1-30 Laddered Treasury Portfolio	$196,408	$86,118	$2,033	N/A	N/A	N/A	10/11/2007
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	$21,333	$7,712	N/A	N/A	N/A	N/A	05/16/2008
PowerShares Autonomic Balanced NFA Global Asset Portfolio	$23,595	$7,229	N/A	N/A	N/A	N/A	05/16/2008
PowerShares Autonomic Growth NFA Global Asset Portfolio	$20,650	$8,928	N/A	N/A	N/A	N/A	05/16/2008
PowerShares Emerging Markets Sovereign Debt Portfolio	$872,812	$389,362	$2,881	N/A	N/A	N/A	10/11/2007
PowerShares High Yield Corporate Bond Portfolio	$449,232	$46,094	N/A	N/A	N/A	N/A	11/13/2007
PowerShares Insured California Municipal Bond Portfolio	$85,583	$48,447	$2,408	$17,117	$9,689	$482	10/11/2007
PowerShares Insured National Municipal Bond Portfolio	$1,053,914	$339,955	$2,413	$210,783	$67,991	$483	10/11/2007
PowerShares Insured New York Municipal Bond Portfolio	$98,503	$48,882	$2,788	$19,701	$9,776	$558	10/11/2007
PowerShares Preferred Portfolio	$2,182,329	$342,382	N/A	N/A	N/A	N/A	01/28/2008
PowerShares VRDO Tax-Free Weekly Portfolio	$1,235,531	$157,883	N/A	N/A	N/A	N/A	11/14/2007

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds and manages the investment of the Funds' assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Administrator. The Bank of New York Mellon ("BNYM" or the "Administrator") serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286. BNYM serves as administrator for the Trust pursuant to an administrative services agreement (the "Administrative Services Agreement"). Under the Administrative Services Agreement, BNYM is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund.

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BNYM will generally assist in all aspects of the Trust's and the Funds' operations, including supply and maintain office facilities (which may be in BNYM's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee. Effective June 1, 2009, a fee reduction of approximately $1.2 million per year over a five-year period will be applied to all domestic Invesco accounts, including the Trust and the other trusts in the Fund Family that are serviced by BNYM. The portion of such fee reduction in the amount of $912,000 will be allocated to the Trust and the other trusts in the Fund Family that are serviced by BNYM for the calendar year ended December 31, 2009. The fee reduction amounts for the remaining years may vary.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM (the "Custodian" or "Transfer Agent"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the "Custodian Agreement"). As custodian, BNYM holds the Funds' assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the "Fund Accounting Agreement"). As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Distributor. Invesco Aim Distributors, Inc. (the "Distributor") is the distributor of the Funds' Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Unit Aggregations."

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

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Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based.

Fund	Underlying Index
PowerShares 1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced Growth IndexTM

PowerShares Autonomic Balanced NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced IndexTM

PowerShares Autonomic Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Growth IndexTM

PowerShares Build America Bond Portfolio	The BofA Merrill Lynch Build America Bond Index

PowerShares Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced index

PowerShares High Yield Corporate Bond Portfolio	Wells Fargo® High Yield Bond Index

PowerShares Insured California Municipal Bond Portfolio	The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index

PowerShares Insured National Municipal Bond Portfolio	The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index

PowerShares Insured New York Municipal Bond Portfolio	The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index

PowerShares Preferred Portfolio	The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index

PowerShares VRDO Tax-Free Weekly Portfolio	Thomson Municipal Market Data VRDO Index

The Ryan/Mergent 1-30 Year Treasury Laddered Index is compiled by Mergent Inc.®, ALM Research Solutions, LLC and Ryan Holdings, LLC (collectively, "Ryan/Mergent"). The New Frontier Global Dynamic Balanced IndexTM, New Frontier Global Dynamic Growth IndexTM and New Frontier Global Dynamic Balanced Growth IndexTM are compiled by New Frontier Advisors, LLC ("New Frontier Advisors"), under contract with New Frontier Management Company, LLC ("New Frontier Management"). The DB Emerging Market USD Liquid Balanced Index is a trademark of Deutsche Bank Securities Inc. ("DB"). The Wells Fargo® High Yield Bond Index is a trademark of Wells Fargo & Company and Wells Fargo Securities, LLC, (collectively "Wells Fargo") and has been licensed for use for certain purposes by the Adviser. The BofA Merrill Lynch Build America Bond Index, The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index, The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index and the The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (collectively, the "Underlying Merrill Lynch Indexes"), are compiled by BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). The Thomson Municipal Market Data VRDO Index is selected by Municipal Market Data, a unit of Thomson Financial Services ("Thompson").

Ryan/Mergent is not affiliated with PowerShares 1-30 Laddered Treasury Portfolio or with the Adviser. The PowerShares 1-30 Laddered Treasury Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with Ryan/Mergent. The PowerShares 1-30 Laddered Treasury Portfolio reimburses the Adviser for the licensing fee payable to Ryan/Mergent.

The only relationship that Ryan/Mergent has with the Adviser or Distributor of PowerShares 1-30 Laddered Treasury Portfolio in connection with PowerShares 1-30 Laddered Treasury Portfolio is that Ryan/Mergent has licensed certain of its intellectual property, including the determination of the component securities of the Underlying Index and the name of the Underlying Index; and the Exchange lists the Shares of PowerShares 1-30 Laddered Treasury Portfolio pursuant to a listing agreement with the Trust. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of PowerShares 1-30 Laddered Treasury Portfolio. Ryan/Mergent has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares 1-30 Laddered Treasury Portfolio into consideration in the determination and calculation of the Underlying Index. Ryan/Mergent is not responsible for and have not participated in the determination of pricing or the timing of the

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issuance or sale of the Shares of PowerShares 1-30 Laddered Treasury Portfolio or in the determination or calculation of the asset value of PowerShares 1-30 Laddered Treasury Portfolio. Ryan/Mergent has no obligation or liability in connection with the administration, marketing or trading of PowerShares 1-30 Laddered Treasury Portfolio.

RYAN/MERGENT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO OR THE UNDERLYING INDEX. RYAN/MERGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. RYAN/MERGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RYAN/MERGENT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO, THE UNDERLYING INDEX, EVEN IF RYAN/MERGENT IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Neither New Frontier Management nor New Frontier Advisors is affiliated with PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio or with the Adviser. Each of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio is entitled to use its respective Underlying Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indexes and marks to each Fund at no cost. The Adviser has a licensing agreement with New Frontier Management.

The only relationships that New Frontier Management, LLC has with the Adviser of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio in connection with the Funds are that New Frontier Management has licensed certain of its intellectual property, and certain intellectual property of New Frontier Advisors, including the determination of the component securities of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio. New Frontier Management and New Frontier Advisors (collectively, the "New Frontier Companies") have no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio into consideration in the determination and calculation of the Underlying Indexes. The New Frontier Companies are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio or in the determination or calculation of the asset value of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio. The New Frontier Companies have no obligation or liability in connection with the administration, marketing or trading of PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio.

THE NEW FRONTIER COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE UNDERLYING INDEXES. THE NEW FRONTIER COMPANIES

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MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR, THE TRUST OR OWNERS OF SHARES OF POWERSHARES AUTONOMIC BALANCED GROWTH NFA GLOBAL ASSET PORTFOLIO, POWERSHARES AUTONOMIC BALANCED NFA GLOBAL ASSET PORTFOLIO AND POWERSHARES AUTONOMIC GROWTH NFA GLOBAL ASSET PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES. TRADING BASED ON THE UNDERLYING INDEXES, ANY DATA INCLUDED THEREIN IN CONNECTION WITH POWERSHARES AUTONOMIC BALANCED GROWTH NFA GLOBAL ASSET PORTFOLIO, POWERSHARES AUTONOMIC BALANCED NFA GLOBAL ASSET PORTFOLIO AND POWERSHARES AUTONOMIC GROWTH NFA GLOBAL ASSET PORTFOLIO, OR FOR ANY OTHER USE. THE NEW FRONTIER COMPANIES EXPRESSLY DISCLAIM ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES AUTONOMIC BALANCED GROWTH NFA GLOBAL ASSET PORTFOLIO, POWERSHARES AUTONOMIC BALANCED NFA GLOBAL ASSET PORTFOLIO AND POWERSHARES AUTONOMIC GROWTH NFA GLOBAL ASSET PORTFOLIO OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE RESPECTIVE LICENSE AGREEMENTS WITH THE ADVISER. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE NEW FRONTIER COMPANIES HAVE ANY LIABILITY FOR ANY SPECIAL, EXEMPLARY, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), HOWEVER CAUSED AND ON ANY THEORY OF LIABILITY, WHETHER IN CONTRACT, STRICT LIABILITY OR TORT (INCLUDING NEGLIGENCE OR OTHERWISE), RESULTING FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DB is not affiliated with PowerShares Emerging Markets Sovereign Debt Portfolio or with the Adviser. The PowerShares Emerging Markets Sovereign Debt Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with DB. The PowerShares Emerging Markets Sovereign Debt Portfolio reimburses the Adviser for the licensing fee payable to DB.

The only relationship that DB has with the Adviser or Distributor of PowerShares Emerging Markets Sovereign Debt Portfolio in connection with PowerShares Emerging Markets Sovereign Debt Portfolio is that DB has licensed certain of its intellectual property, including the determination of the component securities of the Underlying Index and the name of the Underlying Index; and the Exchange lists the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio pursuant to a listing agreement with the Trust. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Emerging Markets Sovereign Debt Portfolio. DB has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Emerging Markets Sovereign Debt Portfolio into consideration in the determination and calculation of the Underlying Index. DB is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of PowerShares Emerging Markets Sovereign Debt Portfolio or in the determination or calculation of the asset value of PowerShares Emerging Markets Sovereign Debt Portfolio. DB has no obligation or liability in connection with the administration, marketing or trading of PowerShares Emerging Markets Sovereign Debt Portfolio.

DB SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO OR THE UNDERLYING INDEX. DB MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. DB MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DB HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH POWERSHARES EMERGING MARKETS

47

SOVEREIGN DEBT PORTFOLIO, THE UNDERLYING INDEX, EVEN IF DB IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares High Yield Corporate Bond Portfolio is not sponsored, endorsed, sold or promoted by Wells Fargo and Wells Fargo does not make any representation regarding the advisability of investing in Shares of this Fund.

Wells Fargo makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. Wells Fargo's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Wells Fargo trademarks and trade names of Wells Fargo and Wells Fargo® High Yield Bond Index, which is composed by Wells Fargo without regard to the Distributor. NYSE Arca acts as the exchange on which the Shares are traded.

The Wells Fargo® High Yield Bond Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. Wells Fargo has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Wells Fargo® High Yield Bond Index. Wells Fargo is not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Wells Fargo has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. Wells Fargo does not guarantee the accuracy and/or the completeness of the Wells Fargo® High Yield Bond Index or any data included therein, and the Wells Fargo shall have no liability for any errors, omissions, or interruptions therein. Wells Fargo makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Wells Fargo® High Yield Bond Index or any data included therein. Wells Fargo makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wells Fargo® High Yield Bond Index or any data included therein, PowerShares High Yield Corporate Bond Portfolio, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Wells Fargo have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Wells Fargo® High Yield Bond Index or any data included therein, PowerShares High Yield Corporate Bond Portfolio, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Wells Fargo® High Yield Bond Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares High Yield Corporate Bond Portfolio, owners of the Shares of PowerShares High Yield Corporate Bond Portfolio or any other person or entity from the use of the Wells Fargo® High Yield Bond Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wells Fargo® High Yield Bond Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Wells Fargo® High Yield Bond Index even if notified of the possibility of such damages.

PowerShares High Yield Corporate Bond Portfolio is not sponsored, endorsed, sold or promoted by Wells Fargo. Wells Fargo makes no representation or warranty, express or implied, to Fund investors or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Wells Fargo to track high yield bond or other securities' performance. Wells Fargo's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo without regard to these Funds or the Shares. Wells Fargo has no obligation to take the needs of or the Fund into consideration when determining, composing or calculating the Wells Fargo® High Yield Bond Index. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of the Fund. WELLS FARGO DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WELLS FARGO® HIGH YIELD BOND INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. WELLS FARGO MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY

48

INVESTORS OR ANY OTHER PERSON FROM THE USE OF THE WELLS FARGO® HIGH YIELD BOND INDEX OR THE FUNDS THAT REFERENCE THE WELLS FARGO® HIGH YIELD BOND INDEX. WELLS FARGO DISCLAIMS ALL WARRANTIES, EXPRESS, IMPLIED OR STATUTORY, INCLUDING WITHOUT LIMITATION THE IMPLIED WARRANTIES OF TITLE, MERCHANTABILITY, FITNESS FOR A PARTICULAR PURPOSE AND NONINFRINGEMENT. IN NO EVENT SHALL WELLS FARGO HAVE ANY LIABILITY FOR ANY CONSEQUENTIAL, INCIDENTAL OR SPECIAL DAMAGES OR LOST PROFITS ARISING OUT OF OR IN CONNECTION WITH THE USE OF THE WELLS FARGO® HIGH YIELD BOND INDEX OR ANY DATA CONTAINED THEREIN.

Wells Fargo may provide services to the issuers of the securities included in the Wells Fargo® High Yield Bond Index and may trade, as principal for its own account, or on behalf of its customers, constituent securities comprising the Wells Fargo® High Yield Bond Index. Wells Fargo may serve as authorized participant to the Fund. Wells Fargo may structure products based on the Wells Fargo® High Yield Bond Index, including mutual funds, which may impact the market value of the Wells Fargo® High Yield Bond Index as well as the value of the securities comprising the Wells Fargo® High Yield Bond Index. Wells Fargo earns fees tied to the assets indexed or benchmarked to the Wells Fargo® High Yield Bond Index. Accordingly, Wells Fargo has an incentive to recommend products and services linked to the Wells Fargo® High Yield Bond Index to its customers.

Any use, reproduction, distribution, publication, revision or display of the Wells Fargo® High Yield Bond Index requires a license from Wells Fargo.

WELLS FARGO DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY THEM OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE WELLS FARGO® HIGH YIELD BOND INDEX OR THE USE OF THE DATA SUPPLIED BY WELLS FARGO OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY WELLS FARGO OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WELLS FARGO HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Bloomberg L.P. is not affiliated with the Adviser or Wells Fargo and does not approve, endorse, review or recommend Wells Fargo, the Adviser or PowerShares High Yield Corporate Bond Portfolio.

The PowerShares High Yield Corporate Bond Portfolio is based on the Wells Fargo® High Yield Bond Index, and the value of such Wells Fargo® High Yield Bond Index is derived from sources deemed reliable, but Bloomberg L.P., its affiliates and its suppliers do not guarantee the correctness or completeness of Wells Fargo® High Yield Bond Index, their values or other information furnished in connection with Wells Fargo® High Yield Bond Index. Bloomberg L.P. and its affiliates make no warranty, express or implied, as to results to be obtained by the Adviser, Wells Fargo, or any of their customers, PowerShares High Yield Corporate Bond Portfolio, or any other person or entity from the use of PowerShares High Yield Corporate Bond Portfolio, Wells Fargo® High Yield Bond Index or any data or values included therein or in connection therewith. Bloomberg L.P. and its affiliates make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to PowerShares High Yield Corporate Bond Portfolio, Wells Fargo® High Yield Bond Index or any data or values included therewith; and Bloomberg L.P. and its affiliates and their partners, its employees, subcontractors, agents, suppliers and vendors shall have no liability or responsibility, contingent or otherwise, for any injury or damages, whether caused by the negligence of Bloomberg L.P., its affiliates and its and their partners employees, subcontractors, agents, suppliers or vendors or otherwise, arising in connection with PowerShares High Yield Corporate Bond Portfolio, Wells Fargo® High Yield Bond Index or any data or values included therein or in connection therewith and shall not be liable for any lost profits, losses, punitive, incidental or consequential damages. Bloomberg L.P., its affiliates and its and their partners, employees, subcontractors, agents, suppliers or vendors shall not be responsible for or have any liability for any injuries or damages caused by errors, inaccuracies, omissions or any other failure in, or delays or interruptions or, PowerShares High Yield

49

Corporate Bond Portfolio, Wells Fargo® High Yield Bond Index or any data or values included therein or in connection therewith, from whatever cause. Bloomberg L.P., its affiliates and its and their partners, employees, subcontractors, agents, suppliers or vendors are not responsible for the selection of or use Wells Fargo® High Yield Bond Index or any data or values included therein or in connection therewith, the accuracy and adequacy of PowerShares High Yield Corporate Bond Portfolio, Wells Fargo® High Yield Bond Index or any data or values included therein or in connection therewith or information used by the Adviser or Wells Fargo and the resultant output thereof.

Merrill Lynch is not affiliated with PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or with the Adviser. Each Fund is entitled to use its respective Underlying Merrill Lynch Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indexes and marks to the Fund at no cost. The Adviser has a licensing agreement with Merrill Lynch.

The only relationships that Merrill Lynch has with the Adviser or Distributor of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio in connection with the Funds are that Merrill Lynch has licensed certain of their intellectual property, including the determination of the component securities of the Underlying Merrill Lynch Indexes and the name of the Underlying Indexes. The Underlying Merrill Lynch Indexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. Merrill Lynch has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Merrill Lynch Indexes. Merrill Lynch is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Merrill Lynch has no obligation or liability in connection with the administration, marketing or trading of the Funds.

MERRILL LYNCH SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING MERRILL LYNCH INDEXES. MERRILL LYNCH MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING MERRILL LYNCH INDEXES, TRADING BASED ON THE UNDERLYING MERRILL LYNCH INDEXES, ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE FUNDS, OR FOR ANY OTHER USE. MERRILL LYNCH EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING MERRILL LYNCH INDEXES OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE RESPECTIVE LICENSE AGREEMENTS WITH THE ADVISER. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THE UNDERLYING MERRILL LYNCH INDEXES, EVEN IF MERRILL LYNCH IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio (and their Shares) are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes. The Underlying Merrill Lynch Indexes are the exclusive property of Merrill Lynch. "The BofA Merrill Lynch Build America Bond Index," "The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index," "The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index" and "The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index" are service marks of Merrill Lynch and have been licensed for use for certain purposes by

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PowerShares Capital Management LLC. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes makes any representation or warranty, express or implied, to the owners of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio particularly or the ability of the Underlying Merrill Lynch Indexes to track the corresponding market performance. Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and of the Underlying Merrill Lynch Indexes, which are determined, composed and calculated by Merrill Lynch without regard to PowerShares Capital Management LLC, the sponsor of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio or the owners of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes is responsible for or has participated in the determination of the timing of, prices at, or quantities of the shares of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio to be issued or in the determination or calculation of the equation by which Shares in PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio are to be redeemed. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes has any obligation or liability in connection with the administration, marketing or trading of the shares of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Preferred Portfolio.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY POWERSHARES CAPITAL MANAGEMENT LLC, POWERSHARES EXCHANGE-TRADED FUND TRUST II, OWNERS OF POWERSHARES BUILD AMERICA BOND PORTFOLIO, POWERSHARES INSURED CALIFORNIA MUNICIPAL BOND PORTFOLIO, POWERSHARES INSURED NATIONAL MUNICIPAL BOND PORTFOLIO, POWERSHARES INSURED NEW YORK MUNICIPAL BOND PORTFOLIO AND POWERSHARES PREFERRED PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING

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THE UNDERLYING MERRILL LYNCH INDEXES HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND POWERSHARES CAPITAL MANAGEMENT LLC.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Merrill Lynch to determine whether Merrill Lynch's permission is required. Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

Thomson Financial Services and the Thomson Municipal Market Data VRDO Index are service marks of Thomson and have been licensed for use for certain purposes by the Adviser. The Fund is not sponsored, endorsed, sold or promoted by Thomson or any of its affiliates or subsidiaries. Thomson and Municipal Market Data, as Index Provider, make no representation, express or implied, regarding the advisability of investing in this product. As the Index Provider, Thomson and Municipal Market Data are licensing certain trademarks, the Underlying Index and trade names which are composed by Thomson and Municipal Market Data without regard to the Underlying Index, this product or any investor. The PowerShares VRDO Tax-Free Weekly Portfolio is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

The PowerShares VRDO Tax-Free Weekly Portfolio is not sponsored, endorsed, sold or promoted by Thomson or any subsidiary or affiliate of Thomson, including Municipal Market Data. The Thomson Municipal Market Data VRDO Index is the exclusive property of Thomson. "Thomson" and "Municipal Market Data" are service marks of Thomson and have been licensed for use for certain purposes by the Adviser. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Underlying Index makes any representation or warranty, express or implied, concerning the Underlying Index, the Fund or the advisability of investing in securities generally. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Underlying Index has any obligation to take the needs of the Fund, the Adviser, or its clients into consideration in determining, composing or calculating the Underlying Index. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Underlying Index is responsible for or has participated in the determination of the timing of, prices at, quantities or valuation of the Fund. Neither Thomson, any affiliate of Thomson nor any other party involved in, or related to, making or compiling the Underlying Index has any obligation or liability in connection with the administration, marketing or trading of the product.

NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THOMSON, ANY AFFILIATE OF THOMSON NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THOMSON, ANY AFFILIATE OF THOMSON OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THOMSON AND THE ADVISER, THE FUND OR THE DISTRIBUTOR.

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No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Thomson trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Thomson to determine whether Thomson's permission is required. Under no circumstances may any person or entity claim any affiliation with Thomson without the written permission of Thomson.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers-dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Purchases and sales of fixed-income securities for a Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the ask prices).

When a Fund purchases a newly issued security at a fixed price, the Adviser may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund's management expenses.

The aggregate brokerage commissions paid by each Fund during the Fund's fiscal years ended October 31, 2007, 2008 and 2009, as applicable, are set forth in the chart below. The PowerShares Build America Bond Portfolio had not commenced operations as of October 31, 2009 and therefore does not have brokerage commission information to report.

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	Brokerage Commissions Paid for the Fiscal Year Ended
Fund	October 31, 2009	October 31, 2008	October 31, 2007	Date of Commencement of Investment Operations
PowerShares 1-30 Laddered Treasury Portfolio	None	None	None	10/11/2007
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	$4,754	$5,462	N/A	05/16/2008
PowerShares Autonomic Balanced NFA Global Asset Portfolio	$5,425	$4,192	N/A	05/16/2008
PowerShares Autonomic Growth NFA Global Asset Portfolio	$4,962	$7,858	N/A	05/16/2008
PowerShares Emerging Markets Sovereign Debt Portfolio	None	None	None	10/11/2007
PowerShares High Yield Corporate Bond Portfolio	$1,705	None	N/A	11/13/2007
PowerShares Insured California Municipal Bond Portfolio	None	None	None	10/11/2007
PowerShares Insured National Municipal Bond Portfolio	None	None	None	10/11/2007
PowerShares Insured New York Municipal Bond Portfolio	None	None	None	10/11/2007
PowerShares Preferred Portfolio	$43,822	$50,971	N/A	01/28/2008
PowerShares VRDO Tax-Free Weekly Portfolio	None	None	N/A	11/14/2007

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the "Declaration").

The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 34 funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, and terminate any series without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable. Each Share of a Fund is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any Fund into another trust or entity, reorganize the Trust, or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or the Fund.

A Fund is not required to hold an annual meeting of shareholders, but the Fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to such Fund or as otherwise determined by the Trustees, and ownership of Fund Shares may be disclosed by such Fund if so required by law or regulation or as the Trustees may otherwise determine.

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Under Massachusetts law applicable to Massachusetts business trusts, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust's Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Trust's Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees.

The Declaration further provides that a Fund shall be responsible for payment of attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

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The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons. Other than trustees or officers of the Funds that may be noted above in the section "Management" on page 41, the following tables set forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund's outstanding equity securities as of January 29, 2010:

POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	14.57%
State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	14.53%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	10.17%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.63%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.62%

POWERSHARES AUTONOMIC BALANCED GROWTH NFA GLOBAL ASSET PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	20.24%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	18.18%
Oppenheimer & Co. Inc. 125 Broad Street New York, NY 10004	9.10%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.00%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.78%
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	7.36%

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POWERSHARES AUTONOMIC BALANCED NFA GLOBAL ASSET PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	19.88%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	10.43%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.23%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	8.93%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	8.46%
Wells Fargo Investment, LLC 420 Montgomery Street San Francisco, CA 94163	6.98%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	5.81%

POWERSHARES AUTONOMIC GROWTH NFA GLOBAL ASSET PORTFOLIO

Name & Address	% Owned
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	22.27%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	22.23%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.98%
Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	7.17%

POWERSHARES BUILD AMERICA BOND PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	16.20%
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.95%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.06%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	9.91%

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POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	19.33%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.62%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.17%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	6.73%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	5.34%

POWERSHARES HIGH YIELD CORPORATE BOND PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	14.81%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.40%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.24%
Bank of America, National Association 100 North Tryon Street Charlotte, NC 28255	8.24%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.25%

POWERSHARES INSURED CALIFORNIA MUNICIPAL BOND PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.50%
Bank of America, National Association 100 North Tryon Street Charlotte, NC 28255	13.06%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	11.75%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	8.22%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.78%

58

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	7.25%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.79%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	5.27%

POWERSHARES INSURED NATIONAL MUNICIPAL BOND PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	18.41%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.53%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	8.61%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	8.27%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	7.06%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.28%
Bank of America, National Association 100 North Tryon Street Charlotte, NC 28255	5.85%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.08%

POWERSHARES INSURED NEW YORK MUNICIPAL BOND PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	11.41%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.56%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	10.24%
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	8.02%

59

Name & Address	% Owned
Sterne, Agee & Leach, Inc. 300 Shades Creek Parkway, Suite 700 Birmingham, AL 35209	6.79%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	6.60%
American Enterprise Investment Services Inc. 2178 AXP Financial Center Minneapolis, MN 55474	5.48%
Bank of America, National Association 100 North Tryon Street Charlotte, NC 28255	5.37%
Bear, Stearns Securities Corp. 1 MetroTech Center North Brooklyn, NY 11201	5.33%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.20%

POWERSHARES PREFERRED PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	20.78%
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	19.99%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	10.22%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.75%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	5.68%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.40%

POWERSHARES VRDO TAX-FREE WEEKLY PORTFOLIO

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	24.94%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	11.21%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	9.35%

60

Name & Address	% Owned
Morgan Stanley DW Inc. 1221 Avenue of the Americas New York, NY 10020	8.35%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.49%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	6.29%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.28%

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by New York Stock Exchange, Inc. ("NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and

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customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187 or on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters. Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q, may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds' Form N-Q and Form N-CSR are available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy.

The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and BNYM will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain

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Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which NYSE is open for business. As of the date of this SAI, NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio, generally consists of an in-kind deposit of a designated portfolio of securities (the "Deposit Securities") per each Creation Unit Aggregation constituting a substantial replication, or a representation, of the securities included in the relevant Underlying Index (the "Fund Securities") and an amount of cash (the "Cash Component") as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund. Creation Unit Aggregations of PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio are issued principally for cash, calculated based on the NAV per Share multiplied by the number of Shares representing a Creation Unit ("Deposit Cash"), plus a fixed transaction fee as discussed below. The PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured NewYork Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio also reserve the right to permit or require Creation Units to be issued in-kind. The Adviser expects that, with respect to PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, the Deposit Securities should correspond pro rata, to the extent practical, to the securities held by the Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

If Creation Units are issued in-kind, the Custodian, through the NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. The Deposit Cash and/or Deposit Securities and the Cash Component constitute the Fund Deposit, which represent the minimum initial and subsequent investment amount for a Creation Unit.

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Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Funds until such time as the next announced composition of the Deposit Securities is made available.

If applicable, the identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a "cash in lieu" amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Funds and will affect the value of the Shares, but the Adviser, subject to the approval of the Board, may adjust the transaction fee within the parameters described above to protect ongoing shareholders.

The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of each Fund's Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "AP." Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, including orders requesting substitution of a "cash-in-lieu" amount, generally must be received by the Distributor no later than 3:00 p.m., Eastern time, on the trade date. With respect to in-kind creations, a custom order may be placed by an AP where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. On days when a listing exchange or the bond markets close earlier than normal, the Funds may require orders to create Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday), orders requesting substitution of a "cash-in-lieu" amount must be received by the Distributor no later than 11:00 a.m., Eastern time. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders

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Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

With respect to creation orders for Funds that invest in foreign securities, the Custodian shall cause the subcustodian for each Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash-in-lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor's behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

All orders from investors who are not APs to create Creation Unit Aggregations must be placed with an AP, as applicable, in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund must to be placed by the investor's broker through an AP that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through the Federal Reserve System (for cash and government securities) and through a DTC Participant (for corporate and municipal securities) that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Units of the Fund does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of cash and/or securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 4:00 p.m., Eastern time, on the Settlement Date, which is generally the third Business Day following the Transmittal Date, for PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured NewYork Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio and

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by no later than 11:00 a.m., Eastern time, on the next Business Day immediately following the Transmittal Date for PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 4:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date for PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured NewYork Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio and no later than 2:00 p.m., Eastern time, on the next Business Day immediately following the Transmittal Date for PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by the deadlines described above, such order will be canceled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the current NAV of the Funds. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor.

With respect to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio, Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by 11:00 a.m., Eastern time, the next Business Day, then the order may be deemed to be canceled, and the AP shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. APs will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The

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Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

With respect to PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, in accordance with each Fund's Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See "Creation Transaction Fee" section below.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BNYM regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard creation transaction fee and the maximum creation transaction fee for each Fund are $500 and $2,000, respectively.

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Redemption of Fund Shares in Creation Unit Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

With respect to those funds that invest in foreign securities, redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. The Redemption Transaction Fees for each Fund are the same as the Creation Transaction Fees set forth above.

The standard redemption transaction fee and the maximum redemption transaction fee for each Fund are $500 and $2,000, respectively.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are

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responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant (for PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio, a DTC Participant with the ability to transact through the Federal Reserve System) that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of a Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern time, for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. To the extent contemplated by an AP's Participant Agreement, in the event the AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing Shares as soon as possible. Such undertaking shall be secured by the AP to deliver the missing shares as soon as possible. Such understanding shall be secured by the AP's delivery and maintenance of collateral having a value (marked-to-market daily) at least equal to 115% of the value of the missing shares, which the Adviser may change from time to time. The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP. The AP's Participant Agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing Shares or acquire the Deposit Securities and the Cash Component underlying such Shares at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such Shares, Deposit Securities or Cash Component and the value of the collateral. After the Trust and/or the Administrator has deemed an order for redemption outside the Clearing Process received, the Trust and/or the Administrator will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust and/or the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however,

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either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash-in-lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

On days when the relevant Exchange or the bond market closes earlier than normal, certain Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier then normal (such as the day before a holiday) orders requesting substitution of a "cash-in-lieu" amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

The chart below describes in further detail the placement of redemption orders outside the Clearing Process for equity securities.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be Received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

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Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)	11:00 a.m. (ET)
Fund shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
	* If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET)
Fund shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
	*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in the fund do not offset gains in any other fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more

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of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

If at the end of each quarter of the taxable year of a RIC, 50% or more of the assets, by value, of the RIC are state, municipal and other bonds that pay interest that is exempt from federal income tax, the RIC may designate a portion of its dividends as exempt-interest dividends. Some of the Funds expect to be eligible to make such designations with respect to a substantial amount of the income they receive. The portion of the dividends that are designated as being exempt-interest dividends generally will be exempt from federal income tax and may be exempt from state and local taxation. Depending on a shareholder's state of residence, exempt-interest dividends paid by the Funds from interest earned on municipal securities of that state, or its political subdivision, may be exempt in the hands of such shareholder from income tax in that state and its localities. However, income from municipal securities of states other than the shareholder's state of residence generally will not qualify for this treatment.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and the PowerShares VRDO Tax-Free Weekly Portfolio will not be deductible for U.S. federal income tax purposes.

Each Fund may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, convertible securities, structured notes and in swaps, options and futures contracts and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Funds. A Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet their distribution requirements.

Distributions from a Fund's net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, if any, are taxable as ordinary income. Distributions reinvested in additional Shares of the Funds through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares.

If a shareholder receives exempt-interest dividends with respect to any share of the Funds and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the IRS may require a shareholder in a Fund that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by the Funds that unexpectedly represents income derived from certain revenue or private activity bonds held by the Funds may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. In addition, the receipt of dividends and distributions from the Funds may affect a foreign corporate shareholder's federal "branch profits" tax liability and the federal "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisers as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Internal Revenue Code or (ii) subject to the federal "branch profits" tax, or the deferral "excess net passive income" tax.

If, for any calendar year, the total distributions made exceed a Funds' current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

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Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2011, and all dividends will be taxed at ordinary income rates. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, tax-exempt income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends, if any, to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Any market discount recognized by the Funds on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Funds to include the market discount in income as it accrues, gain on the Funds' disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Distributions paid by the Funds to shareholders who are nonresident aliens or foreign entities ("Non-U.S. Shareholders") that are derived from tax-exempt bonds, and that are properly designated as exempt-interest dividends, will generally not be subject to U.S. withholding tax. Distributions of ordinary income paid to Non-U.S. Shareholders that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% U.S. withholding tax unless an exemption applies or a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, with respect to taxable years of the Funds beginning before January 1, 2010 (or later date if extended by Congress), the portion of ordinary distributions paid to Non-U.S. Shareholders that are properly designated by the Funds as "short-term capital gain dividends" or "interest-related dividends" (generally, interest, original issue discount and market discount on bonds of a U.S. Issuer) will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.

Non-U.S. Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on capital gains dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.

Gains on the sale of shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to U.S. federal net income taxation at regular income tax rates. Non-U.S. Shareholders are urged to consult their own tax advisors concerning the applicability of U.S. income tax or withholding tax to their investment in a Fund.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the

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Funds or who, to the Funds' knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

New York State and City Tax Considerations for PowerShares Insured New York Municipal Bond Portfolio

To the extent that dividends from the Fund are derived from interest on New York and Puerto Rico tax-exempt securities, such dividends will also be exempt from New York State and City income taxes.

Interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, may not be deductible by the investor for State or City income tax purposes.

Shareholders who are New York residents will normally be subject to New York State or City income tax on dividends paid from interest income derived from taxable securities and on distributions of net capital gains. For New York State or City income tax purposes, distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Shares of the Fund and regardless of whether the distribution is received in additional shares or in cash. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to New York franchise taxes if received by a corporation doing business in New York, to state taxes in states other then New York and to local taxes.

California State Tax Considerations for PowerShares Insured California Municipal Bond Portfolio

To the extent that dividends from the Fund are derived from interest on California and Puerto Rico tax-exempt securities and certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local government obligations or in certain other obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income taxes.

The portion of dividends constituting exempt-interest dividends is that portion (i) derived from interest on obligations which would be exempt from California tax if held by an individual, and (ii) designated by the Fund as exempt-interest dividends in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year. However, the total amount of dividends paid by the Fund to all of its shareholders with respect to any taxable year that can be treated as exempt-interest dividends for California tax purposes cannot exceed the difference between (i) the amount of interest received by the Fund during such year on obligations which pay interest excludable from California personal income under California law and (ii) the expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends designated by the Fund as exempt-interest dividends for a taxable year exceed the amount that may be treated as exempt-interest dividends for California tax purposes, only that percentage of each dividend distribution equal to the ratio of aggregate exempt-interest dividends to aggregate dividends so designated will be treated as an exempt-interest dividend for California tax purposes.

Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal alternative minimum tax purposes. Because California law does not

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impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.

Distributions other than exempt-interest dividends to shareholders are includable in income subject to the California alternative minimum tax. For California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Fund and regardless of whether the distribution is received in additional shares or in cash. In addition, unlike federal law, the shareholders of the Fund will not be subject to tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, generally will not be deductible by the investor for state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Internal Revenue Code, a loss realized by a shareholder upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the federal, state and local tax law, including statutes, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Funds.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

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DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. Common stocks and other equity securities are valued at the last sales price that day. With respect to those Funds that invest in foreign Securities, as the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. The Adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Dividends, Distributions and Taxes."

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid monthly for each Fund except PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares

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Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio which are declared and paid quarterly.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP audits the Funds' financial statements and performs other related audit services.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust's Annual Report to shareholders with respect to the Funds for the fiscal year ended October 31, 2009 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report with respect to the Funds at no charge by calling 800.983.0903 during normal business hours.

78

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY - OVERVIEW

For those ETFs which Invesco PowerShares Capital Management LLC ("Invesco PowerShares" or the "Adviser") has explicit or implicit authority to vote proxies, Invesco PowerShares:

1)  applies its proxy voting policies consistently;

2)  documents the reasons for voting; and

3)  maintains records of voting activities for clients and regulating authorities;

4)  monitors voting activity for potential conflicts of interest.

Proxy Voting

In order to facilitate this proxy voting process, Invesco PowerShares has retained Glass Lewis & Co., to assist the firm with in-depth proxy research and has retained Broadridge to vote execution and the recordkeeping necessary for tracking proxy voting for the appropriate client account. Invesco PowerShares votes according to Glass Lewis & Co voting recommendations to the extent that there is not a material conflict of interest. Glass Lewis & Co., specializes in providing a variety of fiduciary-level services related to proxy voting. Glass Lewis & Co Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season is available upon request. To request a copy please call Invesco PowerShares at 800.983.0903.

Procedures for Addressing Material Conflicts of Interest

Example of potential conflicts of interest includes situations where the Adviser or an affiliate, or personnel of either entity:

1.  Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast.

2.  Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall periodically review the proxy voting record to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees on the other hand (a potential conflict). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interest of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed Glass Lewis's proxy voting policies, or (ii) the Adviser may engage an independent third-party to determine how the proxy should be voted. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may

A-1

exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior managers actually knew or reasonably should have know of the potential conflict.

Share blocking

The Adviser my choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, the Adviser must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly the Adviser will not vote those proxies in the absence of an unusual significant vote.

Special Policy

With respect to PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Lux Nanotech Portfolio, the Adviser will vote proxies in accordance with Sections 12(d)(1)(E) and 12(d)(1)(F), which requires that the Adviser vote the shares in the portfolio of the PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Lux Nanotech Portfolio in the same proportion as the vote of all other holders of such security.

A-2

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant*****.

(b)	By-laws of the Registrant**.

(c)	Not applicable.

(d)

(1)	Form of Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC****.

(e)	Not applicable.

(f)	Not applicable.

(g)(i)	Form of Custody Agreement between Registrant and The Bank of New York**.

(g)(ii)	Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York**.

(h)

a.	Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York**.

b.	Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York**.

c.	Form of Participant Agreement between Invesco Aim Distributors, Inc., The Bank of New York and the Participant**.

d.	Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management LLC**.

(i)

1.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio**.

2.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio**.

3.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio******.

4.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio******.

5.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio*******.

6.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio*******.

7.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio**********.

8.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio**********.

9.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares National Municipal Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

10.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares National Municipal Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

11.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio********.

12.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio********.

13.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio*********.

14.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio*********.

15.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio***********.

16.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio***********.

17.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio************.

18.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio************.

19.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Global Nuclear Energy Portfolio****************.

20.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Global Nuclear Energy Portfolio****************.

21.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

22.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

23.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

24.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

25.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Wind Energy Portfolio ****************.

26.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Wind Energy Portfolio ****************.

27.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares MENA Frontier Countries Portfolio*****************.

28.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares MENA Frontier Countries Portfolio*****************.

29.

Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

30.

Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

31.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

32.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

33.

Consent of Dechert LLP with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Build America Bond Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio††††††.

34.	Opinion and consent of Dechert LLP with respect to PowerShares Build America Bond Portfolio†††.

35.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Build America Bond Portfolio†††.

36.	Opinion and consent of Dechert LLP with respect to PowerShares CEF Income Composite Portfolio†††††.

37.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares CEF Income Composite Portfolio†††††.

38.

Opinion and consent of Dechert LLP with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio and PowerShares Convertible Portfolio, to be filed by amendment.

39.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio and PowerShares Convertible Portfolio, to be filed by amendment.

40.

Opinion and consent of Dechert LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Telecommunications Portfolio and PowerShares S&P SmallCap Utilities Portfolio, to be filed by amendment.

41.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Telecommunications Portfolio and PowerShares S&P SmallCap Utilities Portfolio, to be filed by amendment.

(j)

1.

Consent of Independent Registered Public Accounting Firm, with respect to the PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Developed Markets Infrastructure Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

2.

Consent of Independent Registered Public Accounting Firm with regard to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

3.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio**************.

4.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Nuclear Energy Portfolio****************.

5.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

6.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Wind Energy Portfolio ****************.

7.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares MENA Frontier Countries Portfolio*****************.

8.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

9.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

10.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Build America Bond Portfolio PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio††††††.

11.	Consent of Independent Registered Public Accounting Firm with respect PowerShares Build America Bond Portfolio†††.

12.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio and PowerShares Convertible Portfolio, to be filed by amendment.

13.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Telecommunications Portfolio and PowerShares S&P SmallCap Utilities Portfolio, to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)

a.	Code of Ethics of the Registrant and Invesco PowerShares Capital Management LLC**.

b.	Code of Ethics of Invesco Aim Distributors, Inc.*.

(q)

1.	Powers of Attorney†††.

2.	Power of Attorney for H. Bruce Bond††††.

3.	Powers of Attorney for Todd J. Barre and Kevin M. Carome††††††.

*	Incorporated by reference to the Trust’s Registration Statement, filed on November 7, 2006.
**	Incorporated by reference to Pre-Effective Amendment No.1, filed on June 6, 2007.
***	Incorporated by reference to Post-Effective Amendment No.1, filed on June 13, 2007.
****	Incorporated by reference to Post-Effective Amendment No.2, filed on July 17, 2007
*****	Incorporated by reference to Post-Effective Amendment No.7, filed on September 20, 2007.
******	Incorporated by reference to Post-Effective Amendment No.10, filed on September 24, 2007.
*******	Incorporated by reference to Post-Effective Amendment No.12, filed on October 3, 2007.
********	Incorporated by reference to Post-Effective Amendment No.15, filed on October 3, 2007.
*********	Incorporated by reference to Post-Effective Amendment No. 20, filed on November 2, 2007.
**********	Incorporated by reference to Post-Effective Amendment No. 21, filed on November 2, 2007.
***********	Incorporated by reference to Post-Effective Amendment No. 25, filed on December 26, 2007.
************	Incorporated by reference to Post-Effective Amendment No. 26, filed on December 26, 2007.
**************	Incorporated by reference to Post-Effective Amendment No. 31, filed on January 22, 2008.
***************	Incorporated by reference to Post-Effective Amendment No. 36, filed on February 29, 2008.
***************	Incorporated by reference to Post-Effective Amendment No. 37, filed on March 24, 2008.
****************	Incorporated by reference to Post-Effective Amendment No. 56, filed on June 20, 2008.
*****************	Incorporated by reference to Post-Effective Amendment No. 55, filed on June 20, 2008.
******************	Incorporated by reference to Post-Effective Amendment No. 67, filed on August 21, 2008.
†	Incorporated by reference to Post-Effective Amendment No. 71, filed on September 17, 2008.

††	Incorporated by reference to Post-Effective Amendment No. 87, filed on February 27, 2009.

†††	Incorporated by reference to Post-Effective Amendment No. 119, filed on November 10, 2009.
††††	Incorporated by reference to Post-Effective Amendment No. 123, filed on December 28, 2009.

†††††	Incorporated by reference to Post-Effective Amendment No. 128, filed on January 22, 2010.
††††††	Filed herewith.

Item 29.  Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.  FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL.  FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 30.  Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENT OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification ..  Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications ..  Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 31.  Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.  (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Fund” in the Prospectus constituting Part A which is included in this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is included in this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of Invesco PowerShares Capital Management LLC is set forth in Invesco PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 32.  Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for the Fund is Invesco Aim Distributors, Inc. which acts as distributor for the Registrant and the following other funds:

AIM COUNSELOR SERIES TRUST

AIM Core Plus Bond Fund

AIM Floating Rate Fund

AIM Multi-Sector Fund

AIM Select Real Estate Income Fund

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

Invesco Balanced Fund

Invesco California Tax-Free Income Fund

Invesco Dividend Growth Securities Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Fundamental Value Fund

Invesco Large Cap Relative Value Fund

Invesco New York Tax-Free Income Fund

Invesco S&P 500 Index Fund

Invesco Van Kampen American Franchise Fund

Invesco Van Kampen Core Equity Fund

Invesco Van Kampen Equity and Income Fund

Invesco Van Kampen Equity Premium Income Fund

Invesco Van Kampen Growth & Income Fund

Invesco Van Kampen Money Market Fund

Invesco Van Kampen Pennsylvania Tax Free Income Fund

Invesco Van Kampen Small Cap Growth Fund

Invesco Van Kampen Tax Free Money Fund

AIM EQUITY FUNDS

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Disciplined Equity Fund

AIM Diversified Dividend Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Summit Fund

AIM FUNDS GROUP

AIM Basic Balanced Fund

AIM European Small Company Fund

AIM Global Core Equity Fund

AIM International Small Company Fund

AIM Mid Cap Basic Value Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM GROWTH SERIES

AIM Basic Value Fund

AIM Conservative Allocation Fund

AIM Global Equity Fund

AIM Growth Allocation Fund

AIM Income Allocation Fund

AIM Balanced-Risk Retirement Now Fund

AIM Balanced-Risk Retirement 2010 Fund

AIM Balanced-Risk Retirement 2020 Fund

AIM Balanced-Risk Retirement 2030 Fund

AIM Balanced-Risk Retirement 2040 Fund

AIM Balanced-Risk Retirement 2050 Fund

AIM International Allocation Fund

AIM Mid Cap Core Equity Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

AIM Small Cap Growth Fund

Invesco Convertible Securities Fund

Invesco Van Kampen Asset Allocation Conservative Fund

Invesco Van Kampen Asset Allocation Growth Fund

Invesco Van Kampen Asset Allocation Moderate Fund

Invesco Van Kampen Harbor Fund

Invesco Van Kampen Leaders Fund

Invesco Van Kampen Real Estate Securities Fund

Invesco Van Kampen U.S. Mortgage Fund

AIM INTERNATIONAL MUTUAL FUNDS

AIM Asia Pacific Growth Fund

AIM European Growth Fund

AIM Global Small & Mid Cap Growth Fund

AIM Global Growth Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM INVESTMENT FUNDS

AIM Balanced-Risk Allocation Fund

AIM China Fund

AIM Developing Markets Fund

AIM Global Health Care Fund

AIM International Total Return Fund

AIM Japan Fund

AIM LIBOR Alpha Fund

AIM Trimark Endeavor Fund

AIM Trimark Fund

AIM Trimark Small Companies Fund

Invesco Alternative Opportunities Fund

Invesco Commodities Strategy Fund

Invesco FX Alpha Plus Strategy Fund

Invesco FX Alpha Strategy Fund

Invesco Global Advantage Fund

Invesco Global Dividend Growth Securities Fund

Invesco Health Sciences Fund

Invesco International Growth Equity Fund

Invesco Pacific Growth Fund

Invesco Van Kampen Emerging Markets Fund

Invesco Van Kampen Global Bond Fund

Invesco Van Kampen Global Equity Allocation Fund

Invesco Van Kampen Global Franchise Fund

Invesco Van Kampen Global Tactical Asset Allocation Fund

Invesco Van Kampen International Advantage Fund

Invesco Van Kampen International Growth Fund

AIM INVESTMENT SECURITIES FUNDS

AIM Core Bond Fund

AIM Dynamics Fund

AIM Global Real Estate Fund

AIM High Yield Fund

AIM Income Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Municipal Bond Fund

AIM Real Estate Fund

AIM Short Term Bond Fund

AIM U.S. Government Fund

Invesco High Yield Securities Fund

Invesco Van Kampen Core Plus Fixed Income Fund

Invesco Van Kampen Corporate Bond Fund

Invesco Van Kampen Government Securities Fund

Invesco Van Kampen High Yield Fund

Invesco Van Kampen Limited Duration Fund

AIM SECTOR FUNDS

AIM Energy Fund

AIM Financial Services Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Technology Fund

AIM Utilities Fund

Invesco Mid-Cap Value Fund

Invesco Small-Mid Special Value Fund

Invesco Special Value Fund

Invesco Technology Sector Fund

Invesco U.S. Mid Cap Value Fund

Invesco U.S. Small Cap Value Fund

Invesco U.S. Small/Mid Cap Value Fund

Invesco Value Fund

Invesco Value II Fund

Invesco Van Kampen American Value Fund

Invesco Van Kampen Capital Growth Fund

Invesco Van Kampen Comstock Fund

Invesco Van Kampen Enterprise Fund

Invesco Van Kampen Mid Cap Growth Fund

Invesco Van Kampen Small Cap Value Fund

Invesco Van Kampen Technology Fund

Invesco Van Kampen Utility Fund

Van Kampen Value Opportunities Fund

AIM TAX-EXEMPT FUNDS

AIM High Income Municipal Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

Invesco Municipal Fund

Invesco Tax-Exempt Securities Fund

Invesco Van Kampen California Insured Tax Free Fund

Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen Insured Tax Free Income Fund

Invesco Van Kampen Intermediate Term Municipal Income Fund

Invesco Van Kampen Municipal Income Fund

Invesco Van Kampen New York Tax Free Income Fund

AIM TREASURER’S SERIES TRUST

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Basic Balanced Fund

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund

AIM V.I. Diversified Income Fund

AIM V.I. Dynamics Fund

AIM V.I. Financial Services Fund

AIM V.I. Global Health Care Fund

AIM V.I. Global Real Estate Fund

AIM V.I. Government Securities Fund

AIM V.I. High Yield Fund

AIM V.I. International Growth Fund

AIM V.I. Large Cap Growth Fund

AIM V.I. Leisure Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Money Market Fund

AIM V.I. PowerShares ETF Allocation Fund

AIM V.I. Small Cap Equity Fund

AIM V.I. Technology Fund

AIM V.I. Utilities Fund

Invesco V.I. Dividend Growth Fund

Invesco V.I. Global Dividend Growth Fund

Invesco V.I. High Yield Fund

Invesco V.I. Income Builder Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Select Dimensions Balanced Fund

Invesco V.I. Select Dimensions Dividend Growth Fund

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Invesco Van Kampen V.I. Capital Growth Fund

Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Invesco Van Kampen V.I. Global Value Equity Fund

Invesco Van Kampen V.I. Government Fund

Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. High Yield Fund

Invesco Van Kampen V.I. International Growth Equity Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Mid Cap Value Fund

Invesco Van Kampen V.I. Value Fund

SHORT-TERM INVESTMENT TRUST

Government & Agency Portfolio

Government Tax Advantage Portfolio

Liquid Assests Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Gary K. Wendler	None	Director
John M. Zerr	None	Director, Senior Vice President, Secretary and Chief Legal Officer
John Cooper	None	Executive Vice President
Brian Lee	None	Executive Vice President
Philip A. Taylor	None	Director

*                 The principal business address for all directors and executive officers is Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

Not applicable.

Item 33.  Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 3 1(A) OF THE 1940 ACT
[15 U.S.C. 80A-30 (A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 34.  Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 35.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 26th day of February, 2010.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	February 26, 2010
Andrew Schlossberg

/s/ Bruce T. Duncan	Chief Financial Officer, Treasurer and Secretary	February 26, 2010
Bruce T. Duncan

*/s/ H. Bruce Bond	Chairman and Trustee	February 26, 2010
H. Bruce Bond

*/s/ Kevin M. Carome	Trustee	February 26, 2010
Kevin M. Carome

*/s/ Ronn R. Bagge	Trustee	February 26, 2010
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 26, 2010
Todd J. Barre

*/s/ Marc M. Kole	Trustee	February 26, 2010
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	February 26, 2010
Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	February 26, 2010
Donald H. Wilson

*By: /s/ Stuart M. Strauss		February 26, 2010
Stuart M. Strauss
Attorney-In-Fact

Exhibit Index

(i)(33)                 Consent of Dechert LLP.

(j)(10)                 Consent of Independent Registered Public Accounting Firm.

(q)(3)                   Powers of Attorney for Todd J. Barre and Kevin M. Carome.